UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund: BlackRock Funds

iShares Edge MSCI Min Vol EAFE Index Fund

iShares Edge MSCI Min Vol USA Index Fund

iShares Edge MSCI Multifactor Intl Index Fund

iShares Edge MSCI Multifactor USA Index Fund

iShares Edge MSCI USA Momentum Factor Index Fund

iShares Edge MSCI USA Quality Factor Index Fund

iShares Edge MSCI USA Size Factor Index Fund

iShares Edge MSCI USA Value Factor Index Fund

iShares MSCI Asia ex Japan Index Fund

iShares MSCI Developed World Index Fund

iShares Russell Mid-Cap Index Fund

iShares Russell Small/Mid-Cap Index Fund

iShares Total U.S. Stock Market Index Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.8%

Australia — 5.6%
AGL Energy Ltd.	40,780	$664,610
Aurizon Holdings Ltd.	39,985	134,559
Caltex Australia Ltd.	11,839	275,313
Cochlear Ltd.	2,211	321,766
Commonwealth Bank of Australia	13,157	708,431
CSL Ltd.	7,645	979,241
Dexus	19,151	136,193
Goodman Group	29,403	200,044
Insurance Australia Group Ltd.	45,189	267,515
Medibank Pvt Ltd.	53,820	118,283
Mirvac Group	133,564	224,144
National Australia Bank Ltd.	5,169	112,369
Newcrest Mining Ltd.	24,601	389,925
Scentre Group	78,359	236,841
Sonic Healthcare Ltd.	25,447	451,181
Stockland	31,053	96,526
Sydney Airport(a)	20,599	110,289
Telstra Corp. Ltd.	135,797	322,874
Transurban Group(a)	72,395	630,828
Vicinity Centres	114,592	209,815
Wesfarmers Ltd.	30,432	1,001,200
Westfield Corp.	25,902	178,988
Westpac Banking Corp.	6,203	133,243
Woolworths Group Ltd.	20,358	425,803

		8,329,981
Belgium — 2.7%
Ageas	3,430	183,479
Colruyt SA	11,726	659,837
Groupe Bruxelles Lambert SA	12,701	1,451,812
KBC Group NV	3,510	305,159
Proximus SADP	29,427	901,766
UCB SA	7,721	581,500

		4,083,553
Denmark — 5.4%
Carlsberg A/S, Class B	2,793	312,346
Chr Hansen Holding A/S	10,045	910,569
Coloplast A/S, Class B	7,405	627,304
Danske Bank A/S	37,795	1,315,346
DSV A/S	7,059	559,043
H Lundbeck A/S	12,237	708,909
ISS A/S	9,737	339,570
Novo Nordisk A/S, Class B	11,209	527,136
Orsted A/S(b)	24,355	1,603,425
Tryg A/S	17,543	415,219
William Demant Holding A/S(c)	17,793	693,423

		8,012,290
Finland — 1.8%
Elisa OYJ	19,916	880,336
Neste OYJ	2,276	191,654
Orion OYJ, Class B	3,651	110,737

Security	Shares	Value
Finland (continued)
Sampo OYJ, Class A	26,631	$1,440,248

		2,622,975
France — 6.1%
Aeroports de Paris	5,403	1,189,325
Air Liquide SA	3,248	422,163
Atos SE	1,230	166,050
Danone SA	7,142	578,543
Dassault Aviation SA	50	99,692
Dassault Systemes SA	7,121	922,810
Essilor International Cie Generale d’Optique SA	1,702	232,474
Eutelsat Communications SA	2,724	58,994
Hermes International	1,595	1,031,391
Iliad SA	1,017	203,708
L’Oreal SA	4,051	975,439
Orange SA	4,674	84,972
Pernod Ricard SA	1,192	197,974
Sanofi	13,818	1,092,482
SEB SA	351	67,253
Sodexo SA	4,741	469,493
Thales SA	7,010	888,578
TOTAL SA	5,391	338,833

		9,020,174
Germany — 4.6%
adidas AG	360	88,477
Beiersdorf AG	6,482	733,362
Deutsche Lufthansa AG, Registered Shares	3,660	106,379
Deutsche Telekom AG, Registered Shares	5,166	90,424
Fraport AG Frankfurt Airport Services Worldwide	823	79,646
Fresenius Medical Care AG & Co. KGaA	7,081	718,514
Fresenius SE & Co. KGaA	3,644	277,506
Henkel AG & Co. KGaA	3,965	472,008
Innogy SE(b)	19,416	853,142
MAN SE	7,007	807,643
Merck KGaA	3,740	365,361
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	3,836	877,915
SAP SE	4,674	519,308
Symrise AG	977	78,973
TUI AG	3,704	83,762
Uniper SE	24,238	749,419

		6,901,839
Hong Kong — 8.3%
BOC Hong Kong Holdings Ltd.	73,000	377,375
CK Infrastructure Holdings Ltd.	89,000	702,424
CLP Holdings Ltd.	185,500	1,926,246
Hang Seng Bank Ltd.	89,500	2,267,027
HK Electric Investments & HK Electric Investments Ltd.(b)(d)	516,500	480,395

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
HKT Trust & HKT Ltd.(a)	740,000	$973,607
Hong Kong & China Gas Co. Ltd.	625,400	1,306,739
Jardine Matheson Holdings Ltd.	3,700	224,049
Jardine Strategic Holdings Ltd.	8,400	317,901
Link REIT	56,500	499,354
MTR Corp. Ltd.	296,500	1,665,962
PCCW Ltd.	341,000	210,789
Power Assets Holdings Ltd.	136,500	1,016,535
WH Group Ltd.(b)	131,500	136,139
Yue Yuen Industrial Holdings Ltd.	86,000	243,721

		12,348,263
Ireland — 1.3%
Kerry Group PLC, Class A	12,180	1,242,874
Paddy Power Betfair PLC	563	55,716
Ryanair Holdings PLC, ADR(c)	5,105	561,397

		1,859,987
Israel — 1.3%
Bank Hapoalim BM	73,503	501,983
Bank Leumi Le-Israel BM	105,377	621,687
Check Point Software Technologies Ltd.(c)	3,382	326,397
Mizrahi Tefahot Bank Ltd.	22,316	407,873

		1,857,940
Italy — 0.2%
Luxottica Group SpA	2,700	168,441
Snam SpA	22,984	110,348

		278,789
Japan — 29.3%
ABC-Mart, Inc.	5,100	336,112
Ajinomoto Co., Inc.	16,600	304,153
ANA Holdings, Inc.	22,900	906,475
Aozora Bank Ltd.	3,100	125,059
Asahi Group Holdings Ltd.	10,200	515,974
Astellas Pharma, Inc.	67,400	985,808
Benesse Holdings, Inc.	13,300	484,429
Canon, Inc.	47,100	1,620,201
Central Japan Railway Co.	2,300	460,884
Chugai Pharmaceutical Co. Ltd.	4,200	221,505
Coca-Cola Bottlers Japan Holdings Inc.	2,400	103,223
Daiichi Sankyo Co. Ltd.	24,300	831,678
Daito Trust Construction Co. Ltd.	4,400	734,206
Daiwa House REIT Investment Corp.	132	314,700
East Japan Railway Co.	7,900	758,937
Eisai Co. Ltd.	5,300	355,466
FamilyMart UNY Holdings Co. Ltd.	7,000	681,323
Hankyu Hanshin Holdings, Inc.	5,800	228,158
Japan Airlines Co. Ltd.	23,100	911,629
Japan Prime Realty Investment Corp.	122	442,468
Japan Real Estate Investment Corp.	142	735,682

Security	Shares	Value
Japan (continued)
Japan Retail Fund Investment Corp.	137	$256,847
Japan Tobacco, Inc.	13,800	370,961
Kajima Corp.	72,000	693,654
Kamigumi Co. Ltd.	5,500	123,814
Kao Corp.	8,100	582,277
KDDI Corp.	22,500	603,981
Keikyu Corp.	19,600	359,090
Keyence Corp.	1,000	609,779
Kirin Holdings Co. Ltd.	45,700	1,282,754
Kyowa Hakko Kirin Co. Ltd.	4,000	86,552
Kyushu Railway Co.	25,000	800,075
Lawson, Inc.	10,000	660,610
McDonald’s Holdings Co. Japan Ltd.	13,000	608,373
MEIJI Holdings Co. Ltd.	6,400	513,282
Mitsubishi Tanabe Pharma Corp.	44,400	843,302
Mizuho Financial Group, Inc.	205,300	371,436
Nagoya Railroad Co. Ltd.	20,300	531,680
NH Foods Ltd.	10,300	449,971
Nikon Corp.	11,000	191,405
Nippon Building Fund, Inc.	110	618,100
Nippon Prologis REIT, Inc.	362	762,938
Nippon Telegraph & Telephone Corp.	38,800	1,841,260
Nissin Foods Holdings Co. Ltd.	11,100	817,339
Nitori Holdings Co. Ltd.	3,400	573,358
Nomura Real Estate Master Fund, Inc.	459	641,615
NTT Data Corp.	18,500	199,374
NTT DOCOMO, Inc.	72,200	1,865,215
Obayashi Corp.	33,400	384,641
Oracle Corp. Japan	6,900	566,818
Oriental Land Co. Ltd.	12,700	1,265,615
Osaka Gas Co. Ltd.	4,700	101,210
Otsuka Corp.	15,600	722,864
Otsuka Holdings Co. Ltd.	14,100	737,186
Park24 Co. Ltd.	11,000	311,600
Recruit Holdings Co. Ltd.	37,500	864,636
Ryohin Keikaku Co. Ltd.	700	239,445
Sankyo Co. Ltd.	8,800	308,503
Santen Pharmaceutical Co. Ltd.	11,300	189,776
Secom Co. Ltd.	7,900	592,688
Seven & i Holdings Co. Ltd.	1,725	76,005
Shimamura Co. Ltd.	3,400	395,669
Shionogi & Co. Ltd.	5,300	272,376
Suntory Beverage & Food Ltd.	22,400	1,102,302
Taisei Corp.	6,400	345,254
Taisho Pharmaceutical Holdings Co. Ltd.	5,200	497,383
Takeda Pharmaceutical Co. Ltd.	20,900	880,100
Terumo Corp.	10,400	588,440
Tobu Railway Co. Ltd.	14,800	471,258
Toray Industries, Inc.	74,400	694,492
Toyo Suisan Kaisha Ltd.	17,600	692,971
Tsuruha Holdings, Inc.	1,600	229,664
United Urban Investment Corp.	290	445,422

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
USS Co. Ltd.	4,300	$90,301
West Japan Railway Co.	5,400	381,679
Yakult Honsha Co. Ltd.	800	56,993
Yamada Denki Co. Ltd.	118,300	618,766
Yamazaki Baking Co. Ltd.	5,500	120,435

		43,561,604
Luxembourg — 0.4%
RTL Group SA	7,566	622,602

Netherlands — 0.5%
Heineken NV	2,912	306,562
Koninklijke Ahold Delhaize NV	3,371	81,324
NN Group NV	3,548	170,037
Royal Dutch Shell PLC, Class A	6,501	226,177

		784,100
New Zealand — 0.5%
Auckland International Airport Ltd.	20,979	93,875
Mercury NZ Ltd.	39,813	89,096
Meridian Energy Ltd.	80,177	165,621
Ryman Healthcare Ltd.	17,837	132,760
Spark New Zealand Ltd.	115,237	279,845

		761,197
Norway — 0.2%
Gjensidige Forsikring ASA	12,455	197,141
Orkla ASA	9,948	92,071
Yara International ASA	1,420	59,893

		349,105
Singapore — 4.4%
CapitaLand Mall Trust	80,000	126,333
DBS Group Holdings Ltd.	73,300	1,691,184
Oversea-Chinese Banking Corp. Ltd.	160,100	1,653,606
SATS Ltd.	100,500	417,617
Singapore Airlines Ltd.	106,500	868,973
Singapore Telecommunications Ltd.	408,800	1,081,314
United Overseas Bank Ltd.(d)	31,935	723,143

		6,562,170
Sweden — 1.6%
Hennes & Mauritz AB, Class B	8,747	150,312
ICA Gruppen AB	6,711	208,379
L E Lundbergforetagen AB, B Shares	5,999	406,038
Skandinaviska Enskilda Banken AB, Class A	9,531	89,477
Svenska Handelsbanken AB, Class A	17,059	190,246
Swedbank AB, Class A	8,878	192,859
Swedish Match AB	10,745	482,023
Telia Co. AB	135,282	666,089

		2,385,423
Switzerland — 12.3%
Baloise Holding AG, Registered Shares	4,742	751,630
Barry Callebaut AG, Registered Shares	227	407,528

Security	Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	119	$764,938
Chocoladefabriken Lindt & Spruengli AG, Registered Shares(c)	3	227,541
Givaudan SA, Registered Shares	266	592,129
Kuehne + Nagel International AG, Registered Shares	9,361	1,457,469
Nestle SA, Registered Shares	24,883	1,927,688
Novartis AG, Registered Shares	25,744	1,981,626
Partners Group Holding AG	1,363	994,131
Roche Holding AG	7,675	1,705,288
Schindler Holding AG, Registered Shares	608	121,660
Sika AG, Bearer Shares	53	384,580
Sonova Holding AG, Registered Shares	6,927	1,141,526
Straumann Holding AG, Registered Shares	215	145,948
Swiss Life Holding AG, Registered Shares(c)	2,138	747,912
Swiss Prime Site AG, Registered Shares(c)	8,361	783,375
Swiss Re AG	16,862	1,606,430
Swisscom AG, Registered Shares	3,290	1,577,991
Zurich Insurance Group AG	3,145	1,004,624

		18,324,014
United Kingdom — 12.3%
Admiral Group PLC	10,462	286,307
AstraZeneca PLC	14,459	1,012,163
BAE Systems PLC	86,950	729,529
British American Tobacco PLC	15,697	860,941
BT Group PLC	69,355	238,050
Carnival PLC	7,615	494,939
Cobham PLC(c)	42,350	66,887
Compass Group PLC	82,367	1,766,999
Diageo PLC	36,347	1,296,666
Direct Line Insurance Group PLC	120,420	618,752
Experian PLC	3,962	90,778
GlaxoSmithKline PLC	69,741	1,398,806
HSBC Holdings PLC	98,544	981,102
Imperial Brands PLC	16,383	586,177
Kingfisher PLC	114,199	476,259
National Grid PLC	116,390	1,346,625
Randgold Resources Ltd.	7,432	602,613
Reckitt Benckiser Group PLC	13,274	1,041,318
RELX PLC	60,052	1,283,491
Royal Mail PLC	80,951	645,581
Severn Trent PLC	2,583	68,780
Smith & Nephew PLC	40,723	779,888
SSE PLC	26,687	506,482
Unilever PLC	3,024	169,622
United Utilities Group PLC	7,540	76,888

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Vodafone Group PLC	295,785	$863,163

		18,288,806

Total Long-Term Investments — 98.8% (Cost — $132,228,281)		146,954,812

Security	Shares	Value
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.93%(e)(f)(g)	1,170,925	$1,171,042
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.61%(f)(g)	9,821	9,821

Total Short-Term Securities — 0.8% (Cost — $1,180,862)		1,180,863

Total Investments — 99.6% (Cost — $133,409,143)		148,135,675
Other Assets Less Liabilities — 0.4%		561,993

Net Assets — 100.0%		$148,697,668

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	708,235	462,690	1,170,925	$1,171,042	$4,023	(b)	$(260)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	304,285	(294,464)	9,821	9,821	2,686		—	—

				$1,180,863	$6,709		$(260)	$1

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR — American Depositary Receipts

CLP — Chilean Peso

FTSE — Financial Times Stock Exchange

REIT — Real Estate Investment Trust

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Min Vol EAFE Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Nikkei 225 Index	5	06/07/18	$515	$22,311
FTSE 100 Index	7	06/15/18	719	37,145
SPI 200 Index	3	06/21/18	337	8,916

				$68,372

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

5

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$8,329,981	$—	$8,329,981
Belgium	—	4,083,553	—	4,083,553
Denmark	—	8,012,290	—	8,012,290
Finland	—	2,622,975	—	2,622,975
France	—	9,020,174	—	9,020,174
Germany	—	6,901,839	—	6,901,839
Hong Kong	1,496,930	10,851,333	—	12,348,263
Ireland	1,859,987	—	—	1,859,987
Israel	326,396	1,531,544	—	1,857,940
Italy	—	278,789	—	278,789
Japan	—	43,561,604	—	43,561,604
Luxembourg	—	622,602	—	622,602
Netherlands	—	784,100	—	784,100
New Zealand	—	761,197	—	761,197
Norway	—	349,105	—	349,105
Singapore	—	6,562,170	—	6,562,170
Sweden	—	2,385,423	—	2,385,423
Switzerland	—	18,324,014	—	18,324,014
United Kingdom	—	18,288,806	—	18,288,806
Short-Term Securities	1,180,863	—	—	1,180,863

	$4,864,176	$143,271,499	$—	$148,135,675

Derivative Financial Instruments(a)
Assets:
Equity contracts	$68,372	$—	$—	$68,372

	$68,372	$—	$—	$68,372

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

6

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Min Vol EAFE Index Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1 (a)	Transfers out of Level 1 (a)	Transfers into Level 2 (a)	Transfers out of Level 2 (a)
Assets:
Investments:
Common Stocks:
Ireland	$1,167,655	$—	$—	$(1,167,655)
Switzerland	—	(1,206,454)	1,206,454	—
New Zealand	—	(167,823)	167,823	—
Japan	—	(1,797,705)	1,797,705	—
Hong Kong	1,633,257	(879,684)	879,684	(1,633,257)

	$2,800,912	$(4,051,666)	$4,051,666	$(2,800,912)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.

7

Schedule of Investments (unaudited) April 30, 2018	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.8%

Aerospace & Defense — 4.2%
General Dynamics Corp.	195	$39,256
L3 Technologies, Inc.	82	16,062
Lockheed Martin Corp.	449	144,057
Northrop Grumman Corp.	500	161,020
Raytheon Co.	696	142,638

		503,033
Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	565	51,997
Expeditors International of Washington, Inc.	930	59,390
United Parcel Service, Inc., Class B	465	52,777

		164,164
Banks — 0.2%
U.S. Bancorp	387	19,524

Beverages — 3.9%
Brown-Forman Corp., Class B	118	6,613
Coca-Cola Co.	3,652	157,803
Constellation Brands, Inc., Class A	232	54,086
Dr. Pepper Snapple Group, Inc.	818	98,127
PepsiCo, Inc.	1,452	146,565

		463,194
Capital Markets — 0.3%
CME Group, Inc.	233	36,739

Chemicals — 1.7%
Ecolab, Inc.	289	41,839
International Flavors & Fragrances, Inc.	102	14,408
Monsanto Co.	666	83,496
Praxair, Inc.	267	40,723
Sherwin-Williams Co.	48	17,648

		198,114
Commercial Services & Supplies — 2.9%
Cintas Corp.	155	26,396
Republic Services, Inc.	2,154	139,321
Waste Connections, Inc.	250	18,075
Waste Management, Inc.	1,928	156,727

		340,519
Communications Equipment — 2.1%
Cisco Systems, Inc.	2,479	109,795
F5 Networks, Inc.(a)	177	28,867
Harris Corp.	391	61,160

Security	Shares	Value
Communications Equipment (continued)
Motorola Solutions, Inc.	459	$50,412

		250,234
Containers & Packaging — 0.0%
Avery Dennison Corp.	56	5,869

Distributors — 0.1%
Genuine Parts Co.	148	13,071

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(a)	619	119,919
Cboe Global Markets, Inc.	206	21,997

		141,916
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	2,950	96,465
Verizon Communications, Inc.	2,884	142,325
Zayo Group Holdings, Inc.(a)	513	18,622

		257,412
Electric Utilities — 4.6%
American Electric Power Co., Inc.	520	36,390
Duke Energy Corp.	1,538	123,286
Edison International	220	14,414
Eversource Energy	423	25,486
NextEra Energy, Inc.	570	93,429
PG&E Corp.	165	7,607
PPL Corp.	350	10,185
Southern Co.	1,944	89,657
Westar Energy, Inc.	574	31,099
Xcel Energy, Inc.	2,360	110,542

		542,095
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	1,144	95,764
FLIR Systems, Inc.	361	19,332

		115,096
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	484	33,183

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	112	22,082
CVS Health Corp.	147	10,265
Sysco Corp.	606	37,899
Walmart Inc.	763	67,495

		137,741
Food Products — 2.8%
Campbell Soup Co.	919	37,477
Conagra Brands, Inc.	509	18,869
General Mills, Inc.	1,198	52,401
Hershey Co.	434	39,902
Hormel Foods Corp.	634	22,982
Ingredion, Inc.	102	12,351
J.M. Smucker Co.	60	6,845
Kellogg Co.	1,008	59,371

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc.	683	$71,995
Tyson Foods, Inc., Class A	99	6,940

		329,133
Health Care Equipment & Supplies — 7.9%
Abbott Laboratories	410	23,833
Baxter International, Inc.	1,225	85,138
Becton Dickinson & Co.	760	176,221
Boston Scientific Corp.(a)	1,756	50,432
Cooper Cos., Inc.	153	34,993
Danaher Corp.	939	94,200
Intuitive Surgical, Inc.(a)	333	146,780
Medtronic PLC	1,247	99,922
ResMed, Inc.	260	24,606
Stryker Corp.	619	104,871
Teleflex, Inc.	107	28,663
Varian Medical Systems, Inc.(a)	491	56,755
Zimmer Biomet Holdings, Inc.	82	9,444

		935,858
Health Care Providers & Services — 3.6%
Aetna, Inc.	174	31,155
Anthem, Inc.	166	39,174
Cigna Corp.	251	43,127
Henry Schein, Inc.(a)(b)	506	38,456
Humana, Inc.	179	52,658
Laboratory Corp. of America Holdings(a)	377	64,373
Quest Diagnostics, Inc.	285	28,842
UnitedHealth Group, Inc.	493	116,545
Universal Health Services, Inc., Class B	104	11,877

		426,207
Health Care Technology — 0.0%
Cerner Corp.(a)	99	5,767

Hotels, Restaurants & Leisure — 2.7%
Aramark	857	32,043
Darden Restaurants, Inc.	329	30,551
McDonald’s Corp.	1,053	176,314
Starbucks Corp.	891	51,295
Vail Resorts, Inc.	47	10,778
Yum! Brands, Inc.	233	20,294

		321,275
Household Durables — 0.1%
NVR, Inc.(a)	3	9,300

Household Products — 2.8%
Church & Dwight Co., Inc.	1,274	58,859
Clorox Co.	656	76,883
Colgate-Palmolive Co.	580	37,834
Kimberly-Clark Corp.	363	37,585

Security	Shares	Value
Household Products (continued)
Procter & Gamble Co.	1,615	$116,829

		327,990
Industrial Conglomerates — 0.9%
3M Co.	341	66,287
Honeywell International, Inc.	273	39,498

		105,785
Insurance — 7.5%
Aflac, Inc.	851	38,780
Alleghany Corp.	59	33,906
Allstate Corp.	812	79,430
Aon PLC	267	38,039
Arch Capital Group Ltd.(a)	1,194	95,675
Athene Holding Ltd., Class A(a)	378	18,522
Axis Capital Holdings Ltd.	505	29,643
Chubb Ltd.	839	113,827
Cincinnati Financial Corp.	288	20,258
Everest Re Group Ltd.	154	35,831
FNF Group	470	17,310
Markel Corp.(a)	75	84,753
Marsh & McLennan Cos., Inc.	896	73,024
Progressive Corp.	693	41,781
RenaissanceRe Holdings Ltd.	416	56,593
Travelers Cos., Inc.	453	59,615
W.R. Berkley Corp.	659	49,135

		886,122
Internet Software & Services — 1.9%
Alphabet, Inc., Class A(a)	62	63,152
eBay, Inc.(a)	922	34,926
Facebook, Inc., Class A(a)	534	91,848
VeriSign, Inc.(a)	346	40,627

		230,553
IT Services — 10.6%
Accenture PLC, Class A	974	147,269
Automatic Data Processing, Inc.	689	81,357
Broadridge Financial Solutions, Inc.	1,050	112,570
Fidelity National Information Services, Inc.	1,030	97,819
Fiserv, Inc.(a)	2,026	143,562
Gartner, Inc.(a)	371	44,999
International Business Machines Corp.	497	72,045
Jack Henry & Associates, Inc.	788	94,150
Mastercard, Inc., Class A	658	117,302
Paychex, Inc.	1,503	91,037
Visa, Inc., Class A	1,604	203,516
Worldpay, Inc., Class A(a)	629	51,087

		1,256,713
Life Sciences Tools & Services — 0.6%
IQVIA Holdings, Inc.(a)	106	10,150
Thermo Fisher Scientific, Inc.	218	45,856

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corp.(a)	60	$11,305

		67,311
Media — 2.0%
Charter Communications, Inc., Class A(a)(b)	74	20,076
Comcast Corp., Class A	2,148	67,426
Liberty Broadband Corp., Class C(a)	208	14,745
Omnicom Group, Inc.	190	13,995
Time Warner, Inc.	592	56,122
Walt Disney Co.	640	64,211

		236,575
Metals & Mining — 1.4%
Newmont Mining Corp.	4,374	171,854

Multi-Utilities — 2.6%
Alliant Energy Corp.	303	13,014
CMS Energy Corp.	499	23,548
Consolidated Edison, Inc.	1,736	139,106
Dominion Energy, Inc.	967	64,363
DTE Energy Co.	72	7,589
WEC Energy Group, Inc.	1,005	64,601

		312,221
Multiline Retail — 0.1%
Dollar General Corp.	167	16,121

Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	507	63,431
Exxon Mobil Corp.	1,600	124,400
Occidental Petroleum Corp.	338	26,114

		213,945
Pharmaceuticals — 4.8%
Allergan PLC	36	5,531
Bristol-Myers Squibb Co.	356	18,558
Eli Lilly & Co.	1,181	95,744
Johnson & Johnson	1,278	161,654
Merck & Co., Inc.	1,615	95,075
Pfizer, Inc.	4,403	161,194
Zoetis, Inc.	352	29,385

		567,141
Professional Services — 0.2%
Verisk Analytics, Inc.(a)	277	29,487

Real Estate Investment Trusts (REITs) — 7.6%
AGNC Investment Corp.	3,695	69,909
American Tower Corp.	132	18,000
Annaly Capital Management, Inc.	8,785	91,100
AvalonBay Communities, Inc.	579	94,377
Boston Properties, Inc.	60	7,285
Camden Property Trust	538	45,945
Crown Castle International Corp.	905	91,287
Digital Realty Trust, Inc.	242	25,577

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	61	$25,668
Equity Residential	984	60,723
Essex Property Trust, Inc.	168	40,268
Extra Space Storage, Inc.(b)	66	5,913
Federal Realty Investment Trust	292	33,828
Invitation Homes, Inc.	248	5,739
Mid-America Apartment Communities, Inc.	254	23,231
National Retail Properties, Inc.	541	20,580
Public Storage	384	77,484
Realty Income Corp.	1,144	57,783
Regency Centers Corp.	140	8,239
UDR, Inc.	1,513	54,695
Ventas, Inc.	370	19,025
Welltower, Inc.	518	27,682

		904,338
Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	1,145	59,105
Texas Instruments, Inc.	412	41,789
Xilinx, Inc.	89	5,717

		106,611
Software — 4.2%
ANSYS, Inc.(a)	474	76,627
Cadence Design Systems, Inc.(a)	507	20,310
CDK Global, Inc.	148	9,656
Dell Technologies, Inc., Class V(a)	680	48,804
Electronic Arts, Inc.(a)	184	21,708
Intuit, Inc.	230	42,502
Microsoft Corp.	1,038	97,074
Oracle Corp.	1,211	55,306
salesforce.com, Inc.(a)	153	18,511
Synopsys, Inc.(a)	676	57,805
VMware, Inc., Class A(a)(b)	362	48,240

		496,543
Specialty Retail — 2.5%
AutoZone, Inc.(a)	68	42,467
Home Depot, Inc.	533	98,499
O’Reilly Automotive, Inc.(a)	66	16,901
Ross Stores, Inc.	308	24,902
TJX Cos., Inc.	1,318	111,832
Ulta Salon Cosmetics & Fragrance, Inc.(a)	30	7,527

		302,128
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	207	34,209

Tobacco — 1.3%
Altria Group, Inc.	1,897	106,441

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Min Vol USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Tobacco (continued)
Philip Morris International, Inc.	585	$47,970

		154,411
Water Utilities — 0.3%
American Water Works Co., Inc.	356	30,822

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	254	15,370

Total Common Stocks — 98.8% (Cost — $10,705,900)		11,715,694

Investment Companies — 0.8%

Equity Fund — 0.8%
iShares Edge MSCI Min Vol USA ETF(e)	1,759	91,538

Total Investment Companies — 0.8% (Cost — $90,358)		91,538

Total Long-Term Investments — 99.6% (Cost — $10,796,258)		11,807,232

Security	Shares	Value
Short-Term Securities — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(c)(d)(e)	116,823	$116,835
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(d)(e)	51,114	51,114

Total Short-Term Securities — 1.4% (Cost — $167,940)		167,949

Total Investments — 101.0% (Cost — $10,964,198)		11,975,181
Liabilities in Excess of Other Assets — (1.0)%		(117,665)

Net Assets — 100.0%		$11,857,516

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	91,776	25,047	(b)	—	116,823	$116,835	$299	(c)	$(41)	$12
BlackRock Cash Funds: Treasury, SL Agency Shares	46,251	4,863	(b)	—	51,114	51,114	583		—	—
iShares Edge MSCI Min Vol USA ETF	2,653	4,864		(5,758)	1,759	91,538	1,171		3,411	(1,620)

						$259,487	$2,053		$3,370	$(1,608)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Min Vol USA Index Fund

Portfolio Abbreviations

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$11,715,694	$—	$—	$11,715,694
Investment Companies	91,538	—	—	91,538
Short-Term Securities:	167,949	—	—	167,949

	$11,975,181	$—	$—	$11,975,181

(a)	See above Schedule of Investments for values in each sector.

During the period ended April 30, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) April 30, 2018	iShares Edge MSCI Multifactor IntI Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.5%

Australia — 4.1%
Aristocrat Leisure Ltd.	4,147	$83,191
Bendigo & Adelaide Bank Ltd.	3,485	27,738
BlueScope Steel Ltd.	4,405	54,135
Cochlear Ltd.	430	62,578
Dexus	7,554	53,721
Flight Centre Travel Group Ltd.	419	17,552
Fortescue Metals Group Ltd.	11,895	40,358
GPT Group	13,735	49,805
Harvey Norman Holdings Ltd.	4,248	11,198
Lend Lease Group(a)	4,242	56,891
Mirvac Group	27,843	46,725
REA Group Ltd.	403	24,398

		528,290
Austria — 0.5%
OMV AG	1,112	68,872

Belgium — 0.8%
Ageas	1,409	75,371
Colruyt SA	465	26,166

		101,537
Canada — 5.0%
CAE, Inc.	2,020	38,183
Cameco Corp.	3,026	31,864
CI Financial Corp.	1,977	41,605
Constellation Software, Inc.	155	110,777
Industrial Alliance Insurance & Financial Services, Inc.	781	32,805
Jean Coutu Group PJC, Inc., Class A	496	9,499
Linamar Corp.	374	20,958
Magna International, Inc.	2,648	156,391
Metro, Inc.	1,701	53,973
Teck Resources Ltd., Class B	4,384	110,048
West Fraser Timber Co. Ltd.	525	35,562

		641,665
China — 0.2%
Minth Group Ltd.	6,000	28,489

Denmark — 1.8%
Coloplast A/S, Class B	895	75,819
Orsted A/S(b)	1,445	95,132
Tryg A/S	880	20,828
William Demant Holding A/S(c)	936	36,478

		228,257
Finland — 0.6%
Elisa OYJ	1,088	48,092
Orion OYJ, Class B	783	23,749

		71,841
France — 11.1%
Amundi SA(b)	462	39,291
Arkema SA	521	68,248

Security	Shares	Value
France (continued)
Atos SE	728	$98,280
AXA SA	9,786	279,866
BioMerieux	311	24,586
Casino Guichard-Perrachon SA	427	22,149
Cie Generale des Etablissements Michelin SCA	1,305	183,513
CNP Assurances	1,312	33,605
Faurecia	582	47,526
Ipsen SA	289	46,779
Peugeot SA	4,420	108,836
Renault SA	1,469	159,212
SCOR SE	1,329	53,895
SEB SA	170	32,573
Thales SA	798	101,153
Valeo SA	1,786	119,411

		1,418,923
Germany — 5.3%
Covestro AG(b)	905	82,233
Deutsche Lufthansa AG, Registered Shares	1,724	50,108
Fraport AG Frankfurt Airport Services Worldwide	167	16,162
Hannover Rueck SE	461	64,745
HUGO BOSS AG	487	45,654
K+S AG, Registered Shares	1,461	42,909
METRO AG	1,363	19,719
MTU Aero Engines AG	393	67,600
OSRAM Licht AG	664	38,174
TUI AG	3,336	75,440
Uniper SE	1,540	47,616
Wirecard AG	897	121,365

		671,725
Hong Kong — 5.1%
ASM Pacific Technology Ltd.	2,200	30,147
CK Asset Holdings Ltd.	19,500	168,343
First Pacific Co. Ltd.	14,000	7,169
HK Electric Investments & HK Electric Investments Ltd.(a)(b)(d)	20,500	19,067
Hysan Development Co. Ltd.	4,000	23,281
NWS Holdings Ltd.	12,635	24,914
Sino Land Co. Ltd.	24,235	41,834
Sun Hung Kai Properties Ltd.	8,000	128,835
Swire Properties Ltd.	9,200	32,655
Techtronic Industries Co. Ltd.	10,500	61,511
WH Group Ltd.(b)	67,000	69,363
Wharf Holdings Ltd.	9,000	29,942
Yue Yuen Industrial Holdings Ltd.(c)	5,500	15,587

		652,648
Israel — 1.1%
Bank Hapoalim BM	8,105	55,353
Bank Leumi Le-Israel BM	11,058	65,238

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Multifactor IntI Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Israel (continued)
Mizrahi Tefahot Bank Ltd.	1,064	$19,447

		140,038
Italy — 0.4%
Recordati SpA	804	28,679
UnipolSai Assicurazioni SpA	7,464	20,059

		48,738
Japan — 26.0%
Aeon Mall Co. Ltd.	900	18,199
Air Water, Inc.	1,100	21,250
Alfresa Holdings Corp.	1,400	30,890
Asahi Kasei Corp.	9,000	123,752
Bank of Kyoto Ltd.	500	30,058
Brother Industries Ltd.	1,800	38,609
Chiba Bank Ltd.	5,000	40,342
Daicel Corp.	2,200	25,384
Daifuku Co. Ltd.	700	37,420
Daito Trust Construction Co. Ltd.	500	83,432
Daiwa House Industry Co. Ltd.	4,400	160,870
Disco Corp.	200	35,056
Hachijuni Bank Ltd.	3,100	16,371
Hikari Tsushin, Inc.	100	16,210
Hitachi Chemical Co. Ltd.	800	17,547
Hitachi High-Technologies Corp.	500	23,320
Hitachi Ltd.	36,000	262,748
Hitachi Metals Ltd.	1,600	18,285
Idemitsu Kosan Co. Ltd.	1,000	39,066
Iida Group Holdings Co. Ltd.	1,100	21,444
Inpex Corp.	7,300	93,322
ITOCHU Corp.	11,200	223,982
Japan Airlines Co. Ltd.	900	35,518
JSR Corp.	1,500	28,257
JXTG Holdings, Inc.	22,900	149,280
Kajima Corp.	7,000	67,439
Kamigumi Co. Ltd.	1,000	22,512
Kaneka Corp.	2,000	19,763
Koito Manufacturing Co. Ltd.	800	53,539
Konami Holdings Corp.	700	34,376
Konica Minolta, Inc.	3,700	31,760
Kuraray Co. Ltd.	2,700	44,966
Kyushu Financial Group, Inc.	1,000	4,905
Marubeni Corp.	12,700	95,371
Maruichi Steel Tube Ltd.	400	13,653
Mebuki Financial Group, Inc.	8,000	31,051
Medipal Holdings Corp.	1,400	30,034
Mitsubishi Chemical Holdings Corp.	10,600	100,272
Mitsubishi Gas Chemical Co., Inc.	1,400	32,810
Mixi, Inc.	400	13,147
Nabtesco Corp.	900	32,455
Nexon Co. Ltd.(c)	3,000	43,654
NH Foods Ltd.	700	30,581
Nippon Electric Glass Co. Ltd.	600	17,291

Security	Shares	Value
Japan (continued)
Nippon Express Co. Ltd.	400	$30,220
Nisshin Seifun Group, Inc.	1,400	30,592
Obayashi Corp.	5,000	57,581
Obic Co. Ltd.	300	25,128
Oracle Corp. Japan	300	24,644
Otsuka Corp.	800	37,070
Sekisui Chemical Co. Ltd.	3,100	54,839
Shimizu Corp.	4,200	41,554
Sompo Holdings, Inc.	2,500	104,675
Stanley Electric Co. Ltd.	1,100	39,753
Start Today Co. Ltd.	1,500	43,311
Sumitomo Heavy Industries Ltd.	900	34,389
Sumitomo Rubber Industries Ltd.	1,300	23,215
Sundrug Co. Ltd.	600	30,866
Suzuken Co. Ltd.	600	25,799
Taisei Corp.	1,500	80,919
Teijin Ltd.	1,600	30,081
THK Co. Ltd.	900	31,368
Toppan Printing Co. Ltd.	4,000	33,449
Tosoh Corp.	2,200	38,914
Toyo Seikan Group Holdings Ltd.	1,000	15,733
Toyo Suisan Kaisha Ltd.	700	27,561
Toyoda Gosei Co. Ltd.	500	12,625
Tsuruha Holdings, Inc.	300	43,062
Yamada Denki Co. Ltd.	4,800	25,106
Yamaguchi Financial Group, Inc.	2,000	24,983
Yokogawa Electric Corp.	1,700	37,434

		3,315,062
Luxembourg — 0.2%
RTL Group SA	291	23,946

Netherlands — 3.2%
Aegon NV	13,184	96,623
AerCap Holdings NV(c)(d)	346	18,037
Koninklijke Ahold Delhaize NV	3,796	91,576
Koninklijke Vopak NV	538	26,531
NN Group NV	2,352	112,719
Randstad NV	916	58,957

		404,443
Portugal — 0.3%
Jeronimo Martins SGPS SA	1,939	34,004

Singapore — 1.2%
CapitaLand Ltd.	19,400	54,705
City Developments Ltd.	3,100	29,459
UOL Group Ltd.	3,685	24,338
Wilmar International Ltd.	12,300	30,091
Yangzijiang Shipbuilding Holdings Ltd.	18,000	15,719

		154,312
Spain — 3.5%
Amadeus IT Group SA	3,341	243,759

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Multifactor IntI Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Spain (continued)
Mapfre SA	8,100	$28,099
Repsol SA	9,531	181,878

		453,736
Sweden — 0.9%
Boliden AB	2,087	72,314
ICA Gruppen AB	619	19,220
L E Lundbergforetagen AB, B Shares	290	19,628

		111,162
Switzerland — 10.5%
Adecco SA, Registered Shares	1,187	78,609
Baloise Holding AG, Registered Shares	382	60,549
Barry Callebaut AG, Registered Shares	17	30,520
Coca-Cola HBC AG(c)	1,411	47,270
EMS-Chemie Holding AG, Registered Shares	63	38,911
Geberit AG, Registered Shares	283	120,765
Kuehne + Nagel International AG, Registered Shares	421	65,548
Lonza Group AG, Registered Shares(c)	157	38,360
Pargesa Holding SA, Bearer Shares	261	24,427
Partners Group Holding AG	129	94,089
Schindler Holding AG, Participation Certificates	307	63,391
Schindler Holding AG, Registered Shares	157	31,416
SGS SA, Registered Shares	40	97,146
Sika AG, Bearer Shares	16	116,100
Sonova Holding AG, Registered Shares	397	65,423
Straumann Holding AG, Registered Shares	80	54,306
Swiss Life Holding AG, Registered Shares(c)	246	86,055
Swiss Re AG	2,398	228,456

		1,341,341
United Kingdom — 15.7%
3i Group PLC	7,373	95,172
Admiral Group PLC	1,552	42,473
Anglo American PLC	10,056	236,610
Ashtead Group PLC	3,756	104,314
Babcock International Group PLC	1,931	19,491
BAE Systems PLC	24,316	204,016
Barratt Developments PLC	7,527	57,717
Berkeley Group Holdings PLC	993	55,592
Croda International PLC	1,004	61,417
Direct Line Insurance Group PLC	10,510	54,003
IMI PLC	2,079	31,160
International Consolidated Airlines Group SA	4,894	42,232

Security	Shares	Value
United Kingdom (continued)
Intertek Group PLC	1,242	$83,516
Investec PLC	5,195	41,096
J. Sainsbury PLC	12,093	51,313
Johnson Matthey PLC	1,460	65,984
Legal & General Group PLC	31,712	117,453
Meggitt PLC	5,925	38,384
Melrose Industries PLC	11	34
Mondi PLC	2,807	78,139
Old Mutual PLC	37,720	129,948
Persimmon PLC	2,332	87,113
Royal Mail PLC	6,934	55,298
Sage Group PLC	8,081	70,286
Smiths Group PLC	3,020	66,172
Taylor Wimpey PLC	24,911	65,604
WM Morrison Supermarkets PLC	16,956	56,551

		2,011,088

Total Common Stocks — 97.5% (Cost — $10,203,788)		12,450,117

Preferred Stocks — 1.0%

Germany — 1.0%
Fuchs Petrolub SE, Preference Shares	532	28,566
Porsche Automobil Holding SE, Preference Shares	1,170	99,414

Total Preferred Stocks — 1.0% (Cost — $119,841)		127,980

Total Long-Term Investments — 98.5% (Cost — $10,323,629)		12,578,097

Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.93%(e)(f)(g)	33,186	33,189
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.61%(e)(g)	1,535	1,535

Total Short-Term Securities — 0.3% (Cost — $34,721)		34,724

Total Investments — 98.8% (Cost — $10,358,350)		12,612,821
Other Assets Less Liabilities — 1.2%		151,161

Net Assets — 100.0%		$12,763,982

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Multifactor IntI Index Fund

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,595	19,591	33,186	$33,189	$227	(b)	$(11)	$3
BlackRock Cash Funds: Treasury, SL Agency Shares	6,371	(4,836)	1,535	1,535	108		—	—

				$34,724	$335		$(11)	$3

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CHF — Swiss Franc

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 50 Index	2	06/15/18	$84	$1,264
FTSE 100 Index	1	06/15/18	103	26

				$1,290

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Multifactor IntI Index Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,821	CHF	7,739	State Street Bank and Trust Co.	05/04/18	$11
USD	49,285	GBP	35,719	State Street Bank and Trust Co.	05/04/18	106

						117

CHF	15,000	USD	15,179	State Street Bank and Trust Co.	05/04/18	(42)
EUR	15,573	USD	18,848	State Street Bank and Trust Co.	05/04/18	(41)
HKD	70,000	USD	8,920	State Street Bank and Trust Co.	05/04/18	(1)

						(84)

						$33

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

5

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Multifactor IntI Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$528,290	$—	$528,290
Austria	—	68,872	—	68,872
Belgium	—	101,537	—	101,537
Canada	641,665	—	—	641,665
China	—	28,489	—	28,489
Denmark	—	228,257	—	228,257
Finland	—	71,841	—	71,841
France	—	1,418,923	—	1,418,923
Germany	—	671,725	—	671,725
Hong Kong	19,067	633,581	—	652,648
Israel	—	140,038	—	140,038
Italy	—	48,738	—	48,738
Japan	—	3,315,062	—	3,315,062
Luxembourg	—	23,946	—	23,946
Netherlands	18,037	386,406	—	404,443
Portugal	—	34,004	—	34,004
Singapore	—	154,312	—	154,312
Spain	—	453,736	—	453,736
Sweden	—	111,162	—	111,162
Switzerland	—	1,341,341	—	1,341,341
United Kingdom	51,313	1,959,775	—	2,011,088
Preferred Stocks	—	127,980	—	127,980
Short-Term Securities	34,724	—	—	34,724

	$764,806	$11,848,015	$—	$12,612,821

Derivative Financial Instruments(a)
Assets:
Equity contracts	$1,290	$—	$—	$1,290
Foreign currency exchange contracts	—	117	—	117
Liabilities:
Foreign currency exchange contracts	—	(84)	—	(84)

	$1,290	$33	$—	$1,323

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2018, there were no transfers between levels.

6

Schedule of Investments (unaudited) April 30, 2018	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.3%

Aerospace & Defense — 4.0%
Huntington Ingalls Industries, Inc.	238	$57,884
L3 Technologies, Inc.	408	79,919
Northrop Grumman Corp.	873	281,141
Textron, Inc.	1,416	87,990

		506,934
Airlines — 0.3%
Southwest Airlines Co.	791	41,789

Auto Components — 2.7%
Aptiv PLC	1,394	117,905
Autoliv, Inc.	462	61,931
BorgWarner, Inc.	1,085	53,100
Goodyear Tire & Rubber Co.	1,336	33,547
Lear Corp.	352	65,813

		332,296
Automobiles — 1.8%
General Motors Co.	6,140	225,584

Banks — 2.2%
Citizens Financial Group, Inc.	2,599	107,832
East West Bancorp, Inc.	756	50,365
Regions Financial Corp.	6,241	116,707

		274,904
Biotechnology — 1.0%
Gilead Sciences, Inc.	1,346	97,222
United Therapeutics Corp.(a)	236	25,986

		123,208
Building Products — 0.7%
AO Smith Corp.	777	47,669
Owens Corning	589	38,574

		86,243
Capital Markets — 0.7%
Eaton Vance Corp.	611	33,233
Raymond James Financial, Inc.	659	59,145

		92,378
Chemicals — 3.1%
Celanese Corp., Series A	717	77,916
Chemours Co.	977	47,297
Eastman Chemical Co.	776	79,214
LyondellBasell Industries NV, Class A	1,769	187,036

		391,463
Commercial Services & Supplies — 0.8%
Republic Services, Inc.	1,221	78,975
Rollins, Inc.	514	24,939

		103,914
Communications Equipment — 0.8%
F5 Networks, Inc.(a)	340	55,451

Security	Shares	Value
Communications Equipment (continued)
Juniper Networks, Inc.	1,955	$48,073

		103,524
Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc.	641	37,236

Containers & Packaging — 1.5%
Avery Dennison Corp.	470	49,261
Packaging Corp. of America	505	58,423
WestRock Co.	1,342	79,393

		187,077
Diversified Financial Services — 0.7%
Leucadia National Corp.	1,698	40,820
Voya Financial, Inc.	953	49,889

		90,709
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc.	2,865	53,232

Electric Utilities — 3.9%
Eversource Energy	1,401	84,410
Exelon Corp.	5,081	201,614
OGE Energy Corp.	1,047	34,415
PG&E Corp.	2,519	116,126
Pinnacle West Capital Corp.	584	47,012

		483,577
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	651	107,109

Electronic Equipment, Instruments & Components — 4.8%
Arrow Electronics, Inc.(a)	481	35,950
CDW Corp.	823	58,672
Cognex Corp.	919	42,504
Corning, Inc.	4,723	127,615
Flex Ltd.(a)	2,843	36,959
FLIR Systems, Inc.	715	38,288
IPG Photonics Corp.(a)	199	42,393
TE Connectivity Ltd.	1,854	170,105
Trimble, Inc.(a)	1,345	46,537

		599,023
Energy Equipment & Services — 1.2%
Baker Hughes a GE Co.	2,160	77,997
TechnipFMC PLC	2,356	77,654

		155,651
Food & Staples Retailing — 0.5%
Walmart Inc.	648	57,322

Food Products — 1.7%
Bunge Ltd.	747	53,956
Ingredion, Inc.	382	46,256
Tyson Foods, Inc., Class A	1,529	107,183

		207,395

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Gas Utilities — 0.7%
Atmos Energy Corp.	541	$47,007
UGI Corp.	915	44,277

		91,284
Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.(a)	399	99,690
ResMed, Inc.	743	70,318
Teleflex, Inc.	240	64,291
Varian Medical Systems, Inc.(a)	490	56,639

		290,938
Health Care Providers & Services — 7.0%
Aetna, Inc.	736	131,781
Anthem, Inc.	1,251	295,223
Centene Corp.(a)	901	97,831
Cigna Corp.	1,328	228,177
Quest Diagnostics, Inc.	696	70,435
Universal Health Services, Inc., Class B	461	52,646

		876,093
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	1,779	112,184
Royal Caribbean Cruises Ltd.	262	28,346

		140,530
Household Durables — 0.8%
Garmin Ltd.	643	37,725
NVR, Inc.(a)	19	58,900

		96,625
Household Products — 1.5%
Kimberly-Clark Corp.	1,861	192,688

Insurance — 8.2%
Aflac, Inc.	4,182	190,574
Alleghany Corp.	67	38,503
American Financial Group, Inc.	397	44,948
Arch Capital Group Ltd.(a)	678	54,328
Athene Holding Ltd., Class A(a)	557	27,293
Axis Capital Holdings Ltd.	482	28,293
Everest Re Group Ltd.	218	50,722
FNF Group	1,260	46,406
Lincoln National Corp.	1,158	81,801
Loews Corp.	1,522	79,844
Principal Financial Group, Inc.	1,505	89,126
Reinsurance Group of America, Inc.	345	51,543
RenaissanceRe Holdings Ltd.	214	29,113
Torchmark Corp.	602	52,217
Unum Group	1,173	56,750
W.R. Berkley Corp.	505	37,653

Security	Shares	Value
Insurance (continued)
XL Group Ltd.	1,335	$74,213

		1,033,327
IT Services — 5.9%
Accenture PLC, Class A	1,993	301,342
Broadridge Financial Solutions, Inc.	626	67,113
DXC Technology Co.	1,508	155,415
Jack Henry & Associates, Inc.	407	48,628
Leidos Holdings, Inc.	749	48,108
Mastercard, Inc., Class A	483	86,104
Total System Services, Inc.	349	29,337

		736,047
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	1,682	110,575
Mettler-Toledo International, Inc.(a)	134	75,030
Waters Corp.(a)	415	78,190

		263,795
Machinery — 2.8%
AGCO Corp.	346	21,687
Cummins, Inc.	843	134,762
Fortive Corp.	1,610	113,199
IDEX Corp.	391	52,261
WABCO Holdings, Inc.(a)	268	34,570

		356,479
Metals & Mining — 0.8%
Nucor Corp.	1,666	102,659

Multi-Utilities — 2.9%
Ameren Corp.	1,256	73,627
Consolidated Edison, Inc.	1,582	126,766
Public Service Enterprise Group, Inc.	2,624	136,841
SCANA Corp.	720	26,474

		363,708
Multiline Retail — 0.4%
Kohl’s Corp.	901	55,970

Oil, Gas & Consumable Fuels — 6.5%
Andeavor	381	52,700
HollyFrontier Corp.	891	54,075
Marathon Petroleum Corp.	2,650	198,511
Phillips 66	2,291	255,011
Valero Energy Corp.	2,329	258,356

		818,653
Professional Services — 0.6%
ManpowerGroup, Inc.	361	34,555
Robert Half International, Inc.	671	40,763

		75,318
Real Estate Investment Trusts (REITs) — 5.2%
Camden Property Trust	470	40,138

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust, Inc.	825	$87,194
HCP, Inc.	1,022	23,874
Host Hotels & Resorts, Inc.	3,859	75,482
Liberty Property Trust	782	32,703
National Retail Properties, Inc.	780	29,671
Public Storage	829	167,276
Realty Income Corp.	1,359	68,643
Ventas, Inc.	1,858	95,538
VEREIT, Inc.	5,106	34,721

		655,240
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	239	40,513

Road & Rail — 2.9%
AMERCO	37	12,488
Kansas City Southern	544	58,007
Knight-Swift Transportation Holdings, Inc.(b)	735	28,672
Norfolk Southern Corp.	1,516	217,501
Old Dominion Freight Line, Inc.	327	43,772

		360,440
Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.	4,808	238,813
KLA-Tencor Corp.	821	83,529

		322,342
Software — 4.2%
CA, Inc.	1,624	56,515
Dell Technologies, Inc., Class V(a)	1,063	76,292
Intuit, Inc.	1,287	237,825
Microsoft Corp.	889	83,139
Synopsys, Inc.(a)	783	66,954

		520,725
Specialty Retail — 1.2%
Best Buy Co., Inc.	1,455	111,351

Security	Shares	Value
Specialty Retail (continued)
Gap, Inc.	1,250	$36,550

		147,901
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	1,289	213,020
Hewlett Packard Enterprise Co.	8,607	146,749
NetApp, Inc.	1,429	95,143
Xerox Corp.	1,118	35,161

		490,073
Textiles, Apparel & Luxury Goods — 0.4%
Michael Kors Holdings Ltd.(a)	804	55,010

Total Common Stocks — 98.3% (Cost — $10,275,372)		12,346,926

Investment Companies — 1.2%

Equity Fund — 1.2%
iShares Edge MSCI Multifactor USA ETF(c)	4,680	148,075

Total Investment companies — 1.2% (Cost — $145,536)		148,075

Total Long-Term Investments — 99.5% (Cost — $10,420,908)		12,495,001

Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(c)(d)(e)	29,580	29,583
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(d)(e)	38,895	38,895

Total Short-Term Securities — 0.5% (Cost — $68,478)		68,478

Total Investments — 100.0% (Cost — $10,489,386)		12,563,479
Liabilities in Excess of Other Assets — (0.0)%		(2,930)

Net Assets — 100.0%		$12,560,549

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Multifactor USA Index Fund

(e)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,516	—		(5,936	)(b)	29,580	$29,583	$92	(c)	$(2)	$3
BlackRock Cash Funds: Treasury, SL Agency Shares	17,215	21,680	(d)	—		38,895	38,895	410		—	—
iShares Edge MSCI Multifactor USA ETF	1,605	12,452		(9,377)		4,680	148,075	839		7,931	697

							$216,553	$1,341		$7,929	$700

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI Multifactor USA Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$12,346,926	$—	$—	$12,346,926
Investment Companies	148,075	—	—	148,075
Short-Term Investment Fund	68,478	—	—	68,478

Total	$12,563,479	$—	$—	$12,563,479

(a)	See above Schedule of Investments for values in each sector.

During the period ended April 30, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) April 30, 2018	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.5%

Aerospace & Defense — 6.6%
Boeing Co.	1,904	$635,098
Huntington Ingalls Industries, Inc.	72	17,511
Northrop Grumman Corp.	448	144,274
Raytheon Co.	550	112,717
Spirit Aerosystems Holdings, Inc., Class A	202	16,235

		925,835
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	344	31,658

Auto Components — 0.2%
Autoliv, Inc.	182	24,397

Banks — 12.4%
Bank of America Corp.	21,121	631,940
Citizens Financial Group, Inc.	978	40,577
Comerica, Inc.	424	40,102
JPMorgan Chase & Co.	6,350	690,753
M&T Bank Corp.	307	55,957
PNC Financial Services Group, Inc.(e)	1,031	150,124
Regions Financial Corp.	2,535	47,405
SunTrust Banks, Inc.	929	62,057
SVB Financial Group(a)	121	36,253

		1,755,168
Beverages — 0.6%
Brown-Forman Corp., Class B	658	36,874
Dr. Pepper Snapple Group, Inc.	388	46,545

		83,419
Biotechnology — 3.1%
AbbVie, Inc.	4,543	438,627

Building Products — 0.1%
Lennox International, Inc.	74	14,309

Capital Markets — 4.7%
BlackRock, Inc.(e)	294	153,321
Charles Schwab Corp.	2,409	134,133
CME Group, Inc.	896	141,281
Morgan Stanley	2,184	112,738
SEI Investments Co.	256	16,187
T. Rowe Price Group, Inc.	616	70,113
TD Ameritrade Holding Corp.	575	33,402

		661,175
Chemicals — 0.4%
Sherwin-Williams Co.	136	50,002

Commercial Services & Supplies — 0.6%
Cintas Corp.	198	33,719

Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	637	$51,782

		85,501
Communications Equipment — 4.8%
Arista Networks, Inc.(a)	114	30,159
Cisco Systems, Inc.	13,629	603,629
Harris Corp.	270	42,233

		676,021
Construction & Engineering — 0.2%
Fluor Corp.	389	22,932

Consumer Finance — 0.4%
Discover Financial Services	870	61,988

Containers & Packaging — 0.1%
Avery Dennison Corp.	196	20,543

Diversified Financial Services — 1.4%
Moody’s Corp.	334	54,175
MSCI, Inc.	180	26,969
S&P Global, Inc.	538	101,467
Voya Financial, Inc.	349	18,270

		200,881
Electrical Equipment — 0.2%
AMETEK, Inc.	418	29,176

Electronic Equipment, Instruments & Components — 0.8%
FLIR Systems, Inc.	270	14,459
IPG Photonics Corp.(a)	82	17,468
TE Connectivity Ltd.	842	77,254

		109,181
Energy Equipment & Services — 0.1%
Helmerich & Payne, Inc.	247	17,179

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	850	167,586

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	2,851	165,729
Align Technology, Inc.(a)	193	48,221
Intuitive Surgical, Inc.(a)	250	110,195
Stryker Corp.	521	88,268
Teleflex, Inc.	71	19,019

		431,432
Health Care Providers & Services — 1.1%
Anthem, Inc.	423	99,824
HCA Healthcare, Inc.	564	53,997

		153,821
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc.	380	29,959

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	822	$112,351

		142,310
Industrial Conglomerates — 1.7%
3M Co.	972	188,947
Roper Technologies, Inc.	188	49,668

		238,615
Insurance — 0.8%
Arthur J Gallagher & Co.	356	24,917
Progressive Corp.	1,318	79,462
Reinsurance Group of America, Inc.	103	15,388

		119,767
Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.(a)	459	718,853
Netflix, Inc.(a)	1,006	314,335

		1,033,188
Internet Software & Services — 1.1%
Akamai Technologies, Inc.(a)	367	26,295
CoStar Group, Inc.(a)	55	20,166
IAC/InterActiveCorp(a)	143	23,186
MercadoLibre, Inc.	90	30,565
Twitter, Inc.(a)	1,728	52,376

		152,588
IT Services — 11.0%
Accenture PLC, Class A	1,323	200,038
Broadridge Financial Solutions, Inc.	292	31,305
Fiserv, Inc.(a)	747	52,932
FleetCor Technologies, Inc.(a)	214	44,358
Global Payments, Inc.	244	27,584
Jack Henry & Associates, Inc.	125	14,935
Mastercard, Inc., Class A	2,767	493,273
PayPal Holdings, Inc.(a)	2,130	158,919
Square, Inc., Class A(a)(b)	1,001	47,387
Total System Services, Inc.	345	29,001
Visa, Inc., Class A	3,588	455,246

		1,554,978
Machinery — 2.8%
Caterpillar, Inc.	1,268	183,049
Deere & Co.	686	92,836
IDEX Corp.	127	16,975
Illinois Tool Works, Inc.	522	74,135
Xylem, Inc.	346	25,223

		392,218
Media — 0.9%
Twenty-First Century Fox, Inc., Class A	2,351	85,952

Security	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc., Class B	980	$35,349

		121,301
Multiline Retail — 1.5%
Dollar General Corp.	541	52,223
Dollar Tree, Inc.(a)	448	42,959
Kohl’s Corp.	470	29,196
Target Corp.	1,262	91,621

		215,999
Oil, Gas & Consumable Fuels — 1.8%
Concho Resources, Inc.(a)	296	46,534
Diamondback Energy, Inc.(a)	179	22,993
HollyFrontier Corp.	326	19,785
Pioneer Natural Resources Co.	326	65,705
Valero Energy Corp.	929	103,054

		258,071
Personal Products — 0.6%
Estee Lauder Cos., Inc., Class A	565	83,671

Pharmaceuticals — 0.7%
Zoetis, Inc.	1,150	96,002

Professional Services — 0.4%
TransUnion(a)	285	18,499
Verisk Analytics, Inc.(a)	358	38,109

		56,608
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	596	27,005

Road & Rail — 0.1%
Old Dominion Freight Line, Inc.	156	20,882

Semiconductors & Semiconductor Equipment — 9.6%
Applied Materials, Inc.	1,769	87,866
Intel Corp.	12,355	637,765
Maxim Integrated Products, Inc.	591	32,210
Micron Technology, Inc.(a)	2,351	108,099
NVIDIA Corp.	1,113	250,314
Texas Instruments, Inc.	2,296	232,883

		1,349,137
Software — 8.3%
Adobe Systems, Inc.(a)	1,234	273,454
ANSYS, Inc.(a)	171	27,644
Microsoft Corp.	7,822	731,513
Red Hat, Inc.(a)	428	69,790
ServiceNow, Inc.(a)	351	58,315
SS&C Technologies Holdings, Inc.	346	17,179

		1,177,895
Specialty Retail — 4.0%
AutoZone, Inc.(a)	57	35,598
Home Depot, Inc.	2,395	442,596

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Momentum Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
L Brands, Inc.	477	$16,652
Ross Stores, Inc.	941	76,080

		570,926
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	3,223	54,952
NetApp, Inc.	747	49,735
Seagate Technology PLC	720	41,681

		146,368
Textiles, Apparel & Luxury Goods — 1.6%
lululemon athletica, Inc.(a)	198	19,760
Michael Kors Holdings Ltd.(a)	315	21,552
NIKE, Inc., Class B	2,637	180,345

		221,657
Trading Companies & Distributors — 0.7%
Fastenal Co.	592	29,594
United Rentals, Inc.(a)	167	25,050
W.W. Grainger, Inc.	181	50,924

		105,568

Total Common Stocks — 99.5% (Cost — $12,219,876)		14,045,585

Security	Shares	Value
Investment Companies — 0.2%

United States — 0.2%
iShares Edge MSCI USA Momentum Factor ETF(e)	296	$31,509

Total Investment Companies — 0.2% (Cost — $31,519)		31,509

Total Long-Term Investments — 99.7% (Cost — $12,251,395)		14,077,094

Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(c)(d)(e)	48,048	48,053
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(d)(e)	39,427	39,427

Total Short-Term Securities — 0.6% (Cost — $87,475)		87,480

Total Investments — 100.3% (Cost — $12,338,870)		14,164,574
Liabilities in Excess of Other Assets — (0.3)%		(40,813)

Net Assets — 100.0%		$14,123,761

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,794	26,254	(b)	—		48,048	$48,053	$198	(c)	$(36)	$7
BlackRock Cash Funds: Treasury, SL Agency Shares	126,013	—		(86,586	)(d)	39,427	39,427	780		—	—
BlackRock, Inc.	—	311		(17)		294	153,321	1,328		119	3,900
PNC Financial Services Group, Inc.	1,369	242		(580)		1,031	150,124	2,494		12,325	7,848
iShares Edge MSCI USA Momentum Factor ETF	1,602	3,658		(4,964)		296	31,509	316		14,848	(12,166)

							$422,434	$5,116		$27,256	$(411)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares sold.

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Momentum Factor Index Fund

Portfolio Abbreviations

ETF — Exchange-Traded Fund

S&P — S&P Global Ratings

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$14,045,585	$—	$—	$14,045,585
Investment Companies	31,509	—	—	31,509
Short-Term Securities	87,480	—	—	87,480

	$14,164,574	$—	$—	$14,164,574

(a)	See above Schedule of Investments for values in each industry.

During the period ended April 30, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) April 30, 2018	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 2.3%
General Dynamics Corp.	574	$115,552
Huntington Ingalls Industries, Inc.	100	24,321
Northrop Grumman Corp.	373	120,121

		259,994
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	321	29,542
Expeditors International of Washington, Inc.	398	25,416

		54,958
Airlines — 0.1%
Southwest Airlines Co.	303	16,007

Auto Components — 0.4%
Aptiv PLC	598	50,579

Banks — 0.4%
East West Bancorp, Inc.	724	48,233

Beverages — 0.4%
Brown-Forman Corp., Class B	890	49,876

Biotechnology — 3.3%
Biogen, Inc.(a)	469	128,318
Gilead Sciences, Inc.	2,731	197,260
Regeneron Pharmaceuticals, Inc.(a)	145	44,034
United Therapeutics Corp.(a)	101	11,121

		380,733
Building Products — 0.2%
AO Smith Corp.	305	18,712

Capital Markets — 9.4%
BlackRock, Inc.(e)	594	309,771
Charles Schwab Corp.	6,241	347,499
Eaton Vance Corp.	732	39,813
Franklin Resources, Inc.	1,719	57,827
SEI Investments Co.	912	57,666
T. Rowe Price Group, Inc.	1,749	199,071
TD Ameritrade Holding Corp.	1,307	75,924

		1,087,571
Chemicals — 2.9%
Air Products & Chemicals, Inc.	298	48,362
Celanese Corp., Series A	219	23,799
International Flavors & Fragrances, Inc.	126	17,799
LyondellBasell Industries NV, Class A	753	79,615
Monsanto Co.	699	87,633

Security	Shares	Value
Chemicals (continued)
Sherwin-Williams Co.	201	$73,900

		331,108
Commercial Services & Supplies — 0.1%
Rollins, Inc.	236	11,451

Communications Equipment — 0.2%
F5 Networks, Inc.(a)	167	27,236

Containers & Packaging — 0.1%
Avery Dennison Corp.	154	16,141

Distributors — 0.2%
Genuine Parts Co.	282	24,906

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	5,855	191,459
CenturyLink, Inc.	909	16,889

		208,348
Electric Utilities — 2.2%
NextEra Energy, Inc.	1,264	207,182
OGE Energy Corp.	588	19,328
Pinnacle West Capital Corp.	343	27,611

		254,121
Electrical Equipment — 0.5%
Acuity Brands, Inc.	86	10,300
Rockwell Automation, Inc.	300	49,359

		59,659
Energy Equipment & Services — 0.9%
Helmerich & Payne, Inc.	101	7,024
Schlumberger Ltd.	1,121	76,856
TechnipFMC PLC	455	14,997

		98,877
Food Products — 0.2%
Campbell Soup Co.	587	23,938

Gas Utilities — 0.2%
Atmos Energy Corp.	308	26,762

Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.(a)	168	41,975
Edwards Lifesciences Corp.(a)	465	59,222
Intuitive Surgical, Inc.(a)	208	91,682
ResMed, Inc.	230	21,767
Varian Medical Systems, Inc.(a)	198	22,887

		237,533
Health Care Providers & Services — 0.7%
Henry Schein, Inc.(a)	310	23,560
McKesson Corp.	364	56,860

		80,420

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Technology — 0.3%
Cerner Corp.(a)	530	$30,873

Hotels, Restaurants & Leisure — 2.1%
Starbucks Corp.	4,142	238,455

Household Durables — 0.3%
Leggett & Platt, Inc.	217	8,799
NVR, Inc.(a)	8	24,800

		33,599
Household Products — 1.8%
Kimberly-Clark Corp.	1,969	203,870

Industrial Conglomerates — 2.8%
3M Co.	1,650	320,743

Insurance — 5.1%
Aflac, Inc.	3,750	170,887
Everest Re Group Ltd.	200	46,534
Marsh & McLennan Cos., Inc.	3,062	249,553
Principal Financial Group, Inc.	1,373	81,309
Torchmark Corp.	532	46,146

		594,429
Internet & Direct Marketing Retail — 1.8%
Booking Holdings, Inc.(a)	94	204,732

Internet Software & Services — 0.3%
MercadoLibre, Inc.	90	30,565

IT Services — 11.7%
Accenture PLC, Class A	1,830	276,696
Automatic Data Processing, Inc.	1,216	143,585
Broadridge Financial Solutions, Inc.	240	25,731
International Business Machines Corp.	2,077	301,082
Jack Henry & Associates, Inc.	175	20,909
Mastercard, Inc., Class A	2,922	520,905
Paychex, Inc.	962	58,268

		1,347,176
Leisure Products — 0.2%
Hasbro, Inc.	219	19,292

Life Sciences Tools & Services — 0.6%
Mettler-Toledo International, Inc.(a)	70	39,195
Waters Corp.(a)	134	25,247

		64,442
Machinery — 1.6%
Cummins, Inc.	312	49,876
Illinois Tool Works, Inc.	651	92,455
Middleby Corp.(a)(b)	115	14,472
Snap-on, Inc.	117	16,994

Security	Shares	Value
Machinery (continued)
WABCO Holdings, Inc.(a)	104	$13,415

		187,212
Media — 0.6%
CBS Corp., Class B	700	34,440
Omnicom Group, Inc.	471	34,694

		69,134
Multi-Utilities — 0.6%
Sempra Energy	663	74,123

Multiline Retail — 0.1%
Nordstrom, Inc.	204	10,314

Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	1,753	219,318
Concho Resources, Inc.(a)	161	25,311
Exxon Mobil Corp.	2,920	227,030
Marathon Petroleum Corp.	448	33,560
Phillips 66	421	46,861
Valero Energy Corp.	488	54,134

		606,214
Personal Products — 0.8%
Estee Lauder Cos., Inc., Class A	595	88,114

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	3,219	167,807
Johnson & Johnson	3,864	488,757

		656,564
Professional Services — 0.2%
Robert Half International, Inc.	301	18,286

Real Estate Investment Trusts (REITs) — 2.3%
Camden Property Trust	259	22,119
Federal Realty Investment Trust	178	20,621
Liberty Property Trust	414	17,313
National Retail Properties, Inc.	415	15,787
Public Storage	681	137,412
Realty Income Corp.	650	32,832
Regency Centers Corp.	372	21,892

		267,976
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(a)	868	39,329
Jones Lang LaSalle, Inc.	147	24,918

		64,247
Road & Rail — 0.2%
JB Hunt Transport Services, Inc.	193	22,664

Semiconductors & Semiconductor Equipment — 6.9%
Applied Materials, Inc.	2,422	120,301
KLA-Tencor Corp.	348	35,405
Maxim Integrated Products, Inc.	550	29,975

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Quality Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	1,408	$316,659
Skyworks Solutions, Inc.	383	33,229
Texas Instruments, Inc.	2,592	262,907

		798,476
Software — 1.3%
Intuit, Inc.	783	144,691

Specialty Retail — 4.9%
Best Buy Co., Inc.	548	41,938
Gap, Inc.	482	14,094
Lowe’s Cos., Inc.	1,802	148,539
O’Reilly Automotive, Inc.(a)	251	64,274
Ross Stores, Inc.	1,084	87,641
TJX Cos., Inc.	1,878	159,348
Tractor Supply Co.	306	20,808
Ulta Salon Cosmetics & Fragrance, Inc.(a)	134	33,622

		570,264
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	3,412	563,867

Textiles, Apparel & Luxury Goods — 2.7%
lululemon athletica, Inc.(a)	211	21,058
Michael Kors Holdings Ltd.(a)	403	27,573
NIKE, Inc., Class B	3,040	207,906

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	735	$59,439

		315,976
Tobacco — 3.8%
Altria Group, Inc.	7,872	441,698

Trading Companies & Distributors — 0.5%
Fastenal Co.	652	32,594
W.W. Grainger, Inc.	98	27,572

		60,166

Total Common Stocks — 99.0% (Cost — $10,187,590)		11,415,325

Investment Companies — 0.7%
iShares Edge MSCI USA Quality Factor ETF(e)	979	79,916

Total Investment Companies — 0.7% (Cost — $80,320)		79,916

Total Long-Term Investments — 99.7% (Cost — $10,267,910)		11,495,241

Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(c)(d)(e)	15,108	15,109
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(d)(e)	36,750	36,750

Total Short-Term Securities — 0.4% (Cost — $51,858)		51,859

Total Investments — 100.1% (Cost — $10,319,768)		11,547,100
Liabilities in Excess of Other Assets — (0.1)%		(11,699)

Net Assets — 100.0%		$11,535,401

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Quality Factor Index Fund

Affiliated Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	15,108	(b)	—	15,108	$15,109	$72	(c)	$(15)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	4,171	32,579	(b)	—	36,750	36,750	275		—	—
BlackRock, Inc.	—	614		(20)	594	309,771	3,246		305	57,186
iShares Edge MSCI USA Quality Factor ETF	261	2,491		(1,773)	979	79,916	900		3,420	(625)

						$441,546	$4,493		$3,710	$56,562

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Quality Factor Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$11,415,325	$—	$—	$11,415,325
Investment Companies	79,916	—	—	79,916
Short-Term Securities	51,859	—	—	51,859

	$11,547,100	$—	$—	$11,547,100

(a)	See above Schedule of Investments for values in each industry.

During the period ended April 30, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) April 30, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.3%

Aerospace & Defense — 2.5%
Arconic, Inc.	246	$4,381
Boeing Co.	60	20,013
General Dynamics Corp.	131	26,372
Huntington Ingalls Industries, Inc.	46	11,188
L3 Technologies, Inc.	113	22,134
Lockheed Martin Corp.	106	34,009
Northrop Grumman Corp.	104	33,492
Raytheon Co.	149	30,536
Rockwell Collins, Inc.	181	23,990
Spirit Aerosystems Holdings, Inc., Class A(a)	194	15,592
Textron, Inc.	262	16,281
TransDigm Group, Inc.	56	17,952
United Technologies Corp.	206	24,751

		280,691
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	273	25,124
Expeditors International of Washington, Inc.	531	33,910
FedEx Corp.	78	19,282
United Parcel Service, Inc., Class B	271	30,758

		109,074
Airlines — 0.3%
American Airlines Group, Inc.	138	5,924
Delta Air Lines, Inc.	223	11,645
Southwest Airlines Co.	156	8,242
United Continental Holdings, Inc.(b)	130	8,780

		34,591
Auto Components — 0.7%
Aptiv PLC	117	9,896
Autoliv, Inc.	107	14,343
BorgWarner, Inc.	169	8,271
Goodyear Tire & Rubber Co.	325	8,161
Johnson Controls International PLC	476	16,122
Lear Corp.	88	16,453

		73,246
Automobiles — 0.3%
Ford Motor Co.	1,388	15,601
General Motors Co.	290	10,655
Harley-Davidson, Inc.	196	8,061
Tesla, Inc.(a)(b)	11	3,233

		37,550
Banks — 3.0%
Bank of America Corp.	390	11,669
BB&T Corp.	448	23,654
CIT Group, Inc.	272	14,402
Citigroup, Inc.	209	14,268
Citizens Financial Group, Inc.	347	14,397
Comerica, Inc.	128	12,106

Security	Shares	Value
Banks (continued)
East West Bancorp, Inc.	194	$12,924
Fifth Third Bancorp	448	14,860
First Republic Bank	181	16,810
Huntington Bancshares, Inc.	1,011	15,074
JPMorgan Chase & Co.	187	20,342
KeyCorp	689	13,725
M&T Bank Corp.	125	22,784
PNC Financial Services Group, Inc.(e)	161	23,443
Regions Financial Corp.	698	13,053
Signature Bank(b)	94	11,952
SunTrust Banks, Inc.	250	16,700
SVB Financial Group(b)	28	8,389
U.S. Bancorp	497	25,074
Wells Fargo & Co.	375	19,485
Zions Bancorporation	197	10,786

		335,897
Beverages — 1.9%
Brown-Forman Corp., Class B	530	29,701
Coca-Cola Co.	1,102	47,617
Constellation Brands, Inc., Class A	99	23,080
Dr. Pepper Snapple Group, Inc.	382	45,825
Molson Coors Brewing Co., Class B	199	14,177
Monster Beverage Corp.(b)	197	10,835
PepsiCo, Inc.	443	44,716

		215,951
Biotechnology — 0.8%
AbbVie, Inc.	112	10,814
Alexion Pharmaceuticals, Inc.(b)	40	4,705
Alkermes PLC(b)	58	2,568
Alnylam Pharmaceuticals, Inc.(b)	20	1,891
Amgen, Inc.	84	14,656
Biogen, Inc.(b)	20	5,472
BioMarin Pharmaceutical, Inc.(b)	79	6,597
Celgene Corp.(b)	88	7,665
Gilead Sciences, Inc.	171	12,351
Incyte Corp.(b)	30	1,858
Regeneron Pharmaceuticals, Inc.(b)	15	4,555
Seattle Genetics, Inc.(b)	84	4,300
TESARO, Inc.(b)	30	1,527
United Therapeutics Corp.(b)	59	6,497
Vertex Pharmaceuticals, Inc.(b)	32	4,901

		90,357
Building Products — 0.9%
Allegion PLC	265	20,453
AO Smith Corp.	307	18,834
Fortune Brands Home & Security, Inc.	297	16,243
Lennox International, Inc.	111	21,464
Masco Corp.	386	14,618
Owens Corning	175	11,461

		103,073

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	55	$9,067
Ameriprise Financial, Inc.	68	9,534
Bank of New York Mellon Corp.	357	19,460
BlackRock, Inc.(e)	44	22,946
Charles Schwab Corp.	206	11,470
CME Group, Inc.	140	22,075
E*Trade Financial Corp.(b)	201	12,197
Eaton Vance Corp.	321	17,459
Franklin Resources, Inc.	396	13,321
Goldman Sachs Group, Inc.	61	14,538
Invesco Ltd.	375	10,864
Morgan Stanley	230	11,873
Northern Trust Corp.	171	18,254
Raymond James Financial, Inc.	166	14,899
SEI Investments Co.	249	15,744
State Street Corp.	161	16,065
T. Rowe Price Group, Inc.	252	28,683
TD Ameritrade Holding Corp.	238	13,825

		282,274
Chemicals — 2.8%
Air Products & Chemicals, Inc.	160	25,966
Albemarle Corp.	62	6,011
Axalta Coating Systems Ltd.(b)	341	10,537
Celanese Corp., Series A	142	15,431
CF Industries Holdings, Inc.	149	5,781
Chemours Co.	131	6,342
DowDuPont, Inc.	232	14,672
Eastman Chemical Co.	197	20,110
Ecolab, Inc.	265	38,364
FMC Corp.	111	8,850
International Flavors & Fragrances, Inc.	162	22,884
LyondellBasell Industries NV, Class A	106	11,207
Monsanto Co.	214	26,829
Mosaic Co.	385	10,376
PPG Industries, Inc.	199	21,070
Praxair, Inc.	208	31,724
Sherwin-Williams Co.	51	18,751
WR Grace & Co.	274	18,753

		313,658
Commercial Services & Supplies — 1.7%
Cintas Corp.	167	28,440
Iron Mountain, Inc.	377	12,796
Republic Services, Inc.	799	51,679
Rollins, Inc.	533	25,861
Stericycle, Inc.(b)	187	10,979
Waste Connections, Inc.	341	24,654

Security	Shares	Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	517	$42,027

		196,436
Communications Equipment — 1.1%
Arista Networks, Inc.(b)	28	7,407
Cisco Systems, Inc.	488	21,614
CommScope Holding Co., Inc.(b)	157	6,001
F5 Networks, Inc.(b)	132	21,528
Harris Corp.	133	20,804
Juniper Networks, Inc.	485	11,926
Motorola Solutions, Inc.	195	21,417
Palo Alto Networks, Inc.(b)	46	8,855

		119,552
Construction & Engineering — 0.2%
Fluor Corp.	248	14,620
Jacobs Engineering Group, Inc.	212	12,315

		26,935
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	46	8,959
Vulcan Materials Co.	103	11,504

		20,463
Consumer Finance — 0.6%
Ally Financial, Inc.	423	11,040
American Express Co.	205	20,243
Capital One Financial Corp.	148	13,412
Discover Financial Services	251	17,884
Synchrony Financial	299	9,918

		72,497
Containers & Packaging — 0.9%
Avery Dennison Corp.	233	24,421
Ball Corp.	474	19,003
Crown Holdings, Inc.(b)	386	19,238
Packaging Corp. of America	124	14,345
Sealed Air Corp.	386	16,926
WestRock Co.	217	12,838

		106,771
Distributors — 0.3%
Genuine Parts Co.	220	19,430
LKQ Corp.(b)	436	13,525

		32,955
Diversified Consumer Services — 0.1%
H&R Block, Inc.	304	8,406

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(b)	222	43,008
Cboe Global Markets, Inc.	233	24,880
Intercontinental Exchange, Inc.	300	21,738
Leucadia National Corp.	518	12,453
Moody’s Corp.	128	20,761

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Financial Services (continued)
MSCI, Inc.	170	$25,471
Nasdaq, Inc.	337	29,764
S&P Global, Inc.	133	25,084
Voya Financial, Inc.	226	11,831

		214,990
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	901	29,463
CenturyLink, Inc.	557	10,349
Verizon Communications, Inc.	615	30,350
Zayo Group Holdings, Inc.(b)	184	6,679

		76,841
Electric Utilities — 3.8%
American Electric Power Co., Inc.	422	29,532
Duke Energy Corp.	406	32,545
Edison International	421	27,584
Entergy Corp.	334	27,251
Eversource Energy	515	31,029
Exelon Corp.	518	20,554
FirstEnergy Corp.	530	18,232
NextEra Energy, Inc.	238	39,011
OGE Energy Corp.	707	23,239
PG&E Corp.	475	21,897
Pinnacle West Capital Corp.	369	29,704
PPL Corp.	810	23,571
Southern Co.	757	34,913
Westar Energy, Inc.	502	27,198
Xcel Energy, Inc.	771	36,114

		422,374
Electrical Equipment — 0.8%
Acuity Brands, Inc.	50	5,989
AMETEK, Inc.	322	22,476
Eaton Corp. PLC	206	15,456
Emerson Electric Co.	289	19,192
Rockwell Automation, Inc.	91	14,972
Sensata Technologies Holding PLC(b)	289	14,658

		92,743
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	354	29,633
Arrow Electronics, Inc.(b)	186	13,902
Avnet, Inc.	489	19,183
CDW Corp.	212	15,114
Cognex Corp.	114	5,273
Corning, Inc.	600	16,212
Flex Ltd.(b)	921	11,973
FLIR Systems, Inc.	313	16,761
IPG Photonics Corp.(b)	42	8,947
TE Connectivity Ltd.	226	20,736

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(b)	207	$7,162

		164,896
Energy Equipment & Services — 0.6%
Baker Hughes a GE Co.	287	10,364
Halliburton Co.	218	11,552
Helmerich & Payne, Inc.	64	4,451
National Oilwell Varco, Inc.	238	9,203
Schlumberger Ltd.	254	17,414
TechnipFMC PLC	321	10,580

		63,564
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	155	30,560
CVS Health Corp.	303	21,159
Kroger Co.	496	12,494
Sysco Corp.	477	29,832
Wal-Mart Stores, Inc.	240	21,230
Walgreens Boots Alliance, Inc.	265	17,609

		132,884
Food Products — 2.4%
Archer-Daniels-Midland Co.	374	16,972
Bunge Ltd.	161	11,629
Campbell Soup Co.	410	16,720
Conagra Brands, Inc.	614	22,761
General Mills, Inc.	593	25,938
Hershey Co.	216	19,859
Hormel Foods Corp.	634	22,982
Ingredion, Inc.	155	18,769
J.M. Smucker Co.	176	20,078
Kellogg Co.	508	29,921
Kraft Heinz Co.	118	6,653
McCormick & Co., Inc.	278	29,304
Mondelez International, Inc., Class A	485	19,158
Tyson Foods, Inc., Class A	170	11,917

		272,661
Gas Utilities — 0.5%
Atmos Energy Corp.	392	34,061
UGI Corp.	563	27,243

		61,304
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	410	23,833
Align Technology, Inc.(b)	39	9,744
Baxter International, Inc.	444	30,858
Becton Dickinson & Co.	180	41,736
Boston Scientific Corp.(b)	724	20,793
Cooper Cos., Inc.	77	17,611
Danaher Corp.	416	41,733
Dentsply Sirona Inc.	276	13,894
Edwards Lifesciences Corp.(b)	94	11,972
Hologic, Inc.(b)	459	17,805
IDEXX Laboratories, Inc.(b)	61	11,864

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(b)	65	$28,651
Medtronic PLC	376	30,129
ResMed, Inc.	193	18,265
Stryker Corp.	211	35,748
Teleflex, Inc.	78	20,895
Varian Medical Systems, Inc.(b)	261	30,169
Zimmer Biomet Holdings, Inc.	156	17,966

		423,666
Health Care Providers & Services — 2.9%
Aetna, Inc.	100	17,905
AmerisourceBergen Corp.	186	16,848
Anthem, Inc.	84	19,823
Cardinal Health, Inc.	312	20,021
Centene Corp.(b)	91	9,881
Cigna Corp.	80	13,746
DaVita, Inc.(b)	313	19,653
Envision Healthcare Corp.(b)	117	4,349
Express Scripts Holding Co.(b)	295	22,331
HCA Healthcare, Inc.	238	22,786
Henry Schein, Inc.(b)	320	24,320
Humana, Inc.	45	13,238
Laboratory Corp. of America Holdings(b)	176	30,052
McKesson Corp.	79	12,341
Quest Diagnostics, Inc.	293	29,652
UnitedHealth Group, Inc.	128	30,259
Universal Health Services, Inc., Class B	179	20,442

		327,647
Health Care Technology — 0.2%
Cerner Corp.(b)	217	12,640
Veeva Systems, Inc., Class A(b)	85	5,961

		18,601
Hotels, Restaurants & Leisure — 2.6%
Aramark	713	26,659
Carnival Corp.	321	20,242
Chipotle Mexican Grill, Inc.(b)	30	12,700
Darden Restaurants, Inc.	259	24,051
Domino’s Pizza, Inc.	55	13,295
Hilton Worldwide Holdings, Inc.	235	18,527
Las Vegas Sands Corp.	121	8,873
Marriott International, Inc., Class A	132	18,042
McDonald’s Corp.	209	34,995
MGM Resorts International	254	7,981
Norwegian Cruise Line Holdings Ltd.(b)	167	8,930
Royal Caribbean Cruises Ltd.	85	9,196
Starbucks Corp.	396	22,798
Vail Resorts, Inc.	96	22,014
Wyndham Worldwide Corp.	143	16,332
Wynn Resorts Ltd.	27	5,027

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	254	$22,123

		291,785
Household Durables — 1.4%
D.R. Horton, Inc.	273	12,050
Garmin Ltd.	226	13,259
Leggett & Platt, Inc.	579	23,479
Lennar Corp., Class A	394	20,839
Mohawk Industries, Inc.(b)	93	19,519
Newell Brands, Inc.	383	10,582
NVR, Inc.(b)	8	24,800
PulteGroup, Inc.	414	12,569
Toll Brothers, Inc.	308	12,985
Whirlpool Corp.	61	9,452

		159,534
Household Products — 1.6%
Church & Dwight Co., Inc.	798	36,867
Clorox Co.	294	34,457
Colgate-Palmolive Co.	521	33,985
Kimberly-Clark Corp.	317	32,822
Procter & Gamble Co.	499	36,098
Spectrum Brands Holdings, Inc.	159	11,464

		185,693
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	1,281	15,679
Vistra Energy Corp.(b)	1,069	24,427

		40,106
Industrial Conglomerates — 0.9%
3M Co.	159	30,908
General Electric Co.	940	13,226
Honeywell International, Inc.	183	26,477
Roper Technologies, Inc.	107	28,268

		98,879
Insurance — 8.6%
Aflac, Inc.	904	41,195
Alleghany Corp.	48	27,584
Allstate Corp.	356	34,824
American Financial Group, Inc.	355	40,193
American International Group, Inc.	367	20,552
Aon PLC	250	35,618
Arch Capital Group Ltd.(b)	416	33,334
Arthur J Gallagher & Co.	563	39,404
Assurant, Inc.	181	16,801
Athene Holding Ltd., Class A(b)	253	12,397
Axis Capital Holdings Ltd.	659	38,683
Brighthouse Financial, Inc.(b)	225	11,426
Chubb Ltd.	273	37,038
Cincinnati Financial Corp.	444	31,231
Everest Re Group Ltd.	148	34,435
FNF Group	567	20,883

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Hartford Financial Services Group, Inc.	448	$24,120
Lincoln National Corp.	119	8,406
Loews Corp.	689	36,145
Markel Corp.(b)	35	39,551
Marsh & McLennan Cos., Inc.	485	39,528
MetLife, Inc.	252	12,013
Principal Financial Group, Inc.	246	14,568
Progressive Corp.	644	38,827
Prudential Financial, Inc.	132	14,034
Reinsurance Group of America, Inc.	225	33,615
RenaissanceRe Holdings Ltd.	328	44,621
Torchmark Corp.	435	37,732
Travelers Cos., Inc.	297	39,085
Unum Group	292	14,127
W.R. Berkley Corp.	555	41,381
Willis Towers Watson PLC	167	24,801
XL Group Ltd.	604	33,576

		971,728
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.(b)	10	15,661
Booking Holdings, Inc.(b)	6	13,068
Expedia Group, Inc.	64	7,369
Netflix, Inc.(b)	24	7,499
Qurate Retail Group, Inc. QVC Group, Class A(b)	775	18,143
TripAdvisor, Inc.(b)	164	6,137

		67,877
Internet Software & Services — 1.2%
Akamai Technologies, Inc.(b)	151	10,819
Alphabet, Inc., Class A(b)	14	14,260
Alphabet, Inc., Class C(b)	11	11,191
CoStar Group, Inc.(b)	46	16,866
eBay, Inc.(b)	307	11,629
Facebook, Inc., Class A(b)	102	17,544
IAC/InterActiveCorp(b)	84	13,620
MercadoLibre, Inc.	23	7,811
Twitter, Inc.(b)	104	3,152
VeriSign, Inc.(b)	161	18,905
Zillow Group, Inc., Class C(a)(b)	188	9,116

		134,913
IT Services — 4.6%
Accenture PLC, Class A	148	22,378
Alliance Data Systems Corp.	47	9,543
Automatic Data Processing, Inc.	217	25,623
Broadridge Financial Solutions, Inc.	305	32,699
Cognizant Technology Solutions Corp., Class A	208	17,019
DXC Technology Co.	69	7,111
Fidelity National Information Services, Inc.	299	28,396
First Data Corp., Class A(b)	496	8,978

Security	Shares	Value
IT Services (continued)
Fiserv, Inc.(b)	552	$39,115
FleetCor Technologies, Inc.(b)	65	13,473
Gartner, Inc.(b)	176	21,347
Global Payments, Inc.	165	18,653
International Business Machines Corp.	150	21,744
Jack Henry & Associates, Inc.	336	40,145
Leidos Holdings, Inc.	216	13,874
Mastercard, Inc., Class A	213	37,972
Paychex, Inc.	411	24,894
PayPal Holdings, Inc.(b)	98	7,312
Sabre Corp.	678	13,994
Square, Inc., Class A(b)	160	7,574
Total System Services, Inc.	262	22,024
Visa, Inc., Class A	339	43,012
Western Union Co.	955	18,861
Worldpay, Inc., Class A(b)	292	23,716

		519,457
Leisure Products — 0.2%
Hasbro, Inc.	132	11,628
Mattel, Inc.	265	3,922
Polaris Industries, Inc.	70	7,337

		22,887
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	314	20,642
Illumina, Inc.(b)	32	7,710
IQVIA Holdings, Inc.(b)	184	17,620
Mettler-Toledo International, Inc.(b)	41	22,957
Thermo Fisher Scientific, Inc.	149	31,342
Waters Corp.(b)	125	23,551

		123,822
Machinery — 2.8%
AGCO Corp.	190	11,909
Caterpillar, Inc.	99	14,292
Cummins, Inc.	89	14,228
Deere & Co.	106	14,345
Dover Corp.	155	14,368
Flowserve Corp.	240	10,658
Fortive Corp.	129	9,070
IDEX Corp.	223	29,806
Illinois Tool Works, Inc.	164	23,291
Ingersoll-Rand PLC	222	18,624
Middleby Corp.(a)(b)	109	13,717
PACCAR, Inc.	233	14,835
Parker-Hannifin Corp.	105	17,285
Pentair PLC	203	13,658
Snap-on, Inc.	135	19,609
Stanley Black & Decker, Inc.	181	25,628
WABCO Holdings, Inc.(b)	89	11,480
Wabtec Corp.	173	15,364
Xylem, Inc.	350	25,515

		317,682

5

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Media — 3.4%
CBS Corp., Class B	311	$15,301
Charter Communications, Inc., Class A(a)(b)	49	13,293
Comcast Corp., Class A	641	20,121
Discovery Communications, Inc., Class A(b)	577	13,646
Discovery Communications, Inc., Class C(b)	762	16,932
DISH Network Corp., Class A(b)	252	8,455
IHS Markit Ltd.(b)	408	20,045
Interpublic Group of Cos., Inc.	1,014	23,920
Liberty Broadband Corp., Class C(b)	187	13,256
Liberty Global PLC, Class A(b)	362	10,911
Liberty Global PLC, Class C(b)	283	8,235
Liberty Media Corp-Liberty Formula One, Class C(a)(b)	197	5,816
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	452	18,880
Liberty Media Corp. — Liberty SiriusXM, Class C(b)	444	18,497
Live Nation Entertainment, Inc.(b)	383	15,117
News Corp., Class A	784	12,528
Omnicom Group, Inc.	479	35,283
Sirius XM Holdings, Inc.(a)	4,522	28,624
Time Warner, Inc.	219	20,761
Twenty-First Century Fox, Inc., Class A	499	18,244
Twenty-First Century Fox, Inc., Class B	470	16,953
Viacom, Inc., Class B	236	7,118
Walt Disney Co.	233	23,377

		385,313
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	89	1,354
Newmont Mining Corp.	122	4,793
Nucor Corp.	176	10,845
Steel Dynamics, Inc.	202	9,052

		26,044
Multi-Utilities — 2.8%
Alliant Energy Corp.	608	26,114
Ameren Corp.	445	26,086
CenterPoint Energy, Inc.	975	24,697
CMS Energy Corp.	644	30,390
Consolidated Edison, Inc.	381	30,529
Dominion Energy, Inc.	417	27,755
DTE Energy Co.	326	34,360
NiSource, Inc.	669	16,317
Public Service Enterprise Group, Inc.	479	24,980
SCANA Corp.	422	15,517

Security	Shares	Value
Multi-Utilities (continued)
Sempra Energy	251	$28,062
WEC Energy Group, Inc.	467	30,019

		314,826
Multiline Retail — 0.7%
Dollar General Corp.	151	14,576
Dollar Tree, Inc.(b)	128	12,274
Kohl’s Corp.	127	7,889
Macy’s, Inc.	281	8,731
Nordstrom, Inc.	192	9,707
Target Corp.	301	21,853

		75,030
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	122	8,213
Andeavor	87	12,034
Antero Resources Corp.(b)	371	7,049
Apache Corp.	140	5,733
Cabot Oil & Gas Corp.	264	6,312
Cheniere Energy, Inc.(b)	108	6,281
Chevron Corp.	149	18,641
Cimarex Energy Co.	83	8,349
Concho Resources, Inc.(b)	51	8,018
ConocoPhillips	156	10,218
Continental Resources, Inc.(a)(b)	53	3,501
Devon Energy Corp.	148	5,377
Diamondback Energy, Inc.(b)	66	8,478
EOG Resources, Inc.	103	12,172
EQT Corp.	179	8,984
Exxon Mobil Corp.	349	27,135
Hess Corp.	110	6,269
HollyFrontier Corp.	146	8,861
Kinder Morgan, Inc.	423	6,692
Marathon Oil Corp.	155	2,829
Marathon Petroleum Corp.	123	9,214
Newfield Exploration Co.(b)	174	5,185
Noble Energy, Inc.	256	8,660
Occidental Petroleum Corp.	262	20,242
ONEOK, Inc.	89	5,360
Parsley Energy, Inc., Class A(b)	109	3,273
Phillips 66	161	17,921
Pioneer Natural Resources Co.	64	12,899
Plains GP Holdings LP, Class A(b)	206	4,989
Range Resources Corp.	239	3,310
Targa Resources Corp.	45	2,114
Valero Energy Corp.	137	15,197
Williams Cos., Inc.	108	2,779

		292,289
Paper & Forest Products — 0.1%
International Paper Co.	316	16,293

Personal Products — 0.3%
Coty, Inc., Class A	338	5,864
Estee Lauder Cos., Inc., Class A	175	25,916

		31,780

6

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals — 1.7%
Allergan PLC	60	$9,219
Bristol-Myers Squibb Co.	219	11,416
Eli Lilly & Co.	234	18,970
Jazz Pharmaceuticals PLC(b)	55	8,362
Johnson & Johnson	348	44,019
Merck & Co., Inc.	455	26,786
Mylan NV(b)	143	5,543
Perrigo Co. PLC	83	6,486
Pfizer, Inc.	842	30,826
Zoetis, Inc.	340	28,383

		190,010
Professional Services — 0.8%
Equifax, Inc.	117	13,110
ManpowerGroup, Inc.	106	10,146
Nielsen Holdings PLC	473	14,876
Robert Half International, Inc.	211	12,818
TransUnion(b)	154	9,996
Verisk Analytics, Inc.(b)	280	29,806

		90,752
Real Estate Investment Trusts (REITs) — 6.9%
AGNC Investment Corp.	2,056	38,900
Alexandria Real Estate Equities, Inc.	192	23,917
American Tower Corp.	177	24,136
Annaly Capital Management, Inc.	3,081	31,950
AvalonBay Communities, Inc.	168	27,384
Boston Properties, Inc.	216	26,225
Brixmor Property Group, Inc.	960	14,294
Camden Property Trust	280	23,912
Colony NorthStar, Inc., Class A	805	4,919
Crown Castle International Corp.	255	25,722
Digital Realty Trust, Inc.	172	18,179
Duke Realty Corp.	788	21,355
Equinix, Inc.	50	21,039
Equity Residential	447	27,584
Essex Property Trust, Inc.	110	26,366
Extra Space Storage, Inc.(a)	186	16,664
Federal Realty Investment Trust	228	26,414
GGP, Inc.	624	12,474
HCP, Inc.	442	10,325
Host Hotels & Resorts, Inc.	585	11,443
Invitation Homes, Inc.	690	15,967
Kimco Realty Corp.	995	14,437
Liberty Property Trust	538	22,499
Macerich Co.	243	14,002
Mid-America Apartment Communities, Inc.	194	17,743
National Retail Properties, Inc.(a)	409	15,558
Prologis, Inc.	357	23,173

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Public Storage	109	$21,994
Realty Income Corp.	294	14,850
Regency Centers Corp.	390	22,951
SBA Communications Corp.(b)	99	15,863
Simon Property Group, Inc.	155	24,233
SL Green Realty Corp.	194	18,962
UDR, Inc.	728	26,317
Ventas, Inc.	259	13,318
VEREIT, Inc.	1,943	13,212
Vornado Realty Trust	308	20,953
Welltower, Inc.	242	12,932
Weyerhaeuser Co.	421	15,484

		777,650
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(b)	308	13,956
Jones Lang LaSalle, Inc.	61	10,340

		24,296
Road & Rail — 1.1%
AMERCO	42	14,176
CSX Corp.	180	10,690
JB Hunt Transport Services, Inc.	184	21,607
Kansas City Southern	124	13,222
Knight-Swift Transportation Holdings, Inc.(a)	236	9,207
Norfolk Southern Corp.	109	15,638
Old Dominion Freight Line, Inc.	116	15,528
Union Pacific Corp.	149	19,911

		119,979
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.(b)	209	2,274
Analog Devices, Inc.	159	13,889
Applied Materials, Inc.	195	9,686
Broadcom Inc.	25	5,735
Intel Corp.	372	19,203
KLA-Tencor Corp.	108	10,988
Lam Research Corp.	56	10,363
Marvell Technology Group Ltd.	340	6,820
Maxim Integrated Products, Inc.	255	13,897
Microchip Technology, Inc.(a)	167	13,971
Micron Technology, Inc.(b)	99	4,552
NVIDIA Corp.	23	5,173
Qorvo, Inc.(b)	49	3,303
QUALCOMM, Inc.	157	8,009
Skyworks Solutions, Inc.	65	5,639
Texas Instruments, Inc.	200	20,286
Xilinx, Inc.	249	15,996

		169,784
Software — 3.3%
Activision Blizzard, Inc.	174	11,545
Adobe Systems, Inc.(b)	100	22,160
ANSYS, Inc.(b)	154	24,896

7

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Autodesk, Inc.(b)	66	$8,309
CA, Inc.	638	22,202
Cadence Design Systems, Inc.(b)	468	18,748
CDK Global, Inc.	299	19,507
Citrix Systems, Inc.(b)	189	19,450
Dell Technologies, Inc., Class V(b)	88	6,316
Electronic Arts, Inc.(b)	101	11,916
Fortinet, Inc.(b)	213	11,792
Intuit, Inc.	128	23,653
Microsoft Corp.	193	18,049
Oracle Corp.	379	17,309
Red Hat, Inc.(b)	103	16,795
salesforce.com, Inc.(b)	118	14,277
ServiceNow, Inc.(b)	62	10,301
Splunk, Inc.(b)	60	6,159
SS&C Technologies Holdings, Inc.	420	20,853
Symantec Corp.	485	13,478
Synopsys, Inc.(b)	310	26,508
Take-Two Interactive Software, Inc.(b)	112	11,167
VMware, Inc., Class A(a)(b)	89	11,860
Workday, Inc., Class A(b)	53	6,617

		373,867
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	107	12,246
AutoNation, Inc.(b)	210	9,700
AutoZone, Inc.(b)	36	22,483
Best Buy Co., Inc.	105	8,036
CarMax, Inc.(b)	140	8,750
Gap, Inc.	245	7,164
Home Depot, Inc.	188	34,742
L Brands, Inc.	181	6,319
Lowe’s Cos., Inc.	287	23,657
O’Reilly Automotive, Inc.(b)	61	15,620
Ross Stores, Inc.	263	21,264
Tiffany & Co.	115	11,825
TJX Cos., Inc.	408	34,619
Tractor Supply Co.	171	11,628
Ulta Salon Cosmetics & Fragrance, Inc.(b)	56	14,051

		242,104
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	79	13,056
Hewlett Packard Enterprise Co.	535	9,122
HP, Inc.	443	9,520
NetApp, Inc.	162	10,786
Seagate Technology PLC	96	5,557
Western Digital Corp.	55	4,333

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.	425	$13,366

		65,740
Textiles, Apparel & Luxury Goods — 1.0%
Hanesbrands, Inc.	514	9,494
lululemon athletica, Inc.(b)	90	8,982
Michael Kors Holdings Ltd.(b)	65	4,447
NIKE, Inc., Class B	289	19,765
PVH Corp.	88	14,051
Ralph Lauren Corp.	69	7,580
Tapestry, Inc.	276	14,840
Under Armour, Inc., Class A(b)	367	6,518
Under Armour, Inc., Class C(a)(b)	606	9,302
VF Corp.	237	19,166

		114,145
Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	1,618	19,222
People’s United Financial, Inc.	1,259	23,027

		42,249
Tobacco — 0.4%
Altria Group, Inc.	445	24,969
Philip Morris International, Inc.	288	23,616

		48,585
Trading Companies & Distributors — 0.5%
Fastenal Co.	343	17,146
HD Supply Holdings, Inc.(b)	203	7,858
United Rentals, Inc.(b)	26	3,900
W.W. Grainger, Inc.	82	23,071

		51,975
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	261	9,892

Water Utilities — 0.3%
American Water Works Co., Inc.	401	34,719

Wireless Telecommunication Services — 0.2%
Sprint Corp.(b)	710	3,983
T-Mobile U.S., Inc.(b)	240	14,523

		18,506

Total Common Stocks — 99.3% (Cost — $10,066,841)		11,182,739

8

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Size Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies — 0.6%
iShares Edge MSCI USA Size Factor ETF(e)	813	67,312

Total Investment Companies — 0.6% (Cost — $67,982)		67,312

Total Long-Term Investments — 99.9% (Cost — $10,134,823)		11,250,051

Security	Shares	Value
Short-Term Securities — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(c)(d)(e)	167,154	$167,170
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(d)(e)	14,458	14,458

Total Short-Term Securities — 1.6% (Cost — $181,616)		181,628

Total Investments — 101.5% (Cost — $10,316,439)		11,431,679
Liabilities in Excess of Other Assets — (1.5)%		(169,928)

Net Assets — 100.0%		$11,261,751

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	204,556	—	(37,402	)(b)	167,154	$167,170	$1,052	(c)	$(54)	$12
BlackRock Cash Funds: Treasury, SL Agency Shares	38,164	—	(23,706	)(b)	14,458	14,458	510		—	—
BlackRock, Inc.	44	—	—		44	22,946	347		—	4,179
PNC Financial Services Group, Inc.	179	—	(18)		161	23,443	376		405	2,514
iShares Edge MSCI USA Value Factor ETF	51	1,924	(1,162)		813	67,312	542		73	(877)

						$295,329	$2,827		$424	$5,828

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

9

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Size Factor Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$11,182,739	$—	$—	$11,182,739
Investment Companies	67,312	—	—	67,312
Short-Term Securities:	181,628	—	—	181,628

	$11,431,679	$—	$—	$11,431,679

(a)	See above Schedule of Investments for values in each industry.

During the period ended April 30, 2018, there were no transfers between levels.

10

Schedule of Investments (unaudited) April 30, 2018	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.5%

Aerospace & Defense — 0.1%
Spirit Aerosystems Holdings, Inc., Class A	190	$15,270

Air Freight & Logistics — 1.2%
FedEx Corp.	574	141,893

Airlines — 2.9%
American Airlines Group, Inc.	1,446	62,077
Delta Air Lines, Inc.	2,403	125,484
Southwest Airlines Co.	1,442	76,181
United Continental Holdings, Inc.(a)	1,000	67,540

		331,282
Auto Components — 1.0%
BorgWarner, Inc.	553	27,064
Goodyear Tire & Rubber Co.	1,313	32,969
Lear Corp.	312	58,335

		118,368
Automobiles — 5.2%
Ford Motor Co.	21,965	246,886
General Motors Co.	9,701	356,415

		603,301
Banks — 8.6%
Bank of America Corp.	11,379	340,460
CIT Group, Inc.	171	9,054
Citigroup, Inc.	3,959	270,281
Citizens Financial Group, Inc.	595	24,687
JPMorgan Chase & Co.	2,748	298,927
Regions Financial Corp.	1,188	22,216
SunTrust Banks, Inc.	415	27,722

		993,347
Biotechnology — 2.6%
Gilead Sciences, Inc.	4,052	292,676
United Therapeutics Corp.(a)	113	12,442

		305,118
Building Products — 0.1%
Owens Corning	214	14,015

Capital Markets — 1.4%
Goldman Sachs Group, Inc.	380	90,565
Morgan Stanley	1,354	69,894

		160,459
Chemicals — 1.5%
Celanese Corp., Series A	176	19,126
Eastman Chemical Co.	302	30,828
LyondellBasell Industries NV, Class A	875	92,514
Mosaic Co.	985	26,546

		169,014
Communications Equipment — 3.7%
Cisco Systems, Inc.	9,283	411,144

Security	Shares	Value
Communications Equipment (continued)
Juniper Networks, Inc.	764	$18,787

		429,931
Construction & Engineering — 1.0%
Fluor Corp.	758	44,684
Jacobs Engineering Group, Inc.	1,149	66,746

		111,430
Consumer Finance — 0.8%
Ally Financial, Inc.	803	20,958
Capital One Financial Corp.	748	67,784

		88,742
Containers & Packaging — 0.3%
WestRock Co.	567	33,544

Diversified Financial Services — 0.2%
Leucadia National Corp.	234	5,625
Voya Financial, Inc.	414	21,673

		27,298
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	5,688	185,997
CenturyLink, Inc.	1,246	23,151

		209,148
Electric Utilities — 2.2%
Entergy Corp.	481	39,245
Exelon Corp.	3,778	149,911
FirstEnergy Corp.	1,128	38,803
PG&E Corp.	526	24,249

		252,208
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.(a)	178	13,304
Avnet, Inc.	206	8,081
Corning, Inc.	1,830	49,447
Flex Ltd.(a)	1,041	13,533

		84,365
Energy Equipment & Services — 0.6%
Baker Hughes a GE Co.	644	23,255
National Oilwell Varco, Inc.	586	22,661
TechnipFMC PLC	864	28,477

		74,393
Food & Staples Retailing — 5.4%
CVS Health Corp.	2,418	168,849
Kroger Co.	2,411	60,733
Wal-Mart Stores, Inc.	3,738	330,664
Walgreens Boots Alliance, Inc.	996	66,184

		626,430
Food Products — 1.9%
Archer-Daniels-Midland Co.	1,860	84,407
Bunge Ltd.	584	42,182

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Ingredion, Inc.	115	$13,925
J.M. Smucker Co.	240	27,379
Tyson Foods, Inc., Class A	814	57,062

		224,955
Health Care Providers & Services — 6.0%
Aetna, Inc.	643	115,129
AmerisourceBergen Corp.	408	36,957
Anthem, Inc.	550	129,794
Cardinal Health, Inc.	586	37,604
Centene Corp.(a)	455	49,404
Cigna Corp.	486	83,505
DaVita, Inc.(a)	142	8,916
Envision Healthcare Corp.(a)(b)	261	9,701
Express Scripts Holding Co.(a)	1,623	122,861
McKesson Corp.	469	73,262
Universal Health Services, Inc., Class B	179	20,442

		687,575
Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	1,216	76,681

Household Durables — 0.3%
Whirlpool Corp.	253	39,202

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	1,881	23,023

Insurance — 3.2%
Aflac, Inc.	648	29,529
American International Group, Inc.	1,414	79,184
Athene Holding Ltd., Class A(a)	94	4,606
Axis Capital Holdings Ltd.	102	5,987
Brighthouse Financial, Inc.(a)	166	8,430
Everest Re Group Ltd.	39	9,074
Hartford Financial Services Group, Inc.	419	22,559
Lincoln National Corp.	342	24,159
Loews Corp.	345	18,099
MetLife, Inc.	1,364	65,022
Prudential Financial, Inc.	656	69,746
Unum Group	239	11,563
XL Group Ltd.	307	17,066

		365,024
IT Services — 1.4%
Alliance Data Systems Corp.	39	7,919
DXC Technology Co.	517	53,282
International Business Machines Corp.	718	104,081

		165,282
Machinery — 1.3%
AGCO Corp.	597	37,420

Security	Shares	Value
Machinery (continued)
Cummins, Inc.	673	$107,586

		145,006
Media — 0.7%
Discovery Inc., Class A(a)(b)	291	6,882
Discovery Inc., Class C(a)	397	8,821
News Corp., Class A	2,184	34,900
Viacom, Inc., Class B	1,123	33,870

		84,473
Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	2,996	45,569
Newmont Mining Corp.	954	37,483
Nucor Corp.	578	35,616
Steel Dynamics, Inc.	364	16,311

		134,979
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	1,154	60,181
SCANA Corp.	204	7,501

		67,682
Multiline Retail — 2.2%
Kohl’s Corp.	1,034	64,232
Macy’s, Inc.	1,575	48,935
Nordstrom, Inc.	419	21,185
Target Corp.	1,681	122,041

		256,393
Oil, Gas & Consumable Fuels — 6.0%
Andeavor	296	40,943
Antero Resources Corp.(a)	380	7,220
Chevron Corp.	2,666	333,543
HollyFrontier Corp.	390	23,669
Marathon Petroleum Corp.	887	66,445
Phillips 66	648	72,129
Plains GP Holdings LP, Class A(a)	196	4,747
Range Resources Corp.	240	3,324
Valero Energy Corp.	1,268	140,659

		692,679
Paper & Forest Products — 0.2%
International Paper Co.	515	26,553

Personal Products — 0.1%
Coty, Inc., Class A	655	11,364

Pharmaceuticals — 5.1%
Allergan PLC	798	122,613
Mylan NV(a)	1,435	55,621
Perrigo Co. PLC	230	17,972

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Value Factor Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	10,827	$396,376

		592,582
Professional Services — 0.2%
ManpowerGroup, Inc.	225	21,537

Real Estate Investment Trusts (REITs) — 3.0%
AGNC Investment Corp.	650	12,298
Annaly Capital Management, Inc.	1,583	16,416
Colony NorthStar, Inc., Class A(b)	2,733	16,698
HCP, Inc.	1,755	40,997
Host Hotels & Resorts, Inc.	9,202	179,991
National Retail Properties, Inc.	481	18,297
VEREIT, Inc.	8,305	56,474

		341,171
Road & Rail — 2.0%
AMERCO	23	7,763
Knight-Swift Transportation Holdings, Inc.	187	7,295
Norfolk Southern Corp.	1,536	220,370

		235,428
Semiconductors & Semiconductor Equipment — 6.5%
Intel Corp.	8,583	443,055
Lam Research Corp.	222	41,083
Micron Technology, Inc.(a)	3,346	153,849
Qorvo, Inc.(a)	257	17,322
QUALCOMM, Inc.	1,827	93,195

		748,504
Software — 0.3%
CA, Inc.	511	17,783
Dell Technologies, Inc., Class V(a)	177	12,703

		30,486
Specialty Retail — 1.3%
Best Buy Co., Inc.	1,485	113,647
Gap, Inc.	1,082	31,638

		145,285
Technology Hardware, Storage & Peripherals — 12.2%
Apple, Inc.	6,756	1,116,497

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	4,472	$76,248
HP, Inc.	2,737	58,818
NetApp, Inc.	621	41,346
Seagate Technology PLC	661	38,265
Western Digital Corp.	736	57,989
Xerox Corp.	600	18,870

		1,408,033
Textiles, Apparel & Luxury Goods — 0.7%
Michael Kors Holdings Ltd.(a)	471	32,226
PVH Corp.	244	38,960
Ralph Lauren Corp.	125	13,731

		84,917
Trading Companies & Distributors — 0.9%
United Rentals, Inc.(a)	717	107,550

Total Common Stocks — 99.5% (Cost — $10,128,584)		11,505,920

Investment Companies — 0.1%
iShares Edge MSCI USA Value Factor ETF (e)	120	9,881

Total Investment Companies — 0.1% (Cost — $8,757)		9,881

Total Long-Term Investments — 99.6% (Cost — $10,137,341)		11,515,801

Short-Term Securities — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(c)(d)(e)	34,948	34,952
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(d)(e)	34,048	34,048

Total Short-Term Securities — 0.6% (Cost — $68,998)		69,000

Total Investments — 100.2% (Cost — $10,206,339)		11,584,801
Liabilities in Excess of Other Assets — (0.2)%		(28,665)

Net Assets — 100.0%		$11,556,136

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Value Factor Index Fund

Affiliated Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	34,948	(b)	—	34,948	$34,952	$32	(c)	$(10)	$2
BlackRock Cash Funds: Treasury, SL Agency Shares	8,233	25,815	(b)	—	34,048	34,048	287		—	—
iShares Edge MSCI USA Value Factor ETF	694	2,916		(3,490)	120	9,881	973		16,596	(40)

						$78,881	$1,292		$16,586	$(38)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Edge MSCI USA Value Factor Index Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$11,505,920	$—	$—	$11,505,920
Investment Companies	9,881	—	—	9,881
Short-Term Securities	69,000	—	—	69,000

	$11,584,801	$—	$—	$11,584,801

(a)	See above Schedule of Investments for values in each industry.

During the period ended April 30, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) April 30, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.0%

China — 30.4%
3SBio, Inc.(a)(b)	24,000	$51,568
58.com, Inc. — ADR(a)	2,190	191,384
AAC Technologies Holdings, Inc.	17,500	251,173
Agile Group Holdings Ltd.	38,000	74,958
Agricultural Bank of China Ltd., Class H	658,000	370,988
Air China Ltd., Class H	44,000	58,005
Alibaba Group Holding Ltd. — ADR(a)	27,464	4,903,423
Aluminum Corp. of China Ltd., Class H(a)	72,000	40,665
Anhui Conch Cement Co. Ltd., Class H	30,000	187,244
ANTA Sports Products Ltd.	26,000	148,361
Autohome, Inc. — ADR	1,281	124,962
AviChina Industry & Technology Co. Ltd., Class H	49,000	30,895
Baidu, Inc. — ADR(a)	6,552	1,643,897
Bank of China Ltd., Class H	1,935,000	1,050,378
Bank of Communications Co. Ltd., Class H	246,000	201,298
Beijing Capital International Airport Co. Ltd., Class H	40,000	54,479
Brilliance China Automotive Holdings Ltd.	72,000	128,197
Byd Co. Ltd., Class H(c)	15,000	104,866
BYD Electronic International Co. Ltd.	16,500	25,159
CGN Power Co. Ltd., Class H(b)	248,000	67,631
China Cinda Asset Management Co. Ltd., Class H	231,000	82,445
China CITIC Bank Corp. Ltd., Class H	237,000	169,419
China Communications Construction Co. Ltd., Class H	98,000	112,914
China Communications Services Corp. Ltd., Class H	56,000	35,158
China Conch Venture Holdings Ltd.	38,500	119,525
China Construction Bank Corp., Class H	2,024,000	2,120,461
China Everbright Bank Co. Ltd., Class H	95,000	47,475
China Evergrande Group(a)(c)	79,000	250,238
China Galaxy Securities Co. Ltd., Class H	79,500	52,218
China Huarong Asset Management Co. Ltd., Class H(b)	53,983	18,592
China Huishan Dairy Holdings Co. Ltd.(a)(d)	144,000	—
China Life Insurance Co. Ltd., Class H	178,000	504,800
China Longyuan Power Group Corp. Ltd., Class H	76,000	74,649
China Medical System Holdings Ltd.	33,000	80,810
China Mengniu Dairy Co. Ltd.	66,000	212,770
China Merchants Bank Co. Ltd., Class H, Class H	96,500	420,778
China Minsheng Banking Corp. Ltd., Class H	152,000	142,242
China Molybdenum Co., Ltd., Class H	75,000	56,360

Security	Shares	Value
China (continued)
China National Building Material Co. Ltd., Class H	94,000	$109,820
China Oilfield Services Ltd., Class H	42,000	41,903
China Overseas Land & Investment Ltd.	92,000	308,258
China Pacific Insurance Group Co. Ltd., Class H, Class H	63,800	281,529
China Petroleum & Chemical Corp., Class H, Class H	602,000	586,263
China Railway Construction Corp. Ltd., Class H	37,500	44,409
China Railway Group Ltd., Class H	84,000	67,328
China Resources Gas Group Ltd.	20,000	73,552
China Resources Land Ltd.	66,000	247,878
China Resources Pharmaceutical Group Ltd.(b)	46,000	63,593
China Shenhua Energy Co. Ltd., Class H	79,500	195,002
China Southern Airlines Co. Ltd., Class H	46,000	49,531
China Telecom Corp. Ltd., Class H	322,000	156,084
China Unicom Hong Kong Ltd.(a)	146,000	206,451
China Vanke Co. Ltd., Class H	28,400	117,373
Chongqing Rural Commercial Bank, Co. Ltd., Class H	71,000	54,313
CIFI Holdings Group Co., Ltd.	82,000	64,571
CITIC Securities Co. Ltd., Class H	55,500	135,294
CNOOC Ltd.	429,000	725,745
Country Garden Holdings Co. Ltd.	128,000	261,000
CRRC Corp. Ltd., Class H	93,000	82,201
CSPC Pharmaceutical Group Ltd.	112,000	285,271
Ctrip.com International Ltd. — ADR(a)	9,356	382,660
Dongfeng Motor Group Co. Ltd., Class H	62,000	68,562
Far East Horizon Ltd.	56,000	55,568
Fosun International Ltd.	60,500	128,562
Fuyao Glass Industry Group Co. Ltd.(b)	11,600	39,870
Geely Automobile Holdings Ltd.	117,000	307,713
GF Securities Co. Ltd., Class H	35,200	61,973
Great Wall Motor Co. Ltd., Class H	71,000	73,641
Guangzhou Automobile Group Co. Ltd., Class H	50,000	91,586
Guangzhou R&F Properties Co. Ltd., Class H	23,200	55,160
Haitian International Holdings Ltd.	14,000	37,258
Haitong Securities Co. Ltd., Class H	80,800	110,325
Hengan International Group Co. Ltd.	18,000	160,080
Huaneng Power International, Inc., Class H	102,000	67,412
Huaneng Renewables Corp. Ltd., Class H	118,000	52,404
Huatai Securities Co. Ltd., Class H(b)	40,000	81,023
Industrial & Commercial Bank of China Ltd., Class H	1,783,000	1,565,262
JD.com, Inc. — ADR(a)	15,664	571,893
Jiangsu Expressway Co. Ltd., Class H	18,000	24,680

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Kingsoft Corp. Ltd.	19,000	$56,418
Kunlun Energy Co. Ltd.	72,000	61,648
Lenovo Group Ltd.	174,000	82,611
Longfor Properties Co. Ltd.	35,500	106,171
Meitu, Inc.(a)(b)	30,000	31,637
Minth Group Ltd.	6,000	28,489
Momo, Inc., ADR(a)	2,562	89,414
NetEase, Inc. — ADR	1,884	484,320
New China Life Insurance Co. Ltd., Class H	19,800	92,315
New Oriental Education & Technology Group, Inc. — ADR	3,218	289,105
People’s Insurance Co. Group of China Ltd., Class H	171,000	80,504
PetroChina Co. Ltd., Class H	492,000	362,540
PICC Property & Casualty Co. Ltd., Class H	110,000	196,919
Ping An Insurance Group Co. of China Ltd., Class H	125,500	1,226,311
Semiconductor Manufacturing International Corp.(a)(c)	72,800	93,628
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	48,000	29,498
Shanghai Electric Group Co. Ltd., Class H(a)	10,000	3,631
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	11,500	62,380
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	14,080	20,139
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	21,000	57,323
Shenzhou International Group Holdings Ltd.	18,000	196,492
Sihuan Pharmaceutical Holdings Group Ltd.	97,000	23,444
SINA Corp.(a)	1,362	130,125
Sino Biopharmaceutical Ltd.	107,000	225,322
Sino-Ocean Group Holding Ltd.	72,000	49,994
Sinopec Shanghai Petrochemical Co. Ltd., Class H	80,000	53,121
Sinopharm Group Co. Ltd., Class H	28,800	121,458
SOHO China Ltd.	54,500	27,985
Sunac China Holdings Ltd.(c)	58,000	246,368
Sunny Optical Technology Group Co. Ltd.	17,100	279,031
TAL Education Group — ADR	7,707	280,689
Tencent Holdings Ltd.	135,800	6,676,319
Tingyi Cayman Islands Holding Corp.	48,000	91,002
TravelSky Technology Ltd.,Class H	22,000	64,263
Tsingtao Brewery Co. Ltd., Class H	8,000	41,419
Vipshop Holdings Ltd. — ADR(a)	9,743	150,822
Want Want China Holdings Ltd.(c)	123,000	108,691
Weibo Corp. — ADR(a)	1,120	128,262

Security	Shares	Value
China (continued)
Weichai Power Co. Ltd., Class H	46,000	$53,252
Yanzhou Coal Mining Co. Ltd., Class H	44,000	55,058
YY, Inc. — ADR(a)	1,049	101,113
Zhejiang Expressway Co. Ltd., Class H	32,000	32,861
Zhuzhou CRRC Times Electric Co. Ltd.	12,300	65,213
Zijin Mining Group Co. Ltd., Class H	122,000	55,339
ZTE Corp., Class H(a)	6,800	15,277

		35,031,307
Hong Kong — 14.2%
AIA Group Ltd.	289,000	2,582,850
Alibaba Health Information Technology Ltd.(a)(c)	78,000	39,224
Alibaba Pictures Group Ltd.(a)	320,000	36,047
ASM Pacific Technology Ltd.	7,600	104,145
Bank of East Asia Ltd.	35,000	153,687
Beijing Enterprises Holdings Ltd.	10,500	52,446
Beijing Enterprises Water Group Ltd.	130,000	75,476
BOC Hong Kong Holdings Ltd.	93,000	480,766
China Everbright International Ltd.	60,000	84,159
China Everbright Ltd.	22,000	48,412
China Gas Holdings Ltd.	42,000	148,835
China Jinmao Holdings Group Ltd.	126,000	71,326
China Merchants Port Holdings Co. Ltd.	29,853	66,702
China Mobile Ltd.	146,500	1,395,631
China Resources Beer Holdings Co. Ltd.	40,000	172,277
China Resources Power Holdings Co. Ltd.	44,000	84,397
China State Construction International Holdings Ltd.	44,000	57,224
China Taiping Insurance Holdings Co. Ltd.	39,600	132,429
CITIC Ltd.	137,000	208,925
CK Asset Holdings Ltd.	61,000	526,611
CK Hutchison Holdings Ltd.	64,000	756,791
CK Infrastructure Holdings Ltd.	15,000	118,386
CLP Holdings Ltd.	39,000	404,979
COSCO SHIPPING Ports Ltd.	36,000	31,661
ENN Energy Holdings Ltd.	18,000	168,327
First Pacific Co. Ltd.	68,000	34,821
Fullshare Holdings Ltd.(a)(c)	65,000	35,694
Galaxy Entertainment Group Ltd.	57,000	498,900
GCL-Poly Energy Holdings Ltd.(a)	333,000	41,190
GOME Retail Holdings Ltd.(c)	222,000	23,880
Guangdong Investment Ltd.	68,000	105,253
Haier Electronics Group Co. Ltd.	31,000	107,253
Hang Lung Group Ltd.	19,000	57,390
Hang Lung Properties Ltd.	47,000	111,229
Hang Seng Bank Ltd.	19,500	493,933
Henderson Land Development Co. Ltd.	28,550	181,023
HK Electric Investments & HK Electric Investments Ltd.(b)(c)	68,500	63,712
HKT Trust & HKT Ltd.(e)	95,000	124,990

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	200,140	$418,182
Hong Kong Exchanges & Clearing Ltd.(c)	27,400	887,610
Hongkong Land Holdings Ltd.	27,600	199,472
Hysan Development Co. Ltd.	14,000	81,482
Jardine Matheson Holdings Ltd.	5,200	314,879
Jardine Strategic Holdings Ltd.	5,300	200,580
Kerry Properties Ltd.	15,000	71,708
Kingboard Chemical Holdings Ltd.	15,500	63,058
Kingston Financial Group Ltd.(c)	32,000	16,268
Lee & Man Paper Manufacturing Ltd.	39,000	42,958
Li & Fung Ltd.	148,000	74,433
Link REIT	52,000	459,582
Melco Resorts & Entertainment Ltd. — ADR	6,006	187,447
MGM China Holdings Ltd.	23,600	64,720
MTR Corp. Ltd.	35,500	199,466
New World Development Co. Ltd.	141,000	206,779
Nine Dragons Paper Holdings Ltd.	40,000	59,658
NWS Holdings Ltd.	33,321	65,703
PCCW Ltd.	118,000	72,942
Power Assets Holdings Ltd.(c)	32,500	242,032
Sands China Ltd.	58,000	335,204
Shanghai Industrial Holdings Ltd.	10,000	26,223
Shangri-La Asia Ltd.	30,000	58,383
Shimao Property Holdings Ltd.	28,500	75,384
Sino Land Co. Ltd.	70,000	120,832
SJM Holdings Ltd.(c)	47,000	47,077
Sun Art Retail Group Ltd.	58,500	65,751
Sun Hung Kai Properties Ltd.	34,000	547,551
Swire Pacific Ltd., Class A	11,000	108,694
Swire Properties Ltd.	27,200	96,546
Techtronic Industries Co. Ltd.	34,000	199,178
WH Group Ltd.(b)	213,000	220,514
Wharf Holdings Ltd.	29,000	96,479
Wharf Real Estate Investment Co. Ltd.	29,000	217,435
Wheelock & Co. Ltd.	19,000	140,965
Wynn Macau Ltd.	38,000	140,424
Yue Yuen Industrial Holdings Ltd.(a)	18,500	52,428

		16,359,008
India — 2.6%
Axis Bank Ltd. — GDR	6,150	237,021
Dr. Reddy’s Laboratories Ltd. — ADR(c)	4,905	158,481
GAIL India Ltd. — GDR	8,632	253,631
ICICI Bank Ltd. — ADR	23,443	199,500
Infosys Ltd. — ADR	13,542	239,287
Larsen & Toubro Ltd. — GDR	14,045	295,144
Mahindra & Mahindra Ltd., — GDR	17,624	229,993
Reliance Industries Ltd., — GDR(b)	16,601	479,769
State Bank of India — GDR	5,605	206,136
Tata Motors Ltd. — ADR(a)	6,074	152,579
Vedanta Ltd. — ADR	14,305	253,485

Security	Shares	Value
India (continued)
Wipro Ltd. — ADR(c)	54,380	$259,936

		2,964,962
Indonesia — 2.2%
Adaro Energy Tbk PT	322,400	42,219
AKR Corporindo Tbk PT	35,900	12,571
Astra International Tbk PT	460,500	235,696
Bank Central Asia Tbk PT	248,600	393,107
Bank Danamon Indonesia Tbk PT	87,000	41,471
Bank Mandiri Persero Tbk PT	477,400	241,829
Bank Negara Indonesia Persero Tbk PT	193,900	111,631
Bank Rakyat Indonesia Persero Tbk PT	1,383,200	318,922
Bank Tabungan Negara Persero Tbk PT	131,800	29,373
Bumi Serpong Damai Tbk PT	110,900	13,392
Charoen Pokphand Indonesia Tbk PT	173,300	45,687
Gudang Garam Tbk PT	11,100	55,143
Hanjaya Mandala Sampoerna Tbk PT	227,700	57,698
Indocement Tunggal Prakarsa Tbk PT	42,400	53,658
Indofood CBP Sukses Makmur Tbk PT	53,600	33,300
Indofood Sukses Makmur Tbk PT	88,900	44,447
Jasa Marga Persero Tbk PT	60,299	18,850
Kalbe Farma Tbk PT	438,100	47,295
Matahari Department Store Tbk PT	56,100	41,538
Pakuwon Jati Tbk PT	289,800	12,250
Perusahaan Gas Negara Persero Tbk PT	252,200	35,700
Semen Indonesia Persero Tbk PT	67,100	46,345
Surya Citra Media Tbk PT	150,000	27,456
Telekomunikasi Indonesia Persero Tbk PT	1,183,900	323,056
Tower Bersama Infrastructure Tbk PT	51,300	20,431
Unilever Indonesia Tbk PT	38,700	128,625
United Tractors Tbk PT	37,500	91,496
Waskita Karya Persero Tbk PT	106,200	16,776
XL Axiata Tbk PT(a)	25,800	3,910

		2,543,872
Malaysia — 2.8%
AirAsia Group Bhd	17,000	16,608
Alliance Bank Malaysia Bhd	34,700	38,308
AMMB Holdings Bhd	48,000	47,407
Astro Malaysia Holdings Bhd	45,200	21,890
Axiata Group Bhd	64,800	86,947
British American Tobacco Malaysia Bhd	2,400	14,987
CIMB Group Holdings Bhd	120,800	220,152
Dialog Group Bhd	72,100	56,341
DiGi.Com Bhd	75,000	88,032
Felda Global Ventures Holdings Bhd	17,800	7,704
Gamuda Bhd	31,100	40,609
Genting Bhd	52,000	118,092
Genting Malaysia Bhd	68,400	89,055
Genting Plantations Bhd	4,100	10,345
HAP Seng Consolidated Bhd	11,100	27,619
Hartalega Holdings Bhd	32,600	48,518

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
Hong Leong Bank Bhd	20,900	$100,762
Hong Leong Financial Group Bhd	9,800	48,380
IHH Healthcare Bhd	46,100	71,223
IJM Corp. Bhd	58,200	44,060
IOI Corp. Bhd	56,000	68,035
IOI Properties Group Bhd	37,300	14,812
Kuala Lumpur Kepong Bhd	10,600	68,697
Malayan Banking Bhd	119,000	326,234
Malaysia Airports Holdings Bhd	8,400	19,290
Maxis Bhd	49,300	73,013
MISC Bhd	26,200	47,574
Nestle Malaysia Bhd	1,500	52,691
Petronas Chemicals Group Bhd	52,700	113,220
Petronas Dagangan Bhd	4,500	30,890
Petronas Gas Bhd	15,100	68,321
PPB Group Bhd	9,700	47,567
Press Metal Aluminium Holdings Bhd	22,300	27,207
Public Bank Bhd	75,600	457,453
RHB Capital Bhd	30,800	41,414
Sapura Energy Bhd	89,200	14,360
Sime Darby Bhd	44,800	30,340
Sime Darby Plantation Bhd	58,000	82,219
Sime Darby Property Bhd	54,800	20,763
SP Setia Bhd Group	35,000	28,340
Telekom Malaysia Bhd	27,000	36,318
Tenaga Nasional Bhd	78,500	316,094
UMW Holdings Bhd(a)	12,100	18,786
Westports Holdings Bhd	18,900	15,968
YTL Corp. Bhd	102,768	37,772
YTL Power International Bhd	60,000	14,011

		3,268,428
Pakistan — 0.1%
Habib Bank Ltd.	14,000	23,586
Lucky Cement Ltd.	1,773	10,144
MCB Bank Ltd.	15,100	27,288
Oil & Gas Development Co. Ltd.	8,000	11,560
United Bank Ltd.	16,100	27,953

		100,531
Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	40,380	54,253
Aboitiz Power Corp.	27,100	19,864
Alliance Global Group, Inc.(a)	78,200	19,696
Ayala Corp.	6,085	113,187
Ayala Land, Inc.	165,200	129,813
Bank of the Philippine Islands	29,905	60,529
BDO Unibank, Inc.	52,960	134,330
DMCI Holdings, Inc.	90,200	19,173
Globe Telecom, Inc.	760	22,617
GT Capital Holdings, Inc.	2,005	40,681
International Container Terminal Services, Inc.	14,600	23,868

Security	Shares	Value
Philippines (continued)
JG Summit Holdings, Inc.	60,600	$74,650
Jollibee Foods Corp.	10,160	55,835
Manila Electric Co.	4,560	28,308
Megaworld Corp.	262,000	22,735
Metro Pacific Investments Corp.	347,800	34,207
Metropolitan Bank & Trust Co.	22,793	37,332
PLDT, Inc.	2,060	57,652
Robinsons Land Corp.	55,939	19,292
Security Bank Corp.	7,170	28,872
SM Investments Corp.	5,525	99,909
SM Prime Holdings, Inc.	196,200	129,297
Universal Robina Corp.	20,600	55,907

		1,282,007
Singapore — 4.2%
Ascendas Real Estate Investment Trust	78,291	157,059
CapitaLand Commercial Trust	78,813	107,674
CapitaLand Ltd.	74,600	210,361
CapitaLand Mall Trust	79,800	126,018
City Developments Ltd.	11,600	110,234
ComfortDelGro Corp. Ltd.	57,800	97,554
DBS Group Holdings Ltd.	43,100	994,407
Genting Singapore PLC	157,600	138,076
Golden Agri-Resources Ltd.	242,200	62,799
Hutchison Port Holdings Trust(c)	142,400	47,476
Jardine Cycle & Carriage Ltd.	3,144	80,891
Keppel Corp. Ltd.	37,800	231,833
Oversea-Chinese Banking Corp. Ltd.	23,700	244,787
SATS Ltd.	20,800	86,432
Sembcorp Industries Ltd.	32,400	74,631
Singapore Airlines Ltd.	14,800	120,759
Singapore Exchange Ltd.	19,100	110,761
Singapore Technologies Engineering Ltd.	45,000	117,758
Singapore Telecommunications Ltd.	216,400	572,398
StarHub Ltd.	27,500	46,913
Suntec Real Estate Investment Trust	81,600	119,944
United Overseas Bank Ltd.	32,041	725,543
UOL Group Ltd.	15,200	100,390
Wilmar International Ltd.	48,600	118,896
Yangzijiang Shipbuilding Holdings Ltd.	61,000	53,268

		4,856,862
South Korea — 16.6%
Amorepacific Corp.	792	257,686
Amorepacific Group	777	103,541
BGF retail Co. Ltd.	62	11,087
BNK Financial Group, Inc.	9,689	94,290
Celltrion Healthcare Co., Ltd.(a)	888	73,803
Celltrion, Inc.(a)	1,955	490,445
Cheil Worldwide, Inc.	935	16,646
CJ CheilJedang Corp.	257	82,169
CJ Corp.	431	65,294

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
CJ E&M Corp.	244	$20,587
CJ Logistics Corp.(a)	69	10,060
Coway Co. Ltd.	1,426	116,533
Daelim Industrial Co. Ltd.	758	60,832
Daewoo Engineering & Construction Co. Ltd.(a)	568	3,361
DB Insurance Co. Ltd.	452	26,532
DGB Financial Group, Inc.	6,017	67,250
Dongsuh Cos., Inc.	569	14,634
Doosan Bobcat, Inc.	448	13,598
Doosan Heavy Industries & Construction Co. Ltd.(a)	248	4,134
E-Mart, Inc.	530	133,419
GS Engineering & Construction Corp.	382	14,500
GS Holdings Corp.	1,398	80,023
GS Retail Co. Ltd.	251	8,720
Hana Financial Group, Inc.	6,985	310,366
Hankook Tire Co. Ltd.	1,981	91,489
Hanmi Pharm Co. Ltd.	161	69,698
Hanmi Science Co. Ltd.	127	9,191
Hanon Systems	1,768	17,955
Hanssem Co. Ltd.	92	10,009
Hanwha Aerospace Co. Ltd.(a)	47	1,054
Hanwha Chemical Corp.	2,823	75,889
Hanwha Corp.	322	11,972
Hanwha Life Insurance Co. Ltd.	2,005	11,651
Hotel Shilla Co. Ltd.	815	87,664
Hyosung Corp.	563	68,878
Hyundai Heavy Industries Holdings Co. Ltd.(a)	241	94,695
Hyundai Department Store Co. Ltd.	105	10,124
Hyundai Development Co-Engineering & Construction	1,543	67,058
Hyundai Engineering & Construction Co. Ltd.	1,986	117,617
Hyundai Glovis Co. Ltd.	500	78,574
Hyundai Heavy Industries Co. Ltd.(a)	921	101,957
Hyundai Marine & Fire Insurance Co. Ltd.	694	24,795
Hyundai Mobis Co. Ltd.	1,659	384,197
Hyundai Motor Co.	3,735	557,067
Hyundai Steel Co.	2,009	113,550
Hyundai Wia Corp.	50	2,504
Industrial Bank of Korea	8,002	125,486
Kakao Corp.	1,135	116,787
Kangwon Land, Inc.	3,274	88,321
KB Financial Group, Inc.	9,374	532,584
KCC Corp.	45	16,426
KEPCO Plant Service & Engineering Co. Ltd.	182	8,605
Kia Motors Corp.	6,696	206,737
Korea Aerospace Industries Ltd.(a)	1,692	67,997
Korea Electric Power Corp.	6,058	211,919
Korea Gas Corp.(a)	256	13,085

Security	Shares	Value
South Korea (continued)
Korea Investment Holdings Co. Ltd.	1,143	$96,551
Korea Zinc Co. Ltd.	154	62,328
Korean Air Lines Co. Ltd.	451	14,333
KT Corp.	267	6,789
KT&G Corp.	2,963	270,943
Kumho Petrochemical Co. Ltd.	202	20,202
LG Chem Ltd.	1,127	377,239
LG Corp.	2,414	182,606
LG Display Co. Ltd.	5,863	128,013
LG Electronics, Inc.	2,510	237,995
LG Household & Health Care Ltd.	233	297,513
LG Innotek Co. Ltd.	133	14,341
Lotte Chemical Corp.	392	150,950
Lotte Corp.(a)	178	10,815
Lotte Shopping Co. Ltd.	292	69,615
Medy-Tox, Inc.	107	69,542
Mirae Asset Daewoo Co. Ltd.	10,090	91,358
NAVER Corp.	681	454,120
NCSoft Corp.	432	144,795
Netmarble Corp.(b)	644	88,226
NH Investment & Securities Co. Ltd.	4,718	68,083
OCI Co. Ltd.	439	63,638
Orion Corp.	590	68,489
Ottogi Corp.	18	13,348
Pan Ocean Co. Ltd.(a)	2,527	12,903
POSCO	1,784	614,696
Posco Daewoo Corp.	177	3,715
S-1 Corp.	199	18,249
S-Oil Corp.	1,156	118,558
Samsung Biologics Co. Ltd.(a)(b)	411	186,672
Samsung C&T Corp.	1,891	246,648
Samsung Card Co. Ltd.	1,571	54,784
Samsung Electro-Mechanics Co. Ltd.	1,400	153,729
Samsung Electronics Co. Ltd.	2,312	5,730,538
Samsung Fire & Marine Insurance Co. Ltd.	829	206,993
Samsung Heavy Industries Co. Ltd.(a)	9,648	65,951
Samsung Life Insurance Co. Ltd.	1,899	207,308
Samsung SDI Co. Ltd.	1,354	230,559
Samsung SDS Co. Ltd.	873	198,292
Samsung Securities Co. Ltd.	2,208	75,940
Shinhan Financial Group Co. Ltd.	10,072	448,473
Shinsegae Inc.	199	77,239
SillaJen, Inc.(a)	1,314	102,492
SK Holdings Co. Ltd.	812	222,268
SK Hynix, Inc.	14,068	1,106,364
SK Innovation Co. Ltd.	1,595	292,278
SK Networks Co. Ltd.	1,349	7,074
SK Telecom Co. Ltd.	561	119,865
Woori Bank	13,003	194,127
Yuhan Corp.	91	19,438

		19,192,030

5

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan — 12.7%
Acer, Inc.(a)	69,000	$52,622
Advantech Co. Ltd.	7,599	52,167
Airtac International Group	3,000	52,054
ASE Industrial Holdings Co.	26,952	73,150
Asia Cement Corp.	55,000	58,695
Asia Pacific Telecom Co. Ltd.(a)	41,000	12,158
Asustek Computer, Inc.	16,000	149,530
AU Optronics Corp.	206,000	84,945
Catcher Technology Co. Ltd.	16,000	177,443
Cathay Financial Holding Co. Ltd.	197,000	353,370
Chailease Holding Co. Ltd.	30,200	110,191
Chang Hwa Commercial Bank Ltd.	168,231	96,840
Cheng Shin Rubber Industry Co. Ltd.	41,000	66,111
Chicony Electronics Co. Ltd.	11,085	27,310
China Airlines Ltd.(a)	71,000	25,899
China Development Financial Holding Corp.	400,000	151,239
China Life Insurance Co. Ltd.	56,534	61,251
China Steel Corp.	264,000	208,905
Chunghwa Telecom Co. Ltd.	90,000	342,456
Compal Electronics, Inc.	87,000	56,668
CTBC Financial Holding Co. Ltd.	462,966	330,170
Delta Electronics, Inc.	45,000	163,148
E.Sun Financial Holding Co. Ltd.	262,326	185,505
Eclat Textile Co. Ltd.	4,080	49,223
Eva Airways Corp.	49,396	26,525
Evergreen Marine Corp. Taiwan Ltd.(a)	45,964	23,249
Far Eastern New Century Corp.	63,320	60,435
Far EasTone Telecommunications Co. Ltd.	38,000	100,538
Feng TAY Enterprise Co. Ltd.	8,307	37,669
First Financial Holding Co. Ltd.	278,032	191,149
Formosa Chemicals & Fibre Corp.	70,000	257,191
Formosa Petrochemical Corp.	30,000	122,410
Formosa Plastics Corp.	97,000	340,396
Formosa Taffeta Co. Ltd.	17,000	19,221
Foxconn Technology Co. Ltd.	17,090	42,433
Fubon Financial Holding Co. Ltd.	162,000	277,159
General Interface Solution Holding, Ltd.	4,000	23,944
Giant Manufacturing Co. Ltd.	7,000	35,551
Globalwafers Co. Ltd.	5,000	80,663
Highwealth Construction Corp.	15,900	24,479
Hiwin Technologies Corp.	5,131	77,293
Hon Hai Precision Industry Co. Ltd.	369,800	1,028,555
Hotai Motor Co. Ltd.	6,000	58,811
HTC Corp.(a)	15,000	30,411
Hua Nan Financial Holdings Co. Ltd.	239,811	145,022
Innolux Corp.	204,000	75,914
Inventec Corp.	51,000	38,640

Security	Shares	Value
Taiwan (continued)
Largan Precision Co. Ltd.	2,450	$284,955
Lite-On Technology Corp.	47,110	62,167
Macronix International(a)	44,000	69,898
MediaTek, Inc.	36,000	409,450
Mega Financial Holding Co. Ltd.	300,000	264,842
Micro-Star International Co. Ltd.	16,000	49,971
Nan Ya Plastics Corp.	112,000	306,766
Nanya Technology Corp.	26,000	80,935
Nien Made Enterprise Co. Ltd.	4,000	35,530
Novatek Microelectronics Corp.	16,000	67,160
Pegatron Corp.	45,000	104,916
Phison Electronics Corp.	4,000	36,211
Pou Chen Corp.	55,000	68,782
Powertech Technology, Inc.	18,000	51,527
President Chain Store Corp.	13,000	127,783
Quanta Computer, Inc.	62,000	112,724
Realtek Semiconductor Corp.	12,000	45,380
Ruentex Development Co. Ltd.(a)	16,243	19,450
Ruentex Industries Ltd.(a)	15,000	29,064
Shin Kong Financial Holding Co. Ltd.	195,755	79,559
SinoPac Financial Holdings Co. Ltd.	86,902	31,273
Standard Foods Corp.	11,969	26,843
Synnex Technology International Corp.	32,350	46,461
TaiMed Biologics, Inc.(a)	4,000	41,576
Taishin Financial Holding Co. Ltd.	303,542	147,497
Taiwan Business Bank	178,561	54,873
Taiwan Cement Corp.	86,000	118,183
Taiwan Cooperative Financial Holding Co. Ltd.	263,711	153,232
Taiwan High Speed Rail Corp.	45,000	34,565
Taiwan Mobile Co. Ltd.	39,000	144,023
Taiwan Semiconductor Manufacturing Co. Ltd.	589,000	4,486,612
Teco Electric and Machinery Co. Ltd.	33,000	26,785
Uni-President Enterprises Corp.	118,840	286,008
United Microelectronics Corp.	294,000	158,546
Vanguard International Semiconductor Corp.	23,000	46,621
Win Semiconductors Corp.	9,000	67,485
Winbond Electronics Corp.	72,000	44,068
Wistron Corp.	53,967	42,915
WPG Holdings Ltd.	29,000	39,024
Yageo Corp.	5,000	104,805
Yuanta Financial Holding Co. Ltd.	251,865	120,203
Zhen Ding Technology Holding Ltd.	9,000	19,584

		14,606,960
Thailand — 2.7%
Advanced Info Service PCL — NVDR	27,200	179,090
Airports of Thailand PCL — NVDR	104,700	235,584
Bangkok Bank PCL, Foreign Registered Shares	9,100	57,957

6

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Asia ex Japan Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Thailand (continued)
Bangkok Dusit Medical Services PCL — NVDR	100,500	$71,591
Bangkok Expressway & Metro PCL	185,500	45,460
Banpu PCL — NVDR	47,700	29,124
Berli Jucker PCL — NVDR	30,400	57,393
BTS Group Holdings PCL	53,500	15,172
BTS Group Holdings PCL — NVDR	81,100	22,956
Bumrungrad Hospital PCL — NVDR	8,800	52,834
Central Pattana PCL — NVDR	33,000	84,212
Charoen Pokphand Foods PCL — NVDR	79,900	61,667
CP ALL PCL — NVDR	111,500	306,778
Delta Electronics Thailand PCL — NVDR	11,600	24,691
Electricity Generating PCL — NVDR	3,300	23,267
Glow Energy PCL — NVDR	11,300	30,781
Home Product Center PCL — NVDR	102,100	48,306
Indorama Ventures PCL — NVDR	39,800	75,541
IRPC PCL — NVDR	233,700	52,006
Kasikornbank PCL — NVDR	7,100	43,783
Kasikornbank PCL, Foreign Registered Shares	12,900	81,903
KCE Electronics PCL — NVDR	7,600	16,449
Krung Thai Bank PCL — NVDR	124,600	71,575
Minor International PCL — NVDR	53,700	68,218
PTT Exploration & Production PCL — NVDR	34,300	145,354
PTT Global Chemical PCL — NVDR	54,800	169,365
PTT PCL — NVDR	253,000	451,184
Robinson PCL — NVDR	11,800	24,532
Siam Cement PCL — NVDR	3,300	48,813
Siam Cement PCL, Foreign Registered Shares	7,300	108,027
Siam Commercial Bank PCL — NVDR	49,700	205,864
Thai Oil PCL — NVDR	25,300	75,317
Thai Union Group PCL — NVDR	54,100	30,774
TMB Bank PCL — NVDR	433,400	32,287
True Corp. PCL — NVDR	247,773	59,606

		3,107,461
United States — 7.4%
iShares MSCI India ETF(g)	231,212	8,080,859
Nexteer Automotive Group Ltd.	21,000	32,310

Security	Shares	Value
United States (continued)
Yum China Holdings, Inc.	9,189	$392,922

		8,506,091

Total Common Stocks — 97.0% (Cost — $103,207,999)		111,819,519

Preferred Stocks — 0.9%

South Korea — 0.9%
Amorepacific Corp., Preference Shares, 0.00%	98	16,323
Hyundai Motor Co., Preference Shares, 0.00%	607	58,369
Hyundai Motor Co., Second Preference Shares, 0.00%	931	99,868
LG Chem Ltd., Preference Shares, 0.00%	18	3,452
LG Household & Health Care Ltd. Preference Shares, 0.00%	33	23,791
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	413	821,207

Total Preferred Stocks — 0.9% (Cost — $878,067)		1,023,010

Total Long-Term Investments — 97.9% (Cost — $104,086,066)		112,842,529

Short-Term Securities — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(f)(g)	882,556	882,644
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(f)(g)	1,932,124	1,932,124

Total Short-Term Securities — 2.4% (Cost — $2,814,716)		2,814,768

Total Investments — 100.3% (Cost — $106,900,782)		115,657,297
Liabilities in Excess of Other Assets — (0.3)%		(394,308)

Net Assets — 100.0%		$115,262,989

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of the security, is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows

7

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Asia ex Japan Index Fund

Affiliated Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,708,684	—		(826,128	)(b)	882,556	$882,644	$12,901	(c)	$(946)	$(154)
BlackRock Cash Funds: Treasury, SL Agency Shares	311,886	1,620,238	(d)	—		1,932,124	1,932,124	12,861		—	—
iShares MSCI India ETF	105,000	221,308		(95,096)		231,212	8,080,859	4,163		202,255	(51,850)

							$10,895,627	$29,925		$201,309	$(52,004)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares purchased

Portfolio Abbreviations

ADR — American Depositary Receipts

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-voting Depository Receipts

PCL — Public Company Limited

REIT — Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini Index	41	06/15/18	$2,362	$(27,034)

8

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Asia ex Japan Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$9,684,529	$25,346,778	$—	$35,031,307
Hong Kong	528,885	15,830,123	—	16,359,008
India	1,973,030	991,932	—	2,964,962
Indonesia	—	2,543,872	—	2,543,872
Malaysia	92,189	3,176,239	—	3,268,428
Pakistan	61,018	39,513	—	100,531
Philippines	87,166	1,194,841	—	1,282,007
Singapore	—	4,856,862	—	4,856,862
South Korea	242,254	18,949,776	—	19,192,030
Taiwan	73,150	14,533,810	—	14,606,960
Thailand	123,199	2,984,262	—	3,107,461
United States	8,473,781	32,310	—	8,506,091
Preferred Stocks	23,791	999,219	—	1,023,010
Short-Term Securities	2,814,768	—	—	2,814,768

	$24,177,760	$91,479,537	$—	$115,657,297

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(27,034)	$—	$—	$(27,034)

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

9

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Asia ex Japan Index Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2
Assets:
Investments:
Common Stocks:	$1,344,989	$(2,055,488)	$2,055,488	$(1,344,989)
Preferred Stocks	—	(32,358)	32,358	—

	$1,344,989	$(2,087,846)	$2,087,846	$(1,344,989)

10

Schedule of Investments (unaudited) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.2%

Argentina — 0.0%
MercadoLibre, Inc.	920	$312,441

Australia — 2.5%
AGL Energy Ltd.	14,082	229,501
Alumina Ltd.	62,886	123,783
Amcor Ltd.	25,308	260,798
AMP Ltd.	63,702	192,837
APA Group(a)	28,345	177,446
Aristocrat Leisure Ltd.	10,363	207,888
ASX Ltd.	4,454	195,810
Aurizon Holdings Ltd.	40,977	137,897
AusNet Services	42,147	54,407
Australia & New Zealand Banking Group Ltd.	63,922	1,284,972
Bank of Queensland Ltd.	6,911	52,070
Bendigo & Adelaide Bank Ltd.	13,134	104,536
BHP Billiton Ltd.	70,082	1,634,960
BHP Billiton PLC	45,435	968,784
BlueScope Steel Ltd.	12,565	154,417
Boral Ltd.	27,980	143,993
Brambles Ltd.	35,980	266,222
Caltex Australia Ltd.	5,939	138,110
Challenger Ltd.	15,205	122,932
CIMIC Group Ltd.	1,881	64,008
Coca-Cola Amatil Ltd.	12,591	87,887
Cochlear Ltd.	1,302	189,480
Commonwealth Bank of Australia	38,064	2,049,534
Computershare Ltd.	11,100	141,209
Crown Resorts Ltd.	7,473	72,532
CSL Ltd.	10,051	1,287,423
Dexus	19,762	140,538
Domino’s Pizza Enterprises Ltd.(b)	1,102	34,886
Flight Centre Travel Group Ltd.	1,548	64,848
Fortescue Metals Group Ltd.	38,579	130,893
Goodman Group	39,366	267,828
GPT Group	44,382	160,934
Harvey Norman Holdings Ltd.	5,760	15,183
Healthscope Ltd.	38,143	69,494
Incitec Pivot Ltd.	46,289	131,725
Insurance Australia Group Ltd.	51,021	302,040
Lend Lease Group(a)	12,631	169,399
Macquarie Group Ltd.	7,203	586,600
Medibank Pvt Ltd.	49,979	109,842
Mirvac Group	73,257	122,938
National Australia Bank Ltd.	59,563	1,294,842
Newcrest Mining Ltd.	16,971	268,989
Oil Search Ltd.	30,632	180,210
Orica Ltd.	7,296	108,704
Origin Energy Ltd.(c)	39,466	288,132
QBE Insurance Group Ltd.	30,233	225,798
Ramsay Health Care Ltd.	3,129	152,118
REA Group Ltd.	1,287	77,917
Rio Tinto Ltd.	9,262	551,220

Security	Shares	Value
Australia (continued)
Santos Ltd.(c)	39,564	$182,224
Scentre Group	117,705	355,765
SEEK Ltd.	7,727	112,396
Sonic Healthcare Ltd.	9,253	164,058
South32 Ltd.	113,374	314,615
Stockland	59,192	183,993
Suncorp Group Ltd.	25,835	271,725
Sydney Airport(a)	22,828	122,223
Tabcorp Holdings Ltd.	37,875	124,546
Telstra Corp. Ltd.	92,405	219,704
TPG Telecom Ltd.(b)	3,556	14,916
Transurban Group(a)	45,428	395,846
Treasury Wine Estates Ltd.	15,069	215,245
Vicinity Centres	68,541	125,497
Wesfarmers Ltd.	23,963	788,373
Westfield Corp.	50,600	349,655
Westpac Banking Corp.	73,779	1,584,806
Woodside Petroleum Ltd.	21,233	514,550
Woolworths Group Ltd.	29,374	614,380

		22,453,031
Austria — 0.1%
ANDRITZ AG	1,710	91,915
Erste Group Bank AG	6,554	320,501
OMV AG	3,211	198,873
Raiffeisen Bank International AG(c)	3,687	124,459
voestalpine AG	2,601	137,222

		872,970
Belgium — 0.4%
Ageas	3,709	198,404
Anheuser-Busch InBev SA	16,610	1,649,930
Colruyt SA	1,719	96,730
Groupe Bruxelles Lambert SA	1,942	221,984
KBC Group NV	5,281	459,130
Proximus SADP	2,965	90,860
Solvay SA	1,810	251,717
Telenet Group Holding NV(c)	1,112	64,985
UCB SA	2,796	210,578
Umicore SA	4,502	250,395

		3,494,713
Bermuda — 0.0%
Marvell Technology Group Ltd.	9,496	190,490

Canada — 3.4%
Agnico Eagle Mines Ltd.	5,329	224,250
Alimentation Couche-Tard, Inc., Class B	9,414	407,003
AltaGas Ltd.	3,436	66,234
ARC Resources Ltd.	6,725	75,004
Atco Ltd. Class I	1,619	48,988
Bank of Montreal	13,979	1,061,640
Bank of Nova Scotia	26,072	1,602,556
Barrick Gold Corp.	26,871	361,643
BCE, Inc.	3,663	155,455

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
BlackBerry Ltd.(c)	10,442	$109,304
Bombardier, Inc., Class B(c)	67,052	207,326
Brookfield Asset Management, Inc., Class A	18,701	741,223
CAE, Inc.	5,090	96,214
Cameco Corp.	6,528	68,740
Canadian Imperial Bank of Commerce	9,763	850,342
Canadian National Railway Co.	16,639	1,285,167
Canadian Natural Resources Ltd.	25,454	918,283
Canadian Pacific Railway Ltd.	3,053	557,075
Canadian Tire Corp. Ltd., Class A	1,556	212,056
Canadian Utilities Ltd., Class A	2,225	56,667
CCL Industries, Inc., Class B	3,373	163,613
Cenovus Energy, Inc.	25,282	253,224
CGI Group, Inc., Class A(c)	5,444	315,459
CI Financial Corp.	6,174	129,928
Constellation Software, Inc.	449	320,897
Crescent Point Energy Corp.	10,812	94,735
Dollarama, Inc.	2,358	271,438
Element Fleet Management Corp.	5,211	19,684
Emera, Inc.	1,068	33,264
Empire Co. Ltd., Class A	3,177	61,439
Enbridge, Inc.	35,813	1,084,752
Encana Corp.	22,130	275,602
Fairfax Financial Holdings Ltd.	569	315,014
Finning International, Inc.	2,949	74,394
First Capital Realty, Inc.	3,014	47,113
First Quantum Minerals Ltd.	15,078	217,254
Fortis, Inc.	9,014	302,585
Franco-Nevada Corp.	4,115	291,875
George Weston Ltd.	1,438	117,811
Gildan Activewear, Inc.	4,416	128,633
Goldcorp, Inc.	17,247	228,894
Great-West Lifeco, Inc.	6,973	185,900
H&R Real Estate Investment Trust	2,889	46,397
Husky Energy, Inc.	7,744	108,324
Hydro One Ltd.(d)	7,583	120,423
IGM Financial, Inc.	1,703	52,272
Imperial Oil Ltd.	5,698	177,204
Industrial Alliance Insurance & Financial Services, Inc.	2,600	109,208
Intact Financial Corp.	3,007	229,281
Inter Pipeline Ltd.	9,554	172,261
Jean Coutu Group PJC, Inc., Class A	1,007	19,286
Keyera Corp.	4,450	119,815
Kinross Gold Corp.(c)	21,997	85,147
Linamar Corp.	991	55,534
Loblaw Cos. Ltd.	4,256	216,455
Lundin Mining Corp.	13,651	90,372
Magna International, Inc.	7,261	428,834
Manulife Financial Corp.	43,683	824,362
Methanex Corp.	2,132	128,506
Metro, Inc.	5,035	159,762

Security	Shares	Value
Canada (continued)
National Bank of Canada	7,054	$335,023
Nufarm Ltd.	13,643	621,078
Onex Corp.	1,498	110,954
Open Text Corp.	6,120	216,067
Pembina Pipeline Corp.	10,391	330,923
Power Corp. of Canada	7,965	189,269
Power Financial Corp.	5,959	154,597
PrairieSky Royalty Ltd.	5,722	126,878
Restaurant Brands International, Inc.	4,558	248,037
RioCan Real Estate Investment Trust	2,715	49,375
Rogers Communications, Inc., Class B	7,886	372,266
Royal Bank of Canada	32,258	2,453,110
Saputo, Inc.	4,950	160,496
Seven Generations Energy Ltd., Class A(c)	5,246	74,852
Shaw Communications, Inc., Class B	9,543	196,145
Shopify, Inc., Class A(b)(c)	1,759	235,652
SmartCentres Real Estate Investment Trust	626	14,042
SNC-Lavalin Group, Inc.	3,571	156,557
Sun Life Financial, Inc.	13,602	561,475
Suncor Energy, Inc.	35,974	1,375,695
Teck Resources Ltd., Class B	12,743	319,878
TELUS Corp.	4,428	158,469
Thomson Reuters Corp.	6,664	267,972
Toronto-Dominion Bank	40,806	2,291,772
Tourmaline Oil Corp.	6,107	114,867
TransCanada Corp.	19,539	828,462
Turquoise Hill Resources Ltd.(b)(c)	17,577	52,021
Valeant Pharmaceuticals International, Inc.(c)	6,392	115,399
Vermilion Energy, Inc.	3,134	105,935
Waste Connections, Inc.	5,641	407,844
West Fraser Timber Co. Ltd.	1,404	95,102
Wheaton Precious Metals Corp.	10,567	219,331

		30,141,664
China — 0.0%
Minth Group Ltd.(b)	16,000	75,970

Denmark — 0.6%
AP Moeller — Maersk A/S, Class A	78	119,052
AP Moeller — Maersk A/S, Class B	156	249,911
Carlsberg A/S, Class B	2,367	264,706
Chr Hansen Holding A/S	2,340	212,118
Coloplast A/S, Class B	2,616	221,611
Danske Bank A/S	16,128	561,289
DSV A/S	4,312	341,492
Genmab A/S(c)	1,367	275,995
H Lundbeck A/S	1,921	111,287
ISS A/S	2,883	100,542
Novo Nordisk A/S, Class B	40,904	1,923,630
Novozymes A/S, Class B	5,291	248,745

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Denmark (continued)
Orsted A/S(d)	3,573	$235,230
Pandora A/S	2,268	251,950
Tryg A/S	2,488	58,888
Vestas Wind Systems A/S	4,828	312,332
William Demant Holding A/S(c)	2,352	91,661

		5,580,439
Finland — 0.4%
Elisa OYJ	3,288	145,338
Fortum OYJ	9,889	227,475
Kone OYJ, Class B	7,234	359,279
Metso OYJ	2,778	98,731
Neste OYJ	2,567	216,158
Nokia OYJ	126,173	757,065
Nokian Renkaat OYJ	2,870	114,834
Orion OYJ, Class B	1,954	59,266
Sampo OYJ, Class A	9,644	521,563
Stora Enso OYJ, Class R	11,416	225,176
UPM-Kymmene OYJ	11,637	415,227
Wartsila OYJ Abp	9,852	209,181

		3,349,293
France — 4.0%
Accor SA	4,001	226,144
Aeroports de Paris	595	130,973
Air Liquide SA	9,186	1,193,962
Airbus SE	12,741	1,495,578
Alstom SA	2,969	135,174
Amundi SA(d)	1,260	107,156
Arkema SA	1,601	209,722
Atos SE	2,152	290,520
AXA SA	42,605	1,218,445
BioMerieux	864	68,302
BNP Paribas SA	24,806	1,915,005
Bollore SA	22,085	109,765
Bouygues SA	4,391	223,964
Bureau Veritas SA	4,972	130,007
Capgemini SE	3,590	493,861
Carrefour SA	13,521	277,416
Casino Guichard-Perrachon SA	953	49,434
Cie de Saint-Gobain	10,662	557,847
Cie Generale des Etablissements Michelin SCA	3,893	547,445
CNP Assurances	3,993	102,276
Credit Agricole SA	25,915	426,751
Danone SA	13,315	1,078,592
Dassault Aviation SA	52	103,680
Dassault Systemes SA	2,814	364,666
Edenred	5,262	181,278
Eiffage SA	1,746	207,829
Electricite de France SA	12,248	171,885
Engie SA	39,125	686,310
Essilor International Cie Generale d’Optique SA	4,392	599,897

Security	Shares	Value
France (continued)
Eurazeo SA	1,066	$93,634
Eutelsat Communications SA	2,857	61,874
Faurecia	1,583	129,266
Fonciere Des Regions	579	64,755
Gecina SA	952	165,030
Getlink SE, Registered Shares	10,986	155,088
Hermes International	719	464,934
ICADE	883	87,748
Iliad SA(b)	603	120,783
Imerys SA	706	64,438
Ingenico Group SA	1,465	128,148
Ipsen SA	951	153,935
JCDecaux SA	1,315	47,125
Kering SA	1,668	964,931
Klepierre SA	4,724	193,348
L’Oreal SA	5,628	1,355,164
Lagardere SCA	2,161	61,807
Legrand SA	6,042	470,146
LVMH Moet Hennessy Louis Vuitton SE	6,175	2,148,973
Natixis SA	22,135	181,793
Orange SA	44,036	800,558
Pernod Ricard SA	4,565	758,182
Peugeot SA	12,864	316,758
Publicis Groupe SA	4,319	322,974
Remy Cointreau SA	563	77,566
Renault SA	4,002	433,743
Rexel SA	7,300	113,163
Safran SA	7,285	854,458
Sanofi	25,106	1,984,937
Schneider Electric SE	12,688	1,150,096
SCOR SE	4,124	167,241
SEB SA	615	117,836
SES SA	8,834	136,298
Societe BIC SA	528	53,846
Societe Generale SA	16,696	913,751
Sodexo SA	1,816	179,835
Suez	7,999	115,358
Teleperformance	1,205	193,646
Thales SA	2,266	287,235
TOTAL SA	52,724	3,313,792
UbiSoft Entertainment SA(c)	2,293	219,092
Unibail-Rodamco SE	2,237	537,036
Valeo SA	5,004	334,564
Veolia Environnement SA	9,718	229,914
Vinci SA	11,207	1,120,517
Vivendi SA	21,557	568,495
Wendel SA	618	93,338

		35,811,033
Germany — 3.3%
1&1 Drillisch AG	1,106	79,967
adidas AG	4,102	1,008,146
Allianz SE, Registered Shares	9,682	2,290,023
Axel Springer SE	893	73,148

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
BASF SE	20,173	$2,098,868
Bayer AG, Registered Shares	18,339	2,191,869
Bayerische Motoren Werke AG	7,116	791,170
Beiersdorf AG	2,102	237,816
Brenntag AG	3,260	186,707
Commerzbank AG(c)	24,094	310,418
Continental AG	2,447	651,721
Covestro AG(d)	3,310	300,763
Daimler AG, Registered Shares	21,358	1,679,124
Deutsche Bank AG, Registered Shares	43,493	594,607
Deutsche Boerse AG	4,395	591,079
Deutsche Lufthansa AG, Registered Shares	5,568	161,835
Deutsche Post AG, Registered Shares	20,745	900,424
Deutsche Telekom AG, Registered Shares	73,996	1,295,197
Deutsche Wohnen SE, Bearer Shares	7,488	353,393
E.ON SE	46,486	509,010
Evonik Industries AG(b)	3,794	134,801
Fraport AG Frankfurt Airport Services Worldwide	868	84,001
Fresenius Medical Care AG & Co. KGaA	4,922	499,439
Fresenius SE & Co. KGaA	8,917	679,068
GEA Group AG	4,519	176,436
Hannover Rueck SE	1,402	196,905
HeidelbergCement AG	3,146	307,638
Henkel AG & Co. KGaA	2,207	262,729
Hochtief AG	539	98,350
HUGO BOSS AG	1,371	128,525
Infineon Technologies AG	25,207	645,443
Innogy SE(d)	2,739	120,352
K+S AG, Registered Shares(b)	4,785	140,534
KION Group AG	1,802	150,205
Lanxess AG	1,806	133,778
Linde AG(c)	4,181	926,239
MAN SE	649	74,805
Merck KGaA	3,048	297,760
METRO AG	4,871	70,469
MTU Aero Engines AG	1,084	186,460
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	3,448	789,117
OSRAM Licht AG	1,999	114,924
ProSiebenSat.1 Media SE, Registered Shares	4,531	164,376
RWE AG	11,419	272,934
SAP SE	21,556	2,394,992
Siemens AG, Registered Shares	16,759	2,128,307
Siemens Healthineers AG(c)(d)	3,191	124,409
Symrise AG	2,839	229,481
Telefonica Deutschland Holding AG	13,818	65,947
thyssenkrupp AG	9,013	234,434
TUI AG	9,180	207,596
Uniper SE	4,197	129,768

Security	Shares	Value
Germany (continued)
United Internet AG, Registered Shares	2,829	$182,860
Volkswagen AG	777	158,197
Vonovia SE	10,196	510,869
Wirecard AG	2,448	331,217
Zalando SE(b)(c)(d)	2,640	135,845

		29,794,495
Hong Kong — 1.3%
AIA Group Ltd.	265,200	2,370,145
ASM Pacific Technology Ltd.	5,200	71,257
Bank of East Asia Ltd.	30,000	131,732
BOC Hong Kong Holdings Ltd.	79,000	408,392
CK Asset Holdings Ltd.	57,000	492,079
CK Hutchison Holdings Ltd.	58,500	691,754
CK Infrastructure Holdings Ltd.	16,000	126,279
CLP Holdings Ltd.	37,500	389,403
First Pacific Co. Ltd.	22,000	11,266
Galaxy Entertainment Group Ltd.	53,000	463,889
Hang Lung Group Ltd.	15,000	45,308
Hang Lung Properties Ltd.	47,000	111,229
Hang Seng Bank Ltd.	17,300	438,207
Henderson Land Development Co. Ltd.	28,641	181,600
HK Electric Investments & HK Electric Investments Ltd.(a)(b)(d)	56,500	52,550
HKT Trust & HKT Ltd.(a)	96,000	126,306
Hong Kong & China Gas Co. Ltd.	174,934	365,515
Hong Kong Exchanges & Clearing Ltd.(b)	25,014	810,317
Hongkong Land Holdings Ltd.	24,700	178,513
Hysan Development Co. Ltd.	15,000	87,303
Jardine Matheson Holdings Ltd.	4,700	284,602
Jardine Strategic Holdings Ltd.	5,200	196,796
Kerry Properties Ltd.	17,500	83,659
Kingston Financial Group Ltd.(b)	86,000	43,721
Li & Fung Ltd.	130,000	65,380
Link REIT	46,500	410,973
Melco Resorts & Entertainment Ltd. — ADR	5,488	171,280
MGM China Holdings Ltd.	14,000	38,393
MTR Corp. Ltd.	36,500	205,085
New World Development Co. Ltd.	117,357	172,106
NWS Holdings Ltd.	24,915	49,128
PCCW Ltd.(b)	102,000	63,051
Power Assets Holdings Ltd.	29,000	215,967
Sands China Ltd.	55,200	319,022
Shangri-La Asia Ltd.	36,000	70,060
Sino Land Co. Ltd.	76,333	131,764
SJM Holdings Ltd.	62,000	62,101
Sun Hung Kai Properties Ltd.	32,000	515,342
Swire Pacific Ltd., Class A	9,500	93,872
Swire Properties Ltd.	30,200	107,195
Techtronic Industries Co. Ltd.	25,500	149,384
WH Group Ltd.(d)	205,000	212,231

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Wharf Holdings Ltd.	27,000	$89,825
Wharf Real Estate Investment Co. Ltd.	27,000	202,439
Wheelock & Co. Ltd.	20,000	148,384
Wynn Macau Ltd.	27,200	100,514
Yue Yuen Industrial Holdings Ltd.	13,500	38,258

		11,793,576
Ireland — 0.6%
AIB Group PLC	16,979	101,330
Allegion PLC	2,275	175,584
Bank of Ireland Group PLC	21,162	189,853
CRH PLC	18,573	659,553
DCC PLC	2,164	207,711
James Hardie Industries PLC	9,725	171,738
Kerry Group PLC, Class A	3,599	367,250
Medtronic PLC	29,483	2,362,473
Paddy Power Betfair PLC	1,955	193,472
Seagate Technology PLC	6,020	348,498
XL Group Ltd.	5,802	322,533

		5,099,995
Isle of Man — 0.0%
GVC Holdings PLC	11,630	142,358

Israel — 0.2%
Azrieli Group Ltd.	910	41,625
Bank Hapoalim BM	26,268	179,395
Bank Leumi Le-Israel BM	31,005	182,919
Bezeq The Israeli Telecommunication Corp. Ltd.	35,349	44,612
Check Point Software Technologies Ltd.(b)(c)	2,861	276,115
Elbit Systems Ltd.	626	72,150
Frutarom Industries Ltd.	666	63,665
Israel Chemicals Ltd.	13,160	58,810
Mizrahi Tefahot Bank Ltd.	2,488	45,474
NICE Ltd.(c)	1,470	139,264
Teva Pharmaceutical Industries Ltd. — ADR(b)	18,996	341,548

		1,445,577
Italy — 0.8%
Assicurazioni Generali SpA	26,239	529,476
Atlantia SpA	10,562	349,600
Davide Campari-Milano SpA	12,110	90,715
Enel SpA	178,897	1,134,873
Eni SpA	54,967	1,074,517
Ferrari NV	2,637	323,499
Intesa Sanpaolo SpA	317,070	1,208,784
Leonardo SpA	5,934	68,565
Luxottica Group SpA	3,604	224,837
Mediobanca Banca di Credito Finanziario SpA	14,145	171,402
Poste Italiane SpA(d)	13,331	130,157
Prysmian SpA	4,860	142,870

Security	Shares	Value
Italy (continued)
Recordati SpA	1,735	$61,888
Snam SpA	52,410	251,624
Telecom Italia SpA(c)	251,147	247,758
Telecom Italia SpA, Non-Convertible Savings Shares	145,564	125,014
Tenaris SA	10,957	205,348
Terna — Rete Elettrica Nazionale SpA	31,578	189,529
UniCredit SpA	43,366	940,171
UnipolSai Assicurazioni SpA	16,808	45,171

		7,515,798
Japan — 8.9%
ABC-Mart, Inc.	1,600	105,447
Acom Co. Ltd.	11,800	53,420
Aeon Co. Ltd.	14,500	289,743
AEON Financial Service Co. Ltd.	3,400	79,642
Aeon Mall Co. Ltd.	3,100	62,686
Air Water, Inc.	3,600	69,545
Aisin Seiki Co. Ltd.	4,200	227,535
Ajinomoto Co., Inc.	11,300	207,044
Alfresa Holdings Corp.	3,100	68,399
Alps Electric Co. Ltd.	3,300	72,885
Amada Holdings Co. Ltd.	5,700	68,424
ANA Holdings, Inc.	2,700	106,877
Aozora Bank Ltd.	2,600	104,888
Asahi Glass Co. Ltd.	4,100	170,155
Asahi Group Holdings Ltd.	8,500	429,979
Asahi Kasei Corp.	28,200	387,756
Asics Corp.	4,600	86,924
Astellas Pharma, Inc.	43,900	642,092
Bandai Namco Holdings, Inc.	3,800	128,587
Bank of Kyoto Ltd.	1,000	60,116
Benesse Holdings, Inc.	1,400	50,993
Bridgestone Corp.	13,800	576,876
Brother Industries Ltd.	6,100	130,842
Calbee, Inc.	2,400	80,820
Canon, Inc.	23,800	818,700
Casio Computer Co. Ltd.	2,800	41,707
Central Japan Railway Co.	3,300	661,269
Chiba Bank Ltd.	13,000	104,889
Chubu Electric Power Co., Inc.	13,600	213,220
Chugai Pharmaceutical Co. Ltd.	4,600	242,601
Chugoku Electric Power Co., Inc.	4,700	58,799
Coca-Cola Bottlers Japan Holdings Inc.	2,600	111,825
Concordia Financial Group Ltd.	24,200	140,692
Credit Saison Co. Ltd.	3,600	64,474
CYBERDYNE, Inc.(b)(c)	1,300	16,618
Dai Nippon Printing Co. Ltd.	5,700	122,734
Dai-ichi Life Holdings, Inc.	23,500	466,535
Daicel Corp.	5,900	68,076
Daifuku Co. Ltd.(b)	2,100	112,261
Daiichi Sankyo Co. Ltd.	12,300	420,973
Daikin Industries Ltd.	5,900	689,213
Daito Trust Construction Co. Ltd.	1,600	266,984

5

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Daiwa House Industry Co. Ltd.	12,300	$449,703
Daiwa House REIT Investment Corp.	36	85,827
Daiwa Securities Group, Inc.	36,000	220,843
DeNA Co. Ltd.	1,200	22,872
Denso Corp.	10,100	531,127
Dentsu, Inc.	4,400	208,440
Disco Corp.	700	122,695
Don Quijote Holdings Co. Ltd.	2,700	145,360
East Japan Railway Co.	7,300	701,296
Eisai Co. Ltd.	5,700	382,293
Electric Power Development Co. Ltd.	2,900	78,867
FamilyMart UNY Holdings Co. Ltd.	1,700	165,464
FANUC Corp.	4,200	899,684
Fast Retailing Co. Ltd.	1,200	526,818
Fuji Electric Co. Ltd.	13,000	92,720
FUJIFILM Holdings Corp.	8,600	345,858
Fujitsu Ltd.	42,000	254,623
Fukuoka Financial Group, Inc.	14,000	74,958
Hachijuni Bank Ltd.	7,800	41,192
Hakuhodo DY Holdings, Inc.	3,900	54,563
Hamamatsu Photonics KK	3,300	127,173
Hankyu Hanshin Holdings, Inc.	5,600	220,290
Hikari Tsushin, Inc.	600	97,262
Hino Motors Ltd.	4,100	50,022
Hirose Electric Co. Ltd.	735	103,432
Hisamitsu Pharmaceutical Co., Inc.	1,700	132,134
Hitachi Chemical Co. Ltd.	3,000	65,801
Hitachi Construction Machinery Co. Ltd.	2,900	105,390
Hitachi High-Technologies Corp.	1,500	69,961
Hitachi Ltd.	108,000	788,244
Hitachi Metals Ltd.	3,800	43,428
Honda Motor Co. Ltd.	38,000	1,306,666
Hoshizaki Corp.	1,000	92,831
Hoya Corp.	8,500	454,111
Hulic Co. Ltd.	7,300	78,551
Idemitsu Kosan Co. Ltd.	2,500	97,665
IHI Corp.	3,700	120,939
Iida Group Holdings Co. Ltd.	3,200	62,382
Inpex Corp.	20,700	264,625
Isetan Mitsukoshi Holdings Ltd.	6,500	72,314
Isuzu Motors Ltd.	13,100	199,962
ITOCHU Corp.	32,600	651,948
J. Front Retailing Co. Ltd.	6,400	103,693
Japan Airlines Co. Ltd.	2,200	86,822
Japan Airport Terminal Co. Ltd.	600	24,574
Japan Exchange Group, Inc.	11,100	205,562
Japan Post Bank Co. Ltd.	10,600	143,988
Japan Post Holdings Co. Ltd.	34,800	422,866
Japan Prime Realty Investment Corp.	15	54,402
Japan Real Estate Investment Corp.	30	155,426
Japan Retail Fund Investment Corp.	68	127,486
Japan Tobacco, Inc.	23,900	642,461
JFE Holdings, Inc.	11,900	244,216

Security	Shares	Value
Japan (continued)
JGC Corp.(b)	4,300	$105,388
JSR Corp.	3,800	71,585
JTEKT Corp.	3,600	58,248
JXTG Holdings, Inc.	66,050	430,564
Kajima Corp.	17,000	163,779
Kakaku.com, Inc.	4,500	85,790
Kamigumi Co. Ltd.	2,900	65,284
Kaneka Corp.	8,000	79,050
Kansai Electric Power Co., Inc.	15,800	221,070
Kansai Paint Co. Ltd.	4,800	107,855
Kao Corp.	10,900	783,558
Kawasaki Heavy Industries Ltd.	2,800	93,610
KDDI Corp.	40,800	1,095,219
Keihan Holdings Co. Ltd.	2,400	77,492
Keikyu Corp.	5,800	106,261
Keio Corp.	2,400	109,561
Keisei Electric Railway Co. Ltd.	2,700	87,911
Keyence Corp.	2,100	1,280,536
Kikkoman Corp.	3,000	130,003
Kintetsu Group Holdings Co. Ltd.	3,700	150,336
Kirin Holdings Co. Ltd.	18,500	519,277
Kobe Steel Ltd.	7,400	76,121
Koito Manufacturing Co. Ltd.	2,100	140,540
Komatsu Ltd.	20,900	712,454
Konami Holdings Corp.	1,700	83,486
Konica Minolta, Inc.	13,000	111,590
Kose Corp.	600	110,878
Kubota Corp.	25,900	436,687
Kuraray Co. Ltd.	8,100	134,899
Kurita Water Industries Ltd.	2,000	64,768
Kyocera Corp.	7,200	460,031
Kyowa Hakko Kirin Co. Ltd.	4,700	101,698
Kyushu Electric Power Co., Inc.	10,900	135,051
Kyushu Financial Group, Inc.	6,400	31,392
Kyushu Railway Co.	5,400	172,816
Lawson, Inc.	1,100	72,667
LINE Corp.(b)(c)	1,000	36,164
Lion Corp.	5,300	114,169
LIXIL Group Corp.	4,800	107,500
M3, Inc.(b)	4,800	180,892
Mabuchi Motor Co. Ltd.	900	45,216
Makita Corp.(b)	5,100	228,503
Marubeni Corp.	33,100	248,566
Marui Group Co. Ltd.	5,300	110,000
Maruichi Steel Tube Ltd.	500	17,066
Mazda Motor Corp.	13,600	189,093
McDonald’s Holdings Co. Japan Ltd.	1,200	56,157
Mebuki Financial Group, Inc.	27,110	105,225
Medipal Holdings Corp.	3,800	81,521
MEIJI Holdings Co. Ltd.	2,500	200,501
MINEBEA MITSUMI, Inc.	8,400	168,007
MISUMI Group, Inc.	6,500	179,377
Mitsubishi Chemical Holdings Corp.	30,000	283,788

6

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Mitsubishi Corp.	32,700	$901,720
Mitsubishi Electric Corp.	40,700	623,953
Mitsubishi Estate Co. Ltd.	27,100	495,186
Mitsubishi Gas Chemical Co., Inc.	3,500	82,024
Mitsubishi Heavy Industries Ltd.	7,000	276,722
Mitsubishi Materials Corp.	2,100	63,918
Mitsubishi Motors Corp.	11,600	86,325
Mitsubishi Tanabe Pharma Corp.	4,100	77,872
Mitsubishi UFJ Financial Group, Inc.	262,700	1,760,443
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,700	42,592
Mitsui & Co. Ltd.	38,500	693,892
Mitsui Chemicals, Inc.	3,400	97,465
Mitsui Fudosan Co. Ltd.	19,000	486,693
Mitsui OSK Lines Ltd.	3,000	88,865
Mixi, Inc.	700	23,007
Mizuho Financial Group, Inc.	529,100	957,267
MS&AD Insurance Group Holdings, Inc.	10,300	347,071
Murata Manufacturing Co. Ltd.	4,400	555,484
Nabtesco Corp.	2,900	104,576
Nagoya Railroad Co. Ltd.	3,600	94,288
NEC Corp.	4,900	134,309
Nexon Co. Ltd.(c)	7,800	113,501
NGK Insulators Ltd.	6,300	115,567
NGK Spark Plug Co. Ltd.	3,000	76,940
NH Foods Ltd.	1,500	65,530
Nidec Corp.	5,100	797,855
Nikon Corp.	7,600	132,244
Nintendo Co. Ltd.	2,600	1,092,458
Nippon Building Fund, Inc.	32	179,811
Nippon Electric Glass Co. Ltd.	1,800	51,872
Nippon Express Co. Ltd.	2,000	151,100
Nippon Paint Holdings Co. Ltd.	3,200	130,622
Nippon Prologis REIT, Inc.	30	63,227
Nippon Steel & Sumitomo Metal Corp.	15,600	339,164
Nippon Telegraph & Telephone Corp.	15,300	726,064
Nippon Yusen KK	3,100	65,939
Nissan Chemical Industries Ltd.	2,300	102,266
Nissan Motor Co. Ltd.	51,700	543,908
Nisshin Seifun Group, Inc.	3,200	69,924
Nissin Foods Holdings Co. Ltd.	1,600	117,815
Nitori Holdings Co. Ltd.(b)	1,700	286,679
Nitto Denko Corp.	3,500	260,207
NOK Corp.	5,300	108,392
Nomura Holdings, Inc.	77,600	446,941
Nomura Real Estate Holdings, Inc.	2,400	59,391
Nomura Real Estate Master Fund, Inc.	87	121,613
Nomura Research Institute Ltd.	2,390	123,096
NSK Ltd.	7,800	104,377
NTT Data Corp.	15,200	163,810
NTT DOCOMO, Inc.	29,600	764,686
Obayashi Corp.	13,200	152,014
Obic Co. Ltd.	1,600	134,018
Odakyu Electric Railway Co. Ltd.	5,400	116,226

Security	Shares	Value
Japan (continued)
Oji Holdings Corp.	21,000	$147,727
Olympus Corp.	6,800	253,576
Omron Corp.	4,300	232,068
Ono Pharmaceutical Co. Ltd.	9,300	214,972
Oracle Corp. Japan	1,100	90,362
Oriental Land Co. Ltd.	4,700	468,377
ORIX Corp.	28,600	501,611
Osaka Gas Co. Ltd.	8,500	183,039
Otsuka Corp.	2,800	129,745
Otsuka Holdings Co. Ltd.	9,000	470,544
Panasonic Corp.	48,800	722,589
Park24 Co. Ltd.	2,700	76,484
Pola Orbis Holdings, Inc.	2,000	87,259
Rakuten, Inc.	20,100	142,842
Recruit Holdings Co. Ltd.	23,400	539,533
Renesas Electronics Corp.(c)	13,800	143,957
Resona Holdings, Inc.	49,500	281,263
Ricoh Co. Ltd.	17,200	168,066
Rinnai Corp.	600	59,729
Rohm Co. Ltd.	1,900	176,060
Ryohin Keikaku Co. Ltd.	500	171,032
Sankyo Co. Ltd.	1,700	59,597
Santen Pharmaceutical Co. Ltd.	9,200	154,508
SBI Holdings, Inc.	5,100	128,598
Secom Co. Ltd.	5,300	397,626
Sega Sammy Holdings, Inc.	4,700	77,205
Seibu Holdings, Inc.	5,700	96,104
Seiko Epson Corp.	5,700	107,142
Sekisui Chemical Co. Ltd.	7,800	137,983
Sekisui House Ltd.	13,500	247,436
Seven & i Holdings Co. Ltd.	16,000	704,972
Seven Bank Ltd.	17,700	59,427
Sharp Corp.	3,700	108,096
Shimadzu Corp.	6,000	162,847
Shimamura Co. Ltd.	300	34,912
Shimano, Inc.	1,500	199,453
Shimizu Corp.	11,000	108,832
Shin-Etsu Chemical Co. Ltd.	8,700	873,042
Shinsei Bank Ltd.	4,800	74,734
Shionogi & Co. Ltd.	6,100	313,489
Shiseido Co. Ltd.	8,100	525,536
Shizuoka Bank Ltd.	10,000	101,408
Showa Shell Sekiyu KK	4,000	56,482
SMC Corp.	1,300	493,991
Softbank Group Corp.	18,100	1,382,997
Sohgo Security Services Co. Ltd.	1,900	93,810
Sompo Holdings, Inc.	8,200	343,335
Sony Corp.	28,000	1,307,771
Sony Financial Holdings, Inc.	3,200	58,380
Stanley Electric Co. Ltd.	2,600	93,962
Start Today Co. Ltd.	4,500	129,933
Subaru Corp.	13,200	443,076
Sumco Corp.	4,900	119,680
Sumitomo Chemical Co. Ltd.	32,000	183,093

7

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Sumitomo Corp.	25,200	$452,354
Sumitomo Dainippon Pharma Co. Ltd.(b)	2,500	45,467
Sumitomo Electric Industries Ltd.	16,700	255,661
Sumitomo Heavy Industries Ltd.	2,200	84,063
Sumitomo Metal Mining Co. Ltd.	5,600	238,898
Sumitomo Mitsui Financial Group, Inc.	29,500	1,229,508
Sumitomo Mitsui Trust Holdings, Inc.	7,300	309,572
Sumitomo Realty & Development Co. Ltd.	9,000	357,509
Sumitomo Rubber Industries Ltd.	3,000	53,573
Sundrug Co. Ltd.	2,300	118,319
Suntory Beverage & Food Ltd.	2,600	127,946
Suruga Bank Ltd.	3,000	40,639
Suzuken Co. Ltd.	2,100	90,297
Suzuki Motor Corp.	7,400	397,734
Sysmex Corp.	3,600	318,014
T&D Holdings, Inc.	12,600	213,998
Taiheiyo Cement Corp.	2,000	75,520
Taisei Corp.	4,700	253,546
Taisho Pharmaceutical Holdings Co. Ltd.	700	66,955
Taiyo Nippon Sanso Corp.	1,800	26,686
Takashimaya Co. Ltd.	5,000	42,937
Takeda Pharmaceutical Co. Ltd.	15,800	665,338
TDK Corp.	2,600	224,091
Teijin Ltd.	4,400	82,724
Temp Holdings Co. Ltd.	3,700	87,950
Terumo Corp.	7,100	401,724
THK Co. Ltd.	2,100	73,192
Tobu Railway Co. Ltd.	3,400	108,262
Toho Co. Ltd.	1,900	63,377
Toho Gas Co. Ltd.	1,800	54,728
Tohoku Electric Power Co., Inc.	9,400	121,396
Tokio Marine Holdings, Inc.	14,400	679,640
Tokyo Electric Power Co. Holdings, Inc.(c)	36,300	172,561
Tokyo Electron Ltd.	3,500	672,185
Tokyo Gas Co. Ltd.	9,100	244,201
Tokyo Tatemono Co. Ltd.	3,700	56,348
Tokyu Corp.	12,200	204,793
Tokyu Fudosan Holdings Corp.	12,700	99,943
Toppan Printing Co. Ltd.	9,000	75,260
Toray Industries, Inc.	32,200	300,573
Toshiba Corp.(c)	137,000	367,172
Tosoh Corp.	5,700	100,823
TOTO Ltd.	2,700	153,034
Toyo Seikan Group Holdings Ltd.	4,200	66,079
Toyo Suisan Kaisha Ltd.	2,400	94,496
Toyoda Gosei Co. Ltd.	700	17,674
Toyota Industries Corp.	3,700	218,192
Toyota Motor Corp.	57,300	3,757,295
Toyota Tsusho Corp.	4,700	168,525

Security	Shares	Value
Japan (continued)
Trend Micro, Inc.	2,800	$167,409
Tsuruha Holdings, Inc.	1,000	143,540
Unicharm Corp.	9,400	264,270
United Urban Investment Corp.	57	87,549
USS Co. Ltd.	5,400	113,402
West Japan Railway Co.	3,600	254,453
Yahoo! Japan Corp.	31,100	127,811
Yakult Honsha Co. Ltd.(b)	2,700	192,352
Yamada Denki Co. Ltd.	11,100	58,058
Yamaguchi Financial Group, Inc.	7,000	87,441
Yamaha Corp.	3,300	159,234
Yamaha Motor Co. Ltd.	6,300	201,439
Yamato Holdings Co. Ltd.	8,000	205,682
Yamazaki Baking Co. Ltd.	2,300	50,364
Yaskawa Electric Corp.	5,500	223,286
Yokogawa Electric Corp.(b)	4,400	96,887
Yokohama Rubber Co. Ltd.	3,300	77,702

		79,777,147
Luxembourg — 0.1%
ArcelorMittal(c)	14,536	492,678
Eurofins Scientific SE(b)	251	135,389
RTL Group SA	1,103	90,765

		718,832
Mexico — 0.0%
Fresnillo PLC	5,167	90,691

Netherlands — 2.1%
ABN AMRO Group NV(d)	10,042	311,415
Aegon NV	35,979	263,682
AerCap Holdings NV(c)	2,888	150,551
Akzo Nobel NV	5,451	493,633
Altice NV, Class A(c)	10,260	98,199
ASML Holding NV	8,436	1,606,077
Boskalis Westminster	1,728	51,191
CNH Industrial NV	22,619	278,317
EXOR NV	2,466	182,690
Heineken Holding NV	2,710	275,094
Heineken NV	5,805	611,123
ING Groep NV	84,292	1,420,363
Koninklijke Ahold Delhaize NV	28,440	686,100
Koninklijke DSM NV	4,009	414,341
Koninklijke KPN NV	68,887	214,392
Koninklijke Philips NV	20,755	878,480
Koninklijke Vopak NV	2,085	102,822
NN Group NV	6,881	329,770
NXP Semiconductors NV(c)	7,524	789,268
QIAGEN NV(c)	4,859	158,945
Randstad NV	2,779	178,866
Royal Dutch Shell PLC, Class A	99,674	3,467,777
Royal Dutch Shell PLC, Class B	82,411	2,941,976
Unilever NV CVA	35,949	2,060,905
Wolters Kluwer NV	6,116	330,936

		18,296,913

8

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
New Zealand — 0.1%
Auckland International Airport Ltd.	18,221	$81,533
Fisher & Paykel Healthcare Corp. Ltd.	11,897	106,402
Fletcher Building Ltd.	16,904	74,868
Mercury NZ Ltd.	7,580	16,963
Meridian Energy Ltd.	22,538	46,557
Ryman Healthcare Ltd.(b)	7,509	55,889
Spark New Zealand Ltd.	47,818	116,123

		498,335
Norway — 0.3%
DNB ASA	21,192	396,319
Gjensidige Forsikring ASA	5,495	86,976
Marine Harvest ASA	8,823	192,058
Norsk Hydro ASA	28,090	175,449
Orkla ASA	17,168	158,893
Schibsted ASA, Class B	2,062	55,476
Statoil ASA	25,402	649,598
Telenor ASA	17,332	383,625
Yara International ASA	4,200	177,150

		2,275,544
Portugal — 0.1%
EDP — Energias de Portugal SA	57,495	213,304
Galp Energia SGPS SA	11,328	217,419
Jeronimo Martins SGPS SA	4,509	79,074

		509,797
Singapore — 0.5%
Ascendas Real Estate Investment Trust	67,797	136,007
CapitaLand Commercial Trust	43,600	59,566
CapitaLand Ltd.	49,300	139,018
CapitaLand Mall Trust	68,600	108,331
City Developments Ltd.	7,000	66,520
ComfortDelGro Corp. Ltd.	43,100	72,744
DBS Group Holdings Ltd.	38,200	881,354
Genting Singapore PLC	150,400	131,768
Golden Agri-Resources Ltd.	116,800	30,285
Hutchison Port Holdings Trust(b)	104,400	34,807
Jardine Cycle & Carriage Ltd.	1,700	43,739
Keppel Corp. Ltd.	35,900	220,180
Oversea-Chinese Banking Corp. Ltd.	67,900	701,311
SATS Ltd.	21,700	90,172
Sembcorp Industries Ltd.	22,200	51,136
Singapore Airlines Ltd.	12,600	102,808
Singapore Exchange Ltd.	24,000	139,176
Singapore Press Holdings Ltd.(b)	5,600	11,443
Singapore Technologies Engineering Ltd.	42,000	109,907
Singapore Telecommunications Ltd.	178,200	471,356
StarHub Ltd.(b)	6,700	11,430
Suntec Real Estate Investment Trust	52,200	76,729

Security	Shares	Value
Singapore (continued)
United Overseas Bank Ltd.(b)	29,313	$663,770
UOL Group Ltd.	9,822	64,870
Wilmar International Ltd.	39,200	95,900
Yangzijiang Shipbuilding Holdings Ltd.	42,500	37,113

		4,551,440
Spain — 1.2%
Abertis Infraestructuras SA	14,323	315,778
ACS Actividades de Construccion y Servicios SA	5,089	214,474
Aena SME SA(d)	1,602	330,218
Amadeus IT Group SA	9,411	686,625
Banco Bilbao Vizcaya Argentaria SA	146,875	1,188,520
Banco de Sabadell SA	117,788	230,498
Banco Santander SA	351,772	2,272,771
Bankia SA	27,889	122,366
Bankinter SA	16,348	170,855
CaixaBank SA	77,367	376,226
Enagas SA	2,955	85,890
Endesa SA	6,613	154,216
Ferrovial SA	11,212	239,479
Gas Natural SDG SA	10,264	258,731
Grifols SA	7,348	206,021
Iberdrola SA	124,924	965,155
Industria de Diseno Textil SA	24,311	753,597
Mapfre SA	22,935	79,561
Red Electrica Corp. SA	8,467	176,371
Repsol SA	27,465	524,109
Siemens Gamesa Renewable Energy SA(b)	4,847	83,003
Telefonica SA	101,508	1,034,415

		10,468,879
Sweden — 1.0%
Alfa Laval AB	7,012	173,467
Assa Abloy AB, Class B	22,018	461,429
Atlas Copco AB, A Shares	14,611	571,383
Atlas Copco AB, B Shares	9,915	351,422
Autoliv, Inc.	1,968	263,810
Boliden AB	6,430	222,797
Electrolux AB, Class B	5,198	136,794
Essity AB, Class B	12,498	317,014
Getinge AB, Class B	4,582	42,691
Hennes & Mauritz AB, Class B	20,592	353,861
Hexagon AB, Class B	5,588	322,645
Husqvarna AB, Class B	11,175	107,480
ICA Gruppen AB	1,953	60,641
Industrivarden AB, Class C	3,045	64,111
Investor AB, Class B	9,762	424,979
Kinnevik AB, Class B	5,755	207,395
L E Lundbergforetagen AB, B Shares	1,167	78,988
Lundin Petroleum AB(c)	3,292	90,750
Millicom International Cellular SA	1,285	85,117
Nordea Bank AB	67,991	691,513

9

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Sandvik AB	25,591	$436,337
Securitas AB, Class B	6,002	96,982
Skandinaviska Enskilda Banken AB, Class A	34,012	319,306
Skanska AB, Class B	7,774	151,403
SKF AB, Class B	7,876	159,448
Svenska Handelsbanken AB, Class A	33,130	369,474
Swedbank AB, Class A	19,295	419,150
Swedish Match AB	4,275	191,777
Tele2 AB, Class B	7,257	94,065
Telefonaktiebolaget LM Ericsson, Class B	68,052	518,792
Telia Co. AB	57,495	283,089
Volvo AB, Class B	33,051	560,094

		8,628,204
Switzerland — 3.0%
ABB Ltd., Registered Shares	39,849	929,102
Adecco SA, Registered Shares	3,717	246,159
Baloise Holding AG, Registered Shares	1,503	238,233
Barry Callebaut AG, Registered Shares	41	73,606
Chocoladefabriken Lindt & Spruengli AG	27	173,557
Chocoladefabriken Lindt & Spruengli AG, Registered Shares(c)	2	151,694
Cie Financiere Richemont SA, Registered Shares	11,660	1,108,384
Clariant AG, Registered Shares(c)	4,845	111,848
Coca-Cola HBC AG(c)	4,279	143,350
Credit Suisse Group AG, Registered Shares(c)	54,077	912,075
Dufry AG, Registered Shares(c)	728	102,967
EMS-Chemie Holding AG, Registered Shares	147	90,793
Geberit AG, Registered Shares	784	334,558
Givaudan SA, Registered Shares	200	445,210
Glencore PLC(c)	267,521	1,288,647
Julius Baer Group Ltd.(c)	4,939	293,121
Kuehne + Nagel International AG, Registered Shares	1,066	165,972
LafargeHolcim Ltd., Registered Shares(c)	10,161	564,459
Lonza Group AG, Registered Shares(c)	1,604	391,908
Nestle SA, Registered Shares	68,260	5,288,107
Novartis AG, Registered Shares	48,787	3,755,345
Pargesa Holding SA, Bearer Shares	713	66,730
Partners Group Holding AG	387	282,266
Roche Holding AG	15,410	3,423,907
Schindler Holding AG, Participation Certificates	901	186,044
Schindler Holding AG, Registered Shares	380	76,038
SGS SA, Registered Shares	128	310,867
Sika AG, Bearer Shares	47	341,043

Security	Shares	Value
Switzerland (continued)
Sonova Holding AG, Registered Shares	1,170	$192,809
STMicroelectronics NV	13,727	299,733
Straumann Holding AG, Registered Shares	219	148,663
Swatch Group AG, Bearer Shares	693	332,763
Swatch Group AG, Registered Shares	1,000	89,104
Swiss Life Holding AG, Registered Shares(c)	754	263,763
Swiss Prime Site AG, Registered Shares(c)	1,545	144,757
Swiss Re AG	7,092	675,649
Swisscom AG, Registered Shares	561	269,074
TE Connectivity Ltd.	7,848	720,054
UBS Group AG, Registered Shares(c)	80,128	1,344,940
Vifor Pharma AG	968	152,761
Zurich Insurance Group AG	3,252	1,038,804

		27,168,864
United Arab Emirates — 0.0%
Mediclinic International PLC	5,249	48,300

United Kingdom — 5.9%
3i Group PLC	20,756	267,922
Admiral Group PLC	5,026	137,543
Anglo American PLC	29,801	701,195
Antofagasta PLC	7,667	102,438
Aptiv PLC	5,843	494,201
Ashtead Group PLC	10,364	287,837
Associated British Foods PLC	7,700	286,216
AstraZeneca PLC	27,554	1,928,843
Auto Trader Group PLC(d)	17,858	86,774
Aviva PLC	88,440	642,576
Babcock International Group PLC	7,298	73,664
BAE Systems PLC	68,389	573,798
Barclays PLC	377,429	1,076,088
Barratt Developments PLC	24,266	186,073
Berkeley Group Holdings PLC	3,134	175,454
BP PLC	433,940	3,223,288
British American Tobacco PLC	49,989	2,741,771
British Land Co. PLC	20,194	186,490
BT Group PLC	181,556	623,162
Bunzl PLC	6,901	200,105
Burberry Group PLC	8,558	214,915
Capita PLC	12,604	33,238
Carnival PLC	4,044	262,841
Centrica PLC	117,682	249,176
Cobham PLC(c)	61,164	96,601
Coca-Cola European Partners PLC	4,912	192,550
Compass Group PLC	33,885	726,927
ConvaTec Group PLC(d)	32,259	96,035
Croda International PLC	2,848	174,219
Diageo PLC	54,725	1,952,295
Direct Line Insurance Group PLC	31,743	163,105

10

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
easyJet PLC	3,211	$69,998
Experian PLC	19,864	455,127
Ferguson PLC	5,405	413,737
Fiat Chrysler Automobiles NV(c)	23,632	525,074
G4S PLC	37,325	132,605
GlaxoSmithKline PLC	108,339	2,172,972
Hammerson PLC	14,979	112,918
Hargreaves Lansdown PLC	6,593	161,638
HSBC Holdings PLC	438,549	4,366,184
IHS Markit Ltd.(c)	9,077	445,953
IMI PLC	4,912	73,621
Imperial Brands PLC	21,152	756,810
InterContinental Hotels Group PLC	4,109	259,242
International Consolidated Airlines Group SA	14,232	122,812
Intertek Group PLC	3,749	252,095
Investec PLC	16,987	134,380
ITV PLC	87,795	182,646
J. Sainsbury PLC	41,382	175,591
John Wood Group PLC	13,299	103,665
Johnson Matthey PLC	4,360	197,047
Kingfisher PLC	46,448	193,708
Land Securities Group PLC	16,290	221,140
Legal & General Group PLC	131,156	485,767
Liberty Global PLC, Class A(c)	4,143	124,870
Liberty Global PLC, Class C(c)	12,012	349,549
Lloyds Banking Group PLC	1,578,819	1,400,328
London Stock Exchange Group PLC	7,638	451,313
Marks & Spencer Group PLC	39,096	154,587
Meggitt PLC	16,302	105,610
Melrose Industries PLC	106,222	333,075
Merlin Entertainments PLC(d)	12,115	61,286
Micro Focus International PLC	9,879	170,345
Mondi PLC	8,690	241,904
National Grid PLC	73,547	850,934
Next PLC	2,856	206,307
Old Mutual PLC	113,044	389,444
Pearson PLC	19,485	223,388
Pentair PLC	3,546	238,575
Persimmon PLC	6,708	250,580
Prudential PLC	56,957	1,464,594
Randgold Resources Ltd.	2,165	175,546
Reckitt Benckiser Group PLC	14,840	1,164,168
RELX NV	20,491	435,989
RELX PLC	23,653	505,535
Rio Tinto PLC	26,157	1,425,711
Rolls-Royce Holdings PLC(c)	2,508,192	405,731
Royal Bank of Scotland Group PLC(c)	73,812	273,340
Royal Mail PLC	16,099	128,389
RSA Insurance Group PLC	22,288	201,104
Sage Group PLC	20,868	181,503
Schroders PLC	2,256	102,063
Segro PLC	19,205	170,420
Sensata Technologies Holding PLC(c)	3,919	198,772

Security	Shares	Value
United Kingdom (continued)
Severn Trent PLC	5,492	$146,240
Shire PLC	19,711	1,049,608
Sky PLC	23,497	445,821
Smith & Nephew PLC	19,470	372,871
Smiths Group PLC	9,179	201,123
SSE PLC	22,013	417,776
St. James’s Place PLC	11,022	171,693
Standard Chartered PLC	71,357	749,536
Standard Life Aberdeen PLC	60,334	301,832
Taylor Wimpey PLC	74,376	195,872
TechnipFMC PLC	9,774	322,151
Tesco PLC	216,322	700,653
Travis Perkins PLC	6,947	120,973
Unilever PLC	26,759	1,500,967
United Utilities Group PLC	13,172	134,320
Vodafone Group PLC	582,763	1,700,625
Weir Group PLC	4,239	124,041
Whitbread PLC	5,076	298,657
Willis Towers Watson PLC	2,718	403,650
WM Morrison Supermarkets PLC	42,340	141,211
WPP PLC	29,010	497,815

		52,554,465
United States — 57.4%
3M Co.	13,084	2,543,399
Abbott Laboratories	37,792	2,196,849
AbbVie, Inc.	35,031	3,382,243
Accenture PLC, Class A	13,582	2,053,598
Activision Blizzard, Inc.	15,953	1,058,482
Acuity Brands, Inc.	1,101	131,867
Adobe Systems, Inc.(c)	10,784	2,389,734
Advance Auto Parts, Inc.	1,688	193,192
Advanced Micro Devices, Inc.(c)	18,285	198,941
AES Corp.	16,235	198,716
Aetna, Inc.	7,159	1,281,819
Affiliated Managers Group, Inc.	1,283	211,515
Aflac, Inc.	18,121	825,774
AGCO Corp.	1,150	72,082
Agilent Technologies, Inc.	6,939	456,170
AGNC Investment Corp.	8,813	166,742
Air Products & Chemicals, Inc.	4,843	785,970
Akamai Technologies, Inc.(c)	3,936	282,014
Albemarle Corp.	2,220	215,251
Alexandria Real Estate Equities, Inc.	2,176	271,064
Alexion Pharmaceuticals, Inc.(c)	4,709	553,920
Align Technology, Inc.(c)	1,643	410,504
Alkermes PLC(c)	3,440	152,289
Alleghany Corp.	220	126,427
Allergan PLC	7,381	1,134,091
Alliance Data Systems Corp.	992	201,426
Alliant Energy Corp.	5,269	226,304
Allstate Corp.	7,860	768,865
Ally Financial, Inc.	8,906	232,447
Alnylam Pharmaceuticals, Inc.(c)	1,845	174,408

11

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Alphabet, Inc., Class A(c)	6,542	$6,663,550
Alphabet, Inc., Class C(c)	6,899	7,018,560
Altria Group, Inc.	42,119	2,363,297
Amazon.com, Inc.(c)	8,984	14,070,112
AMERCO	134	45,228
Ameren Corp.	5,253	307,931
American Airlines Group, Inc.	3,037	130,378
American Electric Power Co., Inc.	10,889	762,012
American Express Co.	16,378	1,617,327
American Financial Group, Inc.	1,737	196,663
American International Group, Inc.	20,082	1,124,592
American Tower Corp.	9,491	1,294,193
American Water Works Co., Inc.	3,789	328,052
Ameriprise Financial, Inc.	3,275	459,188
AmerisourceBergen Corp.	3,672	332,610
AMETEK, Inc.	5,114	356,957
Amgen, Inc.	14,856	2,592,075
Amphenol Corp., Class A	6,725	562,950
Anadarko Petroleum Corp.	12,308	828,575
Analog Devices, Inc.	8,326	727,276
Andeavor	3,218	445,114
Annaly Capital Management, Inc.	23,443	243,104
ANSYS, Inc.(c)	1,786	288,725
Antero Resources Corp.(c)	3,996	75,924
Anthem, Inc.	5,631	1,328,860
AO Smith Corp.	3,389	207,915
Aon PLC	5,334	759,935
Apache Corp.	8,611	352,620
Apple, Inc.	112,612	18,610,259
Applied Materials, Inc.	23,641	1,174,248
Aramark	5,416	202,504
Arch Capital Group Ltd.(c)	3,124	250,326
Archer-Daniels-Midland Co.	12,665	574,738
Arconic, Inc.	9,606	171,083
Arista Networks, Inc.(c)	1,059	280,158
Arrow Electronics, Inc.(c)	1,911	142,828
Arthur J Gallagher & Co.	4,241	296,828
Assurant, Inc.	1,389	128,927
AT&T, Inc.	134,648	4,402,990
Athene Holding Ltd., Class A(c)	3,280	160,720
Atmos Energy Corp.	2,186	189,942
Autodesk, Inc.(c)	4,261	536,460
Automatic Data Processing, Inc.	9,855	1,163,678
AutoNation, Inc.(c)	1,141	52,703
AutoZone, Inc.(c)	594	370,965
AvalonBay Communities, Inc.	3,061	498,943
Avery Dennison Corp.	2,026	212,345
Avnet, Inc.	2,130	83,560
Axalta Coating Systems Ltd.(c)	5,280	163,152
Axis Capital Holdings Ltd.	2,126	124,796
Baker Hughes a GE Co.	8,846	319,429
Ball Corp.	6,886	276,060
Bank of America Corp.	217,339	6,502,783

Security	Shares	Value
United States (continued)
Bank of New York Mellon Corp.	22,865	$1,246,371
Baxter International, Inc.	10,529	731,765
BB&T Corp.	17,255	911,064
Becton Dickinson & Co.	5,795	1,343,687
Berkshire Hathaway, Inc., Class B(c)	27,856	5,396,543
Best Buy Co., Inc.	6,120	468,364
Biogen, Inc.(c)	4,551	1,245,154
BioMarin Pharmaceutical, Inc.(c)	3,782	315,835
BlackRock, Inc.(g)	2,559	1,334,518
Boeing Co.	12,410	4,139,480
Booking Holdings, Inc.(c)	1,071	2,332,638
BorgWarner, Inc.	4,730	231,486
Boston Properties, Inc.	3,410	414,008
Boston Scientific Corp.(c)	29,473	846,465
Brighthouse Financial, Inc.(c)	1,625	82,518
Bristol-Myers Squibb Co.	35,933	1,873,187
Brixmor Property Group, Inc.	6,933	103,232
Broadcom Inc.	8,887	2,038,856
Broadridge Financial Solutions, Inc.	2,712	290,754
Brown-Forman Corp., Class B	5,588	313,152
Bunge Ltd.	3,217	232,364
C.H. Robinson Worldwide, Inc.	3,016	277,562
CA, Inc.	7,080	246,384
Cabot Oil & Gas Corp.	10,137	242,376
Cadence Design Systems, Inc.(c)	6,668	267,120
Camden Property Trust	2,117	180,792
Campbell Soup Co.	3,490	142,322
Capital One Financial Corp.	10,558	956,766
Cardinal Health, Inc.	7,176	460,484
CarMax, Inc.(c)	3,728	233,000
Carnival Corp.	7,418	467,779
Caterpillar, Inc.	12,962	1,871,194
Cboe Global Markets, Inc.	2,118	226,160
CBRE Group, Inc., Class A(c)	6,372	288,715
CBS Corp., Class B	7,218	355,126
CDK Global, Inc.	2,861	186,652
CDW Corp.	3,541	252,438
Celanese Corp., Series A	2,776	301,668
Celgene Corp.(c)	17,183	1,496,639
Centene Corp.(c)	3,752	407,392
CenterPoint Energy, Inc.	9,153	231,845
CenturyLink, Inc.	20,676	384,160
Cerner Corp.(c)	6,259	364,587
CF Industries Holdings, Inc.	5,220	202,536
Charles Schwab Corp.	26,419	1,471,010
Charter Communications, Inc., Class A(c)	4,127	1,119,614
Chemours Co.	3,853	186,524
Cheniere Energy, Inc.(c)	4,840	281,494
Chevron Corp.	41,660	5,212,083
Chipotle Mexican Grill, Inc.(c)	610	258,231
Chubb Ltd.	10,146	1,376,508
Church & Dwight Co., Inc.	5,137	237,329

12

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Cigna Corp.	5,515	$947,587
Cimarex Energy Co.	2,133	214,558
Cincinnati Financial Corp.	3,446	242,392
Cintas Corp.	2,005	341,451
Cisco Systems, Inc.	108,430	4,802,365
CIT Group, Inc.	3,131	165,786
Citigroup, Inc.	58,087	3,965,599
Citizens Financial Group, Inc.	10,596	439,628
Citrix Systems, Inc.(c)	3,348	344,543
Clorox Co.	2,698	316,206
CME Group, Inc.	7,549	1,190,326
CMS Energy Corp.	6,242	294,560
Coca-Cola Co.	88,778	3,836,097
Cognex Corp.	3,610	166,963
Cognizant Technology Solutions Corp., Class A	12,853	1,051,632
Colgate-Palmolive Co.	18,276	1,192,143
Colony NorthStar, Inc., Class A	11,850	72,404
Comcast Corp., Class A	102,304	3,211,323
Comerica, Inc.	3,914	370,186
CommScope Holding Co., Inc.(c)	3,676	140,497
Conagra Brands, Inc.	9,426	349,422
Concho Resources, Inc.(c)	3,156	496,155
ConocoPhillips	25,899	1,696,384
Consolidated Edison, Inc.	7,055	565,317
Constellation Brands, Inc., Class A	3,697	861,882
Continental Resources, Inc.(c)	1,982	130,931
Cooper Cos., Inc.	1,106	252,953
Corning, Inc.	18,603	502,653
CoStar Group, Inc.(c)	827	303,228
Costco Wholesale Corp.	9,585	1,889,779
Coty, Inc., Class A	10,918	189,427
Crown Castle International Corp.	8,786	886,244
Crown Holdings, Inc.(c)	3,210	159,986
CSX Corp.	18,685	1,109,702
Cummins, Inc.	3,496	558,871
CVS Health Corp.	22,381	1,562,865
D.R. Horton, Inc.	8,263	364,729
Danaher Corp.	13,678	1,372,177
Darden Restaurants, Inc.	2,736	254,065
DaVita, Inc.(c)	3,067	192,577
Deere & Co.	5,850	791,680
Dell Technologies, Inc., Class V(c)	4,305	308,970
Delta Air Lines, Inc.	4,353	227,314
DENTSPLY SIRONA Inc.	4,600	231,564
Devon Energy Corp.	11,328	411,546
Diamondback Energy, Inc.(c)	1,751	224,916
Digital Realty Trust, Inc.	4,579	483,955
Discover Financial Services	7,657	545,561
Discovery Inc., Class A(b)(c)	2,656	62,814
Discovery Inc., Class C(c)	6,281	139,564
DISH Network Corp., Class A(c)	4,432	148,694
Dollar General Corp.	5,965	575,801
Dollar Tree, Inc.(c)	5,403	518,094

Security	Shares	Value
United States (continued)
Dominion Energy, Inc.	14,385	$957,466
Domino’s Pizza, Inc.	1,077	260,343
Dover Corp.	3,508	325,192
DowDuPont, Inc.	51,324	3,245,730
Dr. Pepper Snapple Group, Inc.	3,867	463,885
DTE Energy Co.	4,075	429,505
Duke Energy Corp.	15,125	1,212,420
Duke Realty Corp.	8,283	224,469
DXC Technology Co.	6,360	655,462
E*Trade Financial Corp.(c)	5,561	337,441
East West Bancorp, Inc.	3,495	232,837
Eastman Chemical Co.	3,157	322,267
Eaton Corp. PLC	9,630	722,539
Eaton Vance Corp.	2,203	119,821
eBay, Inc.(c)	21,970	832,224
Ecolab, Inc.	5,571	806,514
Edison International	7,387	483,996
Edwards Lifesciences Corp.(c)	4,713	600,248
Electronic Arts, Inc.(c)	6,780	799,904
Eli Lilly & Co.	21,608	1,751,761
Emerson Electric Co.	14,018	930,935
Entergy Corp.	3,748	305,799
Envision Healthcare Corp.(c)	3,192	118,647
EOG Resources, Inc.	12,744	1,505,958
EQT Corp.	5,195	260,737
Equifax, Inc.	2,484	278,332
Equinix, Inc.	1,682	707,769
Equity Residential	8,371	516,574
Essex Property Trust, Inc.	1,394	334,128
Estee Lauder Cos., Inc., Class A	4,801	710,980
Everest Re Group Ltd.	942	219,175
Eversource Energy	7,020	422,955
Exelon Corp.	22,106	877,166
Expedia Group, Inc.	2,626	302,358
Expeditors International of Washington, Inc.	4,163	265,849
Express Scripts Holding Co.(c)	12,593	953,290
Extra Space Storage, Inc.	2,799	250,762
Exxon Mobil Corp.	92,934	7,225,618
F5 Networks, Inc.(c)	1,369	223,270
Facebook, Inc., Class A(c)	52,306	8,996,632
Fastenal Co.	6,471	323,485
Federal Realty Investment Trust	1,481	171,574
FedEx Corp.	5,620	1,389,264
Fidelity National Information Services, Inc.	7,489	711,230
Fifth Third Bancorp	14,847	492,475
First Data Corp., Class A(c)	8,943	161,868
First Republic Bank	3,645	338,511
FirstEnergy Corp.	9,668	332,579
Fiserv, Inc.(c)	9,024	639,441
FleetCor Technologies, Inc.(c)	1,901	394,039
Flex Ltd.(c)	11,068	143,884
FLIR Systems, Inc.	3,177	170,128

13

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Flowserve Corp.	3,229	$143,400
Fluor Corp.	3,146	185,457
FMC Corp.	2,919	232,732
FNF Group	5,947	219,028
Ford Motor Co.	80,382	903,494
Fortinet, Inc.(c)	3,409	188,722
Fortive Corp.	6,984	491,045
Fortune Brands Home & Security, Inc.	3,436	187,915
Franklin Resources, Inc.	7,152	240,593
Freeport-McMoRan, Inc.	31,030	471,966
Gap, Inc.	5,421	158,510
Garmin Ltd.	2,754	161,577
Gartner, Inc.(c)	2,159	261,865
General Dynamics Corp.	5,648	1,136,999
General Electric Co.	191,177	2,689,860
General Mills, Inc.	12,739	557,204
General Motors Co.	28,411	1,043,820
Genuine Parts Co.	3,091	272,997
GGP, Inc.	13,459	269,045
Gilead Sciences, Inc.	28,651	2,069,462
Global Payments, Inc.	3,350	378,717
Goldman Sachs Group, Inc.	7,860	1,873,274
Goodyear Tire & Rubber Co.	4,668	117,213
H&R Block, Inc.	4,894	135,319
Halliburton Co.	18,877	1,000,292
Hanesbrands, Inc.	7,027	129,789
Harley-Davidson, Inc.	3,341	137,415
Harris Corp.	2,660	416,077
Hartford Financial Services Group, Inc.	8,122	437,288
Hasbro, Inc.	2,383	209,918
HCA Healthcare, Inc.	6,414	614,076
HCP, Inc.	10,371	242,267
HD Supply Holdings, Inc.(c)	3,727	144,272
Helmerich & Payne, Inc.	2,573	178,952
Henry Schein, Inc.(c)	3,696	280,896
Hershey Co.	3,054	280,785
Hess Corp.	5,936	338,293
Hewlett Packard Enterprise Co.	33,669	574,056
Hilton Worldwide Holdings, Inc.	6,259	493,460
HollyFrontier Corp.	3,511	213,083
Hologic, Inc.(c)	5,822	225,835
Home Depot, Inc.	25,613	4,733,282
Honeywell International, Inc.	15,777	2,282,616
Hormel Foods Corp.	6,494	235,408
Host Hotels & Resorts, Inc.	16,691	326,476
HP, Inc.	36,180	777,508
Humana, Inc.	3,092	909,605
Huntington Bancshares, Inc.	24,383	363,551
Huntington Ingalls Industries, Inc.	969	235,670
IAC/InterActiveCorp(c)	1,542	250,020
IDEX Corp.	1,706	228,024
IDEXX Laboratories, Inc.(c)	1,943	377,894
Illinois Tool Works, Inc.	6,846	972,269

Security	Shares	Value
United States (continued)
Illumina, Inc.(c)	3,239	$780,372
Incyte Corp.(c)	4,563	282,632
Ingersoll-Rand PLC	5,401	453,090
Ingredion, Inc.	1,691	204,763
Intel Corp.	102,648	5,298,690
Intercontinental Exchange, Inc.	12,532	908,069
International Business Machines Corp.	19,295	2,797,003
International Flavors & Fragrances, Inc.	1,875	264,862
International Paper Co.	8,759	451,614
Interpublic Group of Cos., Inc.	8,927	210,588
Intuit, Inc.	5,234	967,191
Intuitive Surgical, Inc.(c)	2,544	1,121,344
Invesco Ltd.	8,882	257,312
Invitation Homes, Inc.	6,443	149,091
IPG Photonics Corp.(c)	786	167,442
IQVIA Holdings, Inc.(c)	2,862	274,065
Iron Mountain, Inc.	5,825	197,701
J.M. Smucker Co.	2,343	267,289
Jack Henry & Associates, Inc.	1,616	193,080
Jacobs Engineering Group, Inc.	2,894	168,112
Jazz Pharmaceuticals PLC(c)	1,232	187,313
JB Hunt Transport Services, Inc.	2,064	242,376
Johnson & Johnson	58,924	7,453,297
Johnson Controls International PLC	20,184	683,632
Jones Lang LaSalle, Inc.	1,082	183,410
JPMorgan Chase & Co.	76,102	8,278,376
Juniper Networks, Inc.	8,431	207,318
Kansas City Southern	2,065	220,191
Kellogg Co.	5,488	323,243
KeyCorp	23,121	460,570
Kimberly-Clark Corp.	7,753	802,746
Kimco Realty Corp.	8,019	116,356
Kinder Morgan, Inc.	43,411	686,762
KLA-Tencor Corp.	3,623	368,604
Knight-Swift Transportation Holdings, Inc.	2,575	100,451
Kohl’s Corp.	3,461	214,997
Kraft Heinz Co.	13,060	736,323
Kroger Co.	18,624	469,139
L Brands, Inc.	4,918	171,687
L3 Technologies, Inc.	1,766	345,924
Laboratory Corp. of America Holdings(c)	2,164	369,503
Lam Research Corp.	3,458	639,937
Las Vegas Sands Corp.	8,595	630,271
Lear Corp.	1,475	275,781
Leggett & Platt, Inc.	2,985	121,042
Leidos Holdings, Inc.	2,897	186,074
Lennar Corp., Class A	6,431	340,136
Lennox International, Inc.	879	169,972
Leucadia National Corp.	6,706	161,212
Liberty Broadband Corp., Class C(c)	2,444	173,255

14

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Liberty Media Corp-Liberty Formula One, Class C(c)	4,201	$124,014
Liberty Media Corp. — Liberty SiriusXM, Class A(c)	2,239	93,523
Liberty Media Corp. — Liberty SiriusXM, Class C(c)	4,354	181,388
Liberty Property Trust	3,738	156,323
Lincoln National Corp.	4,523	319,505
Live Nation Entertainment, Inc.(c)	3,009	118,765
LKQ Corp.(c)	7,075	219,467
Lockheed Martin Corp.	5,596	1,795,421
Loews Corp.	6,359	333,593
Lowe’s Cos., Inc.	18,348	1,512,426
lululemon athletica, Inc.(c)	2,276	227,145
LyondellBasell Industries NV, Class A	7,286	770,349
M&T Bank Corp.	2,914	531,135
Macerich Co.	2,853	164,390
Macquarie Infrastructure Corp.	1,809	68,561
Macy’s, Inc.	6,725	208,946
ManpowerGroup, Inc.	1,284	122,904
Marathon Oil Corp.	19,497	355,820
Marathon Petroleum Corp.	10,988	823,111
Markel Corp.(c)	285	322,061
Marriott International, Inc., Class A	6,822	932,431
Marsh & McLennan Cos., Inc.	11,412	930,078
Martin Marietta Materials, Inc.	1,354	263,719
Masco Corp.	6,614	250,472
Mastercard, Inc., Class A	20,601	3,672,540
Mattel, Inc.	9,090	134,532
Maxim Integrated Products, Inc.	6,147	335,011
McCormick & Co., Inc.	2,808	295,991
McDonald’s Corp.	17,508	2,931,540
McKesson Corp.	4,425	691,229
Merck & Co., Inc.	59,806	3,520,779
MetLife, Inc.	19,249	917,600
Mettler-Toledo International, Inc.(c)	588	329,239
MGM Resorts International	9,761	306,691
Michael Kors Holdings Ltd.(c)	3,509	240,086
Microchip Technology, Inc.	4,989	417,380
Micron Technology, Inc.(c)	25,495	1,172,260
Microsoft Corp.	160,746	15,032,966
Mid-America Apartment Communities, Inc.	2,537	232,034
Middleby Corp.(c)	1,302	163,844
Mohawk Industries, Inc.(c)	1,414	296,770
Molson Coors Brewing Co., Class B	4,021	286,456
Mondelez International, Inc., Class A	33,124	1,308,398
Monsanto Co.	9,696	1,215,588
Monster Beverage Corp.(c)	8,784	483,120
Moody’s Corp.	3,764	610,521
Morgan Stanley	30,010	1,549,116
Mosaic Co.	7,589	204,524
Motorola Solutions, Inc.	3,526	387,261
MSCI, Inc.	1,860	278,684

Security	Shares	Value
United States (continued)
Mylan NV(c)	10,041	$389,189
Nasdaq, Inc.	2,294	202,606
National Oilwell Varco, Inc.	8,768	339,059
National Retail Properties, Inc.	2,754	104,762
NetApp, Inc.	5,810	386,830
Netflix, Inc.(c)	9,503	2,969,307
New York Community Bancorp, Inc.	11,828	140,517
Newell Brands, Inc.	9,877	272,902
Newfield Exploration Co.(c)	3,558	106,028
Newmont Mining Corp.	12,067	474,112
News Corp., Class A	9,018	144,108
NextEra Energy, Inc.	10,236	1,677,783
Nielsen Holdings PLC	8,378	263,488
NIKE, Inc., Class B	28,866	1,974,146
NiSource, Inc.	6,822	166,389
Noble Energy, Inc.	9,497	321,284
Nordstrom, Inc.	2,914	147,332
Norfolk Southern Corp.	6,333	908,596
Northern Trust Corp.	4,720	503,860
Northrop Grumman Corp.	3,678	1,184,463
Norwegian Cruise Line Holdings Ltd.(c)	4,573	244,518
Nucor Corp.	7,180	442,432
NVIDIA Corp.	13,301	2,991,395
NVR, Inc.(c)	83	257,300
O’Reilly Automotive, Inc.(c)	1,797	460,158
Occidental Petroleum Corp.	16,489	1,273,940
OGE Energy Corp.	4,935	162,213
Old Dominion Freight Line, Inc.	1,288	172,412
Omnicom Group, Inc.	4,906	361,376
ONEOK, Inc.	8,318	500,910
Oracle Corp.	68,654	3,135,428
Owens Corning	2,318	151,806
PACCAR, Inc.	7,414	472,049
Packaging Corp. of America	2,216	256,369
Palo Alto Networks, Inc.(c)	2,010	386,945
Parker-Hannifin Corp.	2,970	488,921
Parsley Energy, Inc., Class A(c)	5,501	165,195
Paychex, Inc.	7,124	431,501
PayPal Holdings, Inc.(c)	25,268	1,885,245
People’s United Financial, Inc.	8,000	146,320
PepsiCo, Inc.	31,192	3,148,520
Perrigo Co. PLC	3,057	238,874
Pfizer, Inc.	130,738	4,786,318
PG&E Corp.	11,163	514,614
Philip Morris International, Inc.	34,067	2,793,494
Phillips 66	9,718	1,081,711
Pinnacle West Capital Corp.	2,444	196,742
Pioneer Natural Resources Co.	3,715	748,758
Plains GP Holdings LP, Class A(c)	2,501	60,574
PNC Financial Services Group, Inc.(g)	10,280	1,496,871
Polaris Industries, Inc.	1,159	121,486
PPG Industries, Inc.	5,527	585,199
PPL Corp.	14,571	424,016
Praxair, Inc.	6,174	941,658

15

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Principal Financial Group, Inc.	6,114	$362,071
Procter & Gamble Co.	55,652	4,025,866
Progressive Corp.	12,511	754,288
Prologis, Inc.	11,436	742,311
Prudential Financial, Inc.	9,336	992,604
Public Service Enterprise Group, Inc.	11,496	599,516
Public Storage	3,499	706,028
PulteGroup, Inc.	5,290	160,604
PVH Corp.	1,655	264,254
Qorvo, Inc.(c)	2,653	178,812
QUALCOMM, Inc.	32,343	1,649,816
Quest Diagnostics, Inc.	2,790	282,348
Qurate Retail Group, Inc. QVC Group, Class A(c)	9,876	231,197
Ralph Lauren Corp.	1,372	150,714
Range Resources Corp.	3,981	55,137
Raymond James Financial, Inc.	2,818	252,915
Raytheon Co.	6,343	1,299,934
Realty Income Corp.	6,282	317,304
Red Hat, Inc.(c)	3,749	611,312
Regency Centers Corp.	3,399	200,031
Regeneron Pharmaceuticals, Inc.(c)	1,724	523,544
Regions Financial Corp.	25,303	473,166
Reinsurance Group of America, Inc.	1,298	193,921
RenaissanceRe Holdings Ltd.	804	109,376
Republic Services, Inc.	5,027	325,146
ResMed, Inc.	3,269	309,378
Robert Half International, Inc.	2,401	145,861
Rockwell Automation, Inc.	2,715	446,699
Rockwell Collins, Inc.	3,696	489,868
Rollins, Inc.	2,425	117,661
Roper Technologies, Inc.	2,210	583,860
Ross Stores, Inc.	8,179	661,272
Royal Caribbean Cruises Ltd.	3,782	409,175
S&P Global, Inc.	5,484	1,034,282
Sabre Corp.	4,969	102,560
salesforce.com, Inc.(c)	15,206	1,839,774
SBA Communications Corp.(c)	2,471	395,928
SCANA Corp.	3,266	120,091
Schlumberger Ltd.	30,461	2,088,406
Sealed Air Corp.	3,522	154,440
Seattle Genetics, Inc.(c)	2,808	143,742
SEI Investments Co.	3,129	197,847
Sempra Energy	5,369	600,254
ServiceNow, Inc.(c)	3,842	638,310
Sherwin-Williams Co.	1,887	693,774
Signature Bank(c)	1,350	171,653
Simon Property Group, Inc.	6,758	1,056,546
Sirius XM Holdings, Inc.(b)	36,630	231,868
Skyworks Solutions, Inc.	3,812	330,729
SL Green Realty Corp.	2,297	224,509
Snap-on, Inc.	1,117	162,244
Southern Co.	22,499	1,037,654

Security	Shares	Value
United States (continued)
Southwest Airlines Co.	3,560	$188,075
Spectrum Brands Holdings, Inc.	483	34,824
Spirit Aerosystems Holdings, Inc., Class A	2,467	198,273
Splunk, Inc.(c)	2,859	293,476
Sprint Corp.(c)	14,643	82,147
Square, Inc., Class A(c)	6,047	286,265
SS&C Technologies Holdings, Inc.	4,897	243,136
Stanley Black & Decker, Inc.	3,245	459,460
Starbucks Corp.	31,355	1,805,107
State Street Corp.	7,984	796,644
Steel Dynamics, Inc.	4,920	220,465
Stericycle, Inc.(c)	2,011	118,066
Stryker Corp.	7,436	1,259,807
SunTrust Banks, Inc.	10,272	686,170
SVB Financial Group(c)	1,150	344,551
Symantec Corp.	14,323	398,036
Synchrony Financial	17,592	583,527
Synopsys, Inc.(c)	3,108	265,765
Sysco Corp.	11,132	696,195
T-Mobile U.S., Inc.(c)	6,403	387,446
T. Rowe Price Group, Inc.	5,243	596,758
Take-Two Interactive Software, Inc.(c)	2,608	260,044
Tapestry, Inc.	6,243	335,686
Targa Resources Corp.	4,514	212,023
Target Corp.	11,508	835,481
TD Ameritrade Holding Corp.	5,874	341,221
Teleflex, Inc.	975	261,183
TESARO, Inc.(b)(c)	606	30,851
Tesla, Inc.(b)(c)	2,999	881,406
Texas Instruments, Inc.	21,617	2,192,612
Textron, Inc.	5,484	340,776
Thermo Fisher Scientific, Inc.	8,879	1,867,698
Tiffany & Co.	2,931	301,395
Time Warner, Inc.	17,077	1,618,900
TJX Cos., Inc.	14,041	1,191,379
Toll Brothers, Inc.	3,227	136,050
Torchmark Corp.	2,213	191,956
Total System Services, Inc.	3,585	301,355
Tractor Supply Co.	2,462	167,416
TransDigm Group, Inc.	1,314	421,229
TransUnion(c)	3,971	257,758
Travelers Cos., Inc.	5,914	778,282
Trimble, Inc.(c)	5,192	179,643
TripAdvisor, Inc.(c)	2,387	89,322
Twenty-First Century Fox, Inc., Class A	23,386	854,992
Twenty-First Century Fox, Inc., Class B	11,134	401,603
Twitter, Inc.(c)	13,908	421,551
Tyson Foods, Inc., Class A	6,378	447,098
U.S. Bancorp	36,646	1,848,791
UDR, Inc.	5,474	197,885
UGI Corp.	4,172	201,883

16

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Ulta Salon Cosmetics & Fragrance, Inc.(c)	1,356	$340,234
Under Armour, Inc., Class A(c)	2,997	53,227
Under Armour, Inc., Class C(c)	2,939	45,114
Union Pacific Corp.	17,122	2,288,013
United Continental Holdings, Inc.(c)	1,394	94,151
United Parcel Service, Inc., Class B	15,092	1,712,942
United Rentals, Inc.(c)	1,848	277,200
United Technologies Corp.	16,650	2,000,497
United Therapeutics Corp.(c)	873	96,126
UnitedHealth Group, Inc.	21,255	5,024,682
Universal Health Services, Inc., Class B	1,985	226,687
Unum Group	4,980	240,932
Vail Resorts, Inc.	902	206,838
Valero Energy Corp.	9,522	1,056,275
Varian Medical Systems, Inc.(c)	2,104	243,201
Veeva Systems, Inc., Class A(c)	2,477	173,712
Ventas, Inc.	7,606	391,101
VEREIT, Inc.	18,591	126,419
VeriSign, Inc.(c)	2,041	239,654
Verisk Analytics, Inc.(c)	3,377	359,482
Verizon Communications, Inc.	90,473	4,464,843
Vertex Pharmaceuticals, Inc.(c)	5,459	836,100
VF Corp.	7,479	604,827
Viacom, Inc., Class B	7,971	240,405
Visa, Inc., Class A	39,775	5,046,652
Vistra Energy Corp.(c)	7,512	171,649
VMware, Inc., Class A(c)	1,465	195,226
Vornado Realty Trust	3,806	258,922
Voya Financial, Inc.	3,587	187,779
Vulcan Materials Co.	2,803	313,067
W.R. Berkley Corp.	2,018	150,462
W.W. Grainger, Inc.	1,265	355,908
WABCO Holdings, Inc.(c)	1,222	157,626
Wabtec Corp.	1,988	176,554
Walgreens Boots Alliance, Inc.	18,647	1,239,093
Walmart Inc.	32,549	2,879,285
Walt Disney Co.	33,126	3,323,532
Waste Management, Inc.	10,005	813,306
Waters Corp.(c)	1,713	322,746
WEC Energy Group, Inc.	6,779	435,754
Wells Fargo & Co.	102,605	5,331,356
Welltower, Inc.	7,772	415,336
Westar Energy, Inc.	3,265	176,898
Western Digital Corp.	6,286	495,274
Western Union Co.	11,141	220,035
WestRock Co.	5,890	348,452
Weyerhaeuser Co.	16,860	620,111
Whirlpool Corp.	1,599	247,765
Williams Cos., Inc.	18,829	484,470
Workday, Inc., Class A(c)	2,877	359,165
Worldpay, Inc., Class A(c)	6,368	517,295
WR Grace & Co.	1,760	120,454

Security	Shares	Value
United States (continued)
Wyndham Worldwide Corp.	2,015	$230,133
Wynn Resorts Ltd.	2,251	419,114
Xcel Energy, Inc.	11,404	534,163
Xerox Corp.	5,289	166,339
Xilinx, Inc.	5,432	348,952
Xylem, Inc.	4,065	296,338
Yum! Brands, Inc.	6,968	606,913
Zayo Group Holdings, Inc.(c)	3,461	125,634
Zillow Group, Inc., Class C(b)(c)	2,633	127,674
Zimmer Biomet Holdings, Inc.	4,468	514,580
Zions Bancorporation	4,692	256,887
Zoetis, Inc.	10,698	893,069

		511,847,811

Total Common Stocks — 98.2% (Cost — $738,409,383)		875,509,065

Preferred Stocks — 0.2%

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, 0.00%	1,392	134,395
Fuchs Petrolub SE, Preference Shares, 0.00%	1,478	79,361
Henkel AG & Co. KGaA, Preference Shares, 0.00%	4,105	521,683
Porsche Automobil Holding SE, Preference Shares, 0.00%	3,057	259,750
Schaeffler AG, Preference Shares, 0.00%	4,500	69,645
Volkswagen AG, Preference Shares, 0.00%	4,112	848,038

Total Preferred Stocks — 0.2% (Cost — $1,512,763)		1,912,872

Total Long-Term Investments — 98.4% (Cost — $739,922,146)		877,421,937

Short-Term Securities — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(e)(f)(g)	5,881,218	5,881,807
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(f)(g)	7,580,246	7,580,246

Total Short-Term Securities — 1.5% (Cost — $13,461,746)		13,462,053

Total Investments — 99.9% (Cost — $753,383,892)		890,883,990
Other Assets Less Liabilities — 0.1%		612,939

Net Assets — 100.0%		$891,496,929

17

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or a portion of the security, is on loan.
(c)	Non-income producing security.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,064,621	4,816,597	(b)	—	5,881,218	$5,881,807	$37,574	(c)	$(1,358)	$21
BlackRock Cash Funds: Treasury, SL Agency Shares	6,164,430	1,415,816	(b)	—	7,580,246	7,580,246	63,615		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—	—	—	39		—	—
BlackRock, Inc.	2,109	547		(97)	2,559	1,334,518	18,940		2,410	(102,395)
PNC Financial Services Group, Inc.	8,453	2,455		(628)	10,280	1,496,871	22,311		6,838	(125,230)

						$16,293,442	$142,479		$7,890	$(227,604)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

CVA — Certificaten Van Aandelen (Dutch Certificate)

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

18

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Nikkei 225 Index	14	06/07/18	$1,442	$37,412
Euro Stoxx 50 Index	51	06/15/18	2,140	36,486
FTSE 100 Index	18	06/15/18	1,849	50,189
S&P 500 E-Mini Index	61	06/15/18	8,073	(131,050)

				$(6,963)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

19

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares MSCI Developed World Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$312,441	$—	$—	$312,441
Australia	—	22,453,031	—	22,453,031
Austria	—	872,970	—	872,970
Belgium	—	3,494,713	—	3,494,713
Bermuda	190,490	—	—	190,490
Canada	30,141,664	—	—	30,141,664
China	—	75,970	—	75,970
Denmark	—	5,580,439	—	5,580,439
Finland	—	3,349,293	—	3,349,293
France	208,934	35,602,099	—	35,811,033
Germany	124,409	29,670,086	—	29,794,495
Hong Kong	439,797	11,353,779	—	11,793,576
Ireland	3,871,140	1,228,855	—	5,099,995
Isle of Man	—	142,358	—	142,358
Israel	662,275	783,302	—	1,445,577
Italy	—	7,515,798	—	7,515,798
Japan	—	79,777,147	—	79,777,147
Luxembourg	—	718,832	—	718,832
Mexico	—	90,691	—	90,691
Netherlands	939,819	17,357,094	—	18,296,913
New Zealand	—	498,335	—	498,335
Norway	—	2,275,544	—	2,275,544
Portugal	—	509,797	—	509,797
Singapore	—	4,551,440	—	4,551,440
Spain	—	10,468,879	—	10,468,879
Sweden	263,810	8,364,394	—	8,628,204
Switzerland	720,054	26,448,810	—	27,168,864
United Arab Emirates	—	48,300	—	48,300
United Kingdom	3,228,276	49,326,189	—	52,554,465
United States	511,847,811	—	—	511,847,811
Preferred Stocks	—	1,912,872	—	1,912,872
Short-Term Investment Fund	13,462,053	—	—	13,462,053

	$566,412,973	$324,471,017	$—	$890,883,990

Derivative Financial Instruments (a)
Assets:
Equity contracts	$124,087	$—	$—	$124,087
Liabilities:
Equity contracts	(131,050)	—	—	(131,050)

	$(6,963)	$—	$—	$(6,963)

(a)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2018, there were no transfers between levels.

20

Schedule of Investments (unaudited) April 30, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.6%

Aerospace & Defense — 1.7%
Arconic, Inc.	41,152	$732,917
HEICO Corp.(a)	3,070	269,700
HEICO Corp., Class A	5,756	415,295
Hexcel Corp.	8,669	576,229
Huntington Ingalls Industries, Inc.	4,319	1,050,424
L3 Technologies, Inc.	7,522	1,473,409
Orbital ATK, Inc.	5,476	724,913
Rockwell Collins, Inc.	15,715	2,082,866
Spirit Aerosystems Holdings, Inc., Class A	11,163	897,170
Teledyne Technologies, Inc.(b)	3,388	633,861
Textron, Inc.	25,678	1,595,631
TransDigm Group, Inc.	4,679	1,499,947

		11,952,362
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	13,464	1,239,092
Expeditors International of Washington, Inc.	17,161	1,095,901
XPO Logistics, Inc.(a)(b)	11,466	1,114,037

		3,449,030
Airlines — 0.8%
Alaska Air Group, Inc.	11,797	765,979
American Airlines Group, Inc.	41,681	1,789,365
Copa Holdings SA, Class A	3,089	361,938
JetBlue Airways Corp.(b)	31,386	602,298
Spirit Airlines, Inc.(b)	6,503	232,287
United Continental Holdings, Inc.(b)	25,949	1,752,596

		5,504,463
Auto Components — 1.1%
Adient PLC	9,211	564,542
Allison Transmission Holdings, Inc.	12,037	469,323
Aptiv PLC	25,938	2,193,836
BorgWarner, Inc.	20,313	994,118
Delphi Technologies PLC	8,597	416,181
Gentex Corp.	26,616	605,248
Goodyear Tire & Rubber Co.	23,430	588,327
Lear Corp.	6,462	1,208,200
Visteon Corp.(b)	2,961	368,467

		7,408,242
Automobiles — 0.2%
Harley-Davidson, Inc.	16,444	676,342
Thor Industries, Inc.	4,847	514,460

		1,190,802
Banks — 4.6%
Associated Banc-Corp	16,027	423,914
Bank of Hawaii Corp.	3,904	328,756
Bank of the Ozarks, Inc.	11,676	546,437
BankUnited, Inc.	10,008	396,417
BOK Financial Corp.	2,456	247,270

Security	Shares	Value
Banks (continued)
CIT Group, Inc.	12,844	$680,090
Citizens Financial Group, Inc.	47,607	1,975,214
Comerica, Inc.	16,769	1,586,012
Commerce Bancshares, Inc.	9,062	575,618
Cullen/Frost Bankers, Inc.	5,383	616,084
East West Bancorp, Inc.	13,787	918,490
Fifth Third Bancorp	67,227	2,229,920
First Hawaiian, Inc.	5,493	151,332
First Horizon National Corp.	28,739	525,924
First Republic Bank	15,470	1,436,699
FNB Corp.	31,811	413,543
Huntington Bancshares, Inc.	102,722	1,531,585
KeyCorp	103,570	2,063,114
M&T Bank Corp.	13,694	2,496,005
PacWest Bancorp	12,380	634,351
Pinnacle Financial Partners, Inc.	6,830	437,462
Popular, Inc.	9,530	441,144
Prosperity Bancshares, Inc.	6,218	446,266
Regions Financial Corp.	109,834	2,053,896
Signature Bank(b)	5,283	671,734
SunTrust Banks, Inc.	45,599	3,046,013
SVB Financial Group(b)	5,067	1,518,124
Synovus Financial Corp.	11,508	601,523
TCF Financial Corp.	15,613	387,671
Webster Financial Corp.	8,718	524,736
Western Alliance Bancorp(b)	9,582	565,146
Zions Bancorporation	18,691	1,023,332

		31,493,822
Beverages — 0.7%
Brown-Forman Corp., Class A	5,143	274,482
Brown-Forman Corp., Class B	22,550	1,263,702
Dr. Pepper Snapple Group, Inc.	17,352	2,081,546
Molson Coors Brewing Co., Class B	16,670	1,187,571

		4,807,301
Biotechnology — 1.1%
ACADIA Pharmaceuticals, Inc.(a)(b)	9,878	156,171
Agios Pharmaceuticals, Inc.(b)	4,866	408,306
Alkermes PLC(b)	14,543	643,819
Alnylam Pharmaceuticals, Inc.(b)	8,378	791,972
BioMarin Pharmaceutical, Inc.(b)	16,811	1,403,887
Exelixis, Inc.(b)	27,846	579,754
Incyte Corp.(b)	16,768	1,038,610
Intercept Pharmaceuticals, Inc.(b)	1,722	117,113
Intrexon Corp.(a)(b)	5,640	102,535
Ionis Pharmaceuticals, Inc.(b)	12,004	516,532
Neurocrine Biosciences, Inc.(a)(b)	8,549	693,153
OPKO Health, Inc.(a)(b)	33,320	101,293
Seattle Genetics, Inc.(b)	10,377	531,199
TESARO, Inc.(a)(b)	3,649	185,770
United Therapeutics Corp.(b)	4,159	457,947

		7,728,061

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Building Products — 0.8%
Allegion PLC	9,324	$719,626
AO Smith Corp.	13,885	851,845
Armstrong World Industries, Inc.(b)	4,431	248,136
Fortune Brands Home & Security, Inc.	14,593	798,091
Lennox International, Inc.	3,673	710,248
Masco Corp.	30,438	1,152,687
Owens Corning	10,690	700,088
USG Corp.(b)	7,983	321,156

		5,501,877
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	5,352	882,331
Ameriprise Financial, Inc.	14,325	2,008,508
BGC Partners, Inc., Class A	22,466	300,146
E*Trade Financial Corp.(b)	25,914	1,572,462
Eaton Vance Corp.	10,997	598,127
Federated Investors, Inc., Class B	8,734	231,189
Invesco Ltd.	38,796	1,123,920
Lazard Ltd., Class A	11,434	622,238
Legg Mason, Inc.	8,239	327,088
LPL Financial Holdings, Inc.	8,541	517,328
Northern Trust Corp.	20,244	2,161,047
Raymond James Financial, Inc.	12,561	1,127,350
SEI Investments Co.	12,850	812,506
T. Rowe Price Group, Inc.	22,842	2,599,876
TD Ameritrade Holding Corp.	28,678	1,665,905

		16,550,021
Chemicals — 2.0%
Albemarle Corp.	10,652	1,032,818
Ashland Global Holdings, Inc.	5,914	391,389
Axalta Coating Systems Ltd.(b)	20,684	639,136
Cabot Corp.	5,867	327,731
Celanese Corp., Series A	13,096	1,423,142
CF Industries Holdings, Inc.	22,323	866,132
Chemours Co.	17,696	856,663
Eastman Chemical Co.	13,885	1,417,381
FMC Corp.	12,916	1,029,793
Huntsman Corp.	19,707	586,677
International Flavors & Fragrances, Inc.	7,621	1,076,542
Mosaic Co.	33,676	907,568
NewMarket Corp.	727	275,933
Olin Corp.	15,999	483,010
Platform Specialty Products Corp.(b)	21,004	211,510
RPM International, Inc.	12,766	616,598
Scotts Miracle-Gro Co., Class A	4,108	343,347
Valvoline, Inc.	19,688	399,273
Versum Materials, Inc.	10,789	379,557
Westlake Chemical Corp.	3,388	362,414

Security	Shares	Value
Chemicals (continued)
WR Grace & Co.	6,560	$448,966

		14,075,580
Commercial Services & Supplies — 1.0%
ADT, Inc.	10,647	94,865
Cintas Corp.	8,419	1,433,756
Clean Harbors, Inc.(b)	5,148	235,778
Copart, Inc.(b)	19,137	977,518
Iron Mountain, Inc.(a)	27,178	922,421
KAR Auction Services, Inc.	13,217	687,152
Pitney Bowes, Inc.	18,862	192,770
Republic Services, Inc.	21,799	1,409,959
Rollins, Inc.	9,183	445,559
Stericycle, Inc.(b)	8,016	470,619

		6,870,397
Communications Equipment — 1.4%
Arista Networks, Inc.(b)	5,196	1,374,602
ARRIS International PLC(b)	16,890	456,030
CommScope Holding Co., Inc.(b)	18,436	704,624
EchoStar Corp., Class A(b)	4,642	243,891
F5 Networks, Inc.(b)	5,966	972,995
Harris Corp.	11,525	1,802,740
Juniper Networks, Inc.	35,820	880,814
Motorola Solutions, Inc.	15,789	1,734,106
Palo Alto Networks, Inc.(b)	8,607	1,656,933

		9,826,735
Construction & Engineering — 0.4%
AECOM(b)	15,077	519,252
Fluor Corp.	13,342	786,511
Jacobs Engineering Group, Inc.	11,891	690,748
Quanta Services, Inc.(b)	14,293	464,522

		2,461,033
Construction Materials — 0.4%
Eagle Materials, Inc.	4,521	447,398
Martin Marietta Materials, Inc.	6,069	1,182,059
Vulcan Materials Co.	12,703	1,418,798

		3,048,255
Consumer Finance — 1.1%
Ally Financial, Inc.	42,352	1,105,387
Credit Acceptance Corp.(a)(b)	1,067	353,006
Discover Financial Services	35,046	2,497,027
Navient Corp.	24,641	326,740
OneMain Holdings, Inc.(b)	6,983	215,426
Santander Consumer USA Holdings, Inc.	14,553	268,503
SLM Corp.(b)	41,485	476,248
Synchrony Financial	74,746	2,479,325

		7,721,662

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Containers & Packaging — 1.3%
AptarGroup, Inc.	6,004	$561,374
Ardagh Group SA	1,985	40,335
Avery Dennison Corp.	8,517	892,667
Ball Corp.	33,484	1,342,374
Bemis Co., Inc.	8,664	374,891
Berry Global Group, Inc.(b)	12,633	694,815
Crown Holdings, Inc.(b)	12,424	619,212
Graphic Packaging Holding Co.	29,918	427,827
Owens-Illinois, Inc.(b)	15,376	312,594
Packaging Corp. of America	9,035	1,045,259
Sealed Air Corp.	17,491	766,980
Silgan Holdings, Inc.	6,992	196,266
Sonoco Products Co.	9,646	495,419
WestRock Co.	24,335	1,439,659

		9,209,672
Distributors — 0.4%
Genuine Parts Co.	13,894	1,227,118
LKQ Corp.(b)	29,661	920,084
Pool Corp.	3,784	525,257

		2,672,459
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(b)	5,165	490,055
Graham Holdings Co., Class B	419	252,678
H&R Block, Inc.	19,988	552,668
Service Corp. International	17,723	647,067
ServiceMaster Global Holdings, Inc.(b)	13,097	662,708

		2,605,176
Diversified Financial Services — 1.4%
Cboe Global Markets, Inc.	10,812	1,154,505
FactSet Research Systems, Inc.	3,686	697,059
Interactive Brokers Group, Inc., Class A	6,639	492,614
Leucadia National Corp.	30,904	742,932
MarketAxess Holdings, Inc.	3,510	697,191
Moody’s Corp.	16,113	2,613,529
Morningstar, Inc.	1,931	209,668
MSCI, Inc.	8,603	1,288,988
Nasdaq, Inc.	10,911	963,660
Voya Financial, Inc.	17,538	918,114

		9,778,260
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc.	92,887	1,725,840
Zayo Group Holdings, Inc.(b)	18,232	661,822

		2,387,662
Electric Utilities — 2.1%
Avangrid, Inc.	5,538	291,908

Security	Shares	Value
Electric Utilities (continued)
Edison International	30,718	$2,012,643
Entergy Corp.	17,381	1,418,116
Eversource Energy	30,700	1,849,675
FirstEnergy Corp.	42,947	1,477,377
Great Plains Energy, Inc.	20,969	686,315
Hawaiian Electric Industries, Inc.	10,655	369,622
OGE Energy Corp.	19,378	636,955
Pinnacle West Capital Corp.	10,603	853,542
PPL Corp.	66,175	1,925,693
Westar Energy, Inc.	13,556	734,464
Xcel Energy, Inc.	49,341	2,311,132

		14,567,442
Electrical Equipment — 0.8%
Acuity Brands, Inc.	4,105	491,656
AMETEK, Inc.	21,969	1,533,436
Hubbell, Inc.	5,319	552,431
Regal-Beloit Corp.	4,077	290,282
Rockwell Automation, Inc.	12,424	2,044,121
Sensata Technologies Holding PLC(a)(b)	16,237	823,541

		5,735,467
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	28,952	2,423,572
Arrow Electronics, Inc.(b)	8,359	624,752
Avnet, Inc.	11,579	454,244
CDW Corp.	14,434	1,029,000
Cognex Corp.	15,951	737,734
Coherent, Inc.(b)	2,373	399,186
Dolby Laboratories, Inc., Class A	5,634	337,026
FLIR Systems, Inc.	13,440	719,712
IPG Photonics Corp.(b)	3,470	739,214
Jabil, Inc.	16,987	451,854
Keysight Technologies, Inc.(b)	18,105	935,666
National Instruments Corp.	10,265	419,736
Trimble, Inc.(b)	23,744	821,542
Universal Display Corp.	4,080	359,244
Zebra Technologies Corp., Class A(b)	5,096	687,094

		11,139,576
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	41,019	1,481,196
Helmerich & Payne, Inc.	10,355	720,190
Nabors Industries Ltd.	29,387	223,635
National Oilwell Varco, Inc.	36,641	1,416,908
Oceaneering International, Inc.	9,667	205,327
Patterson-UTI Energy, Inc.	20,354	435,983
RPC, Inc.	5,935	106,889
Transocean Ltd.(b)	40,543	501,517
Weatherford International PLC(a)(b)	87,274	257,458

		5,349,103
Food & Staples Retailing — 0.2%
Casey’s General Stores, Inc.	3,651	352,686

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing (continued)
Rite Aid Corp.(b)	103,615	$173,037
Sprouts Farmers Market, Inc.(b)	12,163	304,440
U.S. Foods Holding Corp.(b)	19,904	680,319

		1,510,482
Food Products — 2.2%
Bunge Ltd.	13,564	979,728
Campbell Soup Co.	16,867	687,836
Conagra Brands, Inc.	36,929	1,368,958
Flowers Foods, Inc.	17,419	393,844
Hain Celestial Group, Inc.(a)(b)	9,652	281,163
Hershey Co.	13,299	1,222,710
Hormel Foods Corp.	26,361	955,586
Ingredion, Inc.	6,823	826,197
J.M. Smucker Co.	10,615	1,210,959
Kellogg Co.	23,601	1,390,099
Lamb Weston Holdings, Inc.	14,283	932,965
McCormick & Co., Inc.	11,743	1,237,830
Pilgrim’s Pride Corp.(b)	5,482	118,411
Pinnacle Foods, Inc.	11,542	697,137
Post Holdings, Inc.(b)	6,094	484,899
TreeHouse Foods, Inc.(a)(b)	5,266	202,741
Tyson Foods, Inc., Class A	26,996	1,892,420

		14,883,483
Gas Utilities — 0.3%
Atmos Energy Corp.	10,467	909,478
National Fuel Gas Co.	7,656	393,135
UGI Corp.	16,915	818,517

		2,121,130
Health Care Equipment & Supplies — 2.7%
ABIOMED, Inc.(b)	3,969	1,194,471
Align Technology, Inc.(b)	7,691	1,921,596
Cooper Cos., Inc.(a)	4,672	1,068,533
DENTSPLY SIRONA Inc.	21,762	1,095,499
DexCom, Inc.(a)(b)	8,264	604,760
Edwards Lifesciences Corp.(b)	20,243	2,578,149
Hill-Rom Holdings, Inc.	6,359	545,793
Hologic, Inc.(b)	26,417	1,024,715
IDEXX Laboratories, Inc.(b)	8,356	1,625,159
ResMed, Inc.	13,510	1,278,586
STERIS PLC	8,180	773,174
Teleflex, Inc.	4,355	1,166,617
Varian Medical Systems, Inc.(b)	8,895	1,028,173
West Pharmaceutical Services, Inc.	7,143	630,084
Zimmer Biomet Holdings, Inc.	19,530	2,249,270

		18,784,579
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)(b)	7,732	275,105
AmerisourceBergen Corp.	15,384	1,393,483
Brookdale Senior Living, Inc.(b)	17,438	126,251

Security	Shares	Value
Health Care Providers & Services (continued)
Cardinal Health, Inc.	30,602	$1,963,730
Centene Corp.(b)	16,465	1,787,770
DaVita, Inc.(b)	14,273	896,202
Envision Healthcare Corp.(b)	11,511	427,864
Henry Schein, Inc.(b)	14,996	1,139,696
Laboratory Corp. of America Holdings(b)	9,862	1,683,936
LifePoint Health, Inc.(a)(b)	3,695	176,991
MEDNAX, Inc.(b)	8,768	402,539
Patterson Cos., Inc.	8,137	189,429
Premier, Inc., Class A(a)(b)	5,111	168,612
Quest Diagnostics, Inc.	13,201	1,335,941
Universal Health Services, Inc., Class B	8,242	941,236
WellCare Health Plans, Inc.(b)	4,287	879,521

		13,788,306
Health Care Technology — 0.4%
athenahealth, Inc.(b)	3,810	466,611
Cerner Corp.(b)	27,863	1,623,020
Veeva Systems, Inc., Class A(b)	10,595	743,027

		2,832,658
Hotels, Restaurants & Leisure — 2.7%
Aramark	23,457	877,057
Chipotle Mexican Grill, Inc.(b)	2,355	996,942
Choice Hotels International, Inc.	3,275	262,164
Darden Restaurants, Inc.	12,047	1,118,684
Domino’s Pizza, Inc.	4,182	1,010,915
Dunkin’ Brands Group, Inc.	8,833	538,460
Extended Stay America, Inc.	18,318	358,667
Hilton Grand Vacations, Inc.(b)	8,979	386,097
Hilton Worldwide Holdings, Inc.	26,551	2,093,281
Hyatt Hotels Corp., Class A	4,551	349,835
International Game Technology PLC	10,619	300,199
MGM Resorts International	48,303	1,517,680
Norwegian Cruise Line Holdings Ltd.(b)	19,337	1,033,949
Royal Caribbean Cruises Ltd.	16,634	1,799,633
Six Flags Entertainment Corp.	6,314	399,297
Vail Resorts, Inc.	3,833	878,945
Wendy’s Co.	18,193	304,551
Wyndham Worldwide Corp.	9,593	1,095,617
Wynn Resorts Ltd.	7,726	1,438,504
Yum China Holdings, Inc.	35,738	1,528,157

		18,288,634
Household Durables — 1.5%
D.R. Horton, Inc.	32,997	1,456,488
Garmin Ltd.	11,529	676,406
Leggett & Platt, Inc.	12,596	510,768
Lennar Corp., Class A	24,584	1,300,248
Lennar Corp., Class B	1,541	65,785
Mohawk Industries, Inc.(b)	5,989	1,256,971
Newell Brands, Inc.	47,095	1,301,235

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables (continued)
NVR, Inc.(b)	315	$976,500
PulteGroup, Inc.	25,884	785,838
Tempur Sealy International, Inc.(a)(b)	4,556	203,881
Toll Brothers, Inc.	13,937	587,584
Tupperware Brands Corp.	5,090	226,810
Whirlpool Corp.	6,670	1,033,517

		10,382,031
Household Products — 0.5%
Church & Dwight Co., Inc.	24,089	1,112,912
Clorox Co.	12,493	1,464,180
Energizer Holdings, Inc.	5,643	323,682
Spectrum Brands Holdings, Inc.	2,427	174,987

		3,075,761
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	64,496	789,431
NRG Energy, Inc.	28,701	889,731
Vistra Energy Corp.(a)(b)	31,399	717,467

		2,396,629
Industrial Conglomerates — 0.6%
BWX Technologies, Inc.	9,088	616,166
Carlisle Cos., Inc.	5,945	640,455
Roper Technologies, Inc.	9,760	2,578,495
Seaboard Corp.	24	96,169

		3,931,285
Insurance — 4.5%
Alleghany Corp.	1,424	818,330
American Financial Group, Inc.	6,781	767,745
American National Insurance Co.	696	83,986
Arch Capital Group Ltd.(b)	11,788	944,572
Arthur J Gallagher & Co.	17,373	1,215,936
Aspen Insurance Holdings Ltd.	5,722	242,899
Assurant, Inc.	4,962	460,573
Assured Guaranty Ltd.	10,990	398,827
Athene Holding Ltd., Class A(b)	11,567	566,783
Axis Capital Holdings Ltd.	8,048	472,418
Brown & Brown, Inc.	22,418	610,442
Cincinnati Financial Corp.	14,855	1,044,901
CNA Financial Corp.	2,669	134,678
Erie Indemnity Co., Class A	2,463	287,604
Everest Re Group Ltd.	3,894	906,017
First American Financial Corp.	10,270	524,900
FNF Group	25,261	930,363
Hanover Insurance Group, Inc.	4,188	480,992
Hartford Financial Services Group, Inc.	34,327	1,848,166
Lincoln National Corp.	21,145	1,493,683
Loews Corp.	26,435	1,386,780
Markel Corp.(b)	1,320	1,491,653
Mercury General Corp.	2,702	123,562
Old Republic International Corp.	24,045	490,518
Principal Financial Group, Inc.	25,774	1,526,336
ProAssurance Corp.	5,167	244,399

Security	Shares	Value
Insurance (continued)
Progressive Corp.	56,177	$3,386,911
Reinsurance Group of America, Inc.	6,150	918,810
RenaissanceRe Holdings Ltd.	3,815	518,993
Torchmark Corp.	11,014	955,354
Unum Group	21,429	1,036,735
Validus Holdings Ltd.	7,490	507,597
W.R. Berkley Corp.	9,329	695,570
White Mountains Insurance Group Ltd.	345	298,525
Willis Towers Watson PLC	11,956	1,775,586
XL Group Ltd.	24,341	1,353,116

		30,944,260
Internet & Direct Marketing Retail — 0.5%
Expedia Group, Inc.	11,868	1,366,481
Liberty Expedia Holdings, Inc., Class A(b)	5,437	221,830
Qurate Retail Group, Inc. QVC Group, Class A(b)	42,942	1,005,272
TripAdvisor, Inc.(a)(b)	10,390	388,794
Wayfair, Inc., Class A(a)(b)	3,654	227,644

		3,210,021
Internet Software & Services — 1.3%
Akamai Technologies, Inc.(b)	15,951	1,142,889
CoStar Group, Inc.(b)	3,430	1,257,644
GoDaddy, Inc., Class A(b)	12,277	792,603
IAC/InterActiveCorp(b)	6,756	1,095,418
LogMeIn, Inc.	5,090	560,918
Match Group, Inc.(a)(b)	3,675	173,166
Pandora Media, Inc.(a)(b)	24,277	136,194
Twitter, Inc.(b)	65,760	1,993,186
VeriSign, Inc.(a)(b)	8,162	958,382
Zillow Group, Inc., Class A(b)	5,181	250,605
Zillow Group, Inc., Class C(a)(b)	10,607	514,333

		8,875,338
IT Services — 4.5%
Alliance Data Systems Corp.	4,678	949,868
Amdocs Ltd.	13,710	921,998
Black Knight, Inc.(b)	11,819	574,994
Booz Allen Hamilton Holding Corp.	13,823	547,806
Broadridge Financial Solutions, Inc.	11,341	1,215,869
Conduent, Inc.(b)	18,669	363,299
CoreLogic, Inc.(b)	7,890	390,555
DXC Technology Co.	27,415	2,825,390
Euronet Worldwide, Inc.(a)(b)	4,754	371,335
Fidelity National Information Services, Inc.	31,864	3,026,124
First Data Corp., Class A(b)	45,401	821,758
Fiserv, Inc.(b)	40,333	2,857,996
FleetCor Technologies, Inc.(b)	8,616	1,785,924
Gartner, Inc.(a)(b)	8,457	1,025,750
Genpact Ltd.	14,626	466,423
Global Payments, Inc.	14,689	1,660,591

5

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Jack Henry & Associates, Inc.	7,415	$885,944
Leidos Holdings, Inc.	13,602	873,656
Paychex, Inc.	31,154	1,886,998
Sabre Corp.	21,755	449,023
Square, Inc., Class A(a)(b)	23,523	1,113,579
Switch, Inc., Class A(a)	4,094	58,340
Teradata Corp.(b)	11,860	485,311
Total System Services, Inc.	17,569	1,476,850
Western Union Co.	44,088	870,738
WEX, Inc.(b)	3,798	614,972
Worldpay, Inc., Class A(b)	27,740	2,253,043

		30,774,134
Leisure Products — 0.4%
Brunswick Corp.	8,489	508,321
Hasbro, Inc.	10,972	966,524
Mattel, Inc.(a)	33,264	492,307
Polaris Industries, Inc.	5,611	588,145

		2,555,297
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	31,205	2,051,417
Bio-Rad Laboratories, Inc., Class A(b)	2,021	512,748
Bio-Techne Corp.	3,578	539,956
Bruker Corp.	9,738	287,563
Charles River Laboratories International, Inc.(b)	4,575	476,669
Illumina, Inc.(b)	14,105	3,398,318
IQVIA Holdings, Inc.(b)	15,419	1,476,523
Mettler-Toledo International, Inc.(b)	2,415	1,352,231
PerkinElmer, Inc.	10,464	767,639
QIAGEN NV(b)	21,825	713,896
Waters Corp.(b)	7,372	1,388,958

		12,965,918
Machinery — 4.1%
AGCO Corp.	6,400	401,152
Colfax Corp.(a)(b)	8,238	255,460
Crane Co.	4,804	401,807
Cummins, Inc.	15,184	2,427,314
Donaldson Co., Inc.	12,672	560,863
Dover Corp.	14,983	1,388,924
Flowserve Corp.	12,628	560,809
Fortive Corp.	29,788	2,094,394
Gardner Denver Holdings, Inc.(b)	7,333	231,943
Gates Industrial Corp. PLC(b)	4,512	70,658
Graco, Inc.	16,294	716,773
IDEX Corp.	7,415	991,089
Ingersoll-Rand PLC	24,177	2,028,209
ITT, Inc.	8,401	410,725
Lincoln Electric Holdings, Inc.	5,603	464,321
Middleby Corp.(b)	5,398	679,284
Nordson Corp.	5,500	707,300

Security	Shares	Value
Machinery (continued)
Oshkosh Corp.	7,249	$523,088
PACCAR, Inc.	33,210	2,114,481
Parker-Hannifin Corp.	12,808	2,108,453
Pentair PLC	16,025	1,078,162
Snap-on, Inc.	5,426	788,126
Stanley Black & Decker, Inc.	14,858	2,103,744
Terex Corp.	7,267	265,391
Timken Co.	6,495	277,661
Toro Co.	10,264	599,315
Trinity Industries, Inc.	14,472	461,223
Valmont Industries, Inc.	2,082	295,852
WABCO Holdings, Inc.(b)	4,831	623,151
Wabtec Corp.	8,333	740,054
Welbilt, Inc.(b)	12,689	243,121
Xylem, Inc.	17,390	1,267,731

		27,880,578
Marine — 0.1%
Kirby Corp.(b)	5,259	448,593

Media — 2.0%
AMC Networks, Inc., Class A(b)	4,929	256,308
Cable One, Inc.	443	281,358
Cinemark Holdings, Inc.	10,168	398,281
Discovery Inc., Class A(a)(b)	14,824	350,588
Discovery Inc., Class C(b)	28,186	626,293
GCI Liberty, Inc., Class A(b)	9,316	415,494
IHS Markit Ltd.(b)	37,167	1,826,015
Interpublic Group of Cos., Inc.	37,762	890,806
John Wiley & Sons, Inc., Class A	4,171	275,077
Liberty Broadband Corp., Class A(b)	2,591	182,614
Liberty Broadband Corp., Class C(b)	10,031	711,098
Liberty Media Corp-Liberty Formula One, Class A(b)	2,486	69,881
Liberty Media Corp-Liberty Formula One, Class C(a)(b)	18,174	536,496
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	8,440	352,539
Liberty Media Corp. — Liberty SiriusXM, Class C(b)	17,446	726,800
Lions Gate Entertainment Corp., Class A	5,092	126,740
Lions Gate Entertainment Corp., Class B	10,058	231,535
Live Nation Entertainment, Inc.(b)	13,028	514,215
Madison Square Garden Co., Class A(b)	1,768	429,659
News Corp., Class A	36,080	576,558
News Corp., Class B	12,298	199,843
Omnicom Group, Inc.	22,310	1,643,355
Sirius XM Holdings, Inc.(a)	138,582	877,224
TEGNA, Inc.	21,130	223,344
Tribune Media Co., Class A	7,549	285,277
Viacom, Inc., Class A(a)	799	28,404
Viacom, Inc., Class B	34,065	1,027,400

		14,063,202

6

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining — 1.5%
Alcoa Corp.(b)	17,787	$910,694
Freeport-McMoRan, Inc.	131,011	1,992,677
Newmont Mining Corp.	51,662	2,029,800
Nucor Corp.	30,813	1,898,697
Reliance Steel & Aluminum Co.	6,869	603,923
Royal Gold, Inc.	6,285	558,108
Southern Copper Corp.	8,108	428,184
Steel Dynamics, Inc.	22,001	985,865
Tahoe Resources, Inc.	29,507	148,420
United States Steel Corp.	16,941	573,114

		10,129,482
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.	16,849	257,116

Multi-Utilities — 2.7%
Alliant Energy Corp.	22,153	951,471
Ameren Corp.	23,398	1,371,591
CenterPoint Energy, Inc.	41,614	1,054,083
CMS Energy Corp.	26,895	1,269,175
Consolidated Edison, Inc.	30,165	2,417,121
DTE Energy Co.	17,351	1,828,795
MDU Resources Group, Inc.	18,712	527,117
NiSource, Inc.	32,986	804,529
Public Service Enterprise Group, Inc.	49,034	2,557,123
SCANA Corp.	12,876	473,451
Sempra Energy	24,313	2,718,193
Vectren Corp.	8,026	563,987
WEC Energy Group, Inc.	30,709	1,973,975

		18,510,611
Multiline Retail — 1.2%
Burlington Stores, Inc.(b)	6,496	882,482
Dollar General Corp.	26,375	2,545,979
Dollar Tree, Inc.(b)	22,297	2,138,059
Kohl’s Corp.	16,144	1,002,865
Macy’s, Inc.	29,268	909,357
Nordstrom, Inc.	11,220	567,283

		8,046,025
Oil, Gas & Consumable Fuels — 5.2%
Andeavor	15,088	2,086,972
Antero Resources Corp.(b)	22,743	432,117
Apache Corp.	36,628	1,499,917
Cabot Oil & Gas Corp.	44,299	1,059,189
Centennial Resource Development, Inc., Class A(b)	15,622	289,007
Cheniere Energy, Inc.(b)	19,627	1,141,506
Chesapeake Energy Corp.(b)	90,967	270,172
Cimarex Energy Co.	8,950	900,281
CNX Resources Corp.(b)	21,883	325,181

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.(a)(b)	14,174	$2,228,295
CONSOL Energy, Inc.(b)	2,860	89,947
Continental Resources, Inc.(b)	8,584	567,059
Devon Energy Corp.	50,618	1,838,952
Diamondback Energy, Inc.(b)	9,381	1,204,989
Energen Corp.(b)	9,502	621,811
EQT Corp.	23,414	1,175,149
Extraction Oil & Gas, Inc.(b)	11,869	167,590
Gulfport Energy Corp.(b)	16,425	152,753
Hess Corp.	27,321	1,557,024
HollyFrontier Corp.	16,974	1,030,152
Kosmos Energy Ltd.(b)	23,697	166,827
Laredo Petroleum, Inc.(b)	14,655	161,205
Marathon Oil Corp.	81,633	1,489,802
Marathon Petroleum Corp.	46,942	3,516,425
Murphy Oil Corp.	15,862	477,605
Murphy USA, Inc.(b)	3,024	189,212
Newfield Exploration Co.(b)	19,486	580,683
Noble Energy, Inc.	46,400	1,569,712
ONEOK, Inc.	37,310	2,246,808
Parsley Energy, Inc., Class A(b)	22,774	683,903
PBF Energy, Inc., Class A	10,498	402,388
QEP Resources, Inc.(b)	22,384	272,637
Range Resources Corp.	22,342	309,437
RSP Permian, Inc.(b)	12,858	637,885
SM Energy Co.	10,872	260,384
Southwestern Energy Co.(b)	57,653	236,377
Targa Resources Corp.	20,747	974,487
Whiting Petroleum Corp.(b)	8,814	359,787
Williams Cos., Inc.	79,738	2,051,659
World Fuel Services Corp.	6,436	138,181
WPX Energy, Inc.(a)(b)	38,780	662,750

		36,026,217
Paper & Forest Products — 0.3%
Domtar Corp.	6,257	274,682
International Paper Co.	39,874	2,055,904

		2,330,586
Personal Products — 0.3%
Coty, Inc., Class A	44,689	775,354
Edgewell Personal Care Co.(b)	5,320	234,346
Herbalife Nutrition Ltd.(b)	6,177	653,094
Nu Skin Enterprises, Inc., Class A	4,933	350,983

		2,013,777
Pharmaceuticals — 1.1%
Akorn, Inc.(b)	8,800	126,984
Endo International PLC(b)	22,249	127,487
Mallinckrodt PLC(a)(b)	9,579	124,527
Mylan NV(b)	51,581	1,999,280
Perrigo Co. PLC	12,711	993,237
Zoetis, Inc.	47,613	3,974,733

		7,346,248

7

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Professional Services — 1.0%
Dun & Bradstreet Corp.	3,508	$404,507
Equifax, Inc.	11,522	1,291,040
ManpowerGroup, Inc.	6,387	611,364
Nielsen Holdings PLC	34,420	1,082,509
Robert Half International, Inc.	11,686	709,925
TransUnion(b)	17,376	1,127,876
Verisk Analytics, Inc.(b)	14,647	1,559,173

		6,786,394
Real Estate Investment Trusts (REITs) — 8.8%
AGNC Investment Corp.	38,213	722,990
Alexandria Real Estate Equities, Inc.	9,658	1,203,097
American Campus Communities, Inc.	13,312	520,632
American Homes 4 Rent, Class A	22,804	460,641
Annaly Capital Management, Inc.	110,537	1,146,269
Apartment Investment & Management Co., Class A	15,330	622,398
Apple Hospitality REIT, Inc.	20,642	371,350
AvalonBay Communities, Inc.	13,316	2,170,508
Boston Properties, Inc.	14,886	1,807,309
Brandywine Realty Trust	17,197	277,044
Brixmor Property Group, Inc.	30,079	447,876
Camden Property Trust	8,741	746,481
Chimera Investment Corp.	18,469	323,023
Colony NorthStar, Inc., Class A(a)	51,403	314,072
Columbia Property Trust, Inc.	11,009	235,152
CoreCivic, Inc.	11,553	232,908
Coresite Realty Corp.	3,280	341,448
Corporate Office Properties Trust	9,814	269,983
CubeSmart	17,352	510,843
CyrusOne, Inc.	8,719	467,251
DCT Industrial Trust, Inc.	9,077	595,179
DDR Corp.	29,083	210,852
Digital Realty Trust, Inc.	19,765	2,088,963
Douglas Emmett, Inc.	15,155	564,827
Duke Realty Corp.	34,445	933,459
Empire State Realty Trust, Inc., Class A	12,643	220,241
EPR Properties	5,815	319,941
Equity Commonwealth(b)	11,918	369,339
Equity Lifestyle Properties, Inc.	7,993	712,656
Essex Property Trust, Inc.	6,320	1,514,841
Extra Space Storage, Inc.(a)	11,687	1,047,038
Federal Realty Investment Trust	7,002	811,182
Forest City Realty Trust, Inc., Class A	24,404	489,544
Gaming and Leisure Properties, Inc.	19,679	674,399
GGP, Inc.	59,557	1,190,544
HCP, Inc.	45,849	1,071,033
Healthcare Trust of America, Inc., Class A	19,847	495,977

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	9,534	$419,687
Hospitality Properties Trust	14,978	372,653
Host Hotels & Resorts, Inc.	70,654	1,381,992
Hudson Pacific Properties, Inc.	15,383	505,639
Invitation Homes, Inc.	28,673	663,493
JBG Smith Properties	8,457	311,810
Kilroy Realty Corp.	9,476	679,145
Kimco Realty Corp.	40,628	589,512
Lamar Advertising Co., Class A	8,023	511,145
Liberty Property Trust	14,267	596,646
Life Storage, Inc.	4,370	386,483
Macerich Co.	13,361	769,861
Medical Properties Trust, Inc.	34,598	442,162
MFA Financial, Inc.	39,707	298,597
Mid-America Apartment Communities, Inc.	10,850	992,341
National Retail Properties, Inc.(a)	14,825	563,943
New Residential Investment Corp.	31,604	552,438
Omega Healthcare Investors, Inc.	18,673	485,125
Outfront Media, Inc.	13,637	255,694
Paramount Group, Inc.(a)	19,847	284,804
Park Hotels & Resorts, Inc.	17,251	496,484
Piedmont Office Realty Trust, Inc., Class A	12,581	225,452
Prologis, Inc.	51,146	3,319,887
Rayonier, Inc.	12,356	459,520
Realty Income Corp.	27,174	1,372,559
Regency Centers Corp.	14,354	844,733
Retail Properties of America, Inc., Class A	21,208	244,740
SBA Communications Corp.(b)	11,260	1,804,190
Senior Housing Properties Trust	21,545	335,456
SL Green Realty Corp.	8,713	851,609
Spirit Realty Capital, Inc.	44,996	362,218
Starwood Property Trust, Inc.	25,067	525,404
STORE Capital Corp.	16,381	413,293
Sun Communities, Inc.	7,513	705,095
Tanger Factory Outlet Centers, Inc.(a)	8,493	186,421
Taubman Centers, Inc.	5,631	315,223
UDR, Inc.	25,500	921,825
Uniti Group, Inc.(a)	16,636	299,781
Ventas, Inc.	34,265	1,761,906
VEREIT, Inc.	95,269	647,829
VICI Properties, Inc.	26,034	473,298
Vornado Realty Trust	16,540	1,125,216
Weingarten Realty Investors	11,809	324,393
Welltower, Inc.	35,823	1,914,381
Weyerhaeuser Co.	72,295	2,659,010
WP Carey, Inc.	10,271	655,803

		60,810,186
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(b)	28,459	1,289,477

8

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Howard Hughes Corp.(b)	3,548	$480,045
Jones Lang LaSalle, Inc.	4,321	732,453
Realogy Holdings Corp.	13,210	327,740

		2,829,715
Road & Rail — 0.6%
AMERCO	505	170,447
Genesee & Wyoming, Inc., Class A(b)	5,779	411,465
JB Hunt Transport Services, Inc.	8,368	982,654
Kansas City Southern	9,925	1,058,303
Landstar System, Inc.	4,052	411,886
Old Dominion Freight Line, Inc.	5,848	782,813
Ryder System, Inc.	5,011	337,892

		4,155,460
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.(a)(b)	80,818	879,300
Analog Devices, Inc.	35,985	3,143,290
Cavium, Inc.(b)	6,500	487,565
Cypress Semiconductor Corp.	31,812	463,819
First Solar, Inc.(b)	7,869	557,991
KLA-Tencor Corp.	15,177	1,544,108
Lam Research Corp.	15,781	2,920,432
Marvell Technology Group Ltd.	38,245	767,195
Maxim Integrated Products, Inc.	27,221	1,483,544
Microchip Technology, Inc.	22,046	1,844,368
Microsemi Corp.(b)	11,209	725,110
ON Semiconductor Corp.(a)(b)	40,101	885,430
Qorvo, Inc.(b)	12,173	820,460
Skyworks Solutions, Inc.	17,650	1,531,314
Teradyne, Inc.	19,074	620,859
Xilinx, Inc.	24,667	1,584,608

		20,259,393
Software — 4.2%
ANSYS, Inc.(b)	8,262	1,335,635
Atlassian Corp. PLC, Class A(a)(b)	8,797	492,456
Autodesk, Inc.(b)	20,086	2,528,827
CA, Inc.	30,455	1,059,834
Cadence Design Systems, Inc.(b)	26,770	1,072,406
CDK Global, Inc.	12,206	796,319
Citrix Systems, Inc.(b)	14,570	1,499,399
Dell Technologies, Inc., Class V(b)	19,328	1,387,170
FireEye, Inc.(b)	17,294	312,157
Fortinet, Inc.(b)	14,193	785,724
Guidewire Software, Inc.(a)(b)	7,364	623,142
Manhattan Associates, Inc.(b)	6,297	271,149
Nuance Communications, Inc.(b)	28,965	426,365
PTC, Inc.(b)	11,089	913,179
Red Hat, Inc.(b)	17,163	2,798,599
ServiceNow, Inc.(b)	16,470	2,736,326
Splunk, Inc.(b)	13,603	1,396,348
SS&C Technologies Holdings, Inc.	18,783	932,576
Symantec Corp.	59,953	1,666,094

Security	Shares	Value
Software (continued)
Synopsys, Inc.(b)	14,241	$1,217,748
Tableau Software, Inc., Class A(b)	6,193	526,715
Take-Two Interactive Software, Inc.(b)	10,784	1,075,273
Tyler Technologies, Inc.(b)	3,353	734,039
Ultimate Software Group, Inc.(b)	2,781	667,217
Workday, Inc., Class A(b)	13,175	1,644,767
Zynga, Inc., Class A(b)	77,348	266,850

		29,166,314
Specialty Retail — 2.7%
Advance Auto Parts, Inc.	6,802	778,489
AutoNation, Inc.(b)	5,697	263,144
AutoZone, Inc.(b)	2,652	1,656,227
Bed Bath & Beyond, Inc.	13,665	238,591
Best Buy Co., Inc.	24,324	1,861,516
CarMax, Inc.(b)	17,414	1,088,375
Dick’s Sporting Goods, Inc.	7,816	258,631
Floor & Decor Holdings, Inc., Class A(a)(b)	2,919	162,267
Foot Locker, Inc.	11,543	497,272
GameStop Corp., Class A	9,816	133,988
Gap, Inc.	22,577	660,152
L Brands, Inc.	23,134	807,608
Michaels Cos., Inc.(b)	11,212	208,767
O’Reilly Automotive, Inc.(b)	8,078	2,068,534
Penske Automotive Group, Inc.	3,568	160,917
Ross Stores, Inc.	36,628	2,961,374
Sally Beauty Holdings, Inc.(b)	12,378	214,016
Signet Jewelers Ltd.	5,944	231,103
Tiffany & Co.	10,427	1,072,208
Tractor Supply Co.	12,000	816,000
Ulta Salon Cosmetics & Fragrance, Inc.(b)	5,649	1,417,391
Urban Outfitters, Inc.(b)	7,779	313,260
Williams-Sonoma, Inc.	8,135	388,853

		18,258,683
Technology Hardware, Storage & Peripherals — 0.7%
NCR Corp.(a)(b)	11,484	353,363
NetApp, Inc.	25,868	1,722,291
Western Digital Corp.	28,668	2,258,752
Xerox Corp.	22,055	693,630

		5,028,036
Textiles, Apparel & Luxury Goods — 1.4%
Carter’s, Inc.	4,525	453,948
Hanesbrands, Inc.	34,616	639,358
lululemon athletica, Inc.(b)	9,332	931,334
Michael Kors Holdings Ltd.(b)	13,738	939,954
PVH Corp.	7,409	1,182,995
Ralph Lauren Corp.	5,360	588,796
Skechers U.S.A., Inc., Class A(b)	12,657	360,724
Tapestry, Inc.	27,602	1,484,160
Under Armour, Inc., Class A(b)	17,398	308,988

9

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C(b)	17,637	$270,728
VF Corp.	31,584	2,554,198

		9,715,183
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	46,303	550,080
People’s United Financial, Inc.	33,465	612,075
TFS Financial Corp.	5,282	78,754

		1,240,909
Trading Companies & Distributors — 1.0%
Air Lease Corp.	9,136	380,880
Fastenal Co.	27,979	1,398,670
HD Supply Holdings, Inc.(b)	18,220	705,296
MSC Industrial Direct Co., Inc., Class A	4,318	373,248
United Rentals, Inc.(b)	8,155	1,223,250
Univar, Inc.(b)	10,853	299,109
W.W. Grainger, Inc.	4,911	1,381,710
Watsco, Inc.	2,920	488,866
WESCO International, Inc.(b)	4,688	279,170

		6,530,199
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	7,711	292,247

Water Utilities — 0.3%
American Water Works Co., Inc.	17,251	1,493,592

Security	Shares	Value
Water Utilities (continued)
Aqua America, Inc.	17,274	$607,181

		2,100,773
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	9,400	256,902
United States Cellular Corp.(b)	1,406	55,635

		312,537
Total Common Stocks — 98.6% (Cost — $498,051,002)		678,892,870

Investment Companies — 0.4%
iShares Russell Mid-Cap ETF(e)	11,542	2,378,460

Total Investments Companies — 99.0% (Cost — $2,365,753)		2,378,460

Total Long-Term Investments — 99.0% (Cost — $500,416,755)		681,271,330

Short-Term Securities — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(c)(d)(e)	18,061,869	18,063,675
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(d)(e)	6,074,739	6,074,739

Total Short-Term Securities — 3.5% (Cost — $24,137,229)		24,138,414

Total Investments — 102.5% (Cost — $524,553,984)		705,409,744
Liabilities in Excess of Other Assets — (2.5)%		(16,980,501)

Net Assets — 100.0%		$688,429,243

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

10

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Mid-Cap Index Fund

(e)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased	Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	81,453,184	—	(63,391,315	)(b)	18,061,869	$18,063,675	$90,280	(c)	$(7,582)	$162
BlackRock Cash Funds: Treasury, SL Agency Shares	13,788,517	—	(7,713,77	)(b)	6,074,739	6,074,739	66,713		—	—
iShares Russell Mid-Cap ETF	9,565	243,064	(241,087)		11,542	2,378,460	30,595		368,827	(57,950)

						$26,516,874	$187,588		$361,245	$(57,788)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	15	06/15/18	$1,985	$(15,427)
S&P MidCap 400 E-Mini Index	23	06/15/18	4,306	(48,892)

				$(64,319)

11

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$678,892,870	$—	$—	$678,892,870
Investment Companies	2,378,460	—	—	2,378,460
Short-Term Securities	24,138,414	—	—	24,138,414

	$705,409,744	$—	$—	$705,409,744

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(64,319)	$—	$—	$(64,319)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2018, there were no transfers between levels.

12

Schedule of Investments (unaudited) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.3%

Aerospace & Defense — 1.6%
AAR Corp.	752	$32,562
Aerojet Rocketdyne Holdings, Inc.(a)	1,666	46,548
Aerovironment, Inc.(a)	515	28,067
Astronics Corp.(a)	521	19,058
Axon Enterprise, Inc.(a)	1,236	51,887
Cubic Corp.	624	38,532
Curtiss-Wright Corp.	1,080	138,283
Ducommun, Inc.(a)	412	11,985
Engility Holdings, Inc.(a)	376	9,558
Esterline Technologies Corp.(a)	644	46,271
HEICO Corp.(b)	746	65,536
HEICO Corp., Class A	1,477	106,566
Hexcel Corp.	2,181	144,971
Huntington Ingalls Industries, Inc.	1,089	264,856
KEYW Holding Corp.(a)(b)	1,482	11,471
KLX, Inc.(a)	1,233	96,458
Kratos Defense & Security Solutions, Inc.(a)(b)	2,199	22,012
Moog, Inc., Class A(a)	789	64,674
National Presto Industries, Inc.	123	11,777
Orbital ATK, Inc.	1,404	185,862
Sparton Corp.(a)	166	3,066
Spirit Aerosystems Holdings, Inc., Class A	2,833	227,608
Teledyne Technologies, Inc.(a)	853	159,588
Triumph Group, Inc.	1,259	29,775
Vectrus, Inc.(a)	253	9,108

		1,826,079
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)	1,437	29,085
Atlas Air Worldwide Holdings, Inc.(a)	566	35,884
Echo Global Logistics, Inc.(a)	691	18,864
Forward Air Corp.	680	36,713
Hub Group, Inc., Class A(a)	870	38,237
Park-Ohio Holdings Corp.	167	6,329
Radiant Logistics, Inc.(a)	682	2,408
XPO Logistics, Inc.(a)(b)	2,892	280,987

		448,507
Airlines — 0.6%
Alaska Air Group, Inc.	2,960	192,193
Allegiant Travel Co.	301	48,235
Copa Holdings SA, Class A	762	89,284
Hawaiian Holdings, Inc.	1,221	50,305
JetBlue Airways Corp.(a)	7,901	151,601
SkyWest, Inc.	1,254	71,353
Spirit Airlines, Inc.(a)	1,638	58,509

		661,480
Auto Components — 1.3%
Adient PLC	2,319	142,131
Allison Transmission Holdings, Inc.	3,048	118,841

Security	Shares	Value
Auto Components (continued)
American Axle & Manufacturing Holdings, Inc.(a)	2,411	$36,985
Cooper Tire & Rubber Co.	1,273	31,125
Cooper-Standard Holding, Inc.(a)	414	51,253
Dana, Inc.	3,577	84,882
Dorman Products, Inc.(a)	703	45,175
Fox Factory Holding Corp.(a)	806	26,799
Gentex Corp.	6,779	154,132
Gentherm, Inc.(a)	926	31,299
Goodyear Tire & Rubber Co.	5,905	148,275
Horizon Global Corp.(a)	477	3,563
LCI Industries	597	56,894
Lear Corp.	1,637	306,070
Modine Manufacturing Co.(a)	1,249	21,483
Motorcar Parts of America, Inc.(a)(b)	517	9,844
Shiloh Industries, Inc.(a)	346	2,875
Spartan Motors, Inc.	751	13,405
Standard Motor Products, Inc.	555	25,169
Stoneridge, Inc.(a)	667	17,562
Superior Industries International, Inc.	512	6,733
Tenneco, Inc.	1,226	54,790
Tower International, Inc.	430	12,685
Visteon Corp.(a)	774	96,317

		1,498,287
Automobiles — 0.1%
Thor Industries, Inc.	1,212	128,642
Winnebago Industries, Inc.	817	30,964

		159,606
Banks — 7.2%
1st Source Corp.	331	17,212
Access National Corp.	315	8,760
ACNB Corp.	113	3,390
Allegiance Bancshares, Inc.(a)	228	9,223
American National Bankshares, Inc.	163	6,267
Ameris Bancorp	853	44,100
Ames National Corp.	172	4,756
Arrow Financial Corp.	239	8,461
Associated Banc-Corp	4,237	112,069
Atlantic Capital Bancshares, Inc.(a)	422	8,145
BancFirst Corp.	454	25,946
Banco Latinoamericano de Comercio Exterior SA	661	17,906
Bancorp, Inc.(a)	1,059	10,961
BancorpSouth Bank	2,105	69,570
Bank of Commerce Holdings	301	3,356
Bank of Hawaii Corp.	1,049	88,336
Bank of Marin Bancorp	178	12,914
Bank of NT Butterfield & Son Ltd.	1,288	61,116
Bank of the Ozarks, Inc.	2,975	139,230
BankUnited, Inc.	2,585	102,392
Bankwell Financial Group, Inc.	100	3,158
Banner Corp.	756	43,394

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Bar Harbor Bankshares	342	$9,993
BCB Bancorp, Inc.	341	5,286
Blue Hills Bancorp, Inc.	483	9,817
BOK Financial Corp.	604	60,811
Boston Private Financial Holdings, Inc.	2,027	32,533
Bridge Bancorp, Inc.	390	12,831
Bryn Mawr Bank Corp.	401	17,885
Byline Bancorp, Inc.(a)	407	8,649
C&F Financial Corp.	55	3,185
Cadence BanCorp	627	18,327
Camden National Corp.	314	13,913
Capital City Bank Group, Inc.	289	6,468
Capstar Financial Holdings, Inc.(a)	140	2,673
Carolina Financial Corp.	543	21,291
Cathay General Bancorp	1,868	74,739
CBTX, Inc.	121	3,509
CenterState Bank Corp.	1,447	41,934
Central Pacific Financial Corp.	639	18,582
Central Valley Community Bancorp	222	4,573
Century Bancorp, Inc., Class A	53	4,240
Chemical Financial Corp.	1,740	95,509
Chemung Financial Corp.	55	2,596
Citizens & Northern Corp.	230	5,555
City Holding Co.	426	30,493
Civista Bancshares, Inc.	201	4,611
CNB Financial Corp.	298	8,451
CoBiz Financial, Inc.	783	15,777
Codorus Valley Bancorp, Inc.	221	6,455
Columbia Banking System, Inc.	1,740	69,965
Commerce Bancshares, Inc.	2,287	145,270
Community Bank System, Inc.	1,211	68,119
Community Bankers Trust Corp.(a)	433	3,767
Community Financial Corp.	82	2,955
Community Trust Bancorp, Inc.	405	19,440
ConnectOne Bancorp, Inc.	867	22,889
County Bancorp, Inc.	96	2,703
Cullen/Frost Bankers, Inc.	1,378	157,712
Customers Bancorp, Inc.(a)	747	21,529
CVB Financial Corp.	2,655	58,808
DNB Financial Corp.	60	2,091
Eagle Bancorp, Inc.(a)	823	48,310
East West Bancorp, Inc.	3,506	233,570
Enterprise Bancorp, Inc.	239	8,647
Enterprise Financial Services Corp.	632	32,137
Equity Bancshares, Inc., Class A(a)	273	10,409
Evans Bancorp, Inc.	95	4,304
Farmers & Merchants Bancorp, Inc./Archbold	240	10,586
Farmers Capital Bank Corp.	184	9,228
Farmers National Banc Corp.	467	6,888
FB Financial Corp.	323	12,865
FCB Financial Holdings, Inc., Class A(a)	961	55,546

Security	Shares	Value
Banks (continued)
Fidelity Southern Corp.	505	$11,479
Financial Institutions, Inc.	425	13,218
First Bancorp, Inc.	202	5,599
First BanCorp, Puerto Rico(a)	4,701	33,941
First Bancorp/Southern Pines NC	807	30,787
First Bancshares, Inc.	183	5,920
First Busey Corp.	912	27,041
First Business Financial Services, Inc.	134	3,483
First Citizens BancShares, Inc., Class A	180	77,812
First Commonwealth Financial Corp.	2,287	34,625
First Community Bancshares, Inc.	510	15,825
First Connecticut Bancorp, Inc.	308	7,423
First Financial Bancorp	2,346	72,609
First Financial Bankshares, Inc.	1,588	78,685
First Financial Corp.	332	14,193
First Financial Northwest, Inc.	162	2,738
First Foundation, Inc.(a)	674	12,058
First Guaranty Bancshares, Inc.	80	2,075
First Hawaiian, Inc.	1,423	39,204
First Horizon National Corp.	7,185	131,485
First Internet Bancorp	157	5,369
First Interstate Bancsystem, Inc., Class A	738	29,889
First Merchants Corp.	976	42,046
First Mid-Illinois Bancshares, Inc.	216	7,938
First Midwest Bancorp, Inc.	2,532	61,553
First Northwest Bancorp(a)	195	3,134
First of Long Island Corp.	759	20,114
FNB Bancorp.	105	3,803
FNB Corp.	8,127	105,638
Franklin Financial Network, Inc.(a)	249	8,391
Fulton Financial Corp.	4,118	69,594
German American Bancorp, Inc.	451	15,221
Glacier Bancorp, Inc.	1,928	71,394
Great Southern Bancorp, Inc.	219	11,574
Great Western Bancorp, Inc.	1,519	62,492
Green Bancorp, Inc.(a)	531	11,974
Guaranty Bancorp	529	15,077
Guaranty Bancshares, Inc.	194	6,361
Hancock Holding Co.	2,092	102,194
Hanmi Financial Corp.	835	23,046
HarborOne Bancorp, Inc.(a)	266	4,679
Heartland Financial USA, Inc.	658	35,302
Heritage Commerce Corp.	662	10,916
Heritage Financial Corp.	619	18,384
Home BancShares, Inc.	3,861	89,730
HomeTrust Bancshares, Inc.(a)	323	8,430
Hope Bancorp, Inc.	3,325	57,489
Horizon Bancorp	505	14,524
Howard Bancorp, Inc.(a)	175	3,325
Iberiabank Corp.	1,248	93,538
Independent Bank Corp.	1,142	61,029
Independent Bank Group, Inc.	530	37,842

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
International Bancshares Corp.	1,401	$55,760
Investar Holding Corp.	165	4,199
Investors Bancorp, Inc.	6,283	84,004
Lakeland Bancorp, Inc.	1,321	25,760
Lakeland Financial Corp.	680	32,314
LCNB Corp.	146	2,730
LegacyTexas Financial Group, Inc.	1,229	50,475
Live Oak Bancshares, Inc.	560	15,820
Macatawa Bank Corp.	543	5,799
MB Financial, Inc.	1,989	84,771
MBT Financial Corp.	283	2,880
Mercantile Bank Corp.	326	11,508
Metropolitan Bank Holding Corp.(a)	80	3,786
Middlefield Banc Corp.	52	2,668
Midland States Bancorp, Inc.	402	12,663
MidSouth Bancorp, Inc.(b)	440	6,138
MidWestOne Financial Group, Inc.	221	7,132
MutualFirst Financial, Inc.	99	3,638
National Bank Holdings Corp., Class A	652	22,937
National Bankshares, Inc.	140	6,419
National Commerce Corp.(a)	263	11,388
NBT Bancorp, Inc.	1,054	38,513
Nicolet Bankshares, Inc.(a)	187	10,392
Northeast Bancorp	166	3,237
Northrim BanCorp, Inc.	165	5,808
Norwood Financial Corp.	108	3,198
OFG Bancorp	1,110	14,985
Ohio Valley Banc Corp.	76	3,462
Old Line Bancshares, Inc.	428	14,573
Old National Bancorp	3,457	59,460
Old Point Financial Corp.	74	1,946
Old Second Bancorp, Inc.	550	7,865
Opus Bank	427	12,041
Orrstown Financial Services, Inc.	126	3,320
Pacific Mercantile Bancorp(a)	381	3,562
Pacific Premier Bancorp, Inc.(a)	917	36,451
PacWest Bancorp	3,115	159,613
Park National Corp.	337	36,356
Parke Bancorp, Inc.	133	3,119
Peapack Gladstone Financial Corp.	573	18,932
Penns Woods Bancorp, Inc.	108	4,698
People’s Utah Bancorp	281	8,950
Peoples Bancorp of North Carolina, Inc.	91	2,798
Peoples Bancorp, Inc.	349	12,515
Peoples Financial Services Corp.	157	7,363
Pinnacle Financial Partners, Inc.	1,750	112,088
Popular, Inc.	2,485	115,031
Preferred Bank	322	20,524
Premier Financial Bancorp, Inc.	145	2,854
Prosperity Bancshares, Inc.	1,676	120,287
QCR Holdings, Inc.	250	11,313
RBB Bancorp	131	3,579
Reliant Bancorp Inc.	141	3,243
Renasant Corp.	1,180	53,371

Security	Shares	Value
Banks (continued)
Republic Bancorp, Inc., Class A	207	$8,729
Republic First Bancorp, Inc.(a)	993	8,242
S&T Bancorp, Inc.	847	36,150
Sandy Spring Bancorp, Inc.	859	34,042
Seacoast Banking Corp. of Florida(a)	1,056	29,177
ServisFirst Bancshares, Inc.	1,065	44,687
Shore Bancshares, Inc.	294	5,318
Sierra Bancorp	313	8,720
Signature Bank(a)	1,329	168,982
Simmons First National Corp., Class A	2,011	60,732
SmartFinancial, Inc.(a)	141	3,363
South State Corp.	916	79,280
Southern First Bancshares, Inc.(a)	145	6,648
Southern National Bancorp of Virginia, Inc.	359	5,834
Southside Bancshares, Inc.	804	28,003
State Bank Financial Corp.	1,057	33,306
Sterling Bancorp	5,320	126,350
Stock Yards Bancorp, Inc.	458	17,152
Summit Financial Group, Inc.	213	5,336
SVB Financial Group(a)	1,282	384,100
Synovus Financial Corp.	2,902	151,688
TCF Financial Corp.	3,877	96,266
Texas Capital Bancshares, Inc.(a)	1,213	119,662
Tompkins Financial Corp.	337	26,185
TowneBank	1,678	50,172
Trico Bancshares	422	15,770
Tristate Capital Holdings, Inc.(a)	464	11,600
Triumph Bancorp, Inc.(a)	438	17,016
Trustmark Corp.	1,605	50,253
Two River Bancorp	145	2,471
UMB Financial Corp.	1,120	85,770
Umpqua Holdings Corp.	5,390	126,988
Union Bankshares Corp.	1,396	52,783
Union Bankshares, Inc.	61	3,111
United Bankshares, Inc.	2,506	85,079
United Community Banks, Inc.	1,869	59,677
United Security Bancshares	244	2,708
Unity Bancorp, Inc.	154	3,388
Univest Corp. of Pennsylvania	634	18,228
Valley National Bancorp	6,530	81,952
Veritex Holdings, Inc.(a)	406	11,660
Washington Trust Bancorp, Inc.	311	17,229
Webster Financial Corp.	2,235	134,525
WesBanco, Inc.	1,079	47,260
West BanCorp., Inc.	307	7,475
Westamerica BanCorp	562	31,365
Western Alliance Bancorp(a)	2,383	140,549
Wintrust Financial Corp.	1,345	120,310
Zions Bancorporation	4,766	260,938

		8,375,741
Beverages — 0.1%
Boston Beer Co., Inc., Class A(a)(b)	200	44,830

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Beverages (continued)
Castle Brands, Inc.(a)	1,688	$2,110
Coca-Cola Bottling Co. Consolidated	121	20,375
Craft Brew Alliance, Inc.(a)	318	6,137
MGP Ingredients, Inc.(b)	315	30,174
National Beverage Corp.	291	25,713
Primo Water Corp.(a)	666	8,685

		138,024
Biotechnology — 4.0%
Abeona Therapeutics, Inc.(a)(b)	633	11,046
ACADIA Pharmaceuticals, Inc.(a)(b)	2,421	38,276
Acceleron Pharma, Inc.(a)	972	33,933
Achillion Pharmaceuticals, Inc.(a)	2,909	10,967
Acorda Therapeutics, Inc.(a)	1,096	25,318
Adamas Pharmaceuticals, Inc.(a)(b)	381	11,502
Aduro Biotech, Inc.(a)	1,180	8,142
Advaxis, Inc.(a)	647	1,035
Agenus, Inc.(a)	1,493	5,121
Agios Pharmaceuticals, Inc.(a)(b)	1,197	100,440
Aileron Therapeutics, Inc.(a)	144	732
Aimmune Therapeutics, Inc.(a)(b)	901	27,967
Akebia Therapeutics, Inc.(a)	1,129	10,398
Alder Biopharmaceuticals, Inc.(a)	1,541	21,882
Alkermes PLC(a)	3,721	164,729
Alnylam Pharmaceuticals, Inc.(a)	2,131	201,443
AMAG Pharmaceuticals, Inc.(a)	864	17,755
Amicus Therapeutics, Inc.(a)	4,476	63,335
AnaptysBio, Inc.(a)	428	40,138
Anavex Life Sciences Corp.(a)(b)	651	1,484
Apellis Pharmaceuticals, Inc.(a)	275	6,630
Ardelyx, Inc.(a)	758	3,638
Arena Pharmaceuticals, Inc.(a)	1,162	46,294
ARMO BioSciences, Inc.(a)	146	3,887
Array BioPharma, Inc.(a)	4,895	66,376
Arsanis, Inc.(a)	107	2,143
Asterias Biotherapeutics, Inc.(a)	387	484
Atara Biotherapeutics, Inc.(a)	805	32,482
Athenex, Inc.(a)	134	2,145
Athersys, Inc.(a)	1,960	3,940
Audentes Therapeutics, Inc.(a)	509	19,016
Avexis, Inc.(a)	681	144,821
Axovant Sciences Ltd.(a)	669	716
Bellicum Pharmaceuticals, Inc.(a)	586	3,920
BioCryst Pharmaceuticals, Inc.(a)	2,266	11,149
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	799	23,299
Biospecifics Technologies Corp.(a)	104	4,412
BioTime, Inc.(a)	2,186	4,722
Bluebird Bio, Inc.(a)	1,189	202,308
Blueprint Medicines Corp.(a)	1,035	79,405
Calithera Biosciences, Inc.(a)	590	3,629
Calyxt, Inc.(a)	161	2,706
Cara Therapeutics, Inc.(a)(b)	533	6,599

Security	Shares	Value
Biotechnology (continued)
Catalyst Pharmaceutical, Inc.(a)	2,081	$5,827
Celldex Therapeutics, Inc.(a)(b)	3,476	2,572
ChemoCentryx, Inc.(a)	605	6,613
Chimerix, Inc.(a)	1,125	5,153
Clovis Oncology, Inc.(a)	1,051	45,592
Coherus Biosciences, Inc.(a)(b)	1,009	12,209
Conatus Pharmaceuticals, Inc.(a)	443	1,511
Concert Pharmaceuticals, Inc.(a)	489	8,924
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	1,059	6,301
Corvus Pharmaceuticals, Inc.(a)	132	1,267
Cue Biopharma, Inc.(a)	200	2,208
Curis, Inc.(a)	2,384	1,273
Cytokinetics, Inc.(a)	829	6,881
CytomX Therapeutics, Inc.(a)	705	18,542
Deciphera Pharmaceuticals, Inc.(a)	196	4,398
Denali Therapeutics, Inc.(a)	354	6,542
Dynavax Technologies Corp.(a)(b)	1,508	25,561
Eagle Pharmaceuticals, Inc.(a)(b)	205	10,662
Edge Therapeutics, Inc.(a)(b)	463	509
Editas Medicine, Inc.(a)	926	29,076
Emergent Biosolutions, Inc.(a)	861	44,651
Enanta Pharmaceuticals, Inc.(a)	386	35,917
Epizyme, Inc.(a)	1,256	16,140
Esperion Therapeutics, Inc.(a)(b)	432	30,244
Exact Sciences Corp.(a)(b)	2,853	142,679
Exelixis, Inc.(a)	7,162	149,113
Fate Therapeutics, Inc.(a)(b)	1,242	12,544
FibroGen, Inc.(a)	1,711	77,765
Five Prime Therapeutics, Inc.(a)	719	12,043
Flexion Therapeutics, Inc.(a)(b)	859	21,406
Fortress Biotech, Inc.(a)	699	2,796
Foundation Medicine, Inc.(a)	364	27,791
G1 Therapeutics, Inc.(a)	344	13,192
Genocea Biosciences, Inc.(a)	2,422	2,325
Genomic Health, Inc.(a)	480	15,230
Geron Corp.(a)(b)	3,679	13,686
Global Blood Therapeutics, Inc.(a)	930	41,060
Halozyme Therapeutics, Inc.(a)	2,888	54,670
Heron Therapeutics, Inc.(a)	1,321	40,026
Idera Pharmaceuticals, Inc.(a)	3,482	5,327
Immune Design Corp.(a)	411	1,521
ImmunoGen, Inc.(a)	2,416	26,552
Immunomedics, Inc.(a)(b)	2,473	45,033
Innoviva, Inc.(a)	1,830	26,535
Inovio Pharmaceuticals, Inc.(a)	2,645	11,612
Insmed, Inc.(a)(b)	1,895	46,105
Insys Therapeutics, Inc.(a)(b)	541	3,792
Intellia Therapeutics, Inc.(a)	368	7,367
Intercept Pharmaceuticals, Inc.(a)(b)	453	30,809
Intrexon Corp.(a)(b)	1,661	30,197
Invitae Corp.(a)	1,151	6,365
Ionis Pharmaceuticals, Inc.(a)(b)	3,013	129,649

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Iovance Biotherapeutics, Inc.(a)	1,838	$26,651
Ironwood Pharmaceuticals, Inc.(a)	3,441	62,351
Jounce Therapeutics, Inc.(a)	286	5,889
Karyopharm Therapeutics, Inc.(a)	871	11,393
Keryx Biopharmaceuticals, Inc.(a)(b)	2,175	9,635
Kindred Biosciences, Inc.(a)	565	5,170
Kura Oncology, Inc.(a)	595	9,014
La Jolla Pharmaceutical Co.(a)	411	11,927
Lexicon Pharmaceuticals, Inc.(a)	902	7,442
Ligand Pharmaceuticals, Inc.(a)	511	79,128
Loxo Oncology, Inc.(a)(b)	562	70,761
MacroGenics, Inc.(a)	866	19,970
Madrigal Pharmaceuticals, Inc.(a)(b)	121	13,692
Matinas BioPharma Holdings, Inc.(a)	755	335
MediciNova, Inc.(a)	1,045	11,777
Merrimack Pharmaceuticals, Inc.	230	1,950
Mersana Therapeutics, Inc.(a)(b)	267	4,544
MiMedx Group, Inc.(a)(b)	2,627	21,568
Minerva Neurosciences, Inc.(a)	489	3,203
Miragen Therapeutics, Inc.(a)	210	1,441
Momenta Pharmaceuticals, Inc.(a)	1,865	38,792
Myriad Genetics, Inc.(a)	1,581	44,727
NantKwest, Inc.(a)	511	1,993
Natera, Inc.(a)	816	9,082
Neurocrine Biosciences, Inc.(a)(b)	2,160	175,133
NewLink Genetics Corp.(a)(b)	478	2,180
Novavax, Inc.(a)	7,799	12,165
Novelion Therapeutics, Inc.(a)	194	832
Nymox Pharmaceutical Corp.(a)(b)	482	1,971
OPKO Health, Inc.(a)(b)	7,643	23,235
Organovo Holdings, Inc.(a)(b)	2,071	2,568
Otonomy, Inc.(a)	557	2,089
Ovid therapeutics, Inc.(a)	372	3,527
PDL BioPharma, Inc.(a)	3,844	11,224
Pieris Pharmaceuticals, Inc.(a)	911	5,803
Portola Pharmaceuticals, Inc.(a)	1,375	49,679
Progenics Pharmaceuticals, Inc.(a)	1,767	11,503
Protagonist Therapeutics, Inc.(a)	228	1,970
Prothena Corp. PLC(a)	942	11,304
PTC Therapeutics, Inc.(a)	971	26,926
Puma Biotechnology, Inc.(a)	698	44,498
Ra Pharmaceuticals, Inc.(a)	266	1,615
Radius Health, Inc.(a)	953	28,781
Recro Pharma, Inc.(a)	263	3,198
REGENXBIO, Inc.(a)	694	25,921
Repligen Corp.(a)	990	36,630
Retrophin, Inc.(a)	939	23,569
Rhythm Pharmaceuticals, Inc.(a)	180	4,268
Rigel Pharmaceuticals, Inc.(a)	3,353	12,104
Sage Therapeutics, Inc.(a)	1,023	147,230
Sangamo Therapeutics, Inc.(a)	2,029	32,058
Sarepta Therapeutics, Inc.(a)	1,479	112,936
Seattle Genetics, Inc.(a)(b)	2,579	132,019
Selecta Biosciences, Inc.(a)	291	3,411

Security	Shares	Value
Biotechnology (continued)
Seres Therapeutics, Inc.(a)	387	$2,968
Solid Biosciences, Inc.(a)	201	2,878
Spark Therapeutics, Inc.(a)(b)	673	51,363
Spectrum Pharmaceuticals, Inc.(a)	2,125	33,830
Spero Therapeutics, Inc.(a)	190	2,301
Stemline Therapeutics, Inc.(a)	690	11,868
Strongbridge Biopharma PLC(a)	678	5,187
Syndax Pharmaceuticals, Inc.(a)(b)	267	2,787
Synergy Pharmaceuticals, Inc.(a)(b)	5,693	8,881
Syros Pharmaceuticals, Inc.(a)	427	5,209
TESARO, Inc.(a)(b)	922	46,939
Tetraphase Pharmaceuticals, Inc.(a)	1,102	3,548
TG Therapeutics, Inc.(a)	1,257	18,038
Tocagen, Inc.(a)(b)	446	4,126
Trevena, Inc.(a)	985	1,832
Ultragenyx Pharmaceutical, Inc.(a)	1,107	56,280
United Therapeutics Corp.(a)	1,044	114,955
Vanda Pharmaceuticals, Inc.(a)	1,248	17,410
VBI Vaccines, Inc.(a)	1,004	3,143
Versartis, Inc.(a)	649	974
Voyager Therapeutics, Inc.(a)	448	8,136
XBiotech, Inc.(a)(b)	339	1,631
Xencor, Inc.(a)	978	28,352
ZIOPHARM Oncology, Inc.(a)(b)	3,188	13,453

		4,664,998
Building Products — 1.5%
AAON, Inc.	1,031	35,054
Advanced Drainage Systems, Inc.	896	22,579
Allegion PLC	2,333	180,061
Ameresco, Inc., Class A(a)	510	6,043
American Woodmark Corp.(a)	335	27,537
AO Smith Corp.	3,516	215,707
Apogee Enterprises, Inc.	641	26,352
Armstrong Flooring, Inc.(a)	504	6,224
Armstrong World Industries, Inc.(a)	1,068	59,808
Builders FirstSource, Inc.(a)	2,656	48,419
Caesarstone Ltd.	583	10,756
Continental Building Products, Inc.(a)	960	26,976
CSW Industrials, Inc.(a)	379	16,430
Fortune Brands Home & Security, Inc.	3,687	201,587
Gibraltar Industries, Inc.(a)	772	27,136
Griffon Corp.	685	13,631
Insteel Industries, Inc.	446	13,393
JELD-WEN Holding, Inc.(a)(b)	1,624	45,651
Lennox International, Inc.	937	181,188
Masonite International Corp.(a)	688	41,762
NCI Building Systems, Inc.(a)	1,076	18,830
Owens Corning	2,721	178,198
Patrick Industries, Inc.(a)	601	34,197
PGT Innovations, Inc.(a)	1,212	21,149
Quanex Building Products Corp.	1,084	18,591
Simpson Manufacturing Co., Inc.	977	53,422
Trex Co., Inc.(a)	719	74,690

5

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Building Products (continued)
Universal Forest Products, Inc.	1,468	$46,800
USG Corp.(a)	2,085	83,880

		1,736,051
Capital Markets — 1.8%
Artisan Partners Asset Management, Inc., Class A	1,138	36,587
Associated Capital Group, Inc., Class A	135	4,880
B. Riley Financial, Inc.	527	10,883
BGC Partners, Inc., Class A	5,823	77,795
BrightSphere Investment Group PLC	1,719	26,077
Cohen & Steers, Inc.	560	22,456
Cowen, Inc., Class A(a)(b)	594	9,207
Diamond Hill Investment Group, Inc.	73	14,266
Donnelley Financial Solutions, Inc.(a)	931	17,130
E*Trade Financial Corp.(a)	6,547	397,211
Eaton Vance Corp.	2,811	152,890
Evercore, Inc., Class A	947	95,884
Federated Investors, Inc., Class B	2,250	59,558
Financial Engines, Inc.	1,413	63,090
Gain Capital Holdings, Inc.	714	5,826
GAMCO Investors, Inc., Class A	91	2,334
Greenhill & Co., Inc.	576	11,693
Hamilton Lane, Inc., Class A	425	17,786
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,322	25,660
HFF, Inc., Class A	933	32,786
Houlihan Lokey, Inc.	733	32,619
INTL. FCStone, Inc.(a)	429	19,228
Investment Technology Group, Inc.	783	15,832
Ladenburg Thalmann Financial Services, Inc.	2,321	7,706
Lazard Ltd., Class A	2,894	157,492
Legg Mason, Inc.	2,076	82,417
LPL Financial Holdings, Inc.	2,182	132,164
Marcus & Millichap, Inc.(a)	358	12,229
Medley Management, Inc.	210	1,197
Moelis & Co., Class A	774	41,641
Oppenheimer Holdings, Inc., Class A	199	5,343
Piper Jaffray Cos.	339	23,747
PJT Partners, Inc., Class A	481	26,691
Pzena Investment Management, Inc., Class A	361	3,162
Safeguard Scientifics, Inc.(a)	486	6,294
SEI Investments Co.	3,283	207,584
Silvercrest Asset Management Group, Inc., Class A	132	2,033
Stifel Financial Corp.	1,616	94,180
Virtu Financial, Inc., Class A	631	22,716
Virtus Investment Partners, Inc.	202	23,301
Waddell & Reed Financial, Inc., Class A	2,005	40,581
Westwood Holdings Group, Inc.	191	11,074

Security	Shares	Value
Capital Markets (continued)
WisdomTree Investments, Inc.	2,128	$22,493

		2,075,723
Chemicals — 2.5%
A. Schulman, Inc.	710	30,459
AdvanSix, Inc.(a)	728	26,077
AgroFresh Solutions, Inc.(a)	506	3,502
American Vanguard Corp.	679	14,632
Ashland Global Holdings, Inc.	1,508	99,799
Axalta Coating Systems Ltd.(a)	5,195	160,525
Balchem Corp.	774	68,298
Cabot Corp.	1,481	82,729
CF Industries Holdings, Inc.	5,701	221,160
Chase Corp.	164	18,368
Chemours Co.	4,513	218,474
Codexis, Inc.(a)	952	10,710
Core Molding Technologies, Inc.	146	2,263
Ferro Corp.(a)	2,059	45,319
Flotek Industries, Inc.(a)	1,161	4,145
FutureFuel Corp.	472	5,522
GCP Applied Technologies, Inc.(a)	1,690	48,419
Hawkins, Inc.	195	6,338
HB Fuller Co.	1,220	60,353
Huntsman Corp.	4,924	146,587
Ingevity Corp.(a)	1,030	79,135
Innophos Holdings, Inc.	477	19,738
Innospec, Inc.	589	42,820
Intrepid Potash, Inc.(a)	2,250	10,193
KMG Chemicals, Inc.	333	20,476
Koppers Holdings, Inc.(a)	571	25,010
Kraton Corp.(a)	740	33,796
Kronos Worldwide, Inc.	578	13,317
Landec Corp.(a)	522	6,943
LSB Industries, Inc.(a)	395	2,184
Minerals Technologies, Inc.	881	60,833
NewMarket Corp.	181	68,699
Olin Corp.	4,007	120,971
OMNOVA Solutions, Inc.(a)	871	9,494
Platform Specialty Products Corp.(a)	5,498	55,365
PolyOne Corp.	1,962	82,110
PQ Group Holdings, Inc.(a)	739	10,272
Quaker Chemical Corp.	297	43,656
Rayonier Advanced Materials, Inc.	1,221	26,129
RPM International, Inc.	3,219	155,478
Scotts Miracle-Gro Co., Class A	1,039	86,840
Sensient Technologies Corp.	1,070	71,315
Stepan Co.	490	34,457
Trecora Resources(a)(b)	399	5,167
Tredegar Corp.	649	11,422
Trinseo SA	1,079	78,713
Tronox Ltd., Class A	2,201	37,813
Valhi, Inc.	605	5,022
Valvoline, Inc.	4,910	99,575

6

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Chemicals (continued)
Versum Materials, Inc.	2,654	$93,368
Westlake Chemical Corp.	860	91,994
WR Grace & Co.	1,666	114,021

		2,890,005
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	1,374	42,773
ACCO Brands Corp.	2,589	31,197
ADT, Inc.	2,423	21,589
Advanced Disposal Services, Inc.(a)	1,347	29,688
Aqua Metals, Inc.(a)(b)	269	842
ARC Document Solutions, Inc.(a)	659	1,450
Brink’s Co.	1,115	82,287
Casella Waste Systems, Inc., Class A(a)	981	24,044
CECO Environmental Corp.	608	2,858
Clean Harbors, Inc.(a)	1,340	61,372
Copart, Inc.(a)	4,840	247,227
Covanta Holding Corp.	2,927	43,612
Deluxe Corp.	1,174	80,466
Encore Capital Group, Inc.(a)	604	26,938
Ennis, Inc.	547	9,791
Essendant, Inc.	793	5,900
Healthcare Services Group, Inc.	1,743	67,332
Heritage-Crystal Clean, Inc.(a)	311	6,578
Herman Miller, Inc.	1,441	44,239
HNI Corp.	1,079	36,028
Hudson Technologies, Inc.(a)(b)	734	3,215
InnerWorkings, Inc.(a)(b)	945	9,544
Interface, Inc.	1,561	34,342
Iron Mountain, Inc.	6,881	233,507
KAR Auction Services, Inc.	3,311	172,139
Kimball International, Inc., Class B	930	15,364
Knoll, Inc.	1,290	24,600
LSC Communications, Inc.	949	16,589
McGrath RentCorp	575	33,885
Mobile Mini, Inc.	1,063	44,646
MSA Safety, Inc.	803	69,732
Multi-Color Corp.	376	24,421
NL Industries, Inc.(a)	244	1,867
Pitney Bowes, Inc.	4,486	45,847
Quad/Graphics, Inc.	800	19,768
Rollins, Inc.	2,337	113,391
RR Donnelley & Sons Co.	1,874	15,835
Steelcase, Inc., Class A	2,191	29,031
Sykes Enterprises, Inc.(a)	1,004	28,875
Team, Inc.(a)(b)	749	12,696
Tetra Tech, Inc.	1,363	65,969
U.S. Ecology, Inc.	572	30,488
UniFirst Corp.	365	58,619
Viad Corp.	462	23,446

Security	Shares	Value
Commercial Services & Supplies (continued)
VSE Corp.	185	$9,489

		2,003,516
Communications Equipment — 1.3%
ADTRAN, Inc.	1,284	18,811
Aerohive Networks, Inc.(a)	464	1,888
Applied Optoelectronics, Inc.(a)(b)	484	15,469
Arista Networks, Inc.(a)	1,315	347,883
ARRIS International PLC(a)	4,390	118,530
Bel Fuse, Inc., Class B	197	3,812
CalAmp Corp.(a)	977	19,296
Calix, Inc.(a)	818	5,440
Casa Systems, Inc.(a)	132	3,087
Ciena Corp.(a)	3,485	89,739
Clearfield, Inc.(a)	168	2,050
CommScope Holding Co., Inc.(a)	4,598	175,735
Comtech Telecommunications Corp.	527	16,121
Digi International, Inc.(a)	638	7,337
EchoStar Corp., Class A(a)	1,209	63,521
Emcore Corp.(a)	790	3,555
Extreme Networks, Inc.(a)	2,787	29,821
Finisar Corp.(a)	2,786	43,406
Harmonic, Inc.(a)	2,090	7,628
Infinera Corp.(a)	3,545	41,547
InterDigital, Inc.	831	61,868
KVH Industries, Inc.(a)	273	2,894
Loral Space & Communications, Inc.(a)	274	10,645
Lumentum Holdings, Inc.(a)	1,495	75,423
NETGEAR, Inc.(a)	762	42,139
Oclaro, Inc.(a)	4,000	31,680
Plantronics, Inc.	800	52,120
Quantenna Communications, Inc.(a)(b)	588	7,450
Ribbon Communications, Inc.(a)	1,059	6,163
Ubiquiti Networks, Inc.(a)(b)	536	38,195
ViaSat, Inc.(a)(b)	1,354	86,629
Viavi Solutions, Inc.(a)(b)	5,520	52,154

		1,482,036
Construction & Engineering — 1.0%
AECOM(a)(b)	3,938	135,590
Aegion Corp.(a)	871	19,763
Argan, Inc.	331	13,240
Chicago Bridge & Iron Co. NV(b)	2,469	37,282
Comfort Systems USA, Inc.	908	38,318
Dycom Industries, Inc.(a)	734	76,233
EMCOR Group, Inc.	1,448	106,558
Fluor Corp.	3,419	201,550
Granite Construction, Inc.	963	50,442
Great Lakes Dredge & Dock Corp.(a)(b)	1,326	6,100
HC2 Holdings, Inc.(a)	751	3,830
IES Holdings, Inc.(a)	144	2,434
Jacobs Engineering Group, Inc.	3,013	175,025
KBR, Inc.	3,374	56,312
Layne Christensen Co.(a)(b)	435	6,138

7

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.(a)(b)	1,627	$71,588
MYR Group, Inc.(a)	502	15,060
Northwest Pipe Co.(a)(b)	170	3,354
NV5 Global, Inc.(a)	172	10,122
Orion Group Holdings, Inc.(a)	592	3,588
Primoris Services Corp.	930	23,799
Quanta Services, Inc.(a)	3,673	119,372
Sterling Construction Co., Inc.(a)	678	7,546
Tutor Perini Corp.(a)	980	20,237

		1,203,481
Construction Materials — 0.2%
Eagle Materials, Inc.	1,154	114,200
Forterra, Inc.(a)	400	2,936
Summit Materials, Inc., Class A(a)	2,644	74,402
United States Lime & Minerals, Inc.	34	2,541
US Concrete, Inc.(a)(b)	441	25,776

		219,855
Consumer Discretionary — 0.1%
Acushnet Holdings Corp.	730	17,637
American Outdoor Brands Corp.(a)(b)	1,336	14,696
At Home Group, Inc.(a)	240	8,446
Camping World Holdings, Inc., Class A	796	22,789
SP Plus Corp.(a)	435	15,290

		78,858
Consumer Finance — 0.5%
Credit Acceptance Corp.(a)(b)	275	90,981
Curo Group Holdings Corp.(a)	229	5,008
Elevate Credit, Inc.(a)	275	2,101
Enova International, Inc.(a)	869	25,462
Ezcorp, Inc., Class A(a)(b)	1,124	15,399
Green Dot Corp., Class A(a)	1,137	69,141
Navient Corp.	6,383	84,639
Nelnet, Inc., Class A	491	25,930
OneMain Holdings, Inc.(a)	1,760	54,296
PRA Group, Inc.(a)	1,067	37,985
Regional Management Corp.(a)	267	8,776
Santander Consumer USA Holdings, Inc.	3,617	66,734
SLM Corp.(a)	10,608	121,768
World Acceptance Corp.(a)	141	14,452

		622,672
Containers & Packaging — 1.5%
AptarGroup, Inc.	1,493	139,596
Ardagh Group SA	489	9,936
Avery Dennison Corp.	2,152	225,551
Bemis Co., Inc.	2,227	96,362
Berry Global Group, Inc.(a)	3,203	176,165
Crown Holdings, Inc.(a)	3,177	158,342
Graphic Packaging Holding Co.	7,592	108,551

Security	Shares	Value
Containers & Packaging (continued)
Greif, Inc., Class A	660	$38,623
Greif, Inc., Class B	116	7,302
Myers Industries, Inc.	712	16,590
Owens-Illinois, Inc.(a)	4,017	81,666
Packaging Corp. of America	2,273	262,963
Sealed Air Corp.	4,384	192,238
Silgan Holdings, Inc.	1,796	50,414
Sonoco Products Co.	2,396	123,059
UFP Technologies, Inc.(a)	109	3,624

		1,690,982
Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,136	23,413
Funko, Inc., Class A(a)	323	2,839
Pool Corp.	958	132,980
VOXX International Corp.(a)	376	1,880
Weyco Group, Inc.	103	3,780

		164,892
Diversified Consumer Services — 1.1%
2U, Inc.(a)	1,152	92,724
Adtalem Global Education, Inc.(a)	1,446	68,830
American Public Education, Inc.(a)	405	16,322
Ascent Capital Group, Inc., Class A(a)	252	872
Bridgepoint Education, Inc.(a)	412	2,406
Bright Horizons Family Solutions, Inc.(a)	1,403	133,117
Cambium Learning Group, Inc.(a)	281	2,849
Capella Education Co.	285	26,149
Career Education Corp.(a)	1,800	23,346
Carriage Services, Inc.	319	8,304
Collectors Universe, Inc.	114	1,786
Graham Holdings Co., Class B	105	63,320
Grand Canyon Education, Inc.(a)	1,135	118,029
H&R Block, Inc.	5,050	139,605
Hillenbrand, Inc.	1,552	71,935
Houghton Mifflin Harcourt Co.(a)	2,915	19,822
K12, Inc.(a)	952	14,566
Laureate Education, Inc., Class A(a)(b)	1,262	17,819
Liberty Tax, Inc.	144	1,483
Matthews International Corp., Class A	783	38,484
Regis Corp.(a)	1,040	16,245
Service Corp. International	4,340	158,453
ServiceMaster Global Holdings, Inc.(a)	3,279	165,917
Sotheby’s(a)	918	48,470
Strayer Education, Inc.	238	25,007
Weight Watchers International, Inc.(a)	677	47,424

		1,323,284
Diversified Financial Services — 1.1%
Cannae Holdings, Inc.(a)	1,361	28,118
Cboe Global Markets, Inc.	2,739	292,470
FactSet Research Systems, Inc.	941	177,953

8

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Financial Services (continued)
MarketAxess Holdings, Inc.	902	$179,164
Marlin Business Services Corp.	234	6,412
Morningstar, Inc.	468	50,815
MSCI, Inc.	2,182	326,929
On Deck Capital, Inc.(a)	1,068	5,607
PHH Corp.(a)	680	7,215
PICO Holdings, Inc.(a)	400	4,820
Tiptree, Inc., Class A	689	4,375
Voya Financial, Inc.	4,440	232,382

		1,316,260
Diversified Telecommunication Services — 0.4%
8x8, Inc.(a)	2,249	45,542
ATN International, Inc.	260	13,780
Cincinnati Bell, Inc.(a)	1,283	19,438
Cogent Communications Holdings, Inc.	959	45,217
Consolidated Communications Holdings, Inc.	1,543	17,436
Frontier Communications Corp.(b)	2,110	17,513
Globalstar, Inc.(a)	12,015	7,348
Hawaiian Telcom Holdco, Inc.(a)	118	3,214
IDT Corp., Class B(a)	309	1,675
Intelsat SA(a)(b)	991	9,682
Iridium Communications, Inc.(a)	2,071	24,645
Ooma, Inc.(a)	494	5,261
ORBCOMM, Inc.(a)	1,711	15,433
pdvWireless, Inc.(a)	205	5,966
Vonage Holdings Corp.(a)	4,961	55,464
Windstream Holdings, Inc.	3,839	5,950
Zayo Group Holdings, Inc.(a)	4,534	164,584

		458,148
Electric Utilities — 1.2%
ALLETE, Inc.	1,236	94,443
El Paso Electric Co.	1,052	53,705
Great Plains Energy, Inc.	5,256	171,996
Hawaiian Electric Industries, Inc.	2,690	93,316
IDACORP, Inc.	1,228	114,204
MGE Energy, Inc.	905	52,535
OGE Energy Corp.	4,926	161,918
Otter Tail Corp.	1,042	45,692
Pinnacle West Capital Corp.	2,728	219,604
PNM Resources, Inc.	1,936	76,762
Portland General Electric Co.	2,226	94,560
Spark Energy, Inc., Class A	216	2,689
Unitil Corp.	298	14,480
Westar Energy, Inc.	3,459	187,409

		1,383,313
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	123	4,904
Atkore International Group, Inc.(a)	899	15,975
AZZ, Inc.	625	27,844

Security	Shares	Value
Electrical Equipment (continued)
Babcock & Wilcox Enterprises, Inc.(a)(b)	4,924	$11,227
Brady Corp., Class A	1,044	38,002
Encore Wire Corp.	506	26,641
Energous Corp.(a)(b)	391	7,022
EnerSys	1,012	69,383
Franklin Electric Co., Inc.	1,189	48,749
Generac Holdings, Inc.(a)	1,463	65,850
General Cable Corp.	1,250	37,062
Hubbell, Inc.	1,332	138,341
II-VI, Inc.(a)(b)	1,430	54,483
LSI Industries, Inc.	509	3,120
Plug Power, Inc.(a)(b)	5,974	10,931
Powell Industries, Inc.	184	5,529
Preformed Line Products Co.	71	4,775
Regal-Beloit Corp.	1,084	77,181
Revolution Lighting Technologies, Inc.(a)	279	993
Sensata Technologies Holding PLC(a)	4,142	210,082
Sunrun, Inc.(a)(b)	2,179	20,090
Thermon Group Holdings, Inc.(a)	695	15,839
TPI Composites, Inc.(a)(b)	227	5,142
Vicor Corp.(a)	434	15,559

		914,724
Electronic Equipment, Instruments & Components — 3.0%
Agilysys, Inc.(a)	267	3,145
Akoustis Technologies, Inc.(a)(b)	199	1,009
Anixter International, Inc.(a)	692	40,759
Arrow Electronics, Inc.(a)	2,133	159,420
Avnet, Inc.	2,916	114,395
AVX Corp.	1,126	16,620
Badger Meter, Inc.	729	30,946
Belden, Inc.	1,037	63,879
Benchmark Electronics, Inc.	1,144	30,087
CDW Corp.	3,650	260,208
Cognex Corp.	4,063	187,914
Coherent, Inc.(a)	593	99,754
Control4 Corp.(a)	703	14,651
CTS Corp.	914	27,374
Daktronics, Inc.	708	6,379
Dolby Laboratories, Inc., Class A	1,397	83,569
Electro Scientific Industries, Inc.(a)	814	14,652
Fabrinet(a)	883	24,909
FARO Technologies, Inc.(a)	417	21,059
Fitbit, Inc., Series A(a)	4,825	26,779
FLIR Systems, Inc.	3,365	180,196
Insight Enterprises, Inc.(a)	877	31,090
IPG Photonics Corp.(a)	878	187,040
Iteris, Inc.(a)(b)	428	2,170
Itron, Inc.(a)	818	53,497
Jabil, Inc.	4,226	112,412
KEMET Corp.(a)	1,396	24,039
Keysight Technologies, Inc.(a)	4,573	236,333

9

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Kimball Electronics, Inc.(a)	529	$8,385
Knowles Corp.(a)	2,505	32,064
Littelfuse, Inc.	588	109,909
Maxwell Technologies, Inc.(a)	557	2,857
Mercury Systems, Inc.(a)(b)	1,135	36,411
Mesa Laboratories, Inc.(b)	80	13,465
Methode Electronics, Inc.	830	33,117
Microvision, Inc.(a)(b)	1,665	2,131
MTS Systems Corp.	401	20,371
Napco Security Technologies, Inc.(a)	195	2,087
National Instruments Corp.	2,607	106,600
Novanta, Inc.(a)	791	46,511
OSI Systems, Inc.(a)	475	30,410
Park Electrochemical Corp.	401	6,829
PC Connection, Inc.	235	6,272
PCM, Inc.(a)(b)	204	2,642
Plexus Corp.(a)	810	44,420
Radisys Corp.(a)	655	500
Rogers Corp.(a)	432	46,094
Sanmina Corp.(a)	1,708	50,386
ScanSource, Inc.(a)	573	19,654
SYNNEX Corp.	707	70,820
Tech Data Corp.(a)	854	65,117
Trimble, Inc.(a)	6,051	209,330
TTM Technologies, Inc.(a)	2,259	31,490
Universal Display Corp.	1,011	89,019
VeriFone Systems, Inc.(a)	2,829	65,095
Vishay Intertechnology, Inc.	3,157	55,721
Vishay Precision Group, Inc.(a)	258	7,301
Zebra Technologies Corp., Class A(a)	1,278	172,313

		3,441,606
Energy Equipment & Services — 1.2%
Archrock, Inc.	3,179	34,333
Basic Energy Services, Inc.(a)	470	7,605
Bristow Group, Inc.	719	11,540
C&J Energy Services, Inc.(a)	1,307	39,027
Cactus, Inc.(a)	565	16,221
CARBO Ceramics, Inc.(a)(b)	429	3,792
Diamond Offshore Drilling, Inc.(a)(b)	1,650	30,344
Dril-Quip, Inc.(a)(b)	1,005	41,657
Ensco PLC, Class A	10,583	59,794
Era Group, Inc.(a)	360	3,798
Exterran Corp.(a)	843	24,691
Fairmount Santrol Holdings, Inc.(a)	4,007	22,039
Forum Energy Technologies, Inc.(a)	1,990	25,074
Frank’s International NV	987	6,899
FTS International, Inc.(a)	465	9,286
Geospace Technologies Corp.(a)	247	2,603
Gulf Island Fabrication, Inc.	234	2,340
Helix Energy Solutions Group, Inc.(a)	3,808	29,398
Helmerich & Payne, Inc.	2,589	180,065
Independence Contract Drilling, Inc.(a)	549	2,520

Security	Shares	Value
Energy Equipment & Services (continued)
Keane Group, Inc.(a)	1,309	$20,355
Key Energy Services, Inc.(a)	175	2,805
Liberty Oilfield Services, Inc.(a)(b)	338	6,740
Mammoth Energy Services, Inc.(a)	205	6,658
Matrix Service Co.(a)	572	8,809
McDermott International, Inc.(a)(b)	6,727	44,398
Nabors Industries Ltd.	7,698	58,582
Natural Gas Services Group, Inc.(a)	222	5,350
NCS Multistage Holdings, Inc.(a)	214	3,899
Newpark Resources, Inc.(a)	2,057	21,599
Nine Energy Service, Inc.(a)	184	5,619
Noble Corp. PLC(a)(b)	5,984	27,945
Oceaneering International, Inc.	2,428	51,571
Oil States International, Inc.(a)	1,240	44,578
Parker Drilling Co.(a)(b)	2,983	1,881
Patterson-UTI Energy, Inc.	5,087	108,964
PHI, Inc.(a)	199	2,493
Pioneer Energy Services Corp.(a)	2,025	6,986
ProPetro Holding Corp.(a)	1,280	23,424
Ranger Energy Services, Inc.(a)	118	974
RigNet, Inc.(a)	232	3,503
Rowan Cos. PLC, Class A(a)	2,914	42,078
RPC, Inc.	1,413	25,448
SEACOR Holdings, Inc.(a)	420	23,033
SEACOR Marine Holdings, Inc.(a)	340	8,055
Select Energy Services, Inc., Class A(a)	731	11,002
Smart Sand, Inc.(a)	403	2,950
Solaris Oilfield Infrastructure, Inc., Class A(a)	375	7,050
Superior Energy Services, Inc.(a)	4,036	43,306
TETRA Technologies, Inc.(a)	2,422	9,518
Transocean Ltd.(a)(b)	10,431	129,031
Unit Corp.(a)	1,194	27,080
Weatherford International PLC(a)(b)	21,397	63,118

		1,401,828
Equity Real Estate Investment Trusts (REITs) — 0.0%
Americold Realty Trust	1,280	26,381
Clipper Realty, Inc.	285	2,334
Jernigan Capital, Inc.	214	4,109
MedEquities Realty Trust, Inc.	552	5,625
Safety Income and Growth, Inc.(b)	190	3,410

		41,859
Food & Staples Retailing — 0.6%
Andersons, Inc.	625	20,406
Casey’s General Stores, Inc.	920	88,872
Chefs’ Warehouse, Inc.(a)	521	12,634
Diplomat Pharmacy, Inc.(a)	1,201	26,170
Ingles Markets, Inc., Class A	294	10,069
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	158	1,130
Performance Food Group Co.(a)	2,452	79,567

10

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing (continued)
PriceSmart, Inc.	591	$51,772
Rite Aid Corp.(a)(b)	26,013	43,440
Smart & Final Stores, Inc.(a)	418	2,132
SpartanNash Co.	1,060	19,271
Sprouts Farmers Market, Inc.(a)(b)	3,194	79,946
SuperValu, Inc.(a)	1,029	18,018
U.S. Foods Holding Corp.(a)	5,039	172,233
United Natural Foods, Inc.(a)(b)	1,234	55,555
Village Super Market, Inc., Class A	136	3,699
Weis Markets, Inc.	196	9,020

		693,934
Food Products — 1.3%
Alico, Inc.	65	2,100
B&G Foods, Inc.(b)	1,602	36,446
Cal-Maine Foods, Inc.(a)	739	35,989
Calavo Growers, Inc.	395	37,011
Darling Ingredients, Inc.(a)	3,916	67,120
Dean Foods Co.	2,512	21,628
Farmer Bros Co.(a)	213	6,039
Flowers Foods, Inc.	4,278	96,703
Fresh Del Monte Produce, Inc.	826	40,598
Freshpet, Inc.(a)	619	12,256
Hain Celestial Group, Inc.(a)	2,505	72,971
Hostess Brands, Inc.(a)	1,963	27,580
Ingredion, Inc.	1,742	210,939
J&J Snack Foods Corp.	368	50,567
John B Sanfilippo & Son, Inc.	216	12,288
Lamb Weston Holdings, Inc.	3,563	232,735
Lancaster Colony Corp.	465	58,399
Limoneira Co.	257	5,983
Pilgrim’s Pride Corp.(a)	1,305	28,188
Pinnacle Foods, Inc.	2,883	174,133
Post Holdings, Inc.(a)(b)	1,571	125,004
Sanderson Farms, Inc.	479	53,246
Seneca Foods Corp., Class A(a)	140	3,857
Tootsie Roll Industries, Inc.	338	9,650
TreeHouse Foods, Inc.(a)(b)	1,338	51,513

		1,472,943
Gas Utilities — 1.0%
Atmos Energy Corp.	2,639	229,303
Chesapeake Utilities Corp.	369	28,044
National Fuel Gas Co.	1,985	101,930
New Jersey Resources Corp.	2,093	86,546
Northwest Natural Gas Co.	757	46,404
ONE Gas, Inc.	1,261	87,917
RGC Resources, Inc.	119	3,082
South Jersey Industries, Inc.	2,049	63,314
Southwest Gas Holdings, Inc.	1,165	85,033
Spire, Inc.	1,160	83,694
UGI Corp.	4,212	203,770
WGL Holdings, Inc.	1,249	106,290

		1,125,327

Security	Shares	Value
Health Care Equipment & Supplies — 3.3%
Abaxis, Inc.	540	$35,948
ABIOMED, Inc.(a)	997	300,047
Accuray, Inc.(a)	2,606	13,030
Analogic Corp.	309	25,678
AngioDynamics, Inc.(a)	1,055	20,446
Anika Therapeutics, Inc.(a)(b)	352	15,491
Antares Pharma, Inc.(a)(b)	3,752	8,777
AtriCure, Inc.(a)	748	16,628
Atrion Corp.	36	22,396
AxoGen, Inc.(a)	717	28,537
Cantel Medical Corp.	877	98,285
Cardiovascular Systems, Inc.(a)	1,029	23,513
Cerus Corp.(a)	2,876	14,955
ConforMIS, Inc.(a)	592	767
CONMED Corp.	656	42,660
Cooper Cos., Inc.	1,172	268,048
Corindus Vascular Robotics, Inc.(a)	1,382	1,437
CryoLife, Inc.(a)	780	17,511
Cutera, Inc.(a)	334	16,750
DexCom, Inc.(a)(b)	2,090	152,946
Endologix, Inc.(a)	1,673	7,211
FONAR Corp.(a)	123	3,499
GenMark Diagnostics, Inc.(a)(b)	1,341	8,395
Glaukos Corp.(a)(b)	732	24,654
Globus Medical, Inc., Class A(a)	1,702	87,125
Haemonetics Corp.(a)	1,300	101,452
Halyard Health, Inc.(a)	1,212	57,412
Hill-Rom Holdings, Inc.	1,586	136,126
ICU Medical, Inc.(a)	370	93,129
Inogen, Inc.(a)	414	58,200
Insulet Corp.(a)	1,407	121,002
Integra LifeSciences Holdings Corp.(a)(b)	1,542	95,033
Invacare Corp.(b)	900	16,380
iRhythm Technologies, Inc.(a)	384	22,330
K2M Group Holdings, Inc.(a)	958	18,298
Lantheus Holdings, Inc.(a)	754	13,421
LeMaitre Vascular, Inc.	351	11,039
LivaNova PLC(a)	1,173	104,139
Masimo Corp.(a)	1,083	97,178
Meridian Bioscience, Inc.	883	12,892
Merit Medical Systems, Inc.(a)	1,185	57,472
Natus Medical, Inc.(a)(b)	756	24,986
Neogen Corp.(a)	1,201	81,848
Nevro Corp.(a)(b)	680	60,765
Novocure Ltd.(a)	1,461	39,885
NuVasive, Inc.(a)	1,219	64,863
NxStage Medical, Inc.(a)	1,638	43,604
Obalon Therapeutics, Inc.(a)	174	670
Ocular Therapeutix, Inc.(a)(b)	498	3,132

11

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc.(a)	1,400	$24,822
Orthofix International NV(a)	415	25,323
OrthoPediatrics Corp.(a)	160	3,011
Oxford Immunotec Global PLC(a)	660	8,468
Pulse Biosciences, Inc.(a)	180	3,166
Quidel Corp.(a)	701	39,747
Quotient Ltd.(a)(b)	417	1,739
ResMed, Inc.	3,392	321,019
Rockwell Medical, Inc.(a)(b)	978	5,174
RTI Surgical, Inc.(a)	1,125	4,950
Sientra, Inc.(a)	391	5,153
STAAR Surgical Co.(a)	1,001	16,266
STERIS PLC	2,034	192,254
Surmodics, Inc.(a)	291	10,869
Tactile Systems Technology, Inc.(a)(b)	294	10,234
Teleflex, Inc.	1,094	293,061
Utah Medical Products, Inc.	77	7,819
Varex Imaging Corp.(a)(b)	901	32,427
Veracyte, Inc.(a)	454	2,751
ViewRay, Inc.(a)(b)	836	6,170
Viveve Medical, Inc.(a)	263	905
West Pharmaceutical Services, Inc.	1,785	157,455
Wright Medical Group NV(a)	2,472	48,476

		3,811,249
Health Care Providers & Services — 1.7%
AAC Holdings, Inc.(a)	267	3,025
Acadia Healthcare Co., Inc.(a)(b)	1,939	68,990
Addus HomeCare Corp.(a)	160	8,400
Amedisys, Inc.(a)	686	45,338
American Renal Associates Holdings, Inc.(a)(b)	232	3,399
AMN Healthcare Services, Inc.(a)	1,128	75,407
BioScrip, Inc.(a)	2,803	7,372
BioTelemetry, Inc.(a)	837	31,973
Brookdale Senior Living, Inc.(a)	4,502	32,587
Capital Senior Living Corp.(a)	650	7,637
Chemed Corp.	381	117,432
Civitas Solutions, Inc.(a)	442	6,298
Community Health Systems, Inc.(a)(b)	2,532	9,571
Corvel Corp.(a)	195	9,565
Cross Country Healthcare, Inc.(a)	756	9,510
Encompass Health Corp.	2,397	145,786
Ensign Group, Inc.	1,256	35,005
Envision Healthcare Corp.(a)(b)	2,924	108,685
Genesis Healthcare, Inc.(a)(b)	519	789
HealthEquity, Inc.(a)	1,223	80,314
HMS Holdings Corp.(a)	2,024	36,452
Integer Holdings Corp.(a)	766	42,053
Kindred Healthcare, Inc.	2,191	19,500
LHC Group, Inc.(a)	663	49,340
LifePoint Health, Inc.(a)	874	41,865
Magellan Health, Inc.(a)	582	48,801

Security	Shares	Value
Health Care Providers & Services (continued)
MEDNAX, Inc.(a)	2,214	$101,645
Molina Healthcare, Inc.(a)	1,123	93,490
National Healthcare Corp.	230	14,094
National Research Corp., Class A	268	8,764
Owens & Minor, Inc.	1,517	24,651
Patterson Cos., Inc.	2,000	46,560
Penumbra, Inc.(a)	713	88,662
PetIQ, Inc.(a)(b)	135	3,017
Premier, Inc., Class A(a)(b)	1,337	44,108
Providence Service Corp.(a)	265	20,108
R1 RCM, Inc.(a)	2,590	19,244
RadNet, Inc.(a)	849	11,249
Select Medical Holdings Corp.(a)	2,635	47,562
Surgery Partners, Inc.(a)	520	8,320
Teladoc, Inc.(a)(b)	1,396	60,028
Tenet Healthcare Corp.(a)	1,943	46,515
Tivity Health, Inc.(a)(b)	954	34,296
Triple-S Management Corp., Class B(a)	589	16,698
U.S. Physical Therapy, Inc.	332	30,295
WellCare Health Plans, Inc.(a)	1,087	223,009

		1,987,409
Health Care Technology — 0.5%
athenahealth, Inc.(a)	968	118,551
Castlight Health, Inc., Class B(a)(b)	1,124	4,215
Computer Programs & Systems, Inc.	224	6,686
Cotiviti Holdings, Inc.(a)	1,011	34,920
Evolent Health, Inc., Class A(a)	1,547	25,526
HealthStream, Inc.	543	12,592
Inovalon Holdings, Inc., Class A(a)	1,696	17,893
Medidata Solutions, Inc.(a)	1,381	98,548
NantHealth, Inc.(a)	491	1,674
Omnicell, Inc.(a)	934	40,255
Quality Systems, Inc.(a)	1,608	21,596
Simulations Plus, Inc.	211	3,471
Tabula Rasa HealthCare, Inc.(a)	283	11,600
Veeva Systems, Inc., Class A(a)	2,695	188,930
Vocera Communications, Inc.(a)	754	18,903

		605,360
Hotels, Restaurants & Leisure — 2.7%
Aramark	5,973	223,293
Belmond Ltd., Class A(a)	2,585	27,660
Biglari Holdings, Inc.(a)	26	8,899
BJ’s Restaurants, Inc.	526	29,377
Bloomin’ Brands, Inc.	2,169	51,319
Bluegreen Vacations Corp.	220	5,119
Bojangles’, Inc.(a)	483	7,124
Boyd Gaming Corp.	2,110	70,073
Braemar Hotels & Resorts, Inc.	541	5,626
Brinker International, Inc.	1,149	50,085
Caesars Entertainment Corp.(a)	3,576	40,588
Carrols Restaurant Group, Inc.(a)	734	7,560

12

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Century Casinos, Inc.(a)	693	$5,322
Cheesecake Factory, Inc.	1,066	55,379
Choice Hotels International, Inc.	814	65,161
Churchill Downs, Inc.	274	75,240
Chuy’s Holdings, Inc.(a)(b)	351	10,039
Cracker Barrel Old Country Store, Inc.(b)	472	77,687
Dave & Buster’s Entertainment, Inc.(a)(b)	866	36,796
Del Frisco’s Restaurant Group, Inc.(a)	450	7,155
Del Taco Restaurants, Inc.(a)	867	9,676
Denny’s Corp.(a)	1,729	30,275
Dine Brands Global, Inc.	431	34,196
Domino’s Pizza, Inc.	1,067	257,926
Dunkin’ Brands Group, Inc.	2,223	135,514
El Pollo Loco Holdings, Inc.(a)	384	3,840
Eldorado Resorts, Inc.(a)	1,170	47,385
Empire Resorts, Inc.(a)(b)	81	1,543
Extended Stay America, Inc.	4,698	91,987
Fiesta Restaurant Group, Inc.(a)	557	11,697
Golden Entertainment, Inc.(a)	545	14,579
Habit Restaurants, Inc., Class A(a)	428	4,323
Hilton Grand Vacations, Inc.(a)	2,246	96,578
Hyatt Hotels Corp., Class A	1,131	86,940
ILG, Inc.	2,570	87,714
International Game Technology PLC	2,714	76,725
International Speedway Corp., Class A	604	24,824
J Alexander’s Holdings, Inc.(a)	266	3,179
Jack in the Box, Inc.	709	63,597
La Quinta Holdings, Inc.(a)	1,912	37,361
Lindblad Expeditions Holdings, Inc.(a)	459	5,026
Marcus Corp.	468	13,946
Marriott Vacations Worldwide Corp.	520	63,757
Monarch Casino & Resort, Inc.(a)	350	14,931
Nathan’s Famous, Inc.	78	6,392
Noodles & Co.(a)(b)	309	2,240
Papa John’s International, Inc.	639	39,618
Penn National Gaming, Inc.(a)	1,566	47,465
Pinnacle Entertainment, Inc.(a)	1,311	42,109
Planet Fitness, Inc., Class A(a)	2,089	84,166
PlayAGS, Inc.(a)	259	5,856
Potbelly Corp.(a)(b)	435	5,198
RCI Hospitality Holdings, Inc.	186	5,057
Red Lion Hotels Corp.(a)	441	4,344
Red Robin Gourmet Burgers, Inc.(a)	318	19,827
Red Rock Resorts, Inc., Class A	1,777	53,648
Ruth’s Hospitality Group, Inc.	742	19,923
Scientific Games Corp., Class A(a)	1,302	69,397
SeaWorld Entertainment, Inc.(a)	1,747	26,362
Shake Shack, Inc., Class A(a)	558	26,566
Six Flags Entertainment Corp.	1,613	102,006
Sonic Corp.	941	24,381
Speedway Motorsports, Inc.	288	5,083
Texas Roadhouse, Inc.	1,623	104,002

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	977	$224,036
Wendy’s Co.	4,529	75,816
Wingstop, Inc.	711	34,739
Zoe’s Kitchen, Inc.(a)	528	7,788

		3,113,040
Household Durables — 1.3%
Bassett Furniture Industries, Inc.	277	8,047
Beazer Homes USA, Inc.(a)(b)	779	11,436
Cavco Industries, Inc.(a)	206	35,092
Century Communities, Inc.(a)	513	15,775
CSS Industries, Inc.	147	2,508
Ethan Allen Interiors, Inc.	665	14,663
Flexsteel Industries, Inc.	144	5,279
GoPro, Inc., Class A(a)	3,077	15,570
Green Brick Partners, Inc.(a)	517	5,222
Hamilton Beach Brands Holding Co.	70	1,558
Helen of Troy Ltd.(a)	683	60,889
Hooker Furniture Corp.	292	11,023
Hovnanian Enterprises, Inc., Class A(a)	2,312	4,647
Installed Building Products, Inc.(a)	526	30,350
iRobot Corp.(a)(b)	634	37,000
KB Home	2,039	54,135
La-Z-Boy, Inc.	1,121	32,285
Leggett & Platt, Inc.	3,255	131,990
LGI Homes, Inc.(a)	424	29,341
Libbey, Inc.	416	2,380
Lifetime Brands, Inc.	182	2,166
M/I Homes, Inc.(a)	695	21,184
MDC Holdings, Inc.	1,141	33,100
Meritage Homes Corp.(a)	918	40,851
NACCO Industries, Inc., Class A	85	3,132
New Home Co., Inc.(a)	238	2,375
NVR, Inc.(a)	79	244,900
PulteGroup, Inc.	6,441	195,518
Taylor Morrison Home Corp., Class A(a)	2,675	63,558
Tempur Sealy International, Inc.(a)(b)	1,107	49,538
Toll Brothers, Inc.	3,534	148,993
TopBuild Corp.(a)	868	69,180
TRI Pointe Group, Inc.(a)	3,615	61,853
Tupperware Brands Corp.	1,231	54,853
Universal Electronics, Inc.(a)	323	14,955
William Lyon Homes, Class A(a)	793	21,300
ZAGG, Inc.(a)	566	6,339

		1,542,985
Household Products — 0.2%
Central Garden & Pet Co.(a)	223	8,360
Central Garden & Pet Co., Class A(a)	899	31,915
Energizer Holdings, Inc.	1,440	82,598
HRG Group, Inc.(a)	2,831	31,821
Oil-Dri Corp. of America	136	5,271
Orchids Paper Products Co.(a)	173	1,057

13

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Products (continued)
Spectrum Brands Holdings, Inc.	578	$41,674
WD-40 Co.	346	45,637

		248,333
Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp.(a)	2,207	4,855
Genie Energy Ltd., Class B	286	1,190
NRG Energy, Inc.	7,324	227,044
NRG Yield, Inc., Class A	831	14,634
NRG Yield, Inc., Class C	1,697	30,207
Ormat Technologies, Inc.	992	57,437
Pattern Energy Group, Inc.	1,854	33,706
TerraForm Power, Inc.	1,046	11,663
Vistra Energy Corp.(a)	7,928	181,146
Vivint Solar, Inc.(a)(b)	597	2,358

		564,240
Industrial Conglomerates — 0.3%
BWX Technologies, Inc.	2,293	155,465
Carlisle Cos., Inc.	1,490	160,518
Raven Industries, Inc.	900	32,940
Seaboard Corp.	7	28,049
Standex International Corp.	306	29,667

		406,639
Insurance — 3.7%
Alleghany Corp.	269	154,586
Ambac Financial Group, Inc.(a)	157	2,674
American Equity Investment Life Holding Co.	553	16,701
American Financial Group, Inc.	1,742	197,229
American National Insurance Co.	224	27,030
AMERISAFE, Inc.	411	24,372
AmTrust Financial Services, Inc.	2,100	27,069
Argo Group International Holdings Ltd.	860	50,267
Arthur J Gallagher & Co.	4,448	311,316
Aspen Insurance Holdings Ltd.	1,489	63,208
Assurant, Inc.	1,343	124,657
Assured Guaranty Ltd.	2,870	104,152
Atlas Financial Holdings, Inc.(a)	274	2,877
Axis Capital Holdings Ltd.	2,015	118,280
Baldwin & Lyons, Inc., Class B	454	10,578
Blue Capital Reinsurance Holdings Ltd.	274	3,178
Brown & Brown, Inc.	5,733	156,110
Citizens, Inc.(a)(b)	1,138	8,842
CNO Financial Group, Inc.	2,684	57,545
Crawford & Co., Class B	244	1,957
Donegal Group, Inc., Class A	308	4,287
eHealth, Inc.(a)	311	5,859
EMC Insurance Group, Inc.	411	10,678
Employers Holdings, Inc.	875	35,788
Enstar Group Ltd.(a)	279	58,632
Erie Indemnity Co., Class A	616	71,930

Security	Shares	Value
Insurance (continued)
Everest Re Group Ltd.	999	$232,437
FBL Financial Group, Inc., Class A	316	24,569
Federated National Holding Co.	340	5,746
First American Financial Corp.	2,630	134,419
Genworth Financial, Inc., Class A(a)	13,569	37,448
Global Indemnity Ltd.	237	9,691
Greenlight Capital Re Ltd., Class A(a)	733	11,362
Hallmark Financial Services, Inc.(a)	563	5,782
Hanover Insurance Group, Inc.	1,057	121,396
HCI Group, Inc.	167	6,996
Health Insurance Innovations, Inc., Class A(a)	340	9,690
Heritage Insurance Holdings, Inc.	575	9,028
Hilltop Holdings, Inc.	1,942	43,540
Horace Mann Educators Corp.	969	43,314
Independence Holding Co.	196	6,938
Infinity Property & Casualty Corp.	267	35,244
Investors Title Co.	37	7,204
James River Group Holdings Ltd.	528	19,177
Kemper Corp.	944	63,720
Kingstone Cos., Inc.	155	2,651
Kinsale Capital Group, Inc.	431	22,218
Maiden Holdings Ltd.	1,008	7,711
MBIA, Inc.(a)(b)	2,255	19,213
Mercury General Corp.	654	29,907
National General Holdings Corp.	1,325	34,145
National Western Life Group, Inc., Class A	73	23,171
Navigators Group, Inc.	490	27,685
NI Holdings, Inc.(a)	573	9,369
Old Republic International Corp.	6,050	123,420
Primerica, Inc.	933	90,268
ProAssurance Corp.	1,349	63,808
Reinsurance Group of America, Inc.	1,571	234,707
RenaissanceRe Holdings Ltd.	995	135,360
RLI Corp.	985	62,331
Safety Insurance Group, Inc.	359	28,720
Selective Insurance Group, Inc.	1,427	84,478
State Auto Financial Corp.	417	13,023
Stewart Information Services Corp.	538	22,440
Third Point Reinsurance Ltd.(a)	2,617	34,806
Torchmark Corp.	2,854	247,556
Trupanion, Inc.(a)(b)	600	15,768
United Fire Group, Inc.	312	15,690
United Insurance Holdings Corp.	709	13,372
Universal Insurance Holdings, Inc.	730	23,689
Validus Holdings Ltd.	1,896	128,492
W.R. Berkley Corp.	2,374	177,005
White Mountains Insurance Group Ltd.	90	77,876
WMIH Corp.(a)	4,354	5,965

		4,252,347

14

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(a)	696	$8,839
Duluth Holdings, Inc., Class B(a)(b)	178	3,088
Etsy, Inc.(a)	2,939	87,994
FTD Cos., Inc.(a)	368	2,370
Gaia, Inc.(a)	158	2,394
Groupon, Inc.(a)(b)	8,369	38,828
Lands’ End, Inc.(a)	284	5,495
Liberty Expedia Holdings, Inc., Class A(a)	1,303	53,163
Liberty TripAdvisor Holdings, Inc., Series A(a)	1,641	15,097
Nutrisystem, Inc.	747	21,663
Overstock.com, Inc.(a)(b)	424	16,154
PetMed Express, Inc.	492	16,462
Shutterfly, Inc.(a)	794	64,251
TripAdvisor, Inc.(a)(b)	2,624	98,190
Wayfair, Inc., Class A(a)	940	58,562

		492,550
Internet Software & Services — 2.4%
Alarm.com Holdings, Inc.(a)	469	18,938
Alteryx, Inc., Class A(a)(b)	606	18,937
Amber Road, Inc.(a)	484	4,482
Appfolio, Inc., Class A(a)	202	9,686
Apptio, Inc., Class A(a)	518	15,286
Benefitfocus, Inc.(a)	406	12,261
Blucora, Inc.(a)	1,101	28,626
Box, Inc., Class A(a)	1,964	44,897
Brightcove, Inc.(a)	817	7,884
Carbonite, Inc.(a)	652	20,277
Cardlytics, Inc.(a)	146	2,047
Care.com, Inc.(a)	255	3,978
Cars.com, Inc.(a)(b)	1,714	48,815
ChannelAdvisor Corp.(a)	553	7,355
Chegg, Inc.(a)	2,334	54,172
Cimpress NV(a)(b)	599	86,142
Cloudera, Inc.(a)	2,397	34,157
CommerceHub, Inc., Series A(a)	321	7,277
CommerceHub, Inc., Series C(a)	770	17,456
Cornerstone OnDemand, Inc.(a)	1,300	57,369
Coupa Software, Inc.(a)	806	37,374
DHI Group, Inc.(a)	1,350	1,890
Endurance International Group Holdings, Inc.(a)	1,475	10,841
Envestnet, Inc.(a)	1,050	57,015
Five9, Inc.(a)	1,307	38,387
Global Eagle Entertainment, Inc.(a)(b)	1,213	1,419
GoDaddy, Inc., Class A(a)	3,055	197,231
Gogo, Inc.(a)(b)	1,187	11,182
GrubHub, Inc.(a)	2,089	211,281

Security	Shares	Value
Internet Software & Services (continued)
GTT Communications, Inc.(a)(b)	759	$36,470
Hortonworks, Inc.(a)	1,359	23,008
IAC/InterActiveCorp(a)	1,704	276,287
Instructure, Inc.(a)	538	21,816
Internap Corp.(a)	565	6,673
j2 Global, Inc.	1,125	89,302
Leaf Group Ltd.(a)	222	1,632
LendingClub Corp.(a)	8,145	21,907
Limelight Networks, Inc.(a)	2,059	10,624
Liquidity Services, Inc.(a)(b)	470	3,032
LivePerson, Inc.(a)	1,422	23,890
LogMeIn, Inc.	1,267	139,623
Match Group, Inc.(a)(b)	888	41,843
Meet Group, Inc.(a)	1,353	3,220
MINDBODY, Inc., Class A(a)	1,049	41,593
MuleSoft, Inc., Class A(a)	605	26,971
New Relic, Inc.(a)	760	53,116
NIC, Inc.	1,613	23,953
Nutanix, Inc., Class A(a)	2,667	134,924
Okta, Inc.(a)	486	20,806
Ominto, Inc.(a)(b)	259	754
Pandora Media, Inc.(a)(b)	6,070	34,053
Perficient, Inc.(a)	759	18,770
Q2 Holdings, Inc.(a)	808	39,794
QuinStreet, Inc.(a)	994	11,173
Quotient Technology, Inc.(a)	1,876	25,138
RealNetworks, Inc.(a)(b)	359	1,282
Reis, Inc.	139	2,919
SendGrid, Inc.(a)(b)	189	5,455
Shutterstock, Inc.(a)(b)	457	19,258
SPS Commerce, Inc.(a)	414	28,388
Stamps.com, Inc.(a)	395	89,961
TechTarget, Inc.(a)	459	9,570
Tintri, Inc.(a)(b)	539	609
Trade Desk, Inc., Class A(a)	591	30,241
TrueCar, Inc.(a)(b)	1,867	18,483
Tucows, Inc., Class A(a)	236	14,927
Twilio, Inc., Class A(a)	1,522	64,244
Veritone, Inc.(a)(b)	68	1,408
Web.com Group, Inc.(a)	1,010	18,786
XO Group, Inc.(a)	634	13,745
Yelp, Inc.(a)	1,945	87,233
Yext, Inc.(a)(b)	504	6,723
Zillow Group, Inc., Class A(a)	1,368	66,170
Zillow Group, Inc., Class C(a)(b)	2,600	126,074

		2,802,510
IT Services — 2.9%
Acxiom Corp.(a)	1,971	51,207
Black Knight, Inc.(a)	3,109	151,253
Blackhawk Network Holdings, Inc.(a)	1,347	60,480
Booz Allen Hamilton Holding Corp.	3,480	137,912
Broadridge Financial Solutions, Inc.	2,875	308,229
CACI International, Inc., Class A(a)	590	89,119

15

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Cardtronics PLC, Class A(a)(b)	1,117	$29,321
Cass Information Systems, Inc.	251	15,180
Conduent, Inc.(a)	4,627	90,041
Convergys Corp.	2,224	51,953
CoreLogic, Inc.(a)	2,032	100,584
CSG Systems International, Inc.	826	35,344
EPAM Systems, Inc.(a)	1,218	139,278
Euronet Worldwide, Inc.(a)(b)	1,233	96,310
Everi Holdings, Inc.(a)	1,997	12,801
EVERTEC, Inc.	1,523	27,795
ExlService Holdings, Inc.(a)	776	44,861
Forrester Research, Inc.	219	8,716
Gartner, Inc.(a)(b)	2,145	260,167
Genpact Ltd.	3,706	118,184
Hackett Group, Inc.	545	8,834
Information Services Group, Inc.(a)	536	2,326
Jack Henry & Associates, Inc.	1,899	226,892
Leidos Holdings, Inc.	3,470	222,878
Mantech International Corp., Class A	620	36,636
MAXIMUS, Inc.	1,547	104,624
MoneyGram International, Inc.(a)(b)	638	5,576
Presidio, Inc.(a)(b)	713	10,923
Sabre Corp.	5,425	111,972
Science Applications International Corp.	1,040	89,222
ServiceSource International, Inc.(a)	1,592	6,034
Square, Inc., Class A(a)(b)	5,947	281,484
StarTek, Inc.(a)	209	1,848
Switch, Inc., Class A(b)	1,027	14,635
Syntel, Inc.(a)	816	23,566
Teradata Corp.(a)	2,965	121,328
Travelport Worldwide Ltd.	2,952	50,597
TTEC Holdings, Inc.	281	8,992
Unisys Corp.(a)	1,259	14,101
Virtusa Corp.(a)	693	33,361
WEX, Inc.(a)(b)	951	153,986

		3,358,550
Leisure Products — 0.4%
Brunswick Corp.	2,136	127,904
Callaway Golf Co.	2,309	39,836
Clarus Corp.(a)	334	2,388
Escalade, Inc.	129	1,709
Johnson Outdoors, Inc., Class A	116	7,512
Malibu Boats, Inc.(a)(b)	468	15,772
Marine Products Corp.	150	2,276
MCBC Holdings, Inc.(a)	380	9,120
Nautilus, Inc.(a)	630	9,166
Polaris Industries, Inc.	1,444	151,360
Sturm Ruger & Co., Inc.	424	23,426

Security	Shares	Value
Leisure Products (continued)
Vista Outdoor, Inc.(a)	1,429	$23,936

		414,405
Life Sciences Tools & Services — 1.0%
Accelerate Diagnostics, Inc.(a)(b)	578	12,832
Bio-Rad Laboratories, Inc., Class A(a)	514	130,407
Bio-Techne Corp.	903	136,272
Bruker Corp.	2,464	72,762
Cambrex Corp.(a)	808	42,784
Charles River Laboratories International, Inc.(a)	1,140	118,776
Enzo Biochem, Inc.(a)	886	5,316
Fluidigm Corp.(a)	1,047	6,177
Luminex Corp.	1,212	25,876
Medpace Holdings, Inc.(a)	232	8,582
NanoString Technologies, Inc.(a)	580	5,510
NeoGenomics, Inc.(a)	1,376	13,182
Pacific Biosciences of California, Inc.(a)	3,406	8,787
PerkinElmer, Inc.	2,639	193,597
PRA Health Sciences, Inc.(a)	1,216	99,919
QIAGEN NV(a)	5,398	176,536
Quanterix Corp.(a)	119	2,017
Syneos Health, Inc.(a)	1,300	49,530

		1,108,862
Machinery — 4.2%
Actuant Corp., Class A(b)	1,372	32,311
AGCO Corp.	1,660	104,049
Alamo Group, Inc.	231	25,288
Albany International Corp., Class A	662	39,157
Altra Industrial Motion Corp.	655	27,281
American Railcar Industries, Inc.	143	5,427
Ampco-Pittsburgh Corp.	119	1,172
Astec Industries, Inc.	550	30,558
Barnes Group, Inc.	1,205	66,914
Blue Bird Corp.(a)(b)	232	5,510
Briggs & Stratton Corp.	1,176	21,203
Chart Industries, Inc.(a)	763	43,293
CIRCOR International, Inc.	407	17,245
Colfax Corp.(a)	2,172	67,354
Columbus McKinnon Corp.	544	19,519
Commercial Vehicle Group, Inc.(a)	466	3,127
Crane Co.	1,214	101,539
DMC Global, Inc.	388	15,016
Donaldson Co., Inc.	3,204	141,809
Douglas Dynamics, Inc.	561	23,422
Eastern Co.	104	2,954
Energy Recovery, Inc.(a)(b)	942	7,998
EnPro Industries, Inc.	515	38,702
ESCO Technologies, Inc.	638	35,632
ExOne Co.(a)(b)	242	1,675
Federal Signal Corp.	1,447	31,342
Flowserve Corp.	3,198	142,023

16

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
FreightCar America, Inc.	204	$2,844
Gardner Denver Holdings, Inc.(a)	1,825	57,725
Gates Industrial Corp. PLC(a)	1,139	17,837
Gencor Industries, Inc.(a)	109	1,695
Global Brass & Copper Holdings, Inc.	559	16,770
Gorman-Rupp Co.	380	11,962
Graco, Inc.	4,078	179,391
Graham Corp.	141	3,043
Greenbrier Cos., Inc.	681	29,862
Hardinge, Inc.	304	5,575
Harsco Corp.(a)	1,911	39,080
Hurco Cos., Inc.	159	7,028
Hyster-Yale Materials Handling, Inc.	296	21,075
IDEX Corp.	1,869	249,810
ITT, Inc.	2,184	106,776
John Bean Technologies Corp.	768	82,752
Kadant, Inc.	279	25,738
Kennametal, Inc.	1,967	71,697
LB Foster Co., Class A(a)	224	5,275
Lincoln Electric Holdings, Inc.	1,451	120,244
Lindsay Corp.	242	21,262
Lydall, Inc.(a)	444	19,802
The Manitowoc Co., Inc.(a)	722	17,797
Meritor, Inc.(a)	1,978	38,512
Middleby Corp.(a)(b)	1,341	168,751
Milacron Holdings Corp.(a)	1,685	30,381
Miller Industries, Inc.	201	4,975
Mueller Industries, Inc.	1,401	38,079
Mueller Water Products, Inc., Series A	3,499	34,255
Navistar International Corp.(a)	1,220	42,468
NN, Inc.	691	14,027
Nordson Corp.	1,407	180,940
Omega Flex, Inc.	62	4,049
Oshkosh Corp.	1,839	132,702
Proto Labs, Inc.(a)	596	71,013
RBC Bearings, Inc.(a)	567	65,987
REV Group, Inc.	724	13,068
Rexnord Corp.(a)	2,484	68,335
Snap-on, Inc.	1,387	201,462
SPX Corp.(a)	1,107	35,025
SPX FLOW, Inc.(a)	1,032	46,440
Sun Hydraulics Corp.	683	33,173
Tennant Co.	434	32,116
Terex Corp.	1,944	70,995
Timken Co.	1,714	73,273
Titan International, Inc.	1,115	11,484
Toro Co.	2,581	150,705
TriMas Corp.(a)	1,127	30,542
Trinity Industries, Inc.	3,694	117,728
Twin Disc, Inc.(a)	140	3,091
Valmont Industries, Inc.	555	78,865
Wabash National Corp.	1,403	28,144
WABCO Holdings, Inc.(a)	1,244	160,464
Wabtec Corp.	2,095	186,057

Security	Shares	Value
Machinery (continued)
Watts Water Technologies, Inc., Class A	686	$51,107
Welbilt, Inc.(a)	3,168	60,699
Woodward, Inc.	1,288	92,659
Xylem, Inc.	4,380	319,229

		4,857,360
Marine — 0.1%
Costamare, Inc.	1,314	8,922
Eagle Bulk Shipping, Inc.(a)	618	3,127
Genco Shipping & Trading Ltd.(a)	205	3,280
Kirby Corp.(a)	1,314	112,084
Matson, Inc.	1,052	30,750
Navios Maritime Holdings, Inc.(a)	1,658	1,257
Safe Bulkers, Inc.(a)	834	2,435
Scorpio Bulkers, Inc.	1,381	10,565

		172,420
Media — 1.6%
AMC Entertainment Holdings, Inc., Class A	1,362	23,767
AMC Networks, Inc., Class A(a)	1,200	62,400
Beasley Broadcasting Group, Inc., Class A	182	2,066
Cable One, Inc.	115	73,039
Central European Media Enterprises Ltd., Class A(a)	1,976	8,398
Cinemark Holdings, Inc.	2,629	102,978
Clear Channel Outdoor Holdings, Inc., Class A	589	2,827
Daily Journal Corp.(a)	20	4,531
Emerald Expositions Events, Inc.	477	9,192
Entercom Communications Corp., Class A	3,228	32,764
Entravision Communications Corp., Class A	1,704	7,924
Eros International PLC(a)(b)	701	7,501
EW Scripps Co., Class A	1,708	19,010
Fluent, Inc.(a)	391	1,075
Gannett Co., Inc.	2,776	26,844
GCI Liberty, Inc., Class A(a)	2,370	105,702
Gray Television, Inc.(a)	1,997	22,566
Hemisphere Media Group, Inc.(a)	336	3,662
IMAX Corp.(a)	1,371	31,807
Interpublic Group of Cos., Inc.	9,477	223,539
John Wiley & Sons, Inc., Class A	1,098	72,413
Liberty Media Corp-Liberty Braves, Class A(a)(b)	226	4,965
Liberty Media Corp-Liberty Braves, Class C(a)	775	17,081
Liberty Media Corp-Liberty Formula One, Class A(a)	512	14,392
Liberty Media Corp-Liberty Formula One, Class C(a)(b)	4,614	136,205
Lions Gate Entertainment Corp., Class A	1,286	32,009

17

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
Lions Gate Entertainment Corp., Class B	2,541	$58,494
Live Nation Entertainment, Inc.(a)	3,297	130,133
Madison Square Garden Co., Class A(a)	444	107,901
MDC Partners, Inc., Class A(a)	1,584	11,959
Meredith Corp.	949	49,158
MSG Networks, Inc., Class A(a)(b)	1,537	31,509
National CineMedia, Inc.	1,277	7,304
New Media Investment Group, Inc.	1,166	19,332
New York Times Co., Class A	3,065	71,874
Nexstar Media Group, Inc., Class A	1,083	67,417
Reading International, Inc., Class A(a)(b)	334	5,120
Saga Communications, Inc., Class A	61	2,263
Salem Media Group, Inc., Class A	277	873
Scholastic Corp.	707	29,270
Sinclair Broadcast Group, Inc., Class A	1,698	48,138
TEGNA, Inc.	5,257	55,566
TiVo Corp.	3,010	42,592
Townsquare Media, Inc.	141	1,074
Tribune Media Co., Class A	1,935	73,124
TRONC, Inc.(a)	569	10,447
WideOpenWest, Inc.(a)(b)	670	4,241
World Wrestling Entertainment, Inc., Class A	1,039	41,342

		1,917,788
Metals & Mining — 1.4%
AK Steel Holding Corp.(a)(b)	7,805	35,825
Alcoa Corp.(a)	4,512	231,014
Allegheny Technologies, Inc.(a)	3,072	81,623
Carpenter Technology Corp.	1,122	59,758
Century Aluminum Co.(a)	1,229	21,471
Cleveland-Cliffs, Inc.(a)	7,131	52,912
Coeur Mining, Inc.(a)	4,460	33,762
Commercial Metals Co.	2,788	58,576
Compass Minerals International, Inc.	807	54,311
Ferroglobe PLC(c)	897	—
Gold Resource Corp.	1,372	6,956
Haynes International, Inc.	363	15,177
Hecla Mining Co.	9,619	36,837
Kaiser Aluminum Corp.	396	39,022
Klondex Mines Ltd.(a)	4,733	11,596
Materion Corp.	497	25,223
Olympic Steel, Inc.	164	3,846
Reliance Steel & Aluminum Co.	1,705	149,903
Royal Gold, Inc.	1,591	141,281
Ryerson Holding Corp.(a)	410	4,120
Schnitzer Steel Industries, Inc., Class A	686	20,203
Steel Dynamics, Inc.	5,491	246,052
SunCoke Energy, Inc.(a)	1,768	20,314
Tahoe Resources, Inc.	7,634	38,399
TimkenSteel Corp.(a)	1,068	17,932

Security	Shares	Value
Metals & Mining (continued)
U.S. Silica Holdings, Inc.	1,964	$59,136
United States Steel Corp.	4,258	144,048
Warrior Met Coal, Inc.	832	19,344
Worthington Industries, Inc.	1,033	45,999

		1,674,640
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Drive Shack, Inc.(a)	1,511	8,205
Front Yard Residential Corp.	1,065	10,458
Granite Point Mortgage Trust, Inc.	1,334	22,198
KKR Real Estate Finance Trust, Inc.	521	10,269
Sutherland Asset Management Corp.	367	5,285
TPG RE Finance Trust, Inc.(b)	578	11,438
Two Harbors Investment Corp.	4,165	63,543

		131,396
Multi-Utilities — 0.6%
Alliant Energy Corp.	5,549	238,287
Avista Corp.	1,569	81,368
Black Hills Corp.	1,269	71,927
MDU Resources Group, Inc.	4,755	133,948
NorthWestern Corp.	1,157	63,566
Vectren Corp.	2,024	142,226

		731,322
Multiline Retail — 0.8%
Big Lots, Inc.	1,033	43,851
Burlington Stores, Inc.(a)	1,641	222,930
Dillard’s, Inc., Class A(b)	333	24,825
FirstCash, Inc.	1,143	99,098
Fred’s, Inc., Class A	685	1,641
JC Penney Co., Inc.(a)(b)	7,769	22,605
Kohl’s Corp.	4,112	255,438
Nordstrom, Inc.	2,840	143,590
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,171	72,836
Sears Holdings Corp.(a)(b)	172	514

		887,328
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)	1,925	38,635

Oil, Gas & Consumable Fuels — 3.5%
Abraxas Petroleum Corp.(a)	3,265	9,338
Adams Resources & Energy, Inc.	43	1,969
Antero Resources Corp.(a)	5,606	106,514
Approach Resources, Inc.(a)	864	2,402
Arch Coal, Inc., Class A	472	38,152
Ardmore Shipping Corp.(a)	819	6,552
Bonanza Creek Energy, Inc.(a)	530	16,075
California Resources Corp.(a)	1,069	27,206
Callon Petroleum Co.(a)	4,920	68,437
Centennial Resource Development, Inc., Class A(a)	3,770	69,745
Chesapeake Energy Corp.(a)(b)	21,771	64,657

18

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Clean Energy Fuels Corp.(a)	2,500	$4,025
Cloud Peak Energy, Inc.(a)	1,420	4,530
CNX Resources Corp.(a)	5,439	80,824
CONSOL Energy, Inc.(a)	713	22,424
Contango Oil & Gas Co.(a)	381	1,421
CVR Energy, Inc.	439	15,146
Delek US Holdings, Inc.	1,942	91,993
Denbury Resources, Inc.(a)	9,844	32,387
DHT Holdings, Inc.	1,879	6,821
Diamondback Energy, Inc.(a)	2,401	308,408
Dorian LPG Ltd.(a)	562	4,041
Earthstone Energy, Inc., Class A(a)	391	4,000
Eclipse Resources Corp.(a)	1,891	2,515
Energen Corp.(a)	2,379	155,682
Energy XXI Gulf Coast, Inc.(a)(b)	558	3,225
EP Energy Corp., Class A(a)(b)	1,035	1,904
Evolution Petroleum Corp.	641	5,961
Extraction Oil & Gas, Inc.(a)	2,965	41,866
Frontline Ltd.(b)	1,648	7,136
GasLog Ltd.	1,046	17,625
Gastar Exploration, Inc.(a)(b)	3,295	2,241
Gener8 Maritime, Inc.(a)	1,022	5,887
Golar LNG Ltd.	2,335	75,070
Green Plains, Inc.	1,029	19,139
Gulfport Energy Corp.(a)	3,864	35,935
Halcon Resources Corp.(a)(b)	3,467	18,618
Hallador Energy Co.	302	1,975
HighPoint Resources Corp.(a)	2,542	17,565
HollyFrontier Corp.	4,326	262,545
International Seaways, Inc.(a)	877	17,654
Isramco, Inc.(a)	7	740
Jagged Peak Energy, Inc.(a)(b)	1,417	20,306
Jones Energy, Inc., Class A(a)(b)	1,246	821
Kosmos Energy Ltd.(a)	5,743	40,431
Laredo Petroleum, Inc.(a)	3,983	43,813
Lilis Energy, Inc.(a)	991	4,093
Matador Resources Co.(a)	2,385	78,085
Midstates Petroleum Co., Inc.(a)	172	2,406
Murphy Oil Corp.	4,004	120,560
Murphy USA, Inc.(a)	775	48,492
Navios Maritime Acquisition Corp.	1,649	1,278
Newfield Exploration Co.(a)	4,879	145,394
Nordic American Tankers Ltd.	3,172	5,963
Oasis Petroleum, Inc.(a)	6,446	71,099
Overseas Shipholding Group, Inc., Class A(a)	842	3,141
Pacific Ethanol, Inc.(a)(b)	957	3,350
Panhandle Oil and Gas, Inc., Class A	300	5,835
Par Pacific Holdings, Inc.(a)	662	11,168
Parsley Energy, Inc., Class A(a)	5,732	172,132
PBF Energy, Inc., Class A	2,643	101,306
PDC Energy, Inc.(a)	1,594	85,343
Peabody Energy Corp.	1,641	60,471
Penn Virginia Corp.(a)	377	17,500

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.(a)	5,803	$70,681
Range Resources Corp.(b)	5,500	76,175
Renewable Energy Group, Inc.(a)	947	12,216
Resolute Energy Corp.(a)(b)	585	19,533
REX American Resources Corp.(a)	120	8,974
Ring Energy, Inc.(a)	1,233	20,616
Rosehill Resources, Inc.(a)	205	1,624
RSP Permian, Inc.(a)	3,207	159,099
Sanchez Energy Corp.(a)(b)	1,763	5,412
SandRidge Energy, Inc.(a)	1,159	16,852
Scorpio Tankers, Inc.	7,571	20,139
SemGroup Corp., Class A	1,655	41,623
Ship Finance International Ltd.	1,641	23,384
SilverBow Resources, Inc.(a)	182	5,578
SM Energy Co.(b)	2,716	65,048
Southwestern Energy Co.(a)	14,485	59,388
SRC Energy, Inc.(a)	5,832	64,385
Stone Energy Corp.(a)	493	17,551
Targa Resources Corp.	5,222	245,277
Teekay Corp.(b)	1,380	12,172
Teekay Tankers Ltd., Class A	4,333	4,983
Tellurian, Inc.(a)(b)	1,656	15,765
Ultra Petroleum Corp.(a)	5,003	12,107
Uranium Energy Corp.(a)(b)	2,420	3,654
W&T Offshore, Inc.(a)	2,413	14,719
Whiting Petroleum Corp.(a)	2,208	90,131
WildHorse Resource Development Corp.(a)(b)	1,173	30,674
World Fuel Services Corp.	1,703	36,563
WPX Energy, Inc.(a)	9,686	165,534

		4,043,194
Paper & Forest Products — 0.3%
Boise Cascade Co.	940	39,104
Clearwater Paper Corp.(a)	436	10,311
Domtar Corp.	1,516	66,552
KapStone Paper and Packaging Corp.	2,116	72,833
Louisiana-Pacific Corp.	3,497	99,042
Neenah, Inc.	379	29,562
PH Glatfelter Co.	1,010	21,099
Schweitzer-Mauduit International, Inc.	785	30,639
Verso Corp., Class A(a)	852	15,387

		384,529
Personal Products — 0.4%
Edgewell Personal Care Co.(a)	1,369	60,304
elf Beauty, Inc.(a)(b)	545	9,903
Herbalife Nutrition Ltd.(a)(b)	1,566	165,573
Inter Parfums, Inc.	427	21,862
Medifast, Inc.	257	25,798
Natural Health Trends Corp.	133	2,469
Nature’s Sunshine Products, Inc.	227	2,100
Nu Skin Enterprises, Inc., Class A	1,266	90,076
Revlon, Inc., Class A(a)	250	5,700
USANA Health Sciences, Inc.(a)	279	29,448

		413,233

19

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals — 1.1%
Achaogen, Inc.(a)(b)	857	$12,264
Aclaris Therapeutics, Inc.(a)(b)	448	7,952
Aerie Pharmaceuticals, Inc.(a)(b)	840	43,008
Akcea Therapeutics, Inc.(a)(b)	387	10,105
Akorn, Inc.(a)(b)	2,156	31,111
Amphastar Pharmaceuticals, Inc.(a)	743	14,184
ANI Pharmaceuticals, Inc.(a)	191	11,336
Aratana Therapeutics, Inc.(a)	855	4,403
Assembly Biosciences, Inc.(a)	415	18,044
Catalent, Inc.(a)	3,239	133,155
Clearside Biomedical, Inc.(a)	551	6,711
Collegium Pharmaceutical, Inc.(a)	641	15,160
Corcept Therapeutics, Inc.(a)(b)	2,197	36,646
Corium International, Inc.(a)(b)	504	4,980
Depomed, Inc.(a)	1,478	9,282
Dermira, Inc.(a)	1,005	9,156
Dova Pharmaceuticals, Inc.(a)	185	5,330
Durect Corp.(a)	3,395	6,892
Endo International PLC(a)	5,572	31,922
Evolus, Inc.(a)	196	1,343
Heska Corp.(a)	175	14,283
Horizon Pharma PLC(a)	3,969	52,550
Impax Laboratories, Inc.(a)(b)	1,803	33,896
Intersect ENT, Inc.(a)	682	27,246
Intra-Cellular Therapies, Inc.(a)	1,085	18,901
Kala Pharmaceuticals, Inc.(a)(b)	339	5,092
Lannett Co., Inc.(a)	798	12,449
Mallinckrodt PLC(a)(b)	2,400	31,200
Medicines Co.(a)	1,690	50,852
Melinta Therapeutics, Inc.(a)	359	2,441
Menlo Therapeutics, Inc.(a)(b)	143	1,145
MyoKardia, Inc.(a)	504	24,898
Nektar Therapeutics(a)	3,655	305,777
Neos Therapeutics, Inc.(a)	679	5,636
Odonate Therapeutics, Inc.(a)	155	3,267
Omeros Corp.(a)(b)	1,180	16,933
Optinose, Inc.(a)(b)	188	4,023
Pacira Pharmaceuticals, Inc.(a)	999	33,067
Paratek Pharmaceuticals, Inc.(a)(b)	702	7,511
Phibro Animal Health Corp., Class A	477	20,177
Prestige Brands Holdings, Inc.(a)	1,372	40,392
Reata Pharmaceuticals, Inc., Class A(a)	276	7,297
resTORbio, Inc.(a)(b)	173	1,557
Revance Therapeutics, Inc.(a)	712	19,900
scPharmaceuticals, Inc.(a)	178	1,775
Sienna Biopharmaceuticals, Inc.(a)	328	6,291
Supernus Pharmaceuticals, Inc.(a)	1,165	54,638
Teligent, Inc.(a)	846	2,538
TherapeuticsMD, Inc.(a)(b)	4,209	23,149

Security	Shares	Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.(a)	1,173	$28,234
WaVe Life Sciences Ltd.(a)	313	13,913
Zogenix, Inc.(a)	846	33,248
Zynerba Pharmaceuticals, Inc.(a)(b)	208	2,136

		1,319,396
Producer Durables: Miscellaneous — 0.0%
PROS Holdings, Inc.(a)	619	18,273

Professional Services — 1.5%
Acacia Research Corp.(a)	169	617
ASGN, Inc.(a)	1,215	97,965
Barrett Business Services, Inc.	190	16,629
BG Staffing, Inc.	139	2,651
CBIZ, Inc.(a)	1,185	22,041
CoStar Group, Inc.(a)	866	317,528
CRA International, Inc.	157	8,866
Dun & Bradstreet Corp.	903	104,125
Exponent, Inc.	624	53,914
Franklin Covey Co.(a)	273	6,661
FTI Consulting, Inc.(a)	920	53,728
GP Strategies Corp.(a)	247	5,150
Heidrick & Struggles International, Inc.	434	16,340
Hill International, Inc.(a)(b)	674	3,572
Huron Consulting Group, Inc.(a)	522	19,549
ICF International, Inc.	412	27,645
Insperity, Inc.	886	71,101
Kelly Services, Inc., Class A	740	21,652
Kforce, Inc.	518	13,753
Korn/Ferry International	1,291	69,017
ManpowerGroup, Inc.	1,623	155,354
Mistras Group, Inc.(a)	350	6,814
Navigant Consulting, Inc.(a)	1,230	26,310
Paylocity Holding Corp.(a)	649	35,455
Red Violet, Inc.(a)(b)	51	321
Resources Connection, Inc.	785	12,285
Robert Half International, Inc.	2,964	180,063
RPX Corp.	1,166	12,628
TransUnion(a)	4,390	284,890
TriNet Group, Inc.(a)	1,015	52,425
TrueBlue, Inc.(a)	1,017	27,103
WageWorks, Inc.(a)	985	41,025
Willdan Group, Inc.(a)	157	4,490

		1,771,667
Real Estate Investment Trusts (REITs) — 8.8%
Acadia Realty Trust	2,097	49,489
AG Mortgage Investment Trust, Inc.	500	8,840
AGNC Investment Corp.	9,584	181,329
Agree Realty Corp.(b)	721	35,243
Alexander’s, Inc.	45	17,701
Alexandria Real Estate Equities, Inc.	2,440	303,951
American Assets Trust, Inc.	989	33,201

20

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
American Campus Communities, Inc.	3,348	$130,940
American Homes 4 Rent, Class A	5,921	119,604
Anworth Mortgage Asset Corp.	2,766	13,083
Apartment Investment & Management Co., Class A	3,840	155,904
Apollo Commercial Real Estate Finance, Inc.	2,549	45,933
Apple Hospitality REIT, Inc.	5,187	93,314
Ares Commercial Real Estate Corp.	584	7,142
Armada Hoffler Properties, Inc.	903	12,254
ARMOUR Residential REIT, Inc.	991	22,426
Ashford Hospitality Trust, Inc.	1,674	11,517
Bluerock Residential Growth REIT, Inc.(b)	501	4,504
Brandywine Realty Trust	4,286	69,048
Brixmor Property Group, Inc.	7,534	112,181
Camden Property Trust	2,216	189,246
Capstead Mortgage Corp.	2,863	25,194
Catchmark Timber Trust, Inc., Class A	1,361	17,747
CBL & Associates Properties, Inc.(b)	4,397	18,379
Cedar Realty Trust, Inc.	1,892	7,360
Chatham Lodging Trust	1,308	24,917
Cherry Hill Mortgage Investment Corp.	251	4,423
Chesapeake Lodging Trust	1,569	46,348
Chimera Investment Corp.(b)	4,669	81,661
City Office REIT, Inc.	631	7,181
Colony NorthStar, Inc., Class A	13,228	80,817
Columbia Property Trust, Inc.	2,957	63,162
Community Healthcare Trust, Inc.(b)	378	9,639
CoreCivic, Inc.	2,827	56,992
CorEnergy Infrastructure Trust, Inc.	237	9,134
Coresite Realty Corp.	830	86,403
Corporate Office Properties Trust	2,384	65,584
Cousins Properties, Inc.	10,011	88,998
CubeSmart	4,441	130,743
CyrusOne, Inc.	2,207	118,273
CYS Investments, Inc.	4,429	31,756
DCT Industrial Trust, Inc.	2,292	150,286
DDR Corp.	7,495	54,339
DiamondRock Hospitality Co.	5,010	55,361
Douglas Emmett, Inc.	3,892	145,055
Duke Realty Corp.	8,668	234,903
Dynex Capital, Inc.	1,098	7,225
Easterly Government Properties, Inc.	1,256	25,886
EastGroup Properties, Inc.	831	74,607
Education Realty Trust, Inc.	1,941	63,878
Ellington Residential Mortgage REIT	227	2,581
Empire State Realty Trust, Inc., Class A	3,340	58,183
EPR Properties	1,568	86,271
Equity Commonwealth(a)	2,935	90,956
Equity Lifestyle Properties, Inc.	2,016	179,747
Farmland Partners, Inc.	782	5,959
First Industrial Realty Trust, Inc.	2,931	91,183
Forest City Realty Trust, Inc., Class A	6,224	124,853

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Four Corners Property Trust, Inc.	1,454	$32,948
Franklin Street Properties Corp.	2,289	17,808
Gaming and Leisure Properties, Inc.	4,889	167,546
Geo Group, Inc.	2,908	65,430
Getty Realty Corp.	664	16,633
Gladstone Commercial Corp.	733	12,710
Global Net Lease, Inc.	1,748	32,530
Government Properties Income Trust	808	10,092
Gramercy Property Trust	3,912	91,932
Great Ajax Corp.	246	3,306
Healthcare Realty Trust, Inc.(b)	3,020	84,047
Healthcare Trust of America, Inc., Class A	4,996	124,850
Hersha Hospitality Trust	964	18,104
Highwoods Properties, Inc.	2,569	113,087
Hospitality Properties Trust	3,406	84,741
Hudson Pacific Properties, Inc.	3,860	126,878
Independence Realty Trust, Inc.	1,741	16,365
Industrial Logistics Properties Trust	491	10,075
InfraREIT, Inc.(a)	1,039	22,141
Invesco Mortgage Capital, Inc.	2,957	47,992
Investors Real Estate Trust	2,593	13,821
Invitation Homes, Inc.	7,145	165,335
iStar, Inc.(a)	1,559	15,808
Kilroy Realty Corp.	2,370	169,858
Kite Realty Group Trust	1,924	28,321
Lamar Advertising Co., Class A	2,026	129,077
LaSalle Hotel Properties	2,770	81,909
Lexington Realty Trust	5,740	46,150
Liberty Property Trust	3,609	150,928
Life Storage, Inc.	1,122	99,230
LTC Properties, Inc.	930	33,620
Mack-Cali Realty Corp.	2,069	35,525
Medical Properties Trust, Inc.(b)	8,889	113,601
MFA Financial, Inc.	9,518	71,575
Monmouth Real Estate Investment Corp.	1,839	28,744
MTGE Investment Corp.	947	17,188
National Health Investors, Inc.	974	66,495
National Retail Properties, Inc.(b)	3,757	142,916
National Storage Affiliates Trust	1,321	34,769
New Residential Investment Corp.	8,088	141,378
New Senior Investment Group, Inc.	1,996	17,206
New York Mortgage Trust, Inc.(b)	2,229	13,508
NexPoint Residential Trust, Inc.	399	10,689
NorthStar Realty Europe Corp.	1,337	19,387
Omega Healthcare Investors, Inc.	4,744	123,249
One Liberty Properties, Inc.	299	7,104
Orchid Island Capital, Inc.	1,310	9,170
Outfront Media, Inc.	3,327	62,381
Owens Realty Mortgage, Inc.(b)	207	3,211
Paramount Group, Inc.(b)	5,214	74,821
Park Hotels & Resorts, Inc.	4,353	125,279
Pebblebrook Hotel Trust(b)	1,690	59,133

21

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Pennsylvania Real Estate Investment Trust(b)	1,929	$18,673
PennyMac Mortgage Investment Trust(f)	1,345	23,659
Physicians Realty Trust	4,488	67,051
Piedmont Office Realty Trust, Inc., Class A	3,637	65,175
PotlatchDeltic Corp.	1,471	76,271
Preferred Apartment Communities, Inc., Class A	889	13,077
PS Business Parks, Inc.	476	54,873
QTS Realty Trust, Inc., Class A	1,200	42,468
Quality Care Properties, Inc.(a)	2,281	50,114
RAIT Financial Trust	701	127
Ramco-Gershenson Properties Trust	1,817	21,713
Rayonier, Inc.	3,130	116,405
Redwood Trust, Inc.	1,672	25,649
Regency Centers Corp.	3,650	214,803
Resource Capital Corp.(b)	816	7,964
Retail Opportunity Investments Corp.	2,836	48,779
Retail Properties of America, Inc., Class A	5,228	60,331
Rexford Industrial Realty, Inc.	1,968	60,122
RLJ Lodging Trust	4,130	85,780
Ryman Hospitality Properties, Inc.	1,066	83,553
Sabra Health Care REIT, Inc.	4,274	78,257
Saul Centers, Inc.	334	15,982
Select Income REIT	1,763	33,427
Senior Housing Properties Trust	5,557	86,523
Seritage Growth Properties, Class A(b)	686	24,401
Spirit Realty Capital, Inc.	11,215	90,281
STAG Industrial, Inc.	2,236	54,939
Starwood Property Trust, Inc.	6,362	133,348
STORE Capital Corp.	4,135	104,326
Summit Hotel Properties, Inc.	2,373	34,361
Sun Communities, Inc.	1,850	173,623
Sunstone Hotel Investors, Inc.	5,485	85,566
Tanger Factory Outlet Centers, Inc.	2,278	50,002
Taubman Centers, Inc.	1,451	81,227
Terreno Realty Corp.	1,424	52,902
Tier REIT, Inc.	1,060	20,151
UMH Properties, Inc.	582	7,874
Uniti Group, Inc.(a)	3,967	71,485
Universal Health Realty Income Trust	266	15,941
Urban Edge Properties	2,591	53,297
Urstadt Biddle Properties, Inc., Class A	753	14,962
VICI Properties, Inc.	6,778	123,224
Washington Prime Group, Inc.(b)	4,441	28,733
Washington Real Estate Investment Trust	2,039	58,560
Weingarten Realty Investors	2,983	81,943
Western Asset Mortgage Capital Corp.	811	8,069
Whitestone REIT(b)	694	7,530

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
WP Carey, Inc.(b)	2,589	$165,308
Xenia Hotels & Resorts, Inc.	2,494	51,351

		10,197,615
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	1,722	39,434
Altisource Portfolio Solutions SA(a)(b)	291	7,967
AV Homes, Inc.(a)(b)	247	4,112
CareTrust REIT, Inc.	1,695	22,391
Consolidated-Tomoka Land Co.	74	4,552
Forestar Group, Inc.(a)	222	4,840
FRP Holdings, Inc.(a)	130	7,475
Global Medical REIT, Inc.	339	2,641
Howard Hughes Corp.(a)	899	121,635
Jones Lang LaSalle, Inc.	1,100	186,461
Kennedy-Wilson Holdings, Inc.	2,967	56,225
Maui Land & Pineapple Co., Inc.(a)	141	1,502
Newmark Group, Inc., Class A(a)	560	8,456
Rafael Holdings, Inc., Class B(a)	154	1,263
RE/MAX Holdings, Inc., Class A	460	24,909
Realogy Holdings Corp.	3,262	80,905
Redfin Corp.(a)(b)	1,408	30,131
RMR Group, Inc., Class A	147	10,937
St. Joe Co.(a)(b)	1,143	19,717
Stratus Properties, Inc.(a)(b)	102	3,187
Tejon Ranch Co.(a)	367	8,929
Trinity Place Holdings, Inc.(a)(b)	516	3,380

		651,049
Road & Rail — 0.8%
AMERCO	122	41,177
ArcBest Corp.	654	20,993
Avis Budget Group, Inc.(a)	1,758	86,863
Covenant Transportation Group, Inc., Class A(a)	256	7,104
Daseke, Inc.(a)	765	6,334
Genesee & Wyoming, Inc., Class A(a)	1,489	106,017
Heartland Express, Inc.	1,363	24,302
Hertz Global Holdings, Inc.(a)(b)	1,324	28,996
Knight-Swift Transportation Holdings, Inc.	3,059	119,293
Landstar System, Inc.	1,019	103,581
Marten Transport Ltd.	1,036	20,202
Old Dominion Freight Line, Inc.	1,479	197,979
Roadrunner Transportation Systems, Inc.(a)	571	1,228
Ryder System, Inc.	1,293	87,187
Saia, Inc.(a)	621	41,017
Schneider National, Inc., Class B	949	25,319
Universal Logistics Holdings, Inc.	231	5,070
Werner Enterprises, Inc.	1,170	40,131
YRC Worldwide, Inc.(a)	880	7,322

		970,115

22

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.4%
Acacia Communications, Inc.(a)(b)	432	$12,161
Advanced Energy Industries, Inc.(a)	943	56,156
Advanced Micro Devices, Inc.(a)(b)	20,601	224,128
Alpha & Omega Semiconductor Ltd.(a)	531	8,050
Ambarella, Inc.(a)(b)	819	38,157
Amkor Technology, Inc.(a)	2,579	21,354
Aquantia Corp.(a)(b)	194	2,291
Axcelis Technologies, Inc.(a)	802	17,644
AXT, Inc.(a)	693	4,054
Brooks Automation, Inc.	1,659	41,276
Cabot Microelectronics Corp.	606	61,479
Cavium, Inc.(a)	1,644	123,316
CEVA, Inc.(a)	491	16,007
Cirrus Logic, Inc.(a)	1,548	56,456
Cohu, Inc.	735	15,729
Cree, Inc.(a)	2,381	88,859
CyberOptics Corp.(a)(b)	138	2,104
Cypress Semiconductor Corp.	8,205	119,629
Diodes, Inc.(a)	879	25,095
DSP Group, Inc.(a)	432	5,162
Entegris, Inc.	3,422	110,188
First Solar, Inc.(a)	1,993	141,324
FormFactor, Inc.(a)	1,961	22,502
GSI Technology, Inc.(a)	231	1,693
Ichor Holdings Ltd.(a)	424	9,370
Impinj, Inc.(a)(b)	358	4,400
Inphi Corp.(a)(b)	1,035	29,580
Integrated Device Technology, Inc.(a)	3,272	91,060
Kopin Corp.(a)(b)	1,064	3,522
Lattice Semiconductor Corp.(a)	3,134	16,986
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,043	17,335
Marvell Technology Group Ltd.	9,738	195,344
MaxLinear, Inc., Class A(a)	1,532	34,210
Microsemi Corp.(a)	2,867	185,466
MKS Instruments, Inc.	1,310	134,144
Monolithic Power Systems, Inc.	976	114,290
Nanometrics, Inc.(a)	610	15,140
NeoPhotonics Corp.(a)(b)	957	4,919
NVE Corp.	97	8,203
ON Semiconductor Corp.(a)	10,193	225,061
PDF Solutions, Inc.(a)	559	6,233
Photronics, Inc.(a)	1,721	13,166
Pixelworks, Inc.(a)	492	2,106
Power Integrations, Inc.	706	47,867
Rambus, Inc.(a)	2,567	34,654
Rudolph Technologies, Inc.(a)	837	21,218
Semtech Corp.(a)	1,562	61,387
Sigma Designs, Inc.(a)	837	5,273
Silicon Laboratories, Inc.(a)	1,020	94,758

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SMART Global Holdings, Inc.(a)	202	$7,908
SunPower Corp.(a)(b)	1,560	13,307
Teradyne, Inc.	4,796	156,110
Ultra Clean Holdings, Inc.(a)	923	16,162
Veeco Instruments, Inc.(a)	1,235	19,081
Xcerra Corp.(a)	1,235	14,919
Xperi Corp.	1,273	28,006

		2,845,999
Software — 4.2%
A10 Networks, Inc.(a)	935	5,704
ACI Worldwide, Inc.(a)	2,836	65,937
Allscripts Healthcare Solutions, Inc.(a)	4,741	55,090
American Software, Inc., Class A	691	8,817
ANSYS, Inc.(a)	2,086	337,223
Aspen Technology, Inc.(a)	1,777	155,932
Atlassian Corp. PLC, Class A(a)(b)	2,246	125,731
Blackbaud, Inc.	1,160	121,754
Blackline, Inc.(a)	703	29,104
Bottomline Technologies, Inc.(a)	939	37,109
Cadence Design Systems, Inc.(a)	6,779	271,567
CommVault Systems, Inc.(a)	926	64,774
Digimarc Corp.(a)	209	6,030
Ebix, Inc.(b)	582	45,105
Ellie Mae, Inc.(a)	829	80,305
ePlus, Inc.(a)	323	25,792
Everbridge, Inc.(a)	385	14,380
Fair Isaac Corp.(a)	729	126,248
FireEye, Inc.(a)(b)	4,363	78,752
ForeScout Technologies, Inc.(a)	141	4,511
Fortinet, Inc.(a)	3,556	196,860
Glu Mobile, Inc.(a)	2,447	10,718
Guidewire Software, Inc.(a)(b)	1,840	155,701
HubSpot, Inc.(a)(b)	851	90,121
Imperva, Inc.(a)	783	35,039
Manhattan Associates, Inc.(a)	1,617	69,628
MicroStrategy, Inc., Class A(a)	235	29,953
Mitek Systems, Inc.(a)	797	6,177
MobileIron, Inc.(a)	1,495	6,952
Model N, Inc.(a)	515	8,832
Monotype Imaging Holdings, Inc.	1,237	27,400
Netscout Systems, Inc.(a)	2,087	56,662
Nuance Communications, Inc.(a)	7,249	106,705
Park City Group, Inc.(a)(b)	271	2,141
Paycom Software, Inc.(a)(b)	1,203	137,395
Pegasystems, Inc.	894	54,579
Progress Software Corp.	1,148	42,396
Proofpoint, Inc.(a)	1,048	123,601
PTC, Inc.(a)	2,803	230,827
QAD, Inc., Class A	231	10,372
Qualys, Inc.(a)	792	60,944
Rapid7, Inc.(a)	681	19,231
RealPage, Inc.(a)	1,416	75,756
Rosetta Stone, Inc.(a)	347	4,827

23

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Rubicon Project, Inc.(a)	1,012	$2,206
SailPoint Technologies Holding, Inc.(a)	436	10,503
SecureWorks Corp., Class A(a)	142	1,551
Splunk, Inc.(a)	3,446	353,732
SS&C Technologies Holdings, Inc.	4,754	236,036
Synchronoss Technologies, Inc.(a)	1,140	12,768
Tableau Software, Inc., Class A(a)	1,570	133,528
Take-Two Interactive Software, Inc.(a)	2,730	272,208
TeleNav, Inc.(a)	712	3,667
Tyler Technologies, Inc.(a)	852	186,520
Ultimate Software Group, Inc.(a)(b)	697	167,224
Upland Software, Inc.(a)	144	3,912
Varonis Systems, Inc.(a)	506	33,067
VASCO Data Security International, Inc.(a)	999	15,485
Verint Systems, Inc.(a)	1,572	66,181
VirnetX Holding Corp.(a)(b)	876	1,927
Workiva, Inc.(a)	691	15,547
Zendesk, Inc.(a)	2,432	118,560
Zix Corp.(a)	922	4,656
Zynga, Inc., Class A(a)	18,424	63,559

		4,925,519
Specialty Retail — 1.6%
Aaron’s, Inc.	1,545	64,535
Abercrombie & Fitch Co., Class A	1,619	41,479
America’s Car-Mart, Inc.(a)	178	9,487
American Eagle Outfitters, Inc.	3,949	81,665
Asbury Automotive Group, Inc.(a)	484	32,452
Ascena Retail Group, Inc.(a)	3,673	8,154
AutoNation, Inc.(a)(b)	1,426	65,867
Barnes & Noble Education, Inc.(a)	818	5,881
Barnes & Noble, Inc.	1,279	7,098
Bed Bath & Beyond, Inc.	3,314	57,862
Big 5 Sporting Goods Corp.(b)	454	3,814
BMC Stock Holdings, Inc.(a)	1,628	28,083
Boot Barn Holdings, Inc.(a)	423	8,278
Buckle, Inc.(b)	719	16,573
Build-A-Bear Workshop, Inc.(a)	212	1,929
Caleres, Inc.	1,086	35,545
Carvana Co.(a)(b)	378	9,907
Cato Corp., Class A	595	9,645
Chico’s FAS, Inc.	3,176	31,538
Children’s Place, Inc.	408	52,040
Citi Trends, Inc.	303	9,281
Conn’s, Inc.(a)	489	12,470
Container Store Group, Inc.(a)	305	1,900
Dick’s Sporting Goods, Inc.	1,930	63,864
DSW, Inc., Class A	1,701	37,932
Express, Inc.(a)	2,038	15,978
Finish Line, Inc., Class A	768	10,422
Five Below, Inc.(a)	1,315	92,852
Floor & Decor Holdings, Inc., Class A(a)	735	40,859

Security	Shares	Value
Specialty Retail (continued)
Foot Locker, Inc.	2,971	$127,991
Francesca’s Holdings Corp.(a)	795	3,935
GameStop Corp., Class A	2,670	36,446
Genesco, Inc.(a)	460	19,665
GNC Holdings, Inc., Class A(a)	1,284	4,558
Group 1 Automotive, Inc.	491	32,087
Guess?, Inc.	1,458	33,957
Haverty Furniture Cos., Inc.	394	7,151
Hibbett Sports, Inc.(a)(b)	467	12,702
Hudson, Ltd., Class A(a)	883	13,095
J. Jill, Inc.(a)	200	1,022
Kirkland’s, Inc.(a)	239	2,531
Lithia Motors, Inc., Class A	574	55,024
Lumber Liquidators Holdings, Inc.(a)	641	15,429
MarineMax, Inc.(a)	525	11,340
Michaels Cos., Inc.(a)	2,631	48,989
Monro, Inc.	802	44,872
National Vision Holdings, Inc.(a)	754	25,093
Office Depot, Inc.	12,628	28,916
Party City Holdco, Inc.(a)	817	12,868
Penske Automotive Group, Inc.	968	43,657
Pier 1 Imports, Inc.	1,706	3,804
Rent-A-Center, Inc.(b)	1,081	10,929
RH(a)	490	46,770
Sally Beauty Holdings, Inc.(a)(b)	3,052	52,769
Shoe Carnival, Inc.	254	6,190
Signet Jewelers Ltd.	1,490	57,931
Sleep Number Corp.(a)	963	27,291
Sonic Automotive, Inc., Class A	519	10,276
Sportsman’s Warehouse Holdings, Inc.(a)	801	3,997
Systemax, Inc.	285	8,958
Tailored Brands, Inc.	1,172	36,977
Tile Shop Holdings, Inc.	794	5,439
Tilly’s, Inc., Class A	187	2,096
Urban Outfitters, Inc.(a)	1,965	79,131
Vitamin Shoppe, Inc.(a)	519	2,569
Williams-Sonoma, Inc.	2,048	97,894
Winmark Corp.	45	5,864
Zumiez, Inc.(a)	515	12,051

		1,909,654
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	2,788	27,992
Avid Technology, Inc.(a)	628	2,813
CPI Card Group, Inc.(b)	45	116
Cray, Inc.(a)	1,154	27,523
Diebold Nixdorf, Inc.	1,724	26,463
Eastman Kodak Co.(a)	420	2,079
Electronics for Imaging, Inc.(a)(b)	1,114	30,858
Immersion Corp.(a)	808	8,896
Intevac, Inc.(a)	360	2,358
NCR Corp.(a)	2,904	89,325

24

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc., Class A(a)	2,314	$46,812
Quantum Corp.(a)	448	1,756
Stratasys Ltd.(a)(b)	1,152	22,084
Super Micro Computer, Inc.(a)	966	17,098
Synaptics, Inc.(a)	854	37,166
USA Technologies, Inc.(a)(b)	1,093	9,564

		352,903
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	1,155	115,870
Columbia Sportswear Co.	715	59,352
Crocs, Inc.(a)	1,707	26,971
Culp, Inc.	300	8,865
Deckers Outdoor Corp.(a)	772	71,997
Delta Apparel, Inc.(a)	133	2,406
Fossil Group, Inc.(a)(b)	1,162	17,372
G-III Apparel Group Ltd.(a)	1,049	38,278
Iconix Brand Group, Inc.(a)(b)	1,083	878
lululemon athletica, Inc.(a)	2,334	232,933
Michael Kors Holdings Ltd.(a)	3,514	240,359
Movado Group, Inc.	406	16,017
Oxford Industries, Inc.	379	29,198
Perry Ellis International, Inc.(a)	325	8,434
Ralph Lauren Corp.	1,360	149,396
Sequential Brands Group, Inc.(a)	637	1,229
Skechers U.S.A., Inc., Class A(a)	3,227	91,969
Steven Madden Ltd.	1,412	68,129
Superior Uniform Group, Inc.	212	5,686
Unifi, Inc.(a)	412	12,199
Vera Bradley, Inc.(a)	451	5,132
Wolverine World Wide, Inc.	2,310	69,208

		1,271,878
Thrifts & Mortgage Finance — 1.3%
Banc of California, Inc.	1,118	21,466
BankFinancial Corp.	320	5,418
Beneficial Bancorp, Inc.	1,938	30,717
Berkshire Hills Bancorp, Inc.	962	36,508
BofI Holding, Inc.(a)	1,407	56,674
Brookline Bancorp, Inc.	2,089	34,677
BSB Bancorp, Inc.(a)	132	4,257
Capitol Federal Financial, Inc.	3,437	42,859
Charter Financial Corp.	302	7,024
Dime Community Bancshares, Inc.	742	14,654
Entegra Financial Corp.(a)	132	3,835
ESSA Bancorp, Inc.	159	2,325
Essent Group Ltd.(a)	2,010	66,250
Federal Agricultural Mortgage Corp., Class C	199	17,016
First Defiance Financial Corp.	256	15,273
Flagstar Bancorp, Inc.(a)	512	17,690
Flushing Financial Corp.	646	16,738
Greene County Bancorp, Inc.(b)	67	2,322
Hingham Institution for Savings	28	5,712

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Home Bancorp, Inc.	136	$5,896
HomeStreet, Inc.(a)	608	15,504
Impac Mortgage Holdings, Inc.(a)	218	1,866
Kearny Financial Corp.	2,290	32,174
Ladder Capital Corp.	1,834	25,493
LendingTree, Inc.(a)(b)	151	35,998
Luther Burbank Corp.	390	4,859
Malvern Bancorp, Inc.(a)	134	3,410
Merchants Bancorp	170	3,635
Meridian Bancorp, Inc.	1,100	20,790
Meta Financial Group, Inc.	228	25,342
MGIC Investment Corp.(a)	8,897	89,148
Nationstar Mortgage Holdings, Inc.(a)	658	11,857
New York Community Bancorp, Inc.	11,751	139,590
NMI Holdings, Inc., Class A(a)	1,431	19,819
Northfield Bancorp, Inc.	932	14,763
Northwest Bancshares, Inc.	2,261	37,533
OceanFirst Financial Corp.	1,103	29,759
Ocwen Financial Corp.(a)	2,735	11,104
Oritani Financial Corp.	787	12,041
PCSB Financial Corp.(a)	477	9,669
People’s United Financial, Inc.	8,577	156,873
Provident Bancorp, Inc.(a)	82	1,927
Provident Financial Holdings, Inc.	127	2,330
Provident Financial Services, Inc.	1,513	39,520
Prudential Bancorp, Inc.	149	2,722
Radian Group, Inc.	5,299	75,776
Riverview Bancorp, Inc.	410	3,850
SI Financial Group, Inc.	203	2,903
Southern Missouri Bancorp, Inc.	182	6,352
Sterling Bancorp, Inc.	444	5,657
Territorial Bancorp, Inc.	125	3,805
TFS Financial Corp.	1,371	20,442
Timberland Bancorp, Inc.	134	4,375
TrustCo Bank Corp. NY	1,937	16,561
United Community Financial Corp.	956	9,684
United Financial Bancorp, Inc.	1,192	19,704
Walker & Dunlop, Inc.	677	38,663
Washington Federal, Inc.	2,125	67,469
Waterstone Financial, Inc.	563	9,655
Western New England Bancorp, Inc.	558	6,026
WSFS Financial Corp.	816	40,882

		1,486,841
Tobacco — 0.1%
Turning Point Brands, Inc.	122	2,589
Universal Corp.	615	28,936
Vector Group Ltd.	2,339	45,610

		77,135
Trading Companies & Distributors — 1.4%
Aceto Corp.	602	1,517
Air Lease Corp.	2,383	99,347
Aircastle Ltd.	1,117	21,893

25

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Trading Companies & Distributors (continued)
Applied Industrial Technologies, Inc.	946	$60,497
Beacon Roofing Supply, Inc.(a)	1,665	81,502
CAI International, Inc.(a)	465	10,453
DXP Enterprises, Inc.(a)	393	14,266
EnviroStar, Inc.	72	2,628
Foundation Building Materials, Inc.(a)	243	3,414
GATX Corp.	913	59,564
GMS, Inc.(a)	801	24,959
H&E Equipment Services, Inc.	783	25,330
HD Supply Holdings, Inc.(a)	4,570	176,866
Herc Holdings, Inc.(a)	589	31,011
Huttig Building Products, Inc.(a)	453	2,813
Kaman Corp.	682	41,356
Lawson Products, Inc.(a)	117	2,709
MRC Global, Inc.(a)	2,081	38,977
MSC Industrial Direct Co., Inc., Class A	1,067	92,231
Nexeo Solutions, Inc.(a)	680	6,929
NOW, Inc.(a)	2,638	31,999
Rush Enterprises, Inc., Class A(a)	834	34,052
Rush Enterprises, Inc., Class B(a)	112	4,358
SiteOne Landscape Supply, Inc.(a)(b)	831	56,924
Textainer Group Holdings Ltd.(a)	743	12,780
Titan Machinery, Inc.(a)	499	9,641
Triton International Ltd.	1,182	36,654
United Rentals, Inc.(a)	2,068	310,200
Univar, Inc.(a)	2,794	77,003
Veritiv Corp.(a)	288	10,958
Watsco, Inc.	741	124,058
WESCO International, Inc.(a)	1,160	69,078
Willis Lease Finance Corp.(a)	56	1,830

		1,577,797
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	1,960	74,284
Wesco Aircraft Holdings, Inc.(a)	1,402	14,160

		88,444
Water Utilities — 0.3%
American States Water Co.	923	51,430
Aqua America, Inc.	4,369	153,535
AquaVenture Holdings Ltd.(a)	216	3,167
Artesian Resources Corp., Class A	143	5,477
Cadiz, Inc.(a)(b)	549	7,384
California Water Service Group	1,203	46,616
Connecticut Water Service, Inc.	287	19,516
Consolidated Water Co. Ltd.	249	3,523
Evoqua Water Technologies Corp.(a)	1,145	23,392
Global Water Resources, Inc.	179	1,650
Middlesex Water Co.	507	21,122
Pure Cycle Corp.(a)	255	2,282

Security	Shares	Value
Water Utilities (continued)
SJW Group	360	$21,762
York Water Co.	240	7,728

		368,584
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)	866	20,316
RingCentral, Inc., Class A(a)	1,585	106,274
Shenandoah Telecommunications Co.	1,139	42,997
Spok Holdings, Inc.	439	6,541
Telephone & Data Systems, Inc.	2,332	63,734
United States Cellular Corp.(a)	326	12,900

		252,762

Total Common Stocks — 99.3% (Cost — $99,672,102)		115,559,974

Investment Companies — 0.2%

United States — 0.2%
iShares Russell 2000 ETF(f)	737	112,997
iShares Russell Mid-Cap ETF(f)	550	113,338

Total Investment Companies — 0.2% (Cost — $219,339)		226,335

Rights — 0.0%

Biotechnology — 0.0%
Dyax Corp., CVR (Expires 12/31/19)(a)(c)	502	1,150

Total Rights — 0.0% (Cost — $557)		1,150

Total Long-Term Investments — 99.5% (Cost — $99,891,998)		115,787,459

Short-Term Securities — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(f)(d)(e)	8,305,639	8,306,470
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(f)(d)	1,621,585	1,621,585

Total Short-Term Securities — 8.6% (Cost — $9,927,909)		9,928,055

Total Investments — 108.1% (Cost — $109,819,907)		125,715,514
Liabilities in Excess of Other Assets — (8.1)%		(9,379,311)

Net Assets — 100.0%		$116,336,203

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

26

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,424,989	—		(4,119,350	)(b)	8,305,639	$8,306,470	$59,563	(c)	$(1,757)	$146
BlackRock Cash Funds: Treasury, SL Agency Shares	373,297	1,248,288	(d)	—		1,621,585	1,621,585	10,386		—	—
PennyMac Mortgage Investment Trust	983	362		—		1,345	23,659	1,658		—	264
iShares Russell 2000 ETF	1,394	22,635		(23,292)		737	112,997	1,494		19,270	(3,946)
iShares Russell Mid-Cap ETF	600	14,718		(14,768)		550	113,338	2,213		10,966	(1,878)

							$10,178,049	$75,314		$28,479	$(5,414)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Russell 2000 E-Mini Index	4	06/15/18	$309	$(1,653)

27

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of April 30, 2018, the following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$115,559,974	$—	$—	$115,559,974
Investment Companies	226,335	—	—	226,335
Rights	—	—	1,150	1,150
Short-Term Securities	9,928,055	—	—	9,928,055

	$125,714,364	$—	$1,150	$125,715,514

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(1,653)	$—	$—	$(1,653)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2018, there were no transfers between levels.

28

Schedule of Investments (unaudited) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%

Aerospace & Defense — 2.4%
AAR Corp.	2,053	$88,895
Aerojet Rocketdyne Holdings, Inc.(a)	1,957	54,679
Aerovironment, Inc.(a)	679	37,005
Arconic, Inc.	13,583	241,913
Astronics Corp.(a)	802	29,337
Axon Enterprise, Inc.(a)	1,444	60,619
Boeing Co.	17,564	5,858,648
Cubic Corp.(b)	936	57,798
Curtiss-Wright Corp.	1,367	175,031
Ducommun, Inc.(a)	229	6,662
Engility Holdings, Inc.(a)	406	10,321
Esterline Technologies Corp.(a)	696	50,008
General Dynamics Corp.	8,124	1,635,442
HEICO Corp.(b)	864	75,902
HEICO Corp., Class A	1,905	137,446
Hexcel Corp.	2,745	182,460
Huntington Ingalls Industries, Inc.	1,361	331,009
KEYW Holding Corp.(a)(b)	934	7,229
KLX, Inc.(a)	1,650	129,079
Kratos Defense & Security Solutions, Inc.(a)	2,453	24,555
L3 Technologies, Inc.	2,418	473,638
Lockheed Martin Corp.	7,825	2,510,573
Moog, Inc., Class A(a)	1,056	86,560
National Presto Industries, Inc.	82	7,851
Northrop Grumman Corp.	4,846	1,560,606
Orbital ATK, Inc.	1,790	236,960
Raytheon Co.	9,184	1,882,169
Rockwell Collins, Inc.	5,049	669,194
Sparton Corp.(a)	231	4,267
Spirit Aerosystems Holdings, Inc., Class A(b)	3,646	293,029
Teledyne Technologies, Inc.(a)	1,082	202,431
Textron, Inc.	8,419	523,157
TransDigm Group, Inc.	1,523	488,228
Triumph Group, Inc.	1,299	30,721
United Technologies Corp.	23,611	2,836,862
Vectrus, Inc.(a)	359	12,924

		21,013,208
Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc.(a)	1,842	37,282
Atlas Air Worldwide Holdings, Inc.(a)	832	52,749
C.H. Robinson Worldwide, Inc.	4,354	400,699
Echo Global Logistics, Inc.(a)	550	15,015
Expeditors International of Washington, Inc.	5,502	351,358
FedEx Corp.	7,785	1,924,452
Forward Air Corp.	769	41,518
Hub Group, Inc., Class A(a)	1,099	48,301
Park-Ohio Holdings Corp.	132	5,003
Radiant Logistics, Inc.(a)	1,065	3,759
United Parcel Service, Inc., Class B	21,686	2,461,361

Security	Shares	Value
Air Freight & Logistics (continued)
XPO Logistics, Inc.(a)(b)	3,742	$363,573

		5,705,070
Airlines — 0.5%
Alaska Air Group, Inc.	3,823	248,227
Allegiant Travel Co.	427	68,427
American Airlines Group, Inc.	13,631	585,179
Copa Holdings SA, Class A	938	109,905
Delta Air Lines, Inc.	20,628	1,077,194
Hawaiian Holdings, Inc.	1,778	73,254
JetBlue Airways Corp.(a)	9,951	190,960
SkyWest, Inc.	1,635	93,031
Southwest Airlines Co.	17,302	914,065
Spirit Airlines, Inc.(a)	1,980	70,726
United Continental Holdings, Inc.(a)	8,489	573,347

		4,004,315
Auto Components — 0.5%
Adient PLC	2,967	181,848
Allison Transmission Holdings, Inc.	4,065	158,494
American Axle & Manufacturing Holdings, Inc.(a)	3,615	55,454
Aptiv PLC	8,388	709,457
BorgWarner, Inc.	6,516	318,893
Cooper Tire & Rubber Co.	1,827	44,670
Cooper-Standard Holding, Inc.(a)	597	73,909
Dana, Inc.	4,871	115,589
Delphi Technologies PLC	2,840	137,484
Dorman Products, Inc.(a)	905	58,155
Fox Factory Holding Corp.(a)	1,252	41,629
Gentex Corp.	8,684	197,474
Gentherm, Inc.(a)	1,405	47,489
Goodyear Tire & Rubber Co.	7,940	199,373
Horizon Global Corp.(a)(b)	519	3,877
Johnson Controls International PLC	29,337	993,644
LCI Industries	770	73,381
Lear Corp.	2,153	402,547
Modine Manufacturing Co.(a)	1,640	28,208
Motorcar Parts of America, Inc.(a)	249	4,741
Spartan Motors, Inc.	620	11,067
Standard Motor Products, Inc.	805	36,507
Stoneridge, Inc.(a)	452	11,901
Superior Industries International, Inc.	483	6,352
Tenneco, Inc.	1,503	67,169
Tower International, Inc.	322	9,499
Visteon Corp.(a)	970	120,707

		4,109,518
Automobiles — 0.5%
Ford Motor Co.	122,296	1,374,607
General Motors Co.	41,738	1,533,454
Harley-Davidson, Inc.	5,308	218,318
Tesla, Inc.(a)(b)	4,180	1,228,502
Thor Industries, Inc.	1,490	158,149
Winnebago Industries, Inc.	953	36,119

		4,549,149

1

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks — 6.6%
1st Source Corp.	180	$9,360
Access National Corp.	555	15,435
ACNB Corp.	387	11,610
Allegiance Bancshares, Inc.(a)(b)	408	16,504
American National Bankshares, Inc.	234	8,997
Ameris Bancorp	882	45,599
Ames National Corp.	233	6,442
Arrow Financial Corp.	442	15,647
Associated Banc-Corp	6,926	183,193
BancFirst Corp.	744	42,520
Banco Latinoamericano de Comercio Exterior SA	516	13,978
Bancorp, Inc.(a)	2,717	28,121
BancorpSouth Bank	3,011	99,514
Bank of America Corp.	300,868	9,002,000
Bank of Hawaii Corp.	1,393	117,305
Bank of NT Butterfield & Son Ltd.	2,108	100,025
Bank of the Ozarks, Inc.	3,713	173,768
BankUnited, Inc.	3,264	129,287
Bankwell Financial Group, Inc.	638	20,148
Banner Corp.	921	52,865
Bar Harbor Bankshares	399	11,659
BB&T Corp.	24,638	1,300,886
Blue Hills Bancorp, Inc.	840	17,073
BOK Financial Corp.	769	77,423
Boston Private Financial Holdings, Inc.	3,138	50,365
Bridge Bancorp, Inc.	369	12,140
Bryn Mawr Bank Corp.	476	21,230
Cadence BanCorp	1,920	56,122
Camden National Corp.	528	23,396
Carolina Financial Corp.	506	19,840
Cathay General Bancorp	2,427	97,104
CenterState Bank Corp.	2,265	65,640
Central Pacific Financial Corp.	427	12,417
Chemical Financial Corp.	2,287	125,533
CIT Group, Inc.	4,119	218,101
Citigroup, Inc.	82,046	5,601,280
Citizens & Northern Corp.	1,736	41,924
Citizens Financial Group, Inc.	15,424	639,942
City Holding Co.	249	17,823
CoBiz Financial, Inc.	792	15,959
Codorus Valley Bancorp, Inc.	309	9,026
Columbia Banking System, Inc.	2,220	89,266
Comerica, Inc.	5,362	507,138
Commerce Bancshares, Inc.	2,809	178,428
Community Bank System, Inc.	1,823	102,544
Community Trust Bancorp, Inc.	312	14,976
ConnectOne Bancorp, Inc.	619	16,342
Cullen/Frost Bankers, Inc.	1,749	200,173

Security	Shares	Value
Banks (continued)
Customers Bancorp, Inc.(a)	1,068	$30,780
CVB Financial Corp.	3,868	85,676
Eagle Bancorp, Inc.(a)	1,077	63,220
East West Bancorp, Inc.	4,347	289,597
Enterprise Financial Services Corp.	346	17,594
Farmers Capital Bank Corp.	262	13,139
FB Financial Corp.	766	30,510
FCB Financial Holdings, Inc., Class A(a)	2,015	116,467
Fidelity Southern Corp.	744	16,911
Fifth Third Bancorp	21,810	723,438
Financial Institutions, Inc.	439	13,653
First Bancorp, Inc.	314	8,704
First BanCorp, Puerto Rico(a)	7,080	51,118
First Bancorp/Southern Pines NC	584	22,280
First Busey Corp.	686	20,340
First Business Financial Services, Inc.	443	11,514
First Citizens BancShares, Inc., Class A	224	96,833
First Commonwealth Financial Corp.	5,961	90,250
First Community Bancshares, Inc.	576	17,873
First Financial Bancorp	2,336	72,299
First Financial Bankshares, Inc.	1,943	96,276
First Financial Corp.	269	11,500
First Foundation, Inc.(a)	1,126	20,144
First Hawaiian, Inc.	1,926	53,061
First Horizon National Corp.	8,932	163,456
First Interstate Bancsystem, Inc., Class A	383	15,512
First Merchants Corp.	2,267	97,662
First Midwest Bancorp, Inc.	3,356	81,584
First of Long Island Corp.	640	16,960
First Republic Bank	5,011	465,372
FNB Corp.	8,938	116,194
Franklin Financial Network, Inc.(a)(b)	413	13,918
Fulton Financial Corp.	6,228	105,253
German American Bancorp, Inc.	625	21,094
Glacier Bancorp, Inc.	2,406	89,094
Great Southern Bancorp, Inc.	266	14,058
Great Western Bancorp, Inc.	1,678	69,033
Green Bancorp, Inc.(a)	579	13,056
Guaranty Bancorp	2,284	65,094
Hancock Holding Co.	2,680	130,918
Hanmi Financial Corp.	471	13,000
Heartland Financial USA, Inc.	1,634	87,664
Heritage Commerce Corp.	1,357	22,377
Heritage Financial Corp.	731	21,711
Home BancShares, Inc.	4,759	110,599
HomeTrust Bancshares, Inc.(a)	642	16,756
Hope Bancorp, Inc.	3,638	62,901
Horizon Bancorp	598	17,198
Huntington Bancshares, Inc.	33,233	495,504
Iberiabank Corp.	1,572	117,821
Independent Bank Corp.	1,623	73,541

2

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Independent Bank Group, Inc.	1,852	$132,233
International Bancshares Corp.	1,955	77,809
Investors Bancorp, Inc.	7,684	102,735
JPMorgan Chase & Co.	108,601	11,813,617
KeyCorp	33,364	664,611
Lakeland Bancorp, Inc.	1,021	19,910
Lakeland Financial Corp.	1,300	61,776
LCNB Corp.	345	6,452
LegacyTexas Financial Group, Inc.	1,518	62,344
Live Oak Bancshares, Inc.	747	21,103
M&T Bank Corp.	4,392	800,530
Macatawa Bank Corp.	816	8,715
MB Financial, Inc.	2,425	103,353
MBT Financial Corp.	784	7,977
Mercantile Bank Corp.	497	17,544
Midland States Bancorp, Inc.	3,264	102,816
MutualFirst Financial, Inc.	253	9,298
National Bank Holdings Corp., Class A	665	23,395
National Bankshares, Inc.	185	8,482
NBT Bancorp, Inc.	3,725	136,111
Nicolet Bankshares, Inc.(a)	324	18,005
OFG Bancorp	1,049	14,162
Old Line Bancshares, Inc.	322	10,964
Old National Bancorp	6,405	110,166
Opus Bank	316	8,911
Orrstown Financial Services, Inc.	348	9,170
Pacific Premier Bancorp, Inc.(a)	1,486	59,069
PacWest Bancorp	3,977	203,781
Park National Corp.	310	33,443
Peapack Gladstone Financial Corp.	523	17,280
Penns Woods Bancorp, Inc.	162	7,047
Peoples Bancorp, Inc.	664	23,811
Peoples Financial Services Corp.	169	7,926
Pinnacle Financial Partners, Inc.	2,193	140,462
PNC Financial Services Group, Inc.(f)	15,196	2,213,126
Popular, Inc.	3,207	148,452
Preferred Bank	405	25,815
Premier Financial Bancorp, Inc.	400	7,872
Prosperity Bancshares, Inc.	2,385	171,171
QCR Holdings, Inc.	413	18,688
Regions Financial Corp.	36,304	678,885
Renasant Corp.	2,482	112,261
Republic First Bancorp, Inc.(a)	1,213	10,068
S&T Bancorp, Inc.	1,546	65,983
Sandy Spring Bancorp, Inc.	1,437	56,948
Seacoast Banking Corp. of Florida(a)(b)	2,399	66,284
ServisFirst Bancshares, Inc.	1,364	57,233
Signature Bank(a)	1,694	215,392
Simmons First National Corp., Class A	4,043	122,099
South State Corp.	1,165	100,831
Southern First Bancshares, Inc.(a)	2,153	98,715
Southside Bancshares, Inc.	1,208	42,075
State Bank Financial Corp.	612	19,284
Sterling Bancorp	6,652	157,985

Security	Shares	Value
Banks (continued)
Stock Yards Bancorp, Inc.	496	$18,575
Summit Financial Group, Inc.	488	12,224
SunTrust Banks, Inc.	14,848	991,846
SVB Financial Group(a)	1,641	491,660
Synovus Financial Corp.	3,366	175,941
TCF Financial Corp.	4,947	122,834
Texas Capital Bancshares, Inc.(a)	1,618	159,616
Tompkins Financial Corp.	743	57,731
TowneBank	2,955	88,354
Trico Bancshares	439	16,405
Tristate Capital Holdings, Inc.(a)	771	19,275
Triumph Bancorp, Inc.(a)	569	22,106
Trustmark Corp.	1,885	59,019
U.S. Bancorp	48,829	2,463,423
UMB Financial Corp.	1,611	123,370
Umpqua Holdings Corp.	6,707	158,017
Union Bankshares Corp.	2,053	77,624
Union Bankshares, Inc.	330	16,830
United Bankshares, Inc.	2,865	97,267
United Community Banks, Inc.	1,961	62,615
Univest Corp. of Pennsylvania	396	11,385
Valley National Bancorp	8,105	101,718
Veritex Holdings, Inc.(a)	1,049	30,127
Washington Trust Bancorp, Inc.	276	15,290
Webster Financial Corp.	2,964	178,403
Wells Fargo & Co.	140,827	7,317,371
WesBanco, Inc.	1,029	45,070
Westamerica BanCorp	648	36,165
Western Alliance Bancorp(a)	2,961	174,640
Wintrust Financial Corp.	1,719	153,765
Zions Bancorporation	6,098	333,865

		56,993,281
Beverages — 1.6%
Boston Beer Co., Inc., Class A(a)(b)	300	67,245
Brown-Forman Corp., Class A	1,484	79,201
Brown-Forman Corp., Class B	7,484	419,403
Coca-Cola Bottling Co. Consolidated	89	14,987
Coca-Cola Co.	121,386	5,245,089
Constellation Brands, Inc., Class A	5,044	1,175,908
Craft Brew Alliance, Inc.(a)	284	5,481
Dr. Pepper Snapple Group, Inc.	5,680	681,373
MGP Ingredients, Inc.	444	42,531
Molson Coors Brewing Co., Class B	5,527	393,744
Monster Beverage Corp.(a)	12,969	713,295
National Beverage Corp.	405	35,786
PepsiCo, Inc.	45,076	4,549,971
Primo Water Corp.(a)(b)	879	11,462

		13,435,476
Biotechnology — 2.9%
AbbVie, Inc.	50,971	4,921,347
ACADIA Pharmaceuticals, Inc.(a)	3,360	53,122
Acceleron Pharma, Inc.(a)	1,144	39,937

3

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Achillion Pharmaceuticals, Inc.(a)	2,422	$9,131
Acorda Therapeutics, Inc.(a)(b)	1,558	35,990
Adamas Pharmaceuticals, Inc.(a)(b)	202	6,098
Aduro Biotech, Inc.(a)	478	3,298
Advaxis, Inc.(a)	420	672
Agenus, Inc.(a)	860	2,950
Agios Pharmaceuticals, Inc.(a)(b)	1,529	128,298
Aimmune Therapeutics, Inc.(a)	1,031	32,002
Akebia Therapeutics, Inc.(a)	1,893	17,435
Alder Biopharmaceuticals, Inc.(a)(b)	5,438	77,220
Alexion Pharmaceuticals, Inc.(a)	6,867	807,765
Alkermes PLC(a)(b)	4,730	209,397
Alnylam Pharmaceuticals, Inc.(a)	2,702	255,420
AMAG Pharmaceuticals, Inc.(a)	692	14,221
Amgen, Inc.	23,000	4,013,040
Amicus Therapeutics, Inc.(a)	5,984	84,674
AnaptysBio, Inc.(a)(b)	586	54,955
Anavex Life Sciences Corp.(a)	580	1,322
Ardelyx, Inc.(a)	547	2,626
Arena Pharmaceuticals, Inc.(a)	1,442	57,449
Array BioPharma, Inc.(a)(b)	6,184	83,855
Atara Biotherapeutics, Inc.(a)	1,189	47,976
Athersys, Inc.(a)(b)	1,234	2,480
Audentes Therapeutics, Inc.(a)	1,027	38,369
Avexis, Inc.(a)	900	191,394
Axovant Sciences Ltd.(a)	1,114	1,192
Bellicum Pharmaceuticals, Inc.(a)	229	1,532
BioCryst Pharmaceuticals, Inc.(a)(b)	2,094	10,302
Biogen, Inc.(a)(b)	6,686	1,829,290
Biohaven Pharmaceutical Holding Co. Ltd.(a)	2,200	64,152
BioMarin Pharmaceutical, Inc.(a)	5,455	455,547
Biospecifics Technologies Corp.(a)	73	3,097
BioTime, Inc.(a)	1,303	2,814
Bluebird Bio, Inc.(a)	1,532	260,670
Blueprint Medicines Corp.(a)	1,290	98,969
Calithera Biosciences, Inc.(a)	1,548	9,520
Cara Therapeutics, Inc.(a)(b)	462	5,720
Celgene Corp.(a)	24,098	2,098,936
Celldex Therapeutics, Inc.(a)	2,655	1,965
ChemoCentryx, Inc.(a)	482	5,268
Chimerix, Inc.(a)	931	4,264
Clovis Oncology, Inc.(a)	1,403	60,862
Coherus Biosciences, Inc.(a)	566	6,849
Concert Pharmaceuticals, Inc.(a)	219	3,997
Curis, Inc.(a)	1,975	1,054
Cytokinetics, Inc.(a)	1,286	10,674
CytomX Therapeutics, Inc.(a)	1,002	26,353
Dynavax Technologies Corp.(a)(b)	1,635	27,713
Eagle Pharmaceuticals, Inc.(a)(b)	156	8,114
Edge Therapeutics, Inc.(a)	255	280
Editas Medicine, Inc.(a)	1,393	43,740
Emergent Biosolutions, Inc.(a)	869	45,066

Security	Shares	Value
Biotechnology (continued)
Enanta Pharmaceuticals, Inc.(a)	421	$39,174
Epizyme, Inc.(a)(b)	1,181	15,176
Esperion Therapeutics, Inc.(a)(b)	584	40,886
Exact Sciences Corp.(a)	3,737	186,887
Exelixis, Inc.(a)	9,114	189,753
Fate Therapeutics, Inc.(a)	4,501	45,460
FibroGen, Inc.(a)	2,212	100,535
Five Prime Therapeutics, Inc.(a)	764	12,797
Flexion Therapeutics, Inc.(a)(b)	1,134	28,259
Foundation Medicine, Inc.(a)	504	38,480
G1 Therapeutics, Inc.(a)	1,319	50,584
Genomic Health, Inc.(a)	816	25,892
Geron Corp.(a)(b)	2,354	8,757
Gilead Sciences, Inc.	40,905	2,954,568
Global Blood Therapeutics, Inc.(a)	1,180	52,097
Halozyme Therapeutics, Inc.(a)	4,046	76,591
Heron Therapeutics, Inc.(a)	1,968	59,630
Idera Pharmaceuticals, Inc.(a)	2,309	3,533
ImmunoGen, Inc.(a)	3,602	39,586
Immunomedics, Inc.(a)(b)	2,763	50,314
Incyte Corp.(a)	5,519	341,847
Innoviva, Inc.(a)	2,582	37,439
Inovio Pharmaceuticals, Inc.(a)	806	3,538
Insmed, Inc.(a)(b)	2,474	60,192
Insys Therapeutics, Inc.(a)(b)	259	1,816
Intellia Therapeutics, Inc.(a)	1,726	34,555
Intercept Pharmaceuticals, Inc.(a)(b)	488	33,189
Intrexon Corp.(a)(b)	2,222	40,396
Invitae Corp.(a)	635	3,512
Ionis Pharmaceuticals, Inc.(a)(b)	3,922	168,764
Iovance Biotherapeutics, Inc.(a)	2,024	29,348
Ironwood Pharmaceuticals, Inc.(a)	4,863	88,118
Karyopharm Therapeutics, Inc.(a)	521	6,815
Keryx Biopharmaceuticals, Inc.(a)	1,317	5,834
La Jolla Pharmaceutical Co.(a)(b)	594	17,238
Lexicon Pharmaceuticals, Inc.(a)	862	7,111
Ligand Pharmaceuticals, Inc.(a)	661	102,356
Loxo Oncology, Inc.(a)(b)	717	90,277
MacroGenics, Inc.(a)	1,137	26,219
Madrigal Pharmaceuticals, Inc.(a)(b)	433	48,998
MediciNova, Inc.(a)	353	3,978
Merrimack Pharmaceuticals, Inc.	203	1,721
MiMedx Group, Inc.(a)(b)	3,418	28,062
Minerva Neurosciences, Inc.(a)	223	1,461
Momenta Pharmaceuticals, Inc.(a)	2,983	62,046
Myriad Genetics, Inc.(a)	1,797	50,837
Natera, Inc.(a)	274	3,050
Neurocrine Biosciences, Inc.(a)	2,757	223,538
NewLink Genetics Corp.(a)(b)	181	825
Novavax, Inc.(a)	5,716	8,917
OPKO Health, Inc.(a)(b)	7,590	23,074
Organovo Holdings, Inc.(a)	1,130	1,401
Otonomy, Inc.(a)	261	979

4

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
PDL BioPharma, Inc.(a)	4,251	$12,413
Portola Pharmaceuticals, Inc.(a)	1,929	69,695
Progenics Pharmaceuticals, Inc.(a)	1,204	7,838
Protagonist Therapeutics, Inc.(a)	153	1,322
Prothena Corp. PLC(a)	1,072	12,864
PTC Therapeutics, Inc.(a)(b)	1,326	36,770
Puma Biotechnology, Inc.(a)	955	60,881
Radius Health, Inc.(a)	1,241	37,478
Regeneron Pharmaceuticals, Inc.(a)	2,506	761,022
REGENXBIO, Inc.(a)	904	33,764
Repligen Corp.(a)	1,363	50,431
Retrophin, Inc.(a)	1,474	36,997
Rigel Pharmaceuticals, Inc.(a)	5,790	20,902
Sage Therapeutics, Inc.(a)	1,285	184,937
Sangamo Therapeutics, Inc.(a)	2,680	42,344
Sarepta Therapeutics, Inc.(a)	1,915	146,229
Seattle Genetics, Inc.(a)(b)	3,498	179,063
Seres Therapeutics, Inc.(a)	199	1,526
Spark Therapeutics, Inc.(a)(b)	947	72,275
Spectrum Pharmaceuticals, Inc.(a)	3,102	49,384
Stemline Therapeutics, Inc.(a)(b)	346	5,951
Synergy Pharmaceuticals, Inc.(a)(b)	9,204	14,358
TESARO, Inc.(a)(b)	1,253	63,790
Tetraphase Pharmaceuticals, Inc.(a)(b)	851	2,740
TG Therapeutics, Inc.(a)	1,735	24,897
Trevena, Inc.(a)(b)	537	999
Ultragenyx Pharmaceutical, Inc.(a)	1,365	69,397
United Therapeutics Corp.(a)	1,362	149,970
Vanda Pharmaceuticals, Inc.(a)	1,628	22,711
Versartis, Inc.(a)	676	1,014
Vertex Pharmaceuticals, Inc.(a)	7,924	1,213,640
XBiotech, Inc.(a)(b)	186	895
Xencor, Inc.(a)	1,364	39,542
ZIOPHARM Oncology, Inc.(a)(b)	2,000	8,440

		25,293,272
Building Products — 0.3%
AAON, Inc.	1,580	53,720
Advanced Drainage Systems, Inc.	1,310	33,012
Allegion PLC	2,977	229,765
Ameresco, Inc., Class A(a)	2,508	29,720
American Woodmark Corp.(a)	472	38,798
AO Smith Corp.	4,400	269,940
Apogee Enterprises, Inc.	1,044	42,919
Armstrong Flooring, Inc.(a)	377	4,656
Armstrong World Industries, Inc.(a)	1,474	82,544
Builders FirstSource, Inc.(a)	3,122	56,914
Caesarstone Ltd.	516	9,520
Continental Building Products, Inc.(a)	1,617	45,438
CSW Industrials, Inc.(a)	435	18,857
Fortune Brands Home & Security, Inc.	4,725	258,410
Gibraltar Industries, Inc.(a)	1,147	40,317
Griffon Corp.	454	9,035
Insteel Industries, Inc.	261	7,838

Security	Shares	Value
Building Products (continued)
JELD-WEN Holding, Inc.(a)	1,879	$52,819
Lennox International, Inc.	1,169	226,050
Masco Corp.	9,805	371,315
Masonite International Corp.(a)	947	57,483
NCI Building Systems, Inc.(a)	625	10,937
Owens Corning	3,465	226,923
Patrick Industries, Inc.(a)	762	43,358
PGT Innovations, Inc.(a)	1,672	29,176
Quanex Building Products Corp.	446	7,649
Simpson Manufacturing Co., Inc.	1,080	59,054
Trex Co., Inc.(a)	925	96,089
Universal Forest Products, Inc.	2,154	68,669
USG Corp.(a)	2,829	113,811

		2,594,736
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	1,742	287,186
Ameriprise Financial, Inc.	4,632	649,453
Artisan Partners Asset Management, Inc., Class A	1,678	53,948
Associated Capital Group, Inc., Class A	152	5,495
B. Riley Financial, Inc.	227	4,688
Bank of New York Mellon Corp.	31,263	1,704,146
BGC Partners, Inc., Class A	7,517	100,427
BlackRock, Inc.(f)	3,906	2,036,979
BrightSphere Investment Group PLC	1,963	29,779
Charles Schwab Corp.	37,328	2,078,423
CME Group, Inc.	10,629	1,675,981
Cohen & Steers, Inc.	928	37,213
Cowen, Inc., Class A(a)	773	11,981
Diamond Hill Investment Group, Inc.	56	10,943
Donnelley Financial Solutions, Inc.(a)	1,284	23,626
E*Trade Financial Corp.(a)	8,578	520,513
Eaton Vance Corp.	3,555	193,356
Evercore, Inc., Class A	1,531	155,014
Federated Investors, Inc., Class B	1,311	34,702
Financial Engines, Inc.	1,976	88,228
Franklin Resources, Inc.	10,784	362,774
Gain Capital Holdings, Inc.	726	5,924
Goldman Sachs Group, Inc.	11,083	2,641,411
Greenhill & Co., Inc.	453	9,196
Hamilton Lane, Inc., Class A	2,401	100,482
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	6,207	120,478
HFF, Inc., Class A	1,007	35,386
Houlihan Lokey, Inc.	838	37,291
INTL. FCStone, Inc.(a)	828	37,111
Invesco Ltd.	12,979	376,002
Investment Technology Group, Inc.	1,138	23,010
Ladenburg Thalmann Financial Services, Inc.	380	1,262
Lazard Ltd., Class A	3,736	203,313
Legg Mason, Inc.	2,916	115,765
LPL Financial Holdings, Inc.	2,795	169,293

5

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Marcus & Millichap, Inc.(a)	477	$16,294
Moelis & Co., Class A	1,035	55,683
Morgan Stanley	41,848	2,160,245
Northern Trust Corp.	6,590	703,482
Oppenheimer Holdings, Inc., Class A	269	7,223
Piper Jaffray Cos.	584	40,909
PJT Partners, Inc., Class A	381	21,142
Raymond James Financial, Inc.	4,127	370,398
Safeguard Scientifics, Inc.(a)	589	7,627
SEI Investments Co.	4,244	268,348
State Street Corp.	11,592	1,156,650
Stifel Financial Corp.	2,211	128,857
T. Rowe Price Group, Inc.	7,385	840,561
TD Ameritrade Holding Corp.	9,778	568,004
Virtu Financial, Inc., Class A	804	28,944
Virtus Investment Partners, Inc.	336	38,758
Waddell & Reed Financial, Inc., Class A	2,763	55,923
Westwood Holdings Group, Inc.	168	9,741
WisdomTree Investments, Inc.	2,265	23,941

		20,443,509
Chemicals — 2.2%
A. Schulman, Inc.	1,019	43,715
AdvanSix, Inc.(a)	1,050	37,611
Air Products & Chemicals, Inc.	7,109	1,153,720
Albemarle Corp.	3,472	336,645
American Vanguard Corp.	632	13,620
Ashland Global Holdings, Inc.	1,988	131,566
Axalta Coating Systems Ltd.(a)	6,652	205,547
Balchem Corp.	1,182	104,300
Cabot Corp.	1,967	109,877
Celanese Corp., Series A	4,221	458,696
CF Industries Holdings, Inc.	7,362	285,646
Chase Corp.	109	12,208
Chemours Co.	5,804	280,972
Codexis, Inc.(a)	807	9,079
DowDuPont, Inc.	74,853	4,733,767
Eastman Chemical Co.	4,473	456,604
Ecolab, Inc.	8,157	1,180,889
Ferro Corp.(a)(b)	2,525	55,575
Flotek Industries, Inc.(a)(b)	1,115	3,980
FMC Corp.	4,206	335,344
GCP Applied Technologies, Inc.(a)	1,898	54,378
Hawkins, Inc.	210	6,825
HB Fuller Co.	3,303	163,399
Huntsman Corp.	6,084	181,121
Ingevity Corp.(a)	1,315	101,031
Innophos Holdings, Inc.	357	14,773
Innospec, Inc.	896	65,139
International Flavors & Fragrances, Inc.	2,434	343,827
KMG Chemicals, Inc.	632	38,862
Koppers Holdings, Inc.(a)	682	29,872
Kraton Corp.(a)	1,033	47,177

Security	Shares	Value
Chemicals (continued)
Kronos Worldwide, Inc.	1,192	$27,464
Landec Corp.(a)	899	11,957
LSB Industries, Inc.(a)	74	409
LyondellBasell Industries NV, Class A	10,178	1,076,120
Minerals Technologies, Inc.	1,324	91,422
Monsanto Co.	13,882	1,740,386
Mosaic Co.	11,265	303,592
NewMarket Corp.	248	94,128
Olin Corp.	5,210	157,290
OMNOVA Solutions, Inc.(a)	1,355	14,769
Platform Specialty Products Corp.(a)	6,523	65,687
PolyOne Corp.	2,286	95,669
PPG Industries, Inc.	7,974	844,287
Praxair, Inc.	8,919	1,360,326
Quaker Chemical Corp.	362	53,210
Rayonier Advanced Materials, Inc.	3,511	75,135
RPM International, Inc.	4,724	228,169
Scotts Miracle-Gro Co., Class A	1,330	111,161
Sensient Technologies Corp.	1,195	79,647
Sherwin-Williams Co.	2,551	937,901
Stepan Co.	513	36,074
Trecora Resources(a)(b)	733	9,492
Tredegar Corp.	681	11,986
Trinseo SA	1,410	102,859
Tronox Ltd., Class A	2,338	40,167
Valvoline, Inc.	6,198	125,695
Versum Materials, Inc.	3,472	122,145
Westlake Chemical Corp.	1,083	115,848
WR Grace & Co.	1,998	136,743

		19,065,503
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	2,009	62,540
ACCO Brands Corp.	3,640	43,862
Advanced Disposal Services, Inc.(a)	1,892	41,700
Aqua Metals, Inc.(a)(b)	1,057	3,308
ARC Document Solutions, Inc.(a)	941	2,070
Brink’s Co.	1,451	107,084
Casella Waste Systems, Inc., Class A(a)	782	19,167
CECO Environmental Corp.	925	4,348
Cintas Corp.	2,783	473,945
Clean Harbors, Inc.(a)	2,262	103,600
Copart, Inc.(a)	6,242	318,841
Covanta Holding Corp.	3,235	48,201
Deluxe Corp.	1,445	99,040
Encore Capital Group, Inc.(a)(b)	852	37,999
Ennis, Inc.	495	8,860
Essendant, Inc.	636	4,732
Healthcare Services Group, Inc.	2,219	85,720
Heritage-Crystal Clean, Inc.(a)	397	8,397
Herman Miller, Inc.	2,044	62,751
HNI Corp.	1,510	50,419

6

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies (continued)
InnerWorkings, Inc.(a)	577	$5,828
Interface, Inc.	1,200	26,400
Iron Mountain, Inc.	8,797	298,570
KAR Auction Services, Inc.	4,152	215,862
Kimball International, Inc., Class B	1,050	17,346
Knoll, Inc.	1,883	35,909
LSC Communications, Inc.	1,460	25,521
McGrath RentCorp	626	36,890
Mobile Mini, Inc.	1,241	52,122
MSA Safety, Inc.	1,077	93,527
Multi-Color Corp.	545	35,398
Pitney Bowes, Inc.	6,230	63,671
Quad/Graphics, Inc.	1,100	27,181
Republic Services, Inc.	7,033	454,894
Rollins, Inc.	2,898	140,611
RR Donnelley & Sons Co.	2,845	24,040
Steelcase, Inc., Class A	2,295	30,409
Stericycle, Inc.(a)	2,723	159,867
Sykes Enterprises, Inc.(a)	1,447	41,616
Team, Inc.(a)(b)	528	8,950
Tetra Tech, Inc.	1,876	90,798
U.S. Ecology, Inc.	839	44,719
UniFirst Corp.	464	74,518
Viad Corp.	784	39,788
VSE Corp.	300	15,387
Waste Management, Inc.	13,527	1,099,610

		4,746,016
Communications Equipment — 1.3%
ADTRAN, Inc.	877	12,848
Applied Optoelectronics, Inc.(a)(b)	492	15,724
Arista Networks, Inc.(a)(b)	1,655	437,830
ARRIS International PLC(a)	5,823	157,221
Bel Fuse, Inc., Class B	206	3,986
CalAmp Corp.(a)	1,415	27,946
Calix, Inc.(a)	1,374	9,137
Ciena Corp.(a)	4,423	113,892
Cisco Systems, Inc.	156,870	6,947,772
Clearfield, Inc.(a)	214	2,611
CommScope Holding Co., Inc.(a)	6,038	230,772
Comtech Telecommunications Corp.	769	23,524
Digi International, Inc.(a)	916	10,534
EchoStar Corp., Class A(a)	1,630	85,640
Extreme Networks, Inc.(a)	7,411	79,298
F5 Networks, Inc.(a)	1,973	321,777
Finisar Corp.(a)(b)	3,154	49,139
Harmonic, Inc.(a)(b)	2,232	8,147
Harris Corp.	3,716	581,257
Infinera Corp.(a)	4,027	47,196
InterDigital, Inc.	1,197	89,117
Juniper Networks, Inc.	11,819	290,629
KVH Industries, Inc.(a)	368	3,901
Loral Space & Communications, Inc.(a)	204	7,925
Lumentum Holdings, Inc.(a)	1,920	96,864

Security	Shares	Value
Communications Equipment (continued)
Motorola Solutions, Inc.	5,107	$560,902
NETGEAR, Inc.(a)	1,119	61,881
Oclaro, Inc.(a)	5,340	42,293
Palo Alto Networks, Inc.(a)	2,795	538,066
Plantronics, Inc.	930	60,590
Quantenna Communications, Inc.(a)(b)	1,082	13,709
Ribbon Communications, Inc.(a)	1,319	7,677
Ubiquiti Networks, Inc.(a)(b)	747	53,231
ViaSat, Inc.(a)	1,681	107,550
Viavi Solutions, Inc.(a)	7,781	73,530

		11,174,116
Construction & Engineering — 0.2%
AECOM(a)	4,950	170,478
Aegion Corp.(a)	966	21,918
Argan, Inc.	230	9,200
Chicago Bridge & Iron Co. NV	2,644	39,924
Comfort Systems USA, Inc.	1,305	55,071
Dycom Industries, Inc.(a)	920	95,551
EMCOR Group, Inc.	1,710	125,839
Fluor Corp.	4,425	260,854
Granite Construction, Inc.	1,357	71,080
Great Lakes Dredge & Dock Corp.(a)(b)	1,265	5,819
IES Holdings, Inc.(a)	192	3,245
Jacobs Engineering Group, Inc.	3,781	219,638
KBR, Inc.	4,807	80,229
Layne Christensen Co.(a)(b)	427	6,025
MasTec, Inc.(a)	2,219	97,636
MYR Group, Inc.(a)	480	14,400
NV5 Global, Inc.(a)	93	5,473
Orion Group Holdings, Inc.(a)(b)	507	3,072
Primoris Services Corp.	732	18,732
Quanta Services, Inc.(a)	4,706	152,945
Tutor Perini Corp.(a)	738	15,240

		1,472,369
Construction Materials — 0.1%
Eagle Materials, Inc.	1,497	148,143
Martin Marietta Materials, Inc.	1,966	382,918
Summit Materials, Inc., Class A(a)(b)	3,491	98,237
US Concrete, Inc.(a)(b)	727	42,493
Vulcan Materials Co.	4,132	461,503

		1,133,294
Consumer Discretionary — 0.0%
Acushnet Holdings Corp.	2,214	53,490
American Outdoor Brands Corp.(a)	1,541	16,951
Camping World Holdings, Inc., Class A	1,130	32,352
SP Plus Corp.(a)	321	11,283

		114,076
Consumer Finance — 0.7%
Ally Financial, Inc.	14,270	372,447
American Express Co.	22,740	2,245,575
Capital One Financial Corp.	15,279	1,384,583

7

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Consumer Finance (continued)
Credit Acceptance Corp.(a)(b)	345	$114,140
Discover Financial Services	11,465	816,881
Enova International, Inc.(a)	1,211	35,482
Ezcorp, Inc., Class A(a)(b)	876	12,001
Green Dot Corp., Class A(a)	1,462	88,904
Navient Corp.	8,138	107,910
Nelnet, Inc., Class A	736	38,868
OneMain Holdings, Inc.(a)	1,886	58,183
PRA Group, Inc.(a)(b)	1,470	52,332
Regional Management Corp.(a)	217	7,133
Santander Consumer USA Holdings, Inc.	5,065	93,449
SLM Corp.(a)	13,908	159,664
Synchrony Financial	24,783	822,052
World Acceptance Corp.(a)	213	21,833

		6,431,437
Containers & Packaging — 0.4%
AptarGroup, Inc.	1,826	170,731
Ardagh Group SA	1,467	29,809
Avery Dennison Corp.	2,703	283,301
Ball Corp.	10,697	428,843
Bemis Co., Inc.	2,827	122,324
Berry Global Group, Inc.(a)	4,032	221,760
Crown Holdings, Inc.(a)	4,264	212,518
Graphic Packaging Holding Co.	9,416	134,649
Greif, Inc., Class A	953	55,770
Myers Industries, Inc.	350	8,155
Owens-Illinois, Inc.(a)	5,183	105,370
Packaging Corp. of America	2,882	333,419
Sealed Air Corp.	5,644	247,489
Silgan Holdings, Inc.	2,257	63,354
Sonoco Products Co.	3,048	156,545
UFP Technologies, Inc.(a)	191	6,351
WestRock Co.	7,948	470,204

		3,050,592
Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,195	24,629
Genuine Parts Co.	4,540	400,973
LKQ Corp.(a)	9,815	304,461
Pool Corp.	1,214	168,515

		898,578
Diversified Consumer Services — 0.2%
2U, Inc.(a)	1,492	120,091
Adtalem Global Education, Inc.(a)	1,954	93,010
American Public Education, Inc.(a)	306	12,332
Ascent Capital Group, Inc., Class A(a)	65	225
Bright Horizons Family Solutions, Inc.(a)	1,567	148,677
Capella Education Co.	400	36,700
Career Education Corp.(a)	1,520	19,714

Security	Shares	Value
Diversified Consumer Services (continued)
Carriage Services, Inc.	331	$8,616
Collectors Universe, Inc.	191	2,993
Graham Holdings Co., Class B	166	100,106
Grand Canyon Education, Inc.(a)	1,412	146,834
H&R Block, Inc.	6,554	181,218
Hillenbrand, Inc.	2,132	98,818
Houghton Mifflin Harcourt Co.(a)	3,459	23,521
K12, Inc.(a)	695	10,634
Laureate Education, Inc., Class A(a)	2,233	31,530
Matthews International Corp., Class A	1,197	58,833
Regis Corp.(a)	590	9,216
Service Corp. International	5,567	203,251
ServiceMaster Global Holdings, Inc.(a)	4,233	214,190
Sotheby’s(a)	1,241	65,525
Strayer Education, Inc.	386	40,557
Weight Watchers International, Inc.(a)	990	69,349

		1,695,940
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(a)	60,523	11,725,121
Cannae Holdings, Inc.(a)	2,019	41,712
Cboe Global Markets, Inc.	3,470	370,527
FactSet Research Systems, Inc.	1,209	228,634
Interactive Brokers Group, Inc., Class A	2,183	161,979
Intercontinental Exchange, Inc.	18,373	1,331,308
Leucadia National Corp.	10,168	244,439
MarketAxess Holdings, Inc.	1,150	228,424
Marlin Business Services Corp.	218	5,973
Moody’s Corp.	5,218	846,360
Morningstar, Inc.	595	64,605
MSCI, Inc.	2,798	419,224
Nasdaq, Inc.	3,590	317,069
On Deck Capital, Inc.(a)	454	2,383
PHH Corp.(a)	1,066	11,310
PICO Holdings, Inc.(a)	421	5,073
S&P Global, Inc.	8,088	1,525,397
Voya Financial, Inc.(b)	5,993	313,734

		17,843,272
Diversified Telecommunication Services — 1.6%
8x8, Inc.(a)	3,052	61,803
AT&T, Inc.	194,039	6,345,108
ATN International, Inc.	207	10,971
CenturyLink, Inc.	30,359	564,070
Cincinnati Bell, Inc.(a)	747	11,317
Cogent Communications Holdings, Inc.	1,020	48,093
Consolidated Communications Holdings, Inc.	1,492	16,859
Frontier Communications Corp.(b)	1,733	14,384
Globalstar, Inc.(a)	10,666	6,523
Hawaiian Telcom Holdco, Inc.(a)	433	11,795
IDT Corp., Class B(a)	292	1,583
Iridium Communications, Inc.(a)	3,132	37,271

8

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Telecommunication Services (continued)
ORBCOMM, Inc.(a)(b)	2,610	$23,542
pdvWireless, Inc.(a)	207	6,024
Verizon Communications, Inc.	130,057	6,418,313
Vonage Holdings Corp.(a)	6,867	76,773
Windstream Holdings, Inc.	6,963	10,793
Zayo Group Holdings, Inc.(a)	5,828	211,556

		13,876,778
Electric Utilities — 1.6%
ALLETE, Inc.	1,629	124,472
American Electric Power Co., Inc.	15,282	1,069,434
Avangrid, Inc.	1,707	89,976
Duke Energy Corp.	21,902	1,755,664
Edison International	10,038	657,690
El Paso Electric Co.	1,311	66,927
Entergy Corp.	5,574	454,783
Eversource Energy	10,100	608,525
Exelon Corp.	29,854	1,184,607
FirstEnergy Corp.	14,123	485,831
Great Plains Energy, Inc.	6,615	216,509
Hawaiian Electric Industries, Inc.	3,114	108,025
IDACORP, Inc.	1,514	140,802
MGE Energy, Inc.	1,143	66,351
NextEra Energy, Inc.	14,713	2,411,608
OGE Energy Corp.	6,635	218,092
Otter Tail Corp.	899	39,421
PG&E Corp.	16,124	743,316
Pinnacle West Capital Corp.	3,417	275,069
PNM Resources, Inc.	2,263	89,728
Portland General Electric Co.	2,840	120,643
PPL Corp.	21,715	631,907
Southern Co.	31,350	1,445,862
Spark Energy, Inc., Class A	1,436	17,878
Unitil Corp.	397	19,290
Westar Energy, Inc.	4,354	235,900
Xcel Energy, Inc.	15,522	727,050

		14,005,360
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,333	159,653
Allied Motion Technologies, Inc.	178	7,097
AMETEK, Inc.	6,974	486,785
Atkore International Group, Inc.(a)	497	8,832
AZZ, Inc.	702	31,274
Babcock & Wilcox Enterprises, Inc.(a)(b)	3,169	7,225
Brady Corp., Class A	1,612	58,677
Eaton Corp. PLC	13,963	1,047,644
Emerson Electric Co.	20,152	1,338,294
Encore Wire Corp.	788	41,488
Energous Corp.(a)(b)	545	9,788
EnerSys	1,442	98,864
Franklin Electric Co., Inc.	1,139	46,699
Generac Holdings, Inc.(a)	2,051	92,316

Security	Shares	Value
Electrical Equipment (continued)
General Cable Corp.	1,720	$50,998
Hubbell, Inc.	1,706	177,185
II-VI, Inc.(a)	2,008	76,505
LSI Industries, Inc.	297	1,821
Plug Power, Inc.(a)(b)	6,627	12,127
Powell Industries, Inc.	173	5,199
Preformed Line Products Co.	83	5,582
Regal-Beloit Corp.	1,552	110,502
Rockwell Automation, Inc.	4,021	661,575
Sensata Technologies Holding PLC(a)(b)	5,335	270,591
Sunrun, Inc.(a)	3,002	27,679
Thermon Group Holdings, Inc.(a)	457	10,415

		4,844,815
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	9,301	778,587
Anixter International, Inc.(a)	973	57,310
Arrow Electronics, Inc.(a)	2,870	214,504
Avnet, Inc.	3,815	149,662
AVX Corp.	1,604	23,675
Badger Meter, Inc.	1,004	42,620
Belden, Inc.	1,403	86,425
Benchmark Electronics, Inc.	1,791	47,103
CDW Corp.	4,680	333,637
Cognex Corp.	5,202	240,592
Coherent, Inc.(a)	786	132,221
Control4 Corp.(a)	363	7,565
Corning, Inc.	27,112	732,566
CTS Corp.	459	13,747
Daktronics, Inc.	624	5,622
Dolby Laboratories, Inc., Class A	2,324	139,022
Electro Scientific Industries, Inc.(a)	703	12,654
Fabrinet(a)	1,162	32,780
FARO Technologies, Inc.(a)	573	28,937
Fitbit, Inc., Series A(a)(b)	6,233	34,593
FLIR Systems, Inc.	4,227	226,356
Insight Enterprises, Inc.(a)	1,270	45,021
IPG Photonics Corp.(a)	1,117	237,955
Itron, Inc.(a)	986	64,484
Jabil, Inc.	5,462	145,289
KEMET Corp.(a)	1,594	27,449
Keysight Technologies, Inc.(a)	5,695	294,318
Kimball Electronics, Inc.(a)	871	13,805
Knowles Corp.(a)(b)	2,418	30,950
Littelfuse, Inc.	718	134,209
Maxwell Technologies, Inc.(a)	878	4,504
Mercury Systems, Inc.(a)	1,316	42,217
Mesa Laboratories, Inc.	63	10,604
Methode Electronics, Inc.	948	37,825
MTS Systems Corp.	301	15,291
National Instruments Corp.	3,275	133,915
Novanta, Inc.(a)	1,132	66,562
OSI Systems, Inc.(a)	650	41,613

9

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Park Electrochemical Corp.	658	$11,206
Plexus Corp.(a)	864	47,382
Radisys Corp.(a)	1,745	1,333
Rogers Corp.(a)	620	66,154
Sanmina Corp.(a)	1,905	56,197
ScanSource, Inc.(a)	458	15,709
SYNNEX Corp.	886	88,751
Tech Data Corp.(a)	1,088	82,960
Trimble, Inc.(a)	7,913	273,790
TTM Technologies, Inc.(a)	2,582	35,993
Universal Display Corp.	1,329	117,018
VeriFone Systems, Inc.(a)	4,141	95,284
Vishay Intertechnology, Inc.	4,416	77,942
Vishay Precision Group, Inc.(a)	235	6,651
Zebra Technologies Corp., Class A(a)	1,576	212,492

		5,875,051
Energy Equipment & Services — 0.8%
Archrock, Inc.	1,293	13,964
Baker Hughes a GE Co.	13,599	491,060
Bristow Group, Inc.	553	8,876
C&J Energy Services, Inc.(a)	1,222	36,489
Cactus, Inc.(a)	3,424	98,303
CARBO Ceramics, Inc.(a)(b)	1,879	16,610
Diamond Offshore Drilling, Inc.(a)(b)	2,636	48,476
Dril-Quip, Inc.(a)(b)	1,550	64,248
Ensco PLC, Class A	15,139	85,535
Era Group, Inc.(a)	614	6,478
Exterran Corp.(a)	755	22,114
Fairmount Santrol Holdings, Inc.(a)	2,774	15,257
Forum Energy Technologies, Inc.(a)	2,686	33,844
Frank’s International NV	468	3,271
Geospace Technologies Corp.(a)	309	3,257
Halliburton Co.	27,467	1,455,476
Helix Energy Solutions Group, Inc.(a)	5,417	41,819
Helmerich & Payne, Inc.	3,379	235,009
Keane Group, Inc.(a)	1,847	28,721
Matrix Service Co.(a)	641	9,871
McDermott International, Inc.(a)(b)	9,482	62,581
Nabors Industries Ltd.	8,216	62,524
National Oilwell Varco, Inc.	12,147	469,725
Natural Gas Services Group, Inc.(a)(b)	149	3,591
Newpark Resources, Inc.(a)	1,377	14,459
Noble Corp. PLC(a)	6,973	32,564
Oceaneering International, Inc.	2,768	58,792
Oil States International, Inc.(a)	1,277	45,908
Parker Drilling Co.(a)	1,353	853
Patterson-UTI Energy, Inc.	6,884	147,455
PHI, Inc.(a)	118	1,479
Pioneer Energy Services Corp.(a)	3,963	13,672
ProPetro Holding Corp.(a)	1,367	25,016
RigNet, Inc.(a)	264	3,986
Rowan Cos. PLC, Class A(a)	3,264	47,132

Security	Shares	Value
Energy Equipment & Services (continued)
RPC, Inc.	1,370	$24,674
Schlumberger Ltd.	43,833	3,005,191
SEACOR Holdings, Inc.(a)	311	17,055
SEACOR Marine Holdings, Inc.(a)	312	7,391
Superior Energy Services, Inc.(a)(b)	4,664	50,045
TETRA Technologies, Inc.(a)	1,785	7,015
Transocean Ltd.(a)(b)	13,113	162,208
Unit Corp.(a)	2,004	45,451
Weatherford International PLC(a)	24,696	72,853

		7,100,298
Equity Real Estate Investment Trusts (REITs) — 0.0%
Americold Realty Trust	6,494	133,841

Food & Staples Retailing — 1.5%
Andersons, Inc.	1,008	32,911
Casey’s General Stores, Inc.	1,201	116,017
Chefs’ Warehouse, Inc.(a)(b)	397	9,627
Costco Wholesale Corp.	13,713	2,703,655
CVS Health Corp.	32,048	2,237,912
Diplomat Pharmacy, Inc.(a)	2,079	45,301
Ingles Markets, Inc., Class A	278	9,522
Kroger Co.	28,181	709,879
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	357	2,553
Performance Food Group Co.(a)	3,550	115,197
PriceSmart, Inc.	676	59,218
Rite Aid Corp.(a)(b)	25,582	42,722
Smart & Final Stores, Inc.(a)	347	1,770
SpartanNash Co.	667	12,126
Sprouts Farmers Market, Inc.(a)	4,161	104,150
SuperValu, Inc.(a)(b)	691	12,099
Sysco Corp.	15,137	946,668
U.S. Foods Holding Corp.(a)	6,136	209,728
United Natural Foods, Inc.(a)	1,772	79,775
Village Super Market, Inc., Class A	168	4,570
Walgreens Boots Alliance, Inc.	27,163	1,804,981
Walmart Inc.	45,467	4,022,011
Weis Markets, Inc.	138	6,351

		13,288,743
Food Products — 1.1%
Archer-Daniels-Midland Co.	17,310	785,528
B&G Foods, Inc.(b)	2,308	52,507
Bunge Ltd.	4,417	319,040
Cal-Maine Foods, Inc.(a)	1,154	56,200
Calavo Growers, Inc.	581	54,440
Campbell Soup Co.	5,585	227,756
Conagra Brands, Inc.	12,413	460,150
Darling Ingredients, Inc.(a)	5,249	89,968
Dean Foods Co.	2,435	20,965
Farmer Bros Co.(a)(b)	293	8,307
Flowers Foods, Inc.	5,392	121,913

10

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Fresh Del Monte Produce, Inc.	1,062	$52,197
Freshpet, Inc.(a)	494	9,781
General Mills, Inc.	17,895	782,727
Hain Celestial Group, Inc.(a)	3,282	95,605
Hershey Co.	4,305	395,802
Hormel Foods Corp.	8,349	302,651
Hostess Brands, Inc.(a)	2,803	39,382
Ingredion, Inc.	2,203	266,761
J&J Snack Foods Corp.	400	54,964
J.M. Smucker Co.	3,440	392,435
John B Sanfilippo & Son, Inc.	174	9,899
Kellogg Co.	7,643	450,173
Kraft Heinz Co.	18,955	1,068,683
Lamb Weston Holdings, Inc.	4,480	292,634
Lancaster Colony Corp.	582	73,093
Limoneira Co.	296	6,891
McCormick & Co., Inc.	3,895	410,572
Mondelez International, Inc., Class A	44,730	1,766,835
Pilgrim’s Pride Corp.(a)	1,468	31,709
Pinnacle Foods, Inc.	3,651	220,521
Post Holdings, Inc.(a)(b)	2,023	160,970
Sanderson Farms, Inc.	640	71,142
Seneca Foods Corp., Class A(a)	168	4,628
Tootsie Roll Industries, Inc.	260	7,423
TreeHouse Foods, Inc.(a)	1,850	71,225
Tyson Foods, Inc., Class A	8,710	610,571

		9,846,048
Gas Utilities — 0.2%
Atmos Energy Corp.	3,485	302,812
Chesapeake Utilities Corp.	423	32,148
National Fuel Gas Co.	2,860	146,861
New Jersey Resources Corp.	2,713	112,182
Northwest Natural Gas Co.	1,112	68,166
ONE Gas, Inc.	1,895	132,119
South Jersey Industries, Inc.	2,044	63,160
Southwest Gas Holdings, Inc.	1,585	115,689
Spire, Inc.	1,532	110,534
UGI Corp.	5,459	264,161
WGL Holdings, Inc.	1,516	129,011

		1,476,843
Health Care Equipment & Supplies — 2.9%
Abaxis, Inc.	752	50,061
Abbott Laboratories	53,218	3,093,621
ABIOMED, Inc.(a)	1,282	385,818
Accuray, Inc.(a)	2,245	11,225
Align Technology, Inc.(a)	2,492	622,626
Analogic Corp.	530	44,043
AngioDynamics, Inc.(a)	820	15,892
Anika Therapeutics, Inc.(a)	299	13,159
Antares Pharma, Inc.(a)	8,092	18,935
AtriCure, Inc.(a)	723	16,072
Atrion Corp.	52	32,349

Security	Shares	Value
Health Care Equipment & Supplies (continued)
AxoGen, Inc.(a)	1,041	$41,432
Baxter International, Inc.	15,722	1,092,679
Becton Dickinson & Co.	8,622	1,999,183
Boston Scientific Corp.(a)	43,078	1,237,200
Cantel Medical Corp.	1,138	127,536
Cardiovascular Systems, Inc.(a)	623	14,236
Cerus Corp.(a)	1,475	7,670
ConforMIS, Inc.(a)	375	486
CONMED Corp.	1,024	66,591
Cooper Cos., Inc.	1,521	347,868
CryoLife, Inc.(a)	601	13,492
Cutera, Inc.(a)	240	12,036
Danaher Corp.	19,250	1,931,160
DENTSPLY SIRONA Inc.	7,159	360,384
DexCom, Inc.(a)(b)	2,642	193,342
Edwards Lifesciences Corp.(a)	6,552	834,463
Endologix, Inc.(a)	1,592	6,862
GenMark Diagnostics, Inc.(a)(b)	801	5,014
Glaukos Corp.(a)(b)	958	32,265
Globus Medical, Inc., Class A(a)	2,303	117,891
Haemonetics Corp.(a)	1,657	129,312
Halyard Health, Inc.(a)	1,343	63,618
Hill-Rom Holdings, Inc.	2,083	178,784
Hologic, Inc.(a)	8,858	343,602
ICU Medical, Inc.(a)	459	115,530
IDEXX Laboratories, Inc.(a)	2,733	531,541
Inogen, Inc.(a)	535	75,210
Insulet Corp.(a)(b)	1,850	159,100
Integra LifeSciences Holdings Corp.(a)	2,156	132,874
Intuitive Surgical, Inc.(a)	3,484	1,535,678
Invacare Corp.	859	15,634
iRhythm Technologies, Inc.(a)	411	23,900
K2M Group Holdings, Inc.(a)(b)	700	13,370
Lantheus Holdings, Inc.(a)	1,418	25,240
LeMaitre Vascular, Inc.	658	20,694
LivaNova PLC(a)	1,476	131,039
Masimo Corp.(a)	1,413	126,789
Medtronic PLC	43,708	3,502,322
Meridian Bioscience, Inc.	886	12,936
Merit Medical Systems, Inc.(a)	1,542	74,787
Natus Medical, Inc.(a)	1,168	38,602
Neogen Corp.(a)	1,603	109,244
Nevro Corp.(a)	940	83,998
Novocure Ltd.(a)(b)	1,720	46,956
NuVasive, Inc.(a)	1,721	91,574
NxStage Medical, Inc.(a)	1,886	50,205
Ocular Therapeutix, Inc.(a)	390	2,453
OraSure Technologies, Inc.(a)	1,875	33,244
Orthofix International NV(a)	352	21,479
Oxford Immunotec Global PLC(a)	422	5,414
Pulse Biosciences, Inc.(a)	649	11,416
Quidel Corp.(a)(b)	903	51,200
ResMed, Inc.	4,391	415,564
Rockwell Medical, Inc.(a)(b)	732	3,872

11

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
RTI Surgical, Inc.(a)	1,373	$6,041
STAAR Surgical Co.(a)	712	11,570
STERIS PLC	2,678	253,125
Stryker Corp.	10,661	1,806,187
Surmodics, Inc.(a)	407	15,201
Teleflex, Inc.	1,416	379,318
Utah Medical Products, Inc.	90	9,140
Varex Imaging Corp.(a)	870	31,311
Varian Medical Systems, Inc.(a)	2,891	334,171
West Pharmaceutical Services, Inc.	2,311	203,853
Wright Medical Group NV(a)	2,710	53,143
Zimmer Biomet Holdings, Inc.	6,360	732,481

		24,758,313
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(a)(b)	2,515	89,484
Addus HomeCare Corp.(a)	156	8,190
Aetna, Inc.	10,025	1,794,976
Amedisys, Inc.(a)	857	56,639
AmerisourceBergen Corp.	5,013	454,078
AMN Healthcare Services, Inc.(a)	1,523	101,813
Anthem, Inc.	8,078	1,906,327
BioTelemetry, Inc.(a)	1,095	41,829
Brookdale Senior Living, Inc.(a)	6,873	49,761
Capital Senior Living Corp.(a)	492	5,781
Cardinal Health, Inc.	9,978	640,288
Centene Corp.(a)	5,429	589,481
Chemed Corp.	548	168,905
Cigna Corp.	7,579	1,302,224
Civitas Solutions, Inc.(a)	124	1,767
Community Health Systems, Inc.(a)	2,135	8,070
Corvel Corp.(a)	227	11,134
Cross Country Healthcare, Inc.(a)	730	9,183
DaVita, Inc.(a)	4,440	278,788
Encompass Health Corp.	3,191	194,077
Ensign Group, Inc.	1,627	45,344
Envision Healthcare Corp.(a)(b)	3,597	133,700
Express Scripts Holding Co.(a)	17,791	1,346,779
Genesis Healthcare, Inc.(a)(b)	1,147	1,743
HCA Healthcare, Inc.	8,969	858,692
HealthEquity, Inc.(a)	1,637	107,502
Henry Schein, Inc.(a)(b)	5,022	381,672
HMS Holdings Corp.(a)	2,628	47,330
Humana, Inc.	4,437	1,305,277
Integer Holdings Corp.(a)	980	53,802
Kindred Healthcare, Inc.	3,507	31,212
Laboratory Corp. of America Holdings(a)	3,193	545,205
LHC Group, Inc.(a)	900	66,978
LifePoint Health, Inc.(a)	1,198	57,384
Magellan Health, Inc.(a)	871	73,033
McKesson Corp.	6,500	1,015,365
MEDNAX, Inc.(a)	2,875	131,991

Security	Shares	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.(a)	1,374	$114,385
National Healthcare Corp.	195	11,950
Owens & Minor, Inc.	1,771	28,779
Patterson Cos., Inc.	2,273	52,915
Penumbra, Inc.(a)	1,002	124,599
Premier, Inc., Class A(a)	1,479	48,792
Providence Service Corp.(a)	166	12,596
Quest Diagnostics, Inc.	4,308	435,970
R1 RCM, Inc.(a)	2,631	19,548
RadNet, Inc.(a)	791	10,481
Select Medical Holdings Corp.(a)	3,205	57,850
Surgery Partners, Inc.(a)	153	2,448
Teladoc, Inc.(a)(b)	1,822	78,346
Tenet Healthcare Corp.(a)	2,167	51,878
Tivity Health, Inc.(a)	1,224	44,003
Triple-S Management Corp., Class B(a)	970	27,500
U.S. Physical Therapy, Inc.	499	45,534
UnitedHealth Group, Inc.	30,292	7,161,029
Universal Health Services, Inc., Class B	2,706	309,025
WellCare Health Plans, Inc.(a)	1,468	301,175

		22,854,607
Health Care Technology — 0.1%
athenahealth, Inc.(a)	1,247	152,720
Castlight Health, Inc., Class B(a)	894	3,353
Cerner Corp.(a)	9,047	526,988
Computer Programs & Systems, Inc.	171	5,104
Cotiviti Holdings, Inc.(a)	1,349	46,595
Evolent Health, Inc., Class A(a)	1,324	21,846
HealthStream, Inc.	385	8,928
Inovalon Holdings, Inc., Class A(a)	2,304	24,307
Medidata Solutions, Inc.(a)	1,903	135,798
Omnicell, Inc.(a)	1,134	48,875
Quality Systems, Inc.(a)	929	12,477
Veeva Systems, Inc., Class A(a)	3,318	232,691
Vocera Communications, Inc.(a)	531	13,312

		1,232,994
Hotels, Restaurants & Leisure — 2.2%
Aramark	7,713	288,389
Belmond Ltd., Class A(a)	3,884	41,559
Biglari Holdings, Inc.(a)	20	6,845
BJ’s Restaurants, Inc.	523	29,210
Bloomin’ Brands, Inc.	2,993	70,814
Boyd Gaming Corp.	2,665	88,505
Braemar Hotels & Resorts, Inc.	837	8,705
Brinker International, Inc.	1,763	76,849
Caesars Entertainment Corp.(a)	4,882	55,411
Carnival Corp.	12,659	798,277
Carrols Restaurant Group, Inc.(a)	896	9,229
Century Casinos, Inc.(a)	2,403	18,455
Cheesecake Factory, Inc.	1,597	82,964
Chipotle Mexican Grill, Inc.(a)(b)	806	341,204

12

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.	1,024	$81,971
Churchill Downs, Inc.	346	95,012
Chuy’s Holdings, Inc.(a)	256	7,322
Cracker Barrel Old Country Store, Inc.	594	97,766
Darden Restaurants, Inc.	3,925	364,475
Dave & Buster’s Entertainment, Inc.(a)	1,450	61,611
Del Frisco’s Restaurant Group, Inc.(a)	854	13,579
Del Taco Restaurants, Inc.(a)	678	7,566
Denny’s Corp.(a)	1,350	23,639
Dine Brands Global, Inc.	572	45,382
Domino’s Pizza, Inc.	1,363	329,478
Dunkin’ Brands Group, Inc.	2,880	175,565
El Pollo Loco Holdings, Inc.(a)(b)	399	3,990
Eldorado Resorts, Inc.(a)	1,498	60,669
Extended Stay America, Inc.	6,093	119,301
Fiesta Restaurant Group, Inc.(a)	480	10,080
Golden Entertainment, Inc.(a)	589	15,756
Habit Restaurants, Inc., Class A(a)	422	4,262
Hilton Grand Vacations, Inc.(a)	2,399	103,157
Hilton Worldwide Holdings, Inc.	8,658	682,597
Hyatt Hotels Corp., Class A	1,494	114,844
ILG, Inc.	3,408	116,315
International Game Technology PLC	3,361	95,015
International Speedway Corp., Class A	397	16,317
Jack in the Box, Inc.	1,027	92,122
La Quinta Holdings, Inc.(a)	3,548	69,328
Las Vegas Sands Corp.	11,410	836,695
Marcus Corp.	514	15,317
Marriott International, Inc., Class A	9,967	1,362,290
Marriott Vacations Worldwide Corp.	700	85,827
McDonald’s Corp.	25,263	4,230,037
MGM Resorts International	15,780	495,808
Monarch Casino & Resort, Inc.(a)	228	9,726
Nathan’s Famous, Inc.	78	6,392
Norwegian Cruise Line Holdings Ltd.(a)	6,261	334,776
Papa John’s International, Inc.	970	60,140
Penn National Gaming, Inc.(a)	1,613	48,890
Pinnacle Entertainment, Inc.(a)	1,855	59,583
Planet Fitness, Inc., Class A(a)	2,632	106,043
Potbelly Corp.(a)(b)	715	8,544
Red Robin Gourmet Burgers, Inc.(a)	269	16,772
Red Rock Resorts, Inc., Class A	2,305	69,588
Royal Caribbean Cruises Ltd.	5,365	580,439
Ruth’s Hospitality Group, Inc.	527	14,150
Scientific Games Corp., Class A(a)	1,788	95,300
SeaWorld Entertainment, Inc.(a)	2,613	39,430
Shake Shack, Inc., Class A(a)	456	21,710
Six Flags Entertainment Corp.	2,022	127,871
Sonic Corp.	1,583	41,016
Starbucks Corp.	42,678	2,457,030
Texas Roadhouse, Inc.	2,053	131,556
Vail Resorts, Inc.	1,224	280,675
Wendy’s Co.	6,017	100,725
Wingstop, Inc.	934	45,635

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	3,098	$353,823
Wynn Resorts Ltd.	2,527	470,502
Yum China Holdings, Inc.	11,590	495,588
Yum! Brands, Inc.	10,640	926,744
Zoe’s Kitchen, Inc.(a)	407	6,003

		18,658,160
Household Durables — 0.5%
Bassett Furniture Industries, Inc.	182	5,287
Beazer Homes USA, Inc.(a)(b)	1,012	14,856
Cavco Industries, Inc.(a)	279	47,528
Century Communities, Inc.(a)	345	10,609
CSS Industries, Inc.	356	6,073
D.R. Horton, Inc.	10,658	470,444
Ethan Allen Interiors, Inc.	482	10,628
Flexsteel Industries, Inc.	220	8,065
Garmin Ltd.	3,724	218,487
GoPro, Inc., Class A(a)	1,770	8,956
Green Brick Partners, Inc.(a)	414	4,181
Hamilton Beach Brands Holding Co.	190	4,227
Helen of Troy Ltd.(a)	880	78,452
Hooker Furniture Corp.	333	12,571
Hovnanian Enterprises, Inc., Class A(a)	2,660	5,347
Installed Building Products, Inc.(a)	564	32,543
iRobot Corp.(a)(b)	929	54,216
KB Home	2,964	78,694
La-Z-Boy, Inc.	1,540	44,352
Leggett & Platt, Inc.	4,243	172,054
Lennar Corp., Class A	7,489	396,093
Lennar Corp., Class B	1,295	55,284
LGI Homes, Inc.(a)	439	30,379
Libbey, Inc.	628	3,592
Lifetime Brands, Inc.	464	5,522
M/I Homes, Inc.(a)	425	12,954
MDC Holdings, Inc.	1,411	40,933
Meritage Homes Corp.(a)	1,018	45,301
Mohawk Industries, Inc.(a)	1,920	402,970
NACCO Industries, Inc., Class A	95	3,501
New Home Co., Inc.(a)	329	3,283
Newell Brands, Inc.	15,298	422,684
NVR, Inc.(a)	102	316,200
PulteGroup, Inc.	8,424	255,753
Taylor Morrison Home Corp., Class A(a)	3,139	74,583
Tempur Sealy International, Inc.(a)(b)	1,277	57,146
Toll Brothers, Inc.	4,727	199,290
TopBuild Corp.(a)	1,013	80,736
TRI Pointe Group, Inc.(a)	5,257	89,947
Tupperware Brands Corp.	1,723	76,777
Universal Electronics, Inc.(a)	483	22,363
Whirlpool Corp.	2,210	342,439
William Lyon Homes, Class A(a)	595	15,982
ZAGG, Inc.(a)	555	6,216

		4,247,498

13

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Products — 1.1%
Central Garden & Pet Co.(a)	682	$25,568
Central Garden & Pet Co., Class A(a)	912	32,376
Church & Dwight Co., Inc.	7,665	354,123
Clorox Co.	4,023	471,496
Colgate-Palmolive Co.	27,295	1,780,453
Energizer Holdings, Inc.	1,673	95,963
HRG Group, Inc.(a)	4,129	46,410
Kimberly-Clark Corp.	11,108	1,150,122
Oil-Dri Corp. of America	141	5,465
Orchids Paper Products Co.(a)	354	2,163
Procter & Gamble Co.	78,599	5,685,852
Spectrum Brands Holdings, Inc.	793	57,175
WD-40 Co.	511	67,401

		9,774,567
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	21,347	261,287
Atlantic Power Corp.(a)	4,381	9,638
Genie Energy Ltd., Class B	1,375	5,720
NRG Energy, Inc.	9,451	292,981
NRG Yield, Inc., Class A	2,467	43,444
NRG Yield, Inc., Class C	989	17,604
Ormat Technologies, Inc.	1,329	76,949
Pattern Energy Group, Inc.	3,912	71,120
TerraForm Power, Inc.	978	10,905
Vistra Energy Corp.(a)	9,582	218,949

		1,008,597
Industrial Conglomerates — 1.4%
3M Co.	18,415	3,579,692
BWX Technologies, Inc.	4,246	287,879
Carlisle Cos., Inc.	1,846	198,870
General Electric Co.	273,688	3,850,804
Honeywell International, Inc.	23,743	3,435,137
Raven Industries, Inc.	1,286	47,068
Roper Technologies, Inc.	3,118	823,744
Seaboard Corp.	8	32,056
Standex International Corp.	278	26,952

		12,282,202
Insurance — 2.8%
Aflac, Inc.	24,486	1,115,827
Alleghany Corp.	337	193,664
Allstate Corp.	10,602	1,037,088
American Equity Investment Life Holding Co.	1,135	34,277
American Financial Group, Inc.	2,173	246,027
American International Group, Inc.	28,616	1,602,496
American National Insurance Co.	313	37,770

Security	Shares	Value
Insurance (continued)
AMERISAFE, Inc.	360	$21,348
AmTrust Financial Services, Inc.	2,434	31,374
Aon PLC	7,816	1,113,546
Arch Capital Group Ltd.(a)	3,860	309,302
Argo Group International Holdings Ltd.	833	48,689
Arthur J Gallagher & Co.	5,573	390,054
Aspen Insurance Holdings Ltd.	1,969	83,584
Assurant, Inc.	1,791	166,241
Assured Guaranty Ltd.	3,776	137,031
Athene Holding Ltd., Class A(a)	4,561	223,489
Axis Capital Holdings Ltd.	2,553	149,861
Baldwin & Lyons, Inc., Class B	404	9,413
Brighthouse Financial, Inc.(a)	2,826	143,504
Brown & Brown, Inc.	7,264	197,799
Chubb Ltd.	14,634	1,985,395
Cincinnati Financial Corp.	4,854	341,430
Citizens, Inc.(a)(b)	1,392	10,816
CNA Financial Corp.	937	47,281
CNO Financial Group, Inc.	2,178	46,696
Crawford & Co., Class B	288	2,310
eHealth, Inc.(a)	206	3,881
EMC Insurance Group, Inc.	502	13,042
Employers Holdings, Inc.	849	34,724
Enstar Group Ltd.(a)	375	78,806
Erie Indemnity Co., Class A	749	87,461
Everest Re Group Ltd.	1,271	295,724
FBL Financial Group, Inc., Class A	309	24,025
Federated National Holding Co.	339	5,729
First American Financial Corp.	3,022	154,454
FNF Group	8,083	297,697
Genworth Financial, Inc., Class A(a)	15,484	42,736
Greenlight Capital Re Ltd., Class A(a)	1,917	29,714
Hanover Insurance Group, Inc.	1,351	155,162
Hartford Financial Services Group, Inc.	11,461	617,060
Heritage Insurance Holdings, Inc.	585	9,185
Hilltop Holdings, Inc.	3,897	87,371
Horace Mann Educators Corp.	1,105	49,393
Independence Holding Co.	268	9,487
Infinity Property & Casualty Corp.	337	44,484
Investors Title Co.	51	9,930
James River Group Holdings Ltd.	302	10,969
Kemper Corp.	948	63,990
Kinsale Capital Group, Inc.	699	36,033
Lincoln National Corp.	6,863	484,802
Loews Corp.	8,922	468,048
Maiden Holdings Ltd.	1,108	8,476
Markel Corp.(a)	429	484,787
Marsh & McLennan Cos., Inc.	16,120	1,313,780
MBIA, Inc.(a)(b)	2,769	23,592
Mercury General Corp.	688	31,462
MetLife, Inc.	28,810	1,373,420
National General Holdings Corp.	1,794	46,231

14

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
National Western Life Group, Inc., Class A	54	$17,140
Navigators Group, Inc.	534	30,171
Old Republic International Corp.	6,304	128,602
Primerica, Inc.	1,279	123,743
Principal Financial Group, Inc.	8,605	509,588
ProAssurance Corp.	1,844	87,221
Progressive Corp.	18,121	1,092,515
Prudential Financial, Inc.	13,493	1,434,576
Reinsurance Group of America, Inc.	2,015	301,041
RenaissanceRe Holdings Ltd.	1,314	178,757
RLI Corp.	1,127	71,317
Safety Insurance Group, Inc.	982	78,560
Selective Insurance Group, Inc.	1,923	113,842
State Auto Financial Corp.	446	13,929
Stewart Information Services Corp.	702	29,280
Third Point Reinsurance Ltd. (a)	2,568	34,154
Torchmark Corp.	3,726	323,193
Travelers Cos., Inc.	8,703	1,145,315
Trupanion, Inc.(a)(b)	727	19,106
United Fire Group, Inc.	405	20,367
United Insurance Holdings Corp.	218	4,111
Universal Insurance Holdings, Inc.	1,177	38,194
Unum Group	7,408	358,399
Validus Holdings Ltd.	2,536	171,865
W.R. Berkley Corp.	3,033	226,140
White Mountains Insurance Group Ltd.	129	111,622
Willis Towers Watson PLC	3,985	591,812
WMIH Corp.(a)	1,915	2,624
XL Group Ltd.	7,900	439,161

		23,818,312
Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(a)	12,688	19,871,058
Booking Holdings, Inc.(a)	1,565	3,408,570
Duluth Holdings, Inc., Class B(a)(b)	128	2,221
Etsy, Inc.(a)	3,782	113,233
Expedia Group, Inc.	3,868	445,362
FTD Cos., Inc.(a)	264	1,700
Groupon, Inc.(a)(b)	9,469	43,936
Lands’ End, Inc.(a)	215	4,160
Liberty Expedia Holdings, Inc., Class A(a)	1,515	61,812
Liberty TripAdvisor Holdings, Inc., Series A(a)	2,127	19,568
Netflix, Inc.(a)	13,018	4,067,604
Nutrisystem, Inc.	941	27,289
Overstock.com, Inc.(a)(b)	460	17,526
PetMed Express, Inc.	418	13,986
Qurate Retail Group, Inc. QVC Group, Class A(a)	14,182	332,001
Shutterfly, Inc.(a)	1,095	88,607
TripAdvisor, Inc.(a)(b)	3,430	128,351

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Wayfair, Inc., Class A(a)(b)	1,216	$75,757

		28,722,741
Internet Software & Services — 4.4%
Akamai Technologies, Inc.(a)	5,191	371,935
Alarm.com Holdings, Inc.(a)(b)	560	22,613
Alphabet, Inc., Class A(a)	9,427	9,602,154
Alphabet, Inc., Class C(a)	9,476	9,640,219
Alteryx, Inc., Class A(a)(b)	1,107	34,594
Amber Road, Inc.(a)	336	3,111
Appfolio, Inc., Class A(a)	182	8,727
Apptio, Inc., Class A(a)	501	14,785
Benefitfocus, Inc.(a)(b)	285	8,607
Blucora, Inc.(a)	1,592	41,392
Box, Inc., Class A(a)	2,752	62,911
Brightcove, Inc.(a)	354	3,416
Carbonite, Inc.(a)	878	27,306
Cars.com, Inc.(a)(b)	2,120	60,378
ChannelAdvisor Corp.(a)	283	3,764
Chegg, Inc.(a)(b)	3,090	71,719
Cimpress NV(a)(b)	753	108,289
Cloudera, Inc.(a)	3,707	52,825
CommerceHub, Inc., Series A(a)	157	3,559
CommerceHub, Inc., Series C(a)	952	21,582
Cornerstone OnDemand, Inc.(a)	1,834	80,934
Coupa Software, Inc.(a)	1,178	54,624
DHI Group, Inc.(a)	1,464	2,050
eBay, Inc.(a)	30,072	1,139,127
Endurance International Group Holdings, Inc.(a)	771	5,667
Envestnet, Inc.(a)	1,166	63,314
Facebook, Inc., Class A(a)	74,225	12,766,700
Five9, Inc.(a)	1,807	53,072
Global Eagle Entertainment, Inc.(a)(b)	478	559
GoDaddy, Inc., Class A(a)(b)	3,856	248,943
Gogo, Inc.(a)(b)	2,125	20,018
GrubHub, Inc.(a)(b)	2,673	270,347
GTT Communications, Inc.(a)	1,102	52,951
Hortonworks, Inc.(a)	1,952	33,047
IAC/InterActiveCorp(a)(b)	2,193	355,573
Instructure, Inc.(a)	747	30,291
j2 Global, Inc.	1,514	120,181
LendingClub Corp.(a)	8,300	22,327
Liquidity Services, Inc.(a)	954	6,153
LivePerson, Inc.(a)	1,406	23,621
LogMeIn, Inc.	1,648	181,610
Match Group, Inc.(a)(b)	1,066	50,230
Meet Group, Inc.(a)(b)	514	1,223
MINDBODY, Inc., Class A(a)	1,234	48,928
MuleSoft, Inc., Class A(a)	1,009	44,981
New Relic, Inc.(a)	854	59,686
NIC, Inc.	1,913	28,408
Nutanix, Inc., Class A(a)(b)	3,517	177,925
Okta, Inc.(a)	1,173	50,216

15

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services (continued)
Pandora Media, Inc.(a)(b)	8,989	$50,428
Perficient, Inc.(a)	685	16,940
Q2 Holdings, Inc.(a)	1,100	54,175
QuinStreet, Inc.(a)	2,219	24,942
Quotient Technology, Inc.(a)	2,129	28,529
Reis, Inc.	224	4,704
Shutterstock, Inc.(a)	702	29,582
SPS Commerce, Inc.(a)	590	40,456
Stamps.com, Inc.(a)	504	114,786
Trade Desk, Inc., Class A(a)	649	33,209
TrueCar, Inc.(a)	2,140	21,186
Tucows, Inc., Class A(a)(b)	136	8,602
Twilio, Inc., Class A(a)(b)	2,050	86,530
Twitter, Inc.(a)	21,783	660,243
VeriSign, Inc.(a)(b)	2,623	307,993
Web.com Group, Inc.(a)	796	14,806
XO Group, Inc.(a)	558	12,097
Yelp, Inc.(a)	2,518	112,932
Zillow Group, Inc., Class A(a)	1,628	78,746
Zillow Group, Inc., Class C(a)(b)	3,405	165,108

		38,022,586
IT Services — 4.2%
Accenture PLC, Class A	19,544	2,955,053
Acxiom Corp.(a)	2,845	73,913
Alliance Data Systems Corp.	1,535	311,682
Amdocs Ltd.	4,630	311,368
Automatic Data Processing, Inc.	14,034	1,657,135
Black Knight, Inc.(a)	3,603	175,286
Blackhawk Network Holdings, Inc.(a)	1,802	80,910
Booz Allen Hamilton Holding Corp.	4,428	175,482
Broadridge Financial Solutions, Inc.	3,650	391,317
CACI International, Inc., Class A(a)	743	112,230
Cardtronics PLC, Class A(a)	1,364	35,805
Cass Information Systems, Inc.	234	14,152
Cognizant Technology Solutions Corp., Class A	18,296	1,496,979
Conduent, Inc.(a)	5,895	114,717
Convergys Corp.	3,278	76,574
CoreLogic, Inc.(a)	2,575	127,463
CSG Systems International, Inc.	1,213	51,904
DXC Technology Co.	8,858	912,906
EPAM Systems, Inc.(a)	1,521	173,926
Euronet Worldwide, Inc.(a)(b)	1,585	123,804
Everi Holdings, Inc.(a)	2,865	18,365
EVERTEC, Inc.	2,233	40,752
ExlService Holdings, Inc.(a)	1,086	62,782
Fidelity National Information Services, Inc.	10,205	969,169
First Data Corp., Class A(a)	20,346	368,263
Fiserv, Inc.(a)	13,104	928,549
FleetCor Technologies, Inc.(a)	2,804	581,213
Forrester Research, Inc.	194	7,721

Security	Shares	Value
IT Services (continued)
Gartner, Inc.(a)(b)	2,760	$334,760
Genpact Ltd.	4,607	146,917
Global Payments, Inc.	4,725	534,161
Hackett Group, Inc.	467	7,570
International Business Machines Corp.	27,024	3,917,399
Jack Henry & Associates, Inc.	2,329	278,269
Leidos Holdings, Inc.	4,432	284,667
Mantech International Corp., Class A	914	54,008
Mastercard, Inc., Class A	28,793	5,132,928
MAXIMUS, Inc.	1,968	133,096
MoneyGram International, Inc.(a)	577	5,043
Paychex, Inc.	9,978	604,367
PayPal Holdings, Inc.(a)	36,425	2,717,669
Presidio, Inc.(a)	4,873	74,654
Sabre Corp.	6,461	133,355
Science Applications International Corp.	1,399	120,020
ServiceSource International, Inc.(a)	904	3,426
Square, Inc., Class A(a)(b)	7,615	360,494
Switch, Inc., Class A	1,472	20,976
Syntel, Inc.(a)	1,024	29,573
Teradata Corp.(a)	3,841	157,174
Total System Services, Inc.	5,636	473,762
Travelport Worldwide Ltd.	3,109	53,288
TTEC Holdings, Inc.	224	7,168
Unisys Corp.(a)	1,375	15,400
Virtusa Corp.(a)	919	44,241
Visa, Inc., Class A	57,134	7,249,289
Western Union Co.	15,600	308,100
WEX, Inc.(a)	1,232	199,485
Worldpay, Inc., Class A(a)	8,966	728,219

		36,478,898
Leisure Products — 0.1%
Brunswick Corp.	2,729	163,412
Callaway Golf Co.	3,112	53,713
Escalade, Inc.	2,344	31,058
Hasbro, Inc.	3,507	308,932
Malibu Boats, Inc.(a)	690	23,253
Mattel, Inc.(b)	10,202	150,990
Nautilus, Inc.(a)	627	9,123
Polaris Industries, Inc.	1,781	186,684
Sturm Ruger & Co., Inc.	340	18,785
Vista Outdoor, Inc.(a)	1,584	26,532

		972,482
Life Sciences Tools & Services — 0.8%
Accelerate Diagnostics, Inc.(a)(b)	1,051	23,332
Agilent Technologies, Inc.	10,391	683,104
Bio-Rad Laboratories, Inc., Class A(a)	671	170,240
Bio-Techne Corp.	1,194	180,187
Bruker Corp.	3,344	98,748
Cambrex Corp.(a)	1,134	60,045

16

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(a)	1,620	$168,788
Enzo Biochem, Inc.(a)	451	2,706
Fluidigm Corp.(a)	250	1,475
Illumina, Inc.(a)	4,581	1,103,700
IQVIA Holdings, Inc.(a)	5,165	494,601
Luminex Corp.	759	16,205
Medpace Holdings, Inc.(a)	111	4,106
Mettler-Toledo International, Inc.(a)	786	440,105
NanoString Technologies, Inc.(a)	178	1,691
NeoGenomics, Inc.(a)	792	7,587
Pacific Biosciences of California, Inc.(a)	1,535	3,960
PerkinElmer, Inc.	3,369	247,150
PRA Health Sciences, Inc.(a)	1,595	131,061
QIAGEN NV(a)	7,264	237,606
Syneos Health, Inc.(a)	1,543	58,788
Thermo Fisher Scientific, Inc.	12,555	2,640,944
Waters Corp.(a)	2,407	453,503

		7,229,632
Machinery — 1.9%
Actuant Corp., Class A	1,827	43,026
AGCO Corp.	2,020	126,614
Alamo Group, Inc.	639	69,951
Albany International Corp., Class A	1,084	64,119
Altra Industrial Motion Corp.	663	27,614
American Railcar Industries, Inc.	85	3,226
Astec Industries, Inc.	811	45,059
Barnes Group, Inc.	1,671	92,791
Briggs & Stratton Corp.	751	13,541
Caterpillar, Inc.	17,842	2,575,671
Chart Industries, Inc.(a)	1,099	62,357
CIRCOR International, Inc.(b)	306	12,965
Colfax Corp.(a)	2,948	91,417
Columbus McKinnon Corp.	771	27,663
Crane Co.	1,475	123,369
Cummins, Inc.	4,975	795,303
Deere & Co.	10,660	1,442,618
DMC Global, Inc.	301	11,649
Donaldson Co., Inc.	3,991	176,642
Douglas Dynamics, Inc.	741	30,937
Dover Corp.	4,814	446,258
Energy Recovery, Inc.(a)(b)	703	5,968
EnPro Industries, Inc.	1,044	78,457
ESCO Technologies, Inc.	1,198	66,908
Federal Signal Corp.	2,030	43,970
Flowserve Corp.	4,154	184,479
Fortive Corp.	9,583	673,781
FreightCar America, Inc.	360	5,018
Gardner Denver Holdings, Inc.(a)	2,152	68,068
Gencor Industries, Inc.(a)	1,646	25,595
Global Brass & Copper Holdings, Inc.	409	12,270
Gorman-Rupp Co.	250	7,870
Graco, Inc.	5,007	220,258

Security	Shares	Value
Machinery (continued)
Graham Corp.	286	$6,172
Greenbrier Cos., Inc.	953	41,789
Harsco Corp.(a)	2,720	55,624
Hurco Cos., Inc.	172	7,602
Hyster-Yale Materials Handling, Inc.	411	29,263
IDEX Corp.	3,011	402,450
Illinois Tool Works, Inc.	10,138	1,439,799
Ingersoll-Rand PLC	7,774	652,161
ITT, Inc.	2,568	125,550
John Bean Technologies Corp.	952	102,578
Kadant, Inc.	395	36,439
Kennametal, Inc.	2,293	83,580
Lincoln Electric Holdings, Inc.	1,791	148,420
Lindsay Corp.	193	16,957
Lydall, Inc.(a)	301	13,425
The Manitowoc Co., Inc.(a)	1,232	30,369
Meritor, Inc.(a)	2,233	43,477
Middleby Corp.(a)	1,714	215,690
Milacron Holdings Corp.(a)	2,282	41,144
Miller Industries, Inc.	363	8,984
Mueller Industries, Inc.	2,128	57,839
Mueller Water Products, Inc., Series A	3,670	35,929
Navistar International Corp.(a)(b)	1,453	50,579
NN, Inc.	453	9,196
Nordson Corp.	1,789	230,065
Oshkosh Corp.	2,359	170,225
PACCAR, Inc.	10,699	681,205
Parker-Hannifin Corp.	4,133	680,374
Pentair PLC	5,078	341,648
Proto Labs, Inc.(a)	789	94,009
RBC Bearings, Inc.(a)	728	84,725
REV Group, Inc.	1,078	19,458
Rexnord Corp.(a)	4,622	127,151
Snap-on, Inc.	1,734	251,863
SPX Corp.(a)	1,694	53,598
SPX FLOW, Inc.(a)	1,937	87,165
Stanley Black & Decker, Inc.	4,734	670,287
Sun Hydraulics Corp.	838	40,702
Tennant Co.	643	47,582
Terex Corp.	2,288	83,558
Timken Co.	2,458	105,080
Titan International, Inc.	1,283	13,215
Toro Co.	3,196	186,614
TriMas Corp.(a)	1,829	49,566
Trinity Industries, Inc.	4,867	155,111
Valmont Industries, Inc.	720	102,312
Wabash National Corp.	1,971	39,538
WABCO Holdings, Inc.(a)	1,564	201,740
Wabtec Corp.(b)	2,681	238,100
Watts Water Technologies, Inc., Class A	811	60,420
Welbilt, Inc.(a)(b)	3,379	64,742
Woodward, Inc.	1,592	114,528

17

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Xylem, Inc.	5,512	$401,825

		16,726,854
Marine — 0.0%
Kirby Corp.(a)	1,847	157,549
Matson, Inc.	1,263	36,918
Scorpio Bulkers, Inc.	1,346	10,297

		204,764
Media — 2.4%
AMC Entertainment Holdings, Inc., Class A	2,088	36,436
AMC Networks, Inc., Class A(a)	1,411	73,372
Cable One, Inc.	139	88,282
CBS Corp., Class B	10,607	521,864
Charter Communications, Inc., Class A(a)	5,655	1,534,145
Cinemark Holdings, Inc.	3,289	128,830
Clear Channel Outdoor Holdings, Inc., Class A	713	3,422
Comcast Corp., Class A	146,371	4,594,617
Daily Journal Corp.(a)(b)	28	6,343
Discovery Inc., Class A(a)(b)	5,063	119,740
Discovery Inc., Class C(a)	9,082	201,802
DISH Network Corp., Class A(a)(b)	7,076	237,400
Entercom Communications Corp., Class A	3,599	36,530
Entravision Communications Corp., Class A	1,689	7,854
Eros International PLC(a)	591	6,324
EW Scripps Co., Class A	1,830	20,368
Gannett Co., Inc.	3,516	34,000
GCI Liberty, Inc., Class A(a)	4,217	188,078
Gray Television, Inc.(a)	2,495	28,193
IHS Markit Ltd.(a)	11,934	586,317
IMAX Corp.(a)	1,950	45,240
Interpublic Group of Cos., Inc.	12,215	288,152
John Wiley & Sons, Inc., Class A	1,333	87,911
Liberty Broadband Corp., Class A(a)	910	64,137
Liberty Broadband Corp., Class C(a)	3,109	220,397
Liberty Media Corp-Liberty Braves, Class A(a)	996	21,882
Liberty Media Corp-Liberty Braves, Class C(a)(b)	944	20,806
Liberty Media Corp-Liberty Formula One, Class A(a)(b)	581	16,332
Liberty Media Corp-Liberty Formula One, Class C(a)(b)	6,000	177,120
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	2,716	113,447
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	5,668	236,129

Security	Shares	Value
Media (continued)
Lions Gate Entertainment Corp., Class A(b)	1,567	$39,003
Lions Gate Entertainment Corp., Class B	3,282	75,552
Live Nation Entertainment, Inc.(a)	4,188	165,300
Madison Square Garden Co., Class A(a)	534	129,773
MDC Partners, Inc., Class A(a)	662	4,998
Meredith Corp.	1,332	68,998
MSG Networks, Inc., Class A(a)	1,652	33,866
National CineMedia, Inc.	1,170	6,692
New Media Investment Group, Inc.	2,227	36,924
New York Times Co., Class A	4,140	97,083
News Corp., Class A	10,427	166,623
News Corp., Class B	5,383	87,474
Nexstar Media Group, Inc., Class A	1,386	86,278
Omnicom Group, Inc.	7,218	531,678
Reading International, Inc., Class A(a)	655	10,041
Scholastic Corp.	1,275	52,785
Sinclair Broadcast Group, Inc., Class A	2,280	64,638
Sirius XM Holdings, Inc.(b)	45,562	288,407
TEGNA, Inc.	7,244	76,569
Time Warner, Inc.	24,609	2,332,933
TiVo Corp.	3,425	48,464
Tribune Media Co., Class A	2,596	98,103
TRONC, Inc.(a)	502	9,217
Twenty-First Century Fox, Inc., Class A	30,366	1,110,181
Twenty-First Century Fox, Inc., Class B	16,044	578,707
Viacom, Inc., Class A(b)	144	5,119
Viacom, Inc., Class B	11,318	341,351
Walt Disney Co.	47,306	4,746,211
World Wrestling Entertainment, Inc., Class A	1,382	54,990

		21,093,428
Metals & Mining — 0.5%
AK Steel Holding Corp.(a)(b)	10,476	48,085
Alcoa Corp.(a)	5,808	297,370
Allegheny Technologies, Inc.(a)	3,796	100,860
Carpenter Technology Corp.	1,574	83,831
Century Aluminum Co.(a)	1,825	31,883
Cleveland-Cliffs, Inc.(a)(b)	9,868	73,221
Coeur Mining, Inc.(a)	5,267	39,871
Commercial Metals Co.	3,747	78,724
Compass Minerals International, Inc.	1,177	79,212
Ferroglobe PLC(c)	844	—
Freeport-McMoRan, Inc.	42,726	649,862
Haynes International, Inc.	363	15,177
Hecla Mining Co.(b)	10,046	38,476
Kaiser Aluminum Corp.	535	52,719
Klondex Mines Ltd.(a)	6,447	15,795
Materion Corp.	691	35,068
Newmont Mining Corp.	16,683	655,475
Nucor Corp.	9,945	612,811

18

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining (continued)
Olympic Steel, Inc.	97	$2,275
Reliance Steel & Aluminum Co.	2,148	188,852
Royal Gold, Inc.	2,059	182,839
Ryerson Holding Corp.(a)	148	1,487
Schnitzer Steel Industries, Inc., Class A	603	17,758
Southern Copper Corp.	2,486	131,286
Steel Dynamics, Inc.	7,314	327,740
SunCoke Energy, Inc.(a)	1,134	13,030
Tahoe Resources, Inc.	10,952	55,089
TimkenSteel Corp.(a)	882	14,809
U.S. Silica Holdings, Inc.	2,270	68,350
United States Steel Corp.	5,495	185,896
Warrior Met Coal, Inc.	668	15,531
Worthington Industries, Inc.	1,445	64,346

		4,177,728
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Front Yard Residential Corp.	1,032	10,134
Granite Point Mortgage Trust, Inc.	590	9,818
Two Harbors Investment Corp.	4,620	70,501

		90,453
Multi-Utilities — 0.9%
Alliant Energy Corp.	6,766	290,600
Ameren Corp.	7,491	439,122
Avista Corp.	2,052	106,417
Black Hills Corp.	1,806	102,364
CenterPoint Energy, Inc.	13,576	343,880
CMS Energy Corp.	8,694	410,270
Consolidated Edison, Inc.	9,453	757,469
Dominion Energy, Inc.	20,055	1,334,861
DTE Energy Co.	5,684	599,093
MDU Resources Group, Inc.	6,106	172,006
NiSource, Inc.	11,084	270,339
NorthWestern Corp.	1,369	75,213
Public Service Enterprise Group, Inc.	15,817	824,856
SCANA Corp.	4,139	152,191
Sempra Energy	7,845	877,071
Vectren Corp.	2,666	187,340
WEC Energy Group, Inc.	9,879	635,022

		7,578,114
Multiline Retail — 0.5%
Big Lots, Inc.	1,639	69,576
Burlington Stores, Inc.(a)	2,130	289,361
Dillard’s, Inc., Class A(b)	348	25,943
Dollar General Corp.	8,663	836,239
Dollar Tree, Inc.(a)	7,253	695,490
FirstCash, Inc.	1,467	127,189
Fred’s, Inc., Class A	569	1,363
JC Penney Co., Inc.(a)(b)	7,840	22,814
Kohl’s Corp.	5,337	331,534
Macy’s, Inc.	9,421	292,711
Nordstrom, Inc.	3,715	187,830

Security	Shares	Value
Multiline Retail (continued)
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,524	$94,793
Sears Holdings Corp.(a)(b)	57	170
Target Corp.	17,358	1,260,191

		4,235,204
Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)	2,824	56,678

Oil, Gas & Consumable Fuels — 5.1%
Abraxas Petroleum Corp.(a)	2,071	5,923
Anadarko Petroleum Corp.	17,242	1,160,731
Andeavor	4,919	680,396
Antero Resources Corp.(a)	7,097	134,843
Apache Corp.	12,060	493,857
Arch Coal, Inc., Class A	610	49,306
Ardmore Shipping Corp.(a)	591	4,728
Bonanza Creek Energy, Inc.(a)	389	11,798
Cabot Oil & Gas Corp.	14,359	343,324
California Resources Corp.(a)(b)	958	24,381
Callon Petroleum Co.(a)(b)	5,584	77,673
Centennial Resource Development, Inc., Class A(a)(b)	4,136	76,516
Cheniere Energy, Inc.(a)	6,470	376,295
Chesapeake Energy Corp.(a)(b)	30,265	89,887
Chevron Corp.	59,791	7,480,452
Cimarex Energy Co.	2,952	296,942
Clean Energy Fuels Corp.(a)	2,177	3,505
CNX Resources Corp.(a)	7,725	114,794
Concho Resources, Inc.(a)	4,630	727,882
ConocoPhillips	37,057	2,427,233
CONSOL Energy, Inc.(a)	661	20,788
Contango Oil & Gas Co.(a)	215	802
Continental Resources, Inc.(a)	2,642	174,531
CVR Energy, Inc.	742	25,599
Delek US Holdings, Inc.	2,654	125,720
Denbury Resources, Inc.(a)	9,975	32,818
Devon Energy Corp.	16,612	603,514
DHT Holdings, Inc.	1,316	4,777
Diamondback Energy, Inc.(a)	3,645	468,200
Dorian LPG Ltd.(a)	265	1,905
Eclipse Resources Corp.(a)	580	771
Energen Corp.(a)	3,012	197,105
Energy XXI Gulf Coast, Inc.(a)	1,881	10,872
EOG Resources, Inc.	18,546	2,191,581
EP Energy Corp., Class A(a)(b)	381	701
EQT Corp.	8,880	445,687
Evolution Petroleum Corp.	2,979	27,705
Extraction Oil & Gas, Inc.(a)(b)	2,921	41,245
Exxon Mobil Corp.	133,804	10,403,339
Frontline Ltd.(b)	788	3,412
GasLog Ltd.	733	12,351
Gener8 Maritime, Inc.(a)	963	5,547
Golar LNG Ltd.	2,888	92,849
Green Plains, Inc.	1,630	30,318

19

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.(a)	4,054	$37,702
Halcon Resources Corp.(a)(b)	5,332	28,633
Hess Corp.	9,113	519,350
HighPoint Resources Corp.(a)	1,200	8,292
HollyFrontier Corp.	5,549	336,769
International Seaways, Inc.(a)	1,269	25,545
Jagged Peak Energy, Inc.(a)	1,338	19,174
Jones Energy, Inc., Class A(a)	1,096	722
Kinder Morgan, Inc.	60,226	952,775
Kosmos Energy Ltd.(a)(b)	8,237	57,988
Laredo Petroleum, Inc.(a)	5,689	62,579
Marathon Oil Corp.	27,071	494,046
Marathon Petroleum Corp.	15,198	1,138,482
Matador Resources Co.(a)	3,576	117,078
Murphy Oil Corp.	5,287	159,192
Murphy USA, Inc.(a)	1,107	69,265
Navios Maritime Acquisition Corp.	2,872	2,226
Newfield Exploration Co.(a)	6,417	191,227
Noble Energy, Inc.	15,178	513,472
Nordic American Tankers Ltd.	1,483	2,788
Oasis Petroleum, Inc.(a)	9,008	99,358
Occidental Petroleum Corp.	24,295	1,877,032
ONEOK, Inc.	13,752	828,145
Overseas Shipholding Group, Inc., Class A(a)	256	955
Pacific Ethanol, Inc.(a)	558	1,953
Panhandle Oil and Gas, Inc., Class A	196	3,812
Par Pacific Holdings, Inc.(a)	783	13,209
Parsley Energy, Inc., Class A(a)	7,263	218,108
PBF Energy, Inc., Class A	3,519	134,883
PDC Energy, Inc.(a)	2,099	112,380
Peabody Energy Corp.	2,192	80,775
Penn Virginia Corp.(a)	606	28,131
Phillips 66	13,418	1,493,558
Pioneer Natural Resources Co.	5,298	1,067,812
QEP Resources, Inc.(a)	6,722	81,874
Range Resources Corp.	7,270	100,690
Renewable Energy Group, Inc.(a)	713	9,198
Resolute Energy Corp.(a)(b)	777	25,944
REX American Resources Corp.(a)	107	8,001
Ring Energy, Inc.(a)	2,128	35,580
RSP Permian, Inc.(a)	4,031	199,978
SandRidge Energy, Inc.(a)(b)	1,540	22,392
Scorpio Tankers, Inc.	3,157	8,398
SemGroup Corp., Class A	2,436	61,265
Ship Finance International Ltd.	1,106	15,761
SM Energy Co.(b)	3,888	93,118
Southwestern Energy Co.(a)	27,875	114,288
SRC Energy, Inc.(a)	7,639	84,335
Stone Energy Corp.(a)	947	33,713
Targa Resources Corp.	7,016	329,542
Teekay Corp.(b)	710	6,262
Teekay Tankers Ltd., Class A	1,294	1,488

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tellurian, Inc.(a)(b)	2,575	$24,514
Ultra Petroleum Corp.(a)(b)	6,025	14,581
Valero Energy Corp.	13,665	1,515,858
Whiting Petroleum Corp.(a)	2,938	119,929
WildHorse Resource Development Corp.(a)	1,692	44,246
Williams Cos., Inc.	26,594	684,264
World Fuel Services Corp.	2,396	51,442
WPX Energy, Inc.(a)	13,349	228,134

		44,114,814
Paper & Forest Products — 0.1%
Boise Cascade Co.	1,353	56,285
Clearwater Paper Corp.(a)	332	7,852
Domtar Corp.	2,070	90,873
International Paper Co.	12,958	668,114
KapStone Paper and Packaging Corp.	2,730	93,967
Louisiana-Pacific Corp.	4,903	138,902
Neenah, Inc.	540	42,120
PH Glatfelter Co.	807	16,858
Schweitzer-Mauduit International, Inc.	1,159	45,236
Verso Corp., Class A(a)	2,074	37,456

		1,197,663
Personal Products — 0.2%
Coty, Inc., Class A	14,735	255,652
Edgewell Personal Care Co.(a)	1,522	67,044
elf Beauty, Inc.(a)(b)	1,016	18,461
Estee Lauder Cos., Inc., Class A	6,789	1,005,383
Herbalife Nutrition Ltd.(a)(b)	2,007	212,200
Inter Parfums, Inc.	743	38,042
Medifast, Inc.	293	29,411
Natural Health Trends Corp.	98	1,819
Nature’s Sunshine Products, Inc.	255	2,359
Nu Skin Enterprises, Inc., Class A	1,635	116,330
Revlon, Inc., Class A(a)	260	5,928
USANA Health Sciences, Inc.(a)	429	45,281

		1,797,910
Pharmaceuticals — 3.9%
Achaogen, Inc.(a)(b)	1,117	15,984
Aclaris Therapeutics, Inc.(a)	795	14,111
Aerie Pharmaceuticals, Inc.(a)	1,091	55,859
Akorn, Inc.(a)	3,178	45,859
Allergan PLC	10,631	1,633,453
Amphastar Pharmaceuticals, Inc.(a)	686	13,096
ANI Pharmaceuticals, Inc.(a)	175	10,386
Aratana Therapeutics, Inc.(a)	403	2,075
Assembly Biosciences, Inc.(a)	543	23,610
Bristol-Myers Squibb Co.	52,676	2,746,000
Catalent, Inc.(a)	4,144	170,360
Collegium Pharmaceutical, Inc.(a)	921	21,782
Corcept Therapeutics, Inc.(a)(b)	2,466	41,133

20

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Depomed, Inc.(a)	1,111	$6,977
Dermira, Inc.(a)	722	6,577
Durect Corp.(a)	2,947	5,982
Eli Lilly & Co.	30,807	2,497,523
Endo International PLC(a)	7,586	43,468
Heska Corp.(a)	84	6,856
Horizon Pharma PLC(a)	5,454	72,211
Impax Laboratories, Inc.(a)	1,996	37,525
Intersect ENT, Inc.(a)	830	33,158
Intra-Cellular Therapies, Inc.(a)	1,512	26,339
Johnson & Johnson	85,346	10,795,416
Lannett Co., Inc.(a)(b)	445	6,942
Mallinckrodt PLC(a)(b)	2,563	33,319
Medicines Co.(a)	2,296	69,087
Melinta Therapeutics, Inc.(a)(b)	171	1,163
Merck & Co., Inc.	86,319	5,081,600
Mylan NV(a)	16,814	651,711
MyoKardia, Inc.(a)(b)	515	25,441
Nektar Therapeutics(a)	4,624	386,844
Omeros Corp.(a)(b)	872	12,513
Pacira Pharmaceuticals, Inc.(a)	1,136	37,602
Paratek Pharmaceuticals, Inc.(a)(b)	915	9,791
Perrigo Co. PLC	4,163	325,297
Pfizer, Inc.	187,408	6,861,043
Phibro Animal Health Corp., Class A	430	18,189
Prestige Brands Holdings, Inc.(a)	1,971	58,026
Reata Pharmaceuticals, Inc., Class A(a)	143	3,781
Revance Therapeutics, Inc.(a)	1,026	28,677
Supernus Pharmaceuticals, Inc.(a)	1,606	75,321
Teligent, Inc.(a)	475	1,425
TherapeuticsMD, Inc.(a)(b)	4,721	25,965
Theravance Biopharma, Inc.(a)	1,235	29,726
WaVe Life Sciences Ltd.(a)	476	21,158
Zoetis, Inc.	15,458	1,290,434
Zogenix, Inc.(a)(b)	919	36,117

		33,416,912
Producer Durables: Miscellaneous — 0.0%
PROS Holdings, Inc.(a)	583	17,210

Professional Services — 0.4%
ASGN, Inc.(a)	1,543	124,412
Barrett Business Services, Inc.	146	12,778
CBIZ, Inc.(a)	1,845	34,317
CoStar Group, Inc.(a)	1,119	410,293
CRA International, Inc.	196	11,068
Dun & Bradstreet Corp.	1,131	130,416
Equifax, Inc.	3,746	419,739
Exponent, Inc.	920	79,488
Franklin Covey Co.(a)	195	4,758
FTI Consulting, Inc.(a)	1,291	75,394
GP Strategies Corp.(a)	414	8,632
Heidrick & Struggles International, Inc.	563	21,197
Hill International, Inc.(a)	947	5,019

Security	Shares	Value
Professional Services (continued)
Huron Consulting Group, Inc.(a)	409	$15,317
ICF International, Inc.	640	42,944
Insperity, Inc.	1,172	94,053
Kelly Services, Inc., Class A	1,271	37,190
Kforce, Inc.	363	9,638
Korn/Ferry International	1,529	81,740
ManpowerGroup, Inc.	2,113	202,256
Mistras Group, Inc.(a)	335	6,522
Navigant Consulting, Inc.(a)	883	18,887
Nielsen Holdings PLC	11,264	354,253
Paylocity Holding Corp.(a)	814	44,469
Resources Connection, Inc.	605	9,468
Robert Half International, Inc.	5,151	312,923
RPX Corp.	744	8,058
TransUnion(a)	6,748	438,013
TriNet Group, Inc.(a)	1,193	61,618
TrueBlue, Inc.(a)	1,432	38,163
Verisk Analytics, Inc.(a)	4,682	498,399
WageWorks, Inc.(a)(b)	1,416	58,976

		3,670,398
Real Estate Investment Trusts (REITs) — 3.6%
Acadia Realty Trust	2,748	64,853
AG Mortgage Investment Trust, Inc.	900	15,912
AGNC Investment Corp.	12,166	230,181
Agree Realty Corp.(b)	1,095	53,524
Alexander’s, Inc.	37	14,554
Alexandria Real Estate Equities, Inc.	3,076	383,177
American Assets Trust, Inc.	2,192	73,585
American Campus Communities, Inc.	4,301	168,212
American Homes 4 Rent, Class A	7,376	148,995
American Tower Corp.	13,383	1,824,906
Annaly Capital Management, Inc.	35,210	365,138
Anworth Mortgage Asset Corp.	2,687	12,710
Apartment Investment & Management Co., Class A	4,838	196,423
Apollo Commercial Real Estate Finance, Inc.	5,824	104,948
Apple Hospitality REIT, Inc.	6,651	119,652
Ares Commercial Real Estate Corp.	1,122	13,722
Armada Hoffler Properties, Inc.	1,336	18,130
ARMOUR Residential REIT, Inc.	558	12,628
Ashford Hospitality Trust, Inc.	1,493	10,272
AvalonBay Communities, Inc.	4,274	696,662
Bluerock Residential Growth REIT, Inc.(b)	999	8,981
Boston Properties, Inc.	4,806	583,496
Brandywine Realty Trust	6,024	97,047
Brixmor Property Group, Inc.	10,781	160,529
Camden Property Trust	2,753	235,106
Capstead Mortgage Corp.	1,502	13,218
Catchmark Timber Trust, Inc., Class A	712	9,284
CBL & Associates Properties, Inc.(b)	4,513	18,864
Cedar Realty Trust, Inc.	1,848	7,189

21

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Chatham Lodging Trust	3,030	$57,722
Cherry Hill Mortgage Investment Corp.	1,220	21,496
Chesapeake Lodging Trust	1,132	33,439
Chimera Investment Corp.	5,490	96,020
City Office REIT, Inc.	814	9,263
Colony NorthStar, Inc., Class A(b)	17,320	105,825
Columbia Property Trust, Inc.	3,723	79,523
Community Healthcare Trust, Inc.(b)	647	16,499
CoreCivic, Inc.	3,387	68,282
CorEnergy Infrastructure Trust, Inc.	292	11,254
Coresite Realty Corp.	1,011	105,245
Corporate Office Properties Trust	2,979	81,952
Cousins Properties, Inc.	10,618	94,394
Crown Castle International Corp.	12,770	1,288,110
CubeSmart	5,727	168,603
CyrusOne, Inc.	2,834	151,874
CYS Investments, Inc.	6,685	47,931
DCT Industrial Trust, Inc.	2,676	175,465
DDR Corp.	8,786	63,699
DiamondRock Hospitality Co.	5,063	55,946
Digital Realty Trust, Inc.	6,344	670,497
Douglas Emmett, Inc.	4,364	162,646
Duke Realty Corp.	10,725	290,648
Dynex Capital, Inc.	2,085	13,719
Easterly Government Properties, Inc.	1,197	24,670
EastGroup Properties, Inc.	1,015	91,127
Education Realty Trust, Inc.	5,125	168,664
Ellington Residential Mortgage REIT	2,774	31,540
Empire State Realty Trust, Inc., Class A	9,235	160,874
EPR Properties	2,023	111,305
Equinix, Inc.	2,433	1,023,782
Equity Commonwealth(a)	3,605	111,719
Equity Lifestyle Properties, Inc.	2,694	240,197
Equity Residential	11,036	681,032
Essex Property Trust, Inc.	2,020	484,174
Extra Space Storage, Inc.(b)	3,720	333,275
Farmland Partners, Inc.	2,041	15,552
Federal Realty Investment Trust	2,240	259,504
First Industrial Realty Trust, Inc.	3,304	102,787
Forest City Realty Trust, Inc., Class A	8,000	160,480
Four Corners Property Trust, Inc.	2,267	51,370
Franklin Street Properties Corp.	1,777	13,825
Gaming and Leisure Properties, Inc.	6,058	207,608
Geo Group, Inc.	4,037	90,833
Getty Realty Corp.	583	14,604
GGP, Inc.	19,367	387,146
Gladstone Commercial Corp.	957	16,594
Global Net Lease, Inc.	3,125	58,156
Gramercy Property Trust	5,217	122,600
Great Ajax Corp.	321	4,314
HCP, Inc.	15,061	351,825
Healthcare Realty Trust, Inc.	3,924	109,205

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America, Inc., Class A	6,002	$149,990
Hersha Hospitality Trust	628	11,794
Highwoods Properties, Inc.	3,239	142,581
Hospitality Properties Trust	4,448	110,666
Host Hotels & Resorts, Inc.	22,864	447,220
Hudson Pacific Properties, Inc.	4,734	155,607
Independence Realty Trust, Inc.	1,495	14,053
InfraREIT, Inc.	1,626	34,650
Invesco Mortgage Capital, Inc.	5,128	83,227
Investors Real Estate Trust	1,698	9,050
Invitation Homes, Inc.(b)	9,331	215,919
iStar, Inc.(a)	1,081	10,961
JBG Smith Properties	2,742	101,098
Kilroy Realty Corp.	3,027	216,945
Kimco Realty Corp.	13,403	194,478
Kite Realty Group Trust	4,274	62,913
Lamar Advertising Co., Class A	2,563	163,289
LaSalle Hotel Properties	3,750	110,888
Lexington Realty Trust	8,078	64,947
Liberty Property Trust	4,322	180,746
Life Storage, Inc.	1,416	125,231
LTC Properties, Inc.	1,653	59,756
Macerich Co.(b)	4,176	240,621
Mack-Cali Realty Corp.	3,138	53,879
Medical Properties Trust, Inc.	14,256	182,192
MFA Financial, Inc.	9,862	74,162
Mid-America Apartment Communities, Inc.	3,527	322,579
Monmouth Real Estate Investment Corp.	4,267	66,693
MTGE Investment Corp.	730	13,250
National Health Investors, Inc.	2,556	174,498
National Retail Properties, Inc.(b)	4,800	182,592
National Storage Affiliates Trust	1,868	49,166
New Residential Investment Corp.	10,200	178,296
New Senior Investment Group, Inc.	1,250	10,775
New York Mortgage Trust, Inc.(b)	2,062	12,496
NexPoint Residential Trust, Inc.	679	18,190
NorthStar Realty Europe Corp.	1,409	20,431
Omega Healthcare Investors, Inc.(b)	6,319	164,168
One Liberty Properties, Inc.	642	15,254
Orchid Island Capital, Inc.	389	2,723
Outfront Media, Inc.	4,679	87,731
Owens Realty Mortgage, Inc.(b)	267	4,141
Paramount Group, Inc.	6,064	87,018
Park Hotels & Resorts, Inc.	5,378	154,779
Pebblebrook Hotel Trust(b)	2,003	70,085
Pennsylvania Real Estate Investment Trust(b)	1,280	12,390
PennyMac Mortgage Investment Trust(f)	1,256	22,093
Physicians Realty Trust	5,128	76,612

22

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust, Inc., Class A	9,508	$170,383
PotlatchDeltic Corp.	2,201	114,122
Preferred Apartment Communities, Inc., Class A	1,032	15,181
Prologis, Inc.	16,733	1,086,139
PS Business Parks, Inc.	560	64,557
Public Storage	4,616	931,417
QTS Realty Trust, Inc., Class A	1,286	45,512
Quality Care Properties, Inc.(a)	3,101	68,129
RAIT Financial Trust(b)	337	61
Ramco-Gershenson Properties Trust	1,515	18,104
Rayonier, Inc.	4,192	155,901
Realty Income Corp.	8,787	443,831
Redwood Trust, Inc.	1,521	23,332
Regency Centers Corp.	4,582	269,651
Resource Capital Corp.	848	8,276
Retail Opportunity Investments Corp.	5,190	89,268
Retail Properties of America, Inc., Class A	6,809	78,576
Rexford Industrial Realty, Inc.	2,268	69,287
RLJ Lodging Trust	5,509	114,422
Ryman Hospitality Properties, Inc.	1,359	106,518
Sabra Health Care REIT, Inc.	5,679	103,983
Saul Centers, Inc.	143	6,843
SBA Communications Corp.(a)	3,603	577,309
Select Income REIT	6,637	125,838
Senior Housing Properties Trust	6,320	98,402
Seritage Growth Properties, Class A(b)	1,080	38,416
Simon Property Group, Inc.	9,745	1,523,533
SL Green Realty Corp.	2,776	271,326
Spirit Realty Capital, Inc.(b)	12,869	103,595
STAG Industrial, Inc.	2,775	68,182
Starwood Property Trust, Inc.	8,176	171,369
STORE Capital Corp.	5,167	130,363
Summit Hotel Properties, Inc.	3,295	47,712
Sun Communities, Inc.	2,285	214,447
Sunstone Hotel Investors, Inc.(b)	7,168	111,821
Tanger Factory Outlet Centers, Inc.(b)	2,740	60,143
Taubman Centers, Inc.	1,886	105,578
Terreno Realty Corp.	1,697	63,044
Tier REIT, Inc.	1,188	22,584
UDR, Inc.	8,091	292,490
UMH Properties, Inc.	764	10,337
Uniti Group, Inc.	5,448	98,173
Universal Health Realty Income Trust	517	30,984
Urban Edge Properties	3,227	66,379
Ventas, Inc.	11,156	573,642
VEREIT, Inc.	30,946	210,433
VICI Properties, Inc.	10,647	193,562
Vornado Realty Trust	5,499	374,097
Washington Prime Group, Inc.(b)	4,046	26,178
Washington Real Estate Investment Trust	2,807	80,617

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors	3,752	$103,067
Welltower, Inc.	11,604	620,118
Western Asset Mortgage Capital Corp.	1,131	11,253
Weyerhaeuser Co.	23,507	864,587
Whitestone REIT(b)	415	4,503
WP Carey, Inc.	3,257	207,959
Xenia Hotels & Resorts, Inc.	4,496	92,573

		31,501,642
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	1,667	38,174
Altisource Portfolio Solutions SA(a)(b)	294	8,050
AV Homes, Inc.(a)	236	3,929
CareTrust REIT, Inc.	1,899	25,086
CBRE Group, Inc., Class A(a)	9,155	414,813
Consolidated-Tomoka Land Co.	88	5,414
Forestar Group, Inc.(a)	92	2,006
Howard Hughes Corp.(a)	1,228	166,148
Jones Lang LaSalle, Inc.	1,398	236,975
Kennedy-Wilson Holdings, Inc.	4,020	76,179
Rafael Holdings, Inc., Class B(a)	146	1,197
RE/MAX Holdings, Inc., Class A	632	34,223
Realogy Holdings Corp.	4,244	105,294
Redfin Corp.(a)(b)	2,725	58,315
RMR Group, Inc., Class A	188	13,987
St. Joe Co.(a)(b)	2,298	39,641
Stratus Properties, Inc.(a)(b)	132	4,125
Tejon Ranch Co.(a)	507	12,335
Trinity Place Holdings, Inc.(a)	384	2,515

		1,248,406
Road & Rail — 0.9%
AMERCO	144	48,603
ArcBest Corp.	693	22,245
Avis Budget Group, Inc.(a)	2,296	113,445
Covenant Transportation Group, Inc., Class A(a)	245	6,799
CSX Corp.	26,785	1,590,761
Genesee & Wyoming, Inc., Class A(a)	2,157	153,578
Heartland Express, Inc.	815	14,532
Hertz Global Holdings, Inc.(a)	1,393	30,507
JB Hunt Transport Services, Inc.	2,679	314,595
Kansas City Southern	3,251	346,654
Knight-Swift Transportation Holdings, Inc.(b)	3,988	155,572
Landstar System, Inc.	1,343	136,516
Marten Transport Ltd.	891	17,375
Norfolk Southern Corp.	8,902	1,277,170
Old Dominion Freight Line, Inc.	1,906	255,137
Roadrunner Transportation Systems, Inc.(a)(b)	671	1,443
Ryder System, Inc.	1,731	116,721
Saia, Inc.(a)	851	56,209
Schneider National, Inc., Class B	1,096	29,241

23

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail (continued)
Union Pacific Corp.	25,292	$3,379,770
Werner Enterprises, Inc.	2,053	70,418
YRC Worldwide, Inc.(a)	617	5,133

		8,142,424
Semiconductors & Semiconductor Equipment — 3.8%
Acacia Communications, Inc.(a)(b)	566	15,933
Advanced Energy Industries, Inc.(a)	1,135	67,589
Advanced Micro Devices, Inc.(a)(b)	26,546	288,820
Alpha & Omega Semiconductor Ltd.(a)	229	3,472
Ambarella, Inc.(a)(b)	925	43,096
Amkor Technology, Inc.(a)	3,653	30,247
Analog Devices, Inc.	12,606	1,101,134
Applied Materials, Inc.	33,460	1,661,958
Axcelis Technologies, Inc.(a)	1,025	22,550
Broadcom Inc.	12,872	2,953,094
Brooks Automation, Inc.	1,948	48,466
Cabot Microelectronics Corp.	817	82,885
Cavium, Inc.(a)	1,990	149,270
CEVA, Inc.(a)	893	29,112
Cirrus Logic, Inc.(a)	2,216	80,818
Cohu, Inc.	889	19,025
Cree, Inc.(a)	3,103	115,804
Cypress Semiconductor Corp.	11,868	173,035
Diodes, Inc.(a)	1,559	44,509
DSP Group, Inc.(a)(b)	1,130	13,503
Entegris, Inc.	4,481	144,288
First Solar, Inc.(a)	2,637	186,990
FormFactor, Inc.(a)	2,501	28,699
Ichor Holdings Ltd.(a)	575	12,707
Impinj, Inc.(a)(b)	724	8,898
Inphi Corp.(a)(b)	1,003	28,666
Integrated Device Technology, Inc.(a)	4,246	118,166
Intel Corp.	148,617	7,671,661
KLA-Tencor Corp.	4,897	498,221
Kopin Corp.(a)	1,560	5,164
Lam Research Corp.	5,293	979,523
Lattice Semiconductor Corp.(a)	2,141	11,604
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,230	20,443
Marvell Technology Group Ltd.	12,582	252,395
Maxim Integrated Products, Inc.	8,792	479,164
MaxLinear, Inc., Class A(a)	1,579	35,259
Microchip Technology, Inc.(b)	7,152	598,336
Micron Technology, Inc.(a)	34,236	1,574,171
Microsemi Corp.(a)	3,599	232,819
MKS Instruments, Inc.	1,640	167,936
Monolithic Power Systems, Inc.	1,239	145,087
Nanometrics, Inc.(a)	423	10,499
NeoPhotonics Corp.(a)(b)	339	1,742
NVE Corp.	172	14,546
NVIDIA Corp.	18,290	4,113,421
NXP Semiconductors NV(a)	10,743	1,126,941

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.(a)	13,150	$290,352
PDF Solutions, Inc.(a)	466	5,196
Photronics, Inc.(a)	1,151	8,805
Power Integrations, Inc.	1,023	69,359
Qorvo, Inc.(a)	3,969	267,511
QUALCOMM, Inc.	46,467	2,370,282
Rambus, Inc.(a)	3,047	41,134
Rudolph Technologies, Inc.(a)	558	14,145
Semtech Corp.(a)	2,461	96,717
Sigma Designs, Inc.(a)	755	4,757
Silicon Laboratories, Inc.(a)	1,338	124,300
Skyworks Solutions, Inc.	5,777	501,213
SunPower Corp.(a)(b)	1,191	10,159
Teradyne, Inc.	6,187	201,387
Texas Instruments, Inc.	31,034	3,147,779
Ultra Clean Holdings, Inc.(a)	650	11,382
Veeco Instruments, Inc.(a)	1,822	28,150
Xcerra Corp.(a)	1,092	13,191
Xilinx, Inc.	9,053	581,565
Xperi Corp.	1,193	26,246

		33,225,296
Software — 5.6%
A10 Networks, Inc.(a)	1,111	6,777
ACI Worldwide, Inc.(a)	3,823	88,885
Activision Blizzard, Inc.	23,197	1,539,121
Adobe Systems, Inc.(a)	15,602	3,457,403
Allscripts Healthcare Solutions, Inc.(a)	6,530	75,879
ANSYS, Inc.(a)	2,650	428,399
Aspen Technology, Inc.(a)	2,260	198,315
Atlassian Corp. PLC, Class A(a)	2,958	165,589
Autodesk, Inc.(a)	6,526	821,623
Blackbaud, Inc.	1,460	153,242
Blackline, Inc.(a)(b)	1,163	48,148
Bottomline Technologies, Inc.(a)	1,688	66,710
CA, Inc.	9,764	339,787
Cadence Design Systems, Inc.(a)	8,714	349,083
CDK Global, Inc.	3,982	259,786
Citrix Systems, Inc.(a)	4,794	493,351
CommVault Systems, Inc.(a)	1,504	105,205
Dell Technologies, Inc., Class V(a)	6,448	462,773
Digimarc Corp.(a)(b)	290	8,366
Ebix, Inc.(b)	642	49,755
Electronic Arts, Inc.(a)	9,394	1,108,304
Ellie Mae, Inc.(a)	1,086	105,201
ePlus, Inc.(a)	298	23,795
Everbridge, Inc.(a)(b)	657	24,539
Fair Isaac Corp.(a)	911	157,767
FireEye, Inc.(a)	5,877	106,080
Fortinet, Inc.(a)	4,507	249,508
Glu Mobile, Inc.(a)	4,849	21,239
Guidewire Software, Inc.(a)	2,343	198,265
HubSpot, Inc.(a)	1,067	112,995

24

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Imperva, Inc.(a)	869	$38,888
Intuit, Inc.	7,741	1,430,459
Manhattan Associates, Inc.(a)	2,196	94,560
Microsoft Corp.	236,013	22,072,029
MicroStrategy, Inc., Class A(a)	249	31,738
Mitek Systems, Inc.(a)	331	2,565
MobileIron, Inc.(a)	923	4,292
Monotype Imaging Holdings, Inc.	1,644	36,415
Netscout Systems, Inc.(a)	2,998	81,396
Nuance Communications, Inc.(a)	9,343	137,529
Oracle Corp.	92,056	4,204,198
Park City Group, Inc.(a)(b)	251	1,983
Paycom Software, Inc.(a)(b)	1,520	173,599
Pegasystems, Inc.	1,263	77,106
Progress Software Corp.	1,609	59,420
Proofpoint, Inc.(a)	1,682	198,375
PTC, Inc.(a)	3,604	296,789
Qualys, Inc.(a)	1,049	80,721
Rapid7, Inc.(a)(b)	592	16,718
RealPage, Inc.(a)	1,643	87,900
Red Hat, Inc.(a)	5,517	899,602
Rubicon Project, Inc.(a)	334	728
salesforce.com, Inc.(a)	21,751	2,631,653
ServiceNow, Inc.(a)	5,877	976,405
Splunk, Inc.(a)	4,393	450,941
SS&C Technologies Holdings, Inc.	5,351	265,677
Symantec Corp.	19,207	533,763
Synchronoss Technologies, Inc.(a)	1,052	11,782
Synopsys, Inc.(a)	4,642	396,937
Tableau Software, Inc., Class A(a)	2,003	170,355
Take-Two Interactive Software, Inc.(a)	3,500	348,985
TeleNav, Inc.(a)	760	3,914
Tyler Technologies, Inc.(a)	1,079	236,215
Ultimate Software Group, Inc.(a)(b)	914	219,287
Varonis Systems, Inc.(a)	433	28,297
VASCO Data Security International, Inc.(a)	429	6,649
Verint Systems, Inc.(a)	2,431	102,345
VMware, Inc., Class A(a)(b)	2,028	270,251
Workday, Inc., Class A(a)	4,948	617,708
Workiva, Inc.(a)	612	13,770
Zendesk, Inc.(a)	3,194	155,707
Zix Corp.(a)	998	5,040
Zynga, Inc., Class A(a)	24,908	85,933

		48,784,514
Specialty Retail — 2.1%
Aaron’s, Inc.	1,972	82,370
Abercrombie & Fitch Co., Class A	2,579	66,074
Advance Auto Parts, Inc.	2,298	263,006
America’s Car-Mart, Inc.(a)	281	14,977
American Eagle Outfitters, Inc.	5,054	104,517
Asbury Automotive Group, Inc.(a)(b)	745	49,952
Ascena Retail Group, Inc.(a)	4,289	9,522

Security	Shares	Value
Specialty Retail (continued)
AutoNation, Inc.(a)(b)	1,864	$86,098
AutoZone, Inc.(a)	864	539,585
Barnes & Noble Education, Inc.(a)	774	5,565
Barnes & Noble, Inc.	1,024	5,683
Bed Bath & Beyond, Inc.	4,532	79,129
Best Buy Co., Inc.	8,052	616,220
Big 5 Sporting Goods Corp.(b)	357	2,999
BMC Stock Holdings, Inc.(a)	2,423	41,797
Boot Barn Holdings, Inc.(a)	235	4,599
Buckle, Inc.	543	12,516
Build-A-Bear Workshop, Inc.(a)	292	2,657
Caleres, Inc.	1,545	50,568
CarMax, Inc.(a)(b)	5,808	363,000
Cato Corp., Class A	507	8,218
Chico’s FAS, Inc.	3,622	35,966
Children’s Place, Inc.	492	62,755
Citi Trends, Inc.	277	8,485
Conn’s, Inc.(a)	389	9,919
Dick’s Sporting Goods, Inc.	2,712	89,740
DSW, Inc., Class A	2,120	47,276
Express, Inc.(a)	2,627	20,596
Finish Line, Inc., Class A	792	10,747
Five Below, Inc.(a)	1,678	118,484
Floor & Decor Holdings, Inc., Class A(a)	758	42,137
Foot Locker, Inc.	3,685	158,750
Francesca’s Holdings Corp.(a)	821	4,064
GameStop Corp., Class A(b)	3,539	48,307
Gap, Inc.	7,609	222,487
Genesco, Inc.(a)	391	16,715
GNC Holdings, Inc., Class A(a)	1,064	3,777
Group 1 Automotive, Inc.	539	35,224
Guess?, Inc.	2,258	52,589
Haverty Furniture Cos., Inc.	502	9,111
Hibbett Sports, Inc.(a)	427	11,614
Home Depot, Inc.	37,551	6,939,425
Hudson, Ltd., Class A(a)	5,224	77,472
Kirkland’s, Inc.(a)	341	3,611
L Brands, Inc.	7,565	264,094
Lithia Motors, Inc., Class A	814	78,030
Lowe’s Cos., Inc.	26,215	2,160,902
Lumber Liquidators Holdings, Inc.(a)	647	15,573
MarineMax, Inc.(a)	449	9,698
Michaels Cos., Inc.(a)	3,572	66,511
Monro, Inc.	803	44,928
National Vision Holdings, Inc.(a)	2,820	93,850
O’Reilly Automotive, Inc.(a)	2,629	673,208
Office Depot, Inc.	14,226	32,578
Party City Holdco, Inc.(a)	508	8,001
Penske Automotive Group, Inc.	1,298	58,540
Pier 1 Imports, Inc.	1,225	2,732
Rent-A-Center, Inc.(b)	723	7,310
RH(a)	582	55,552
Ross Stores, Inc.	11,841	957,345
Sally Beauty Holdings, Inc.(a)(b)	3,488	60,308

25

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Shoe Carnival, Inc.	372	$9,066
Signet Jewelers Ltd.	1,788	69,517
Sleep Number Corp.(a)	1,367	38,741
Sonic Automotive, Inc., Class A	412	8,158
Sportsman’s Warehouse Holdings, Inc.(a)	414	2,066
Tailored Brands, Inc.	1,674	52,815
Tiffany & Co.	3,397	349,313
Tile Shop Holdings, Inc.	579	3,966
TJX Cos., Inc.	19,938	1,691,739
Tractor Supply Co.	3,997	271,796
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,870	469,202
Urban Outfitters, Inc.(a)	2,564	103,252
Vitamin Shoppe, Inc.(a)	484	2,396
Williams-Sonoma, Inc.	2,637	126,049
Winmark Corp.	34	4,430
Zumiez, Inc.(a)	536	12,542

		18,242,511
Technology Hardware, Storage & Peripherals — 3.5%
3D Systems Corp.(a)	2,820	28,313
Apple, Inc.	160,383	26,505,060
Avid Technology, Inc.(a)	592	2,652
Cray, Inc.(a)	772	18,412
Diebold Nixdorf, Inc.	2,781	42,688
Eastman Kodak Co.(a)	340	1,683
Electronics for Imaging, Inc.(a)(b)	1,193	33,046
Hewlett Packard Enterprise Co.	49,609	845,833
HP, Inc.	52,595	1,130,267
Immersion Corp.(a)	1,186	13,058
NCR Corp.(a)	3,882	119,449
NetApp, Inc.	8,545	568,926
Pure Storage, Inc., Class A(a)	2,892	58,505
Stratasys Ltd.(a)(b)	1,317	25,247
Super Micro Computer, Inc.(a)(b)	825	14,603
Synaptics, Inc.(a)	891	38,776
USA Technologies, Inc.(a)	901	7,884
Western Digital Corp.	9,321	734,402
Xerox Corp.	6,922	217,697

		30,406,501
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	1,504	150,881
Columbia Sportswear Co.	809	67,155
Crocs, Inc.(a)	2,399	37,904
Culp, Inc.	170	5,024
Deckers Outdoor Corp.(a)	1,006	93,820
Fossil Group, Inc.(a)(b)	815	12,184
G-III Apparel Group Ltd.(a)	2,675	97,611
Hanesbrands, Inc.	11,142	205,793
Iconix Brand Group, Inc.(a)	1,306	1,059
lululemon athletica, Inc.(a)	3,032	302,594

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings Ltd.(a)	4,482	$306,658
Movado Group, Inc.	450	17,753
NIKE, Inc., Class B	41,360	2,828,610
Oxford Industries, Inc.	585	45,068
Perry Ellis International, Inc.(a)(b)	255	6,617
PVH Corp.	2,415	385,603
Ralph Lauren Corp.	1,799	197,620
Sequential Brands Group, Inc.(a)(b)	363	701
Skechers U.S.A., Inc., Class A(a)	4,241	120,869
Steven Madden Ltd.	1,931	93,171
Tapestry, Inc.	8,800	473,176
Under Armour, Inc., Class A(a)(b)	5,336	94,767
Under Armour, Inc., Class C(a)	6,394	98,148
Unifi, Inc.(a)	322	9,534
Vera Bradley, Inc.(a)	696	7,920
VF Corp.	10,169	822,367
Wolverine World Wide, Inc.	3,194	95,692

		6,578,299
Thrifts & Mortgage Finance — 0.2%
Banc of California, Inc.	902	17,318
BankFinancial Corp.	603	10,209
Beneficial Bancorp, Inc.	1,762	27,928
Berkshire Hills Bancorp, Inc.	1,025	38,899
BofI Holding, Inc.(a)(b)	1,972	79,432
Brookline Bancorp, Inc.	1,313	21,796
Capitol Federal Financial, Inc.	5,823	72,613
Charter Financial Corp.	722	16,794
Dime Community Bancshares, Inc.	548	10,823
Entegra Financial Corp.(a)	170	4,939
Essent Group Ltd.(a)	2,564	84,509
Federal Agricultural Mortgage Corp., Class C	139	11,886
First Defiance Financial Corp.	305	18,196
Flagstar Bancorp, Inc.(a)	446	15,409
Flushing Financial Corp.	429	11,115
Greene County Bancorp, Inc.	392	13,583
Hingham Institution for Savings	79	16,116
HomeStreet, Inc.(a)	1,097	27,974
Impac Mortgage Holdings, Inc.(a)	232	1,986
Kearny Financial Corp.	2,282	32,062
Ladder Capital Corp.	2,619	36,404
LendingTree, Inc.(a)	221	52,686
Meridian Bancorp, Inc.	1,376	26,006
Meta Financial Group, Inc.	315	35,012
MGIC Investment Corp.(a)	12,708	127,334
Nationstar Mortgage Holdings, Inc.(a)	547	9,857
New York Community Bancorp, Inc.	14,777	175,551
NMI Holdings, Inc., Class A(a)	1,655	22,922
Northfield Bancorp, Inc.	1,190	18,850
Northwest Bancshares, Inc.	2,104	34,926
OceanFirst Financial Corp.	1,828	49,319
Ocwen Financial Corp.(a)	1,730	7,024

26

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Oritani Financial Corp.	1,043	$15,958
People’s United Financial, Inc.	9,667	176,809
Provident Bancorp, Inc.(a)	433	10,176
Provident Financial Services, Inc.	1,941	50,699
Radian Group, Inc.	7,114	101,730
Southern Missouri Bancorp, Inc.	577	20,137
Territorial Bancorp, Inc.	536	16,316
TFS Financial Corp.	1,417	21,127
TrustCo Bank Corp. NY	1,531	13,090
United Community Financial Corp.	695	7,040
United Financial Bancorp, Inc.	771	12,745
Walker & Dunlop, Inc.	946	54,026
Washington Federal, Inc.	3,037	96,425
Waterstone Financial, Inc.	804	13,789
WSFS Financial Corp.	997	49,950

		1,789,495
Tobacco — 0.9%
Altria Group, Inc.	59,160	3,319,468
Philip Morris International, Inc.	48,994	4,017,508
Turning Point Brands, Inc.	273	5,793
Universal Corp.	669	31,476
Vector Group Ltd.	3,694	72,033

		7,446,278
Trading Companies & Distributors — 0.3%
Aceto Corp.	578	1,456
Air Lease Corp.	3,047	127,029
Aircastle Ltd.	2,100	41,160
Applied Industrial Technologies, Inc.	1,787	114,279
Beacon Roofing Supply, Inc.(a)	2,092	102,403
CAI International, Inc.(a)(b)	191	4,294
DXP Enterprises, Inc.(a)	333	12,088
Fastenal Co.	9,042	452,010
GATX Corp.	1,292	84,290
GMS, Inc.(a)	777	24,211
H&E Equipment Services, Inc.	1,091	35,294
HD Supply Holdings, Inc.(a)	5,910	228,776
Herc Holdings, Inc.(a)	760	40,014
Kaman Corp.	1,609	97,570
Lawson Products, Inc.(a)	478	11,066
MRC Global, Inc.(a)	2,394	44,840
MSC Industrial Direct Co., Inc., Class A	1,398	120,843
NOW, Inc.(a)	2,824	34,255
Rush Enterprises, Inc., Class A(a)	823	33,603
Rush Enterprises, Inc., Class B(a)	266	10,350
SiteOne Landscape Supply, Inc.(a)(b)	1,069	73,226
Textainer Group Holdings Ltd.(a)	625	10,750
Titan Machinery, Inc.(a)(b)	378	7,303
Triton International Ltd.	1,311	40,654
United Rentals, Inc.(a)	2,655	398,250
Univar, Inc.(a)	3,678	101,366
Veritiv Corp.(a)	176	6,697
W.W. Grainger, Inc.	1,609	452,692

Security	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	893	$149,506
WESCO International, Inc.(a)	1,340	79,797

		2,940,072
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	2,573	97,517
Wesco Aircraft Holdings, Inc.(a)	1,006	10,160

		107,677
Water Utilities — 0.1%
American States Water Co.	872	48,588
American Water Works Co., Inc.	5,544	480,000
Aqua America, Inc.	5,536	194,590
Artesian Resources Corp., Class A	817	31,291
Cadiz, Inc.(a)	459	6,174
California Water Service Group	1,529	59,249
Connecticut Water Service, Inc.	261	17,748
Consolidated Water Co. Ltd.	1,363	19,286
Evoqua Water Technologies Corp.(a)	2,824	57,694
Global Water Resources, Inc.	2,718	25,060
Middlesex Water Co.	276	11,498
SJW Group	313	18,921
York Water Co.	487	15,681

		985,780
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)(b)	1,078	25,290
RingCentral, Inc., Class A(a)	2,035	136,447
Shenandoah Telecommunications Co.	1,455	54,926
Spok Holdings, Inc.	353	5,260
Sprint Corp.(a)(b)	36,724	206,022
T-Mobile U.S., Inc.(a)	9,641	583,377
Telephone & Data Systems, Inc.	3,183	86,991
United States Cellular Corp.(a)	194	7,676

		1,105,989

Total Common Stocks — 98.9% (Cost — $733,296,950)		857,159,107

Investment Companies — 0.2%
iShares Russell 3000 ETF(b)(f)	8,030	1,259,425

Total Investment Companies— 0.2% (Cost — $ 1,224,443)		1,259,425

Rights — 0.0%

Biotechnology — 0.0%
Dyax Corp., CVR (Expires 12/31/19)(a)(c)	119	273

Total Rights — 0.0% (Cost — $132)		273

Total Long-Term Investments — 99.1% (Cost — $734,521,525)		858,418,805

27

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(f)(d)(e)	17,829,362	$17,831,145
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(f)(d)	6,732,571	6,732,571

Total Short-Term Securities — 2.8% (Cost — $24,562,943)		24,563,716

Total Investments — 101.9% (Cost — $759,084,468)		882,982,521
Liabilities in Excess of Other Assets — (1.9)%		(16,618,688)

Net Assets — 100.0%		$866,363,833

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/17	Shares Purchased		Shares Sold		Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,115,168	—		(285,806	)(b)	17,829,362	$17,831,145	$89,077	(c)	$(3,736)	$772
BlackRock Cash Funds: Treasury, SL Agency Shares	6,694,543	38,027	(d)	—		6,732,571	6,732,571	75,132		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—		—	—	13		—	—
BlackRock, Inc.	3,336	847		(277)		3,906	2,036,979	26,236		8,689	276,319
PNC Financial Services Group, Inc.	12,965	3,406		(1,175)		15,196	2,213,126	29,966		3,096	170,484
PennyMac Mortgage Investment Trust	1,256	—		—		1,256	22,093	1,771		—	(13)
iShares Russell 3000 ETF	3,415	15,977		(11,362)		8,030	1,259,425	9,548		(33,151)	9,580

							$30,095,339	$231,743		$(25,102)	$457,144

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

28

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund

Portfolio Abbreviations

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Russell 2000 E-Mini Index	12	06/15/18	$926	$(1,739)
S&P 500 E-Mini Index	48	06/15/18	6,353	(13,929)

				$(15,668)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

29

Schedule of Investments (unaudited) (continued) April 30, 2018	iShares Total U.S. Stock Market Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$857,159,107	$—	$—	$857,159,107
Investment Companies	1,259,425	—	—	1,259,425
Rights	—	—	273	273
Short-Term Securities	24,563,716	—	—	24,563,716

	$882,982,248	$—	$273	$882,982,521

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(15,668)	$—	$—	$(15,668)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2018, there were no transfers between levels.

30

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “ 1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 18, 2018